UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Total Market Index Fund

Fidelity® Extended Market Index Fund

Fidelity® International Index Fund

Annual Report

February 28, 2021

Contents

Note to Shareholders
Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Market Index Fund	35.50%	17.41%	13.42%

 The initial offering of Fidelity Total Market Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund on February 28, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$35,221	Fidelity® Total Market Index Fund
$35,200	Dow Jones U.S. Total Stock Market Index℠

Fidelity® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 31.29% for the 12 months ending February 28, 2021, a volatile but productive period for U.S. risk assets. The early-2020 outbreak and spread of COVID-19 resulted in stocks suffering one of the quickest declines on record, through March 23, followed by a historic rebound that included the index closing 2020 at an all-time high and gaining modest ground in the first two months of the new year. The crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response partially offset the economic disruption and fueled the market surge, as did resilient corporate earnings. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery could be slowing and a new wave of COVID-19 cases. A shift in momentum began in October and accelerated following the U.S. elections, with the approval of three breakthrough COVID-19 vaccines and prospects for additional government stimulus fueling the “reflation trade” through February 28. By sector for the full 12 months, information technology (+50%) and consumer discretionary (+43%) led all gainers. Materials (+42%) and communication services (+37%) also stood out. In contrast, the defensive utilities (-3%) and real estate sectors (+5%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending February 28, 2021, the fund gained 35.50%, in line with the 35.50% advance of the benchmark Dow Jones U.S. Total Stock Market Index. By sector, information technology gained about 53% and contributed most, followed by consumer discretionary, which gained 60%, and health care, which advanced roughly 31%. The communication services sector rose 41%, boosted by the media & entertainment industry (+51%), while financials gained 24% and industrials advanced 30%. Other notable contributors included the materials (+44%), consumer staples (+14%), energy (+14%), and real estate (+5%) sectors. In contrast, stocks in the utilities sector returned about -3% and detracted most. Turning to individual stocks, the top contributor was Apple (+78%), from the technology hardware & equipment group, followed by Microsoft (+45%), within the software & services segment. In retailing, Amazon.com advanced 64% and Alphabet (+51%) from the media & entertainment category also helped. Tesla, within the automobiles & components industry, rose about 405% and boosted the fund. In contrast, the biggest individual detractor was AT&T (-15%), from the telecommunication services segment. In capital goods, Boeing (-23%) and Raytheon (-38%) hurt. Wells Fargo, within the banks industry, returned roughly -9% and hindered the fund. Another detractor was Coca Cola (-5%), a stock in the food, beverage & tobacco group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Apple, Inc.	4.9
Microsoft Corp.	4.4
Amazon.com, Inc.	3.3
Facebook, Inc. Class A	1.6
Alphabet, Inc. Class A	1.5
Alphabet, Inc. Class C	1.5
Tesla, Inc.	1.3
Berkshire Hathaway, Inc. Class B	1.2
JPMorgan Chase & Co.	1.2
Johnson & Johnson	1.1
22.0

Top Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	26.6
Health Care	13.6
Consumer Discretionary	12.2
Financials	11.5
Communication Services	10.1
Industrials	9.3
Consumer Staples	5.3
Real Estate	3.1
Materials	2.8
Energy	2.6

Fidelity® Total Market Index Fund

Schedule of Investments February 28, 2021

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.2%
Alaska Communication Systems Group, Inc.	95,774	$313,181
Anterix, Inc. (a)	16,962	716,305
AT&T, Inc.	10,730,042	299,260,871
ATN International, Inc.	17,036	829,312
Bandwidth, Inc. (a)(b)	32,782	5,191,358
Cincinnati Bell, Inc. (a)	84,225	1,286,958
Cogent Communications Group, Inc.	63,039	3,772,884
Consolidated Communications Holdings, Inc. (a)	110,609	581,803
Globalstar, Inc. (a)(b)	1,067,098	1,888,763
IDT Corp. Class B (a)	31,682	568,692
Iridium Communications, Inc. (a)	186,035	7,127,001
Liberty Global PLC:
Class A (a)	196,087	4,828,642
Class C (a)	570,032	13,851,778
Liberty Latin America Ltd.:
Class A (a)	54,858	601,792
Class C (a)(b)	264,040	2,893,878
Lumen Technologies, Inc. (b)	1,468,473	18,047,533
Ooma, Inc. (a)	26,617	420,549
ORBCOMM, Inc. (a)(b)	116,084	885,721
Radius Global Infrastructure, Inc. (a)(b)	103,101	1,276,390
Verizon Communications, Inc.	6,234,410	344,762,873
Vonage Holdings Corp. (a)	343,511	4,541,215
		713,647,499
Entertainment - 2.0%
Activision Blizzard, Inc.	1,162,290	111,126,547
AMC Entertainment Holdings, Inc. Class A (b)	146,410	1,172,744
Ballantyne of Omaha, Inc. (a)	12,668	32,430
Chicken Soup For The Soul Entertainment, Inc. (a)	3,642	93,126
Cinedigm Corp. (a)	81,277	113,788
Cinemark Holdings, Inc. (b)	155,531	3,491,671
CuriosityStream, Inc. Class A (a)(b)	20,770	360,775
Electronic Arts, Inc.	436,413	58,466,250
Gaia, Inc. Class A (a)(b)	15,337	146,008
Glu Mobile, Inc. (a)	226,355	2,824,910
Lions Gate Entertainment Corp.:
Class A (a)(b)	133,267	1,935,037
Class B (a)	119,348	1,496,624
Live Nation Entertainment, Inc. (a)	215,531	19,152,085
LiveXLive Media, Inc. (a)	48,854	193,950
Madison Square Garden Entertainment Corp. (a)	25,713	2,771,090
Madison Square Garden Sports Corp. (a)	25,713	4,945,896
Marcus Corp. (b)	41,151	808,206
Netflix, Inc. (a)	665,616	358,667,182
Playtika Holding Corp.	103,762	3,086,920
Reading International, Inc. Class A (a)	16,881	123,569
Roku, Inc. Class A (a)	164,118	64,905,387
Sciplay Corp. (A Shares) (a)	39,902	724,221
Take-Two Interactive Software, Inc. (a)	172,444	31,809,020
The Walt Disney Co. (a)	2,726,743	515,463,497
Warner Music Group Corp. Class A	141,176	5,007,513
World Wrestling Entertainment, Inc. Class A (b)	68,679	3,392,743
Zynga, Inc. (a)	1,515,770	16,900,836
		1,209,212,025
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (a)	452,796	915,512,760
Class C (a)	437,405	890,932,748
ANGI Homeservices, Inc. Class A (a)	110,287	1,648,239
Autoweb, Inc. (a)(b)	6,653	17,098
Bumble, Inc.	75,731	5,097,454
CarGurus, Inc. Class A (a)	130,822	3,394,831
Cars.com, Inc. (a)	110,752	1,292,476
DHI Group, Inc. (a)	99,689	310,033
Eventbrite, Inc. (a)	114,588	2,276,864
EverQuote, Inc. Class A (a)(b)	14,318	701,296
Facebook, Inc. Class A (a)	3,621,471	932,963,359
IAC (a)	119,367	29,224,623
Izea Worldwide, Inc. (a)(b)	76,210	305,602
Liberty TripAdvisor Holdings, Inc. (a)	107,591	605,737
Match Group, Inc. (a)	390,813	59,735,767
MediaAlpha, Inc. Class A	15,811	830,236
Pinterest, Inc. Class A (a)	769,867	62,035,883
QuinStreet, Inc. (a)	76,551	1,828,803
Snap, Inc. Class A (a)	1,373,731	90,199,177
Super League Gaming, Inc. (a)	22,321	69,865
Travelzoo, Inc. (a)	7,598	102,725
TripAdvisor, Inc. (a)	151,891	7,536,831
TrueCar, Inc. (a)	153,372	831,276
Twitter, Inc. (a)	1,195,899	92,155,977
Yelp, Inc. (a)	103,444	3,900,873
Zedge, Inc. (a)	10,522	105,641
Zillow Group, Inc.:
Class A (a)	80,197	13,619,055
Class C (a)(b)	197,735	31,900,588
Zoominfo Technologies, Inc. (b)	123,613	6,479,793
		3,155,615,610
Media - 1.4%
A.H. Belo Corp. Class A	15,639	31,904
Advantage Solutions, Inc. Class A (a)	170,835	1,546,057
Altice U.S.A., Inc. Class A (a)	363,603	12,220,697
AMC Networks, Inc. Class A (a)(b)	59,827	3,924,053
Boston Omaha Corp. (a)	24,875	1,044,253
Cable One, Inc.	8,131	15,569,645
Cardlytics, Inc. (a)(b)	42,163	5,583,646
Cbdmd, Inc. (a)	50,529	188,978
Charter Communications, Inc. Class A (a)	219,614	134,715,620
Clear Channel Outdoor Holdings, Inc. (a)	681,544	1,172,256
Comcast Corp. Class A	6,875,513	362,477,045
comScore, Inc. (a)	77,792	283,941
Cumulus Media, Inc. (a)	23,165	224,469
Daily Journal Corp. (a)	2,118	724,991
Digital Media Solutions, Inc. Class A (a)(b)	10,829	119,119
Discovery Communications, Inc.:
Class A (a)(b)	218,999	11,613,517
Class C (non-vtg.) (a)	474,203	21,339,135
DISH Network Corp. Class A (a)	368,070	11,597,886
E.W. Scripps Co. Class A (b)	87,871	1,653,732
Emerald Expositions Events, Inc. (b)	42,037	229,942
Entercom Communications Corp. Class A	191,452	855,790
Entravision Communication Corp. Class A	94,991	297,322
Fluent, Inc. (a)	74,191	469,629
Fox Corp.:
Class A	734,510	24,466,528
Class B	1,078	34,421
Gannett Co., Inc. (a)(b)	195,655	968,492
Gray Television, Inc.	135,384	2,457,220
Hemisphere Media Group, Inc. (a)	19,748	218,215
iHeartMedia, Inc. (a)	94,857	1,334,638
Insignia Systems, Inc. (a)	507	3,448
Interpublic Group of Companies, Inc.	580,722	15,168,459
John Wiley & Sons, Inc. Class A	70,134	3,694,659
Lee Enterprises, Inc. (a)	84,524	183,417
Liberty Broadband Corp.:
Class A (a)	18,970	2,757,479
Class C (a)	334,092	49,950,095
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	10,120	297,326
Liberty Braves Class C (a)	62,805	1,808,156
Liberty Formula One Group Series C (a)(b)	311,723	13,684,640
Liberty Media Class A (a)	32,992	1,279,100
Liberty SiriusXM Series A (a)	558	24,781
Liberty SiriusXM Series C (a)	381,626	16,837,339
Loral Space & Communications Ltd.	20,010	887,243
Marchex, Inc. Class B (a)	35,256	105,768
MDC Partners, Inc. Class A (a)	94,948	300,036
Mediaco Holding, Inc. (a)	178	614
Meredith Corp.	61,937	1,534,799
MSG Network, Inc. Class A (a)(b)	65,173	1,105,334
National CineMedia, Inc.	107,997	509,746
News Corp.:
Class A	664,061	15,572,230
Class B	103,906	2,381,526
Nexstar Broadcasting Group, Inc. Class A	68,986	9,489,024
Omnicom Group, Inc.	321,579	22,102,125
Saga Communications, Inc. Class A	7,361	152,225
Salem Communications Corp. Class A	7,646	19,497
Scholastic Corp.	42,704	1,229,875
Sinclair Broadcast Group, Inc. Class A	77,434	2,395,034
Sirius XM Holdings, Inc. (b)	1,799,616	10,527,754
Srax, Inc. (a)	18,248	66,605
Srax, Inc. rights 12/31/20 (a)(c)	7,116	1,281
TechTarget, Inc. (a)	37,197	3,110,785
Tegna, Inc.	325,959	5,942,233
The New York Times Co. Class A	215,009	11,002,011
Thryv Holdings, Inc. (a)	3,784	81,924
Townsquare Media, Inc.	906	9,875
Tribune Publishing Co.	36,628	621,943
Urban One, Inc.:
Class A (a)	5,499	30,519
Class D (non-vtg.) (a)	22,803	36,827
ViacomCBS, Inc.:
Class A	7,764	498,915
Class B	858,136	55,341,191
WideOpenWest, Inc. (a)	73,189	1,028,305
		869,137,284
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	71,959	820,333
Gogo, Inc. (a)(b)	77,671	920,401
NII Holdings, Inc. (a)(c)	149,032	323,399
Shenandoah Telecommunications Co.	72,091	3,197,236
Spok Holdings, Inc.	30,552	327,517
T-Mobile U.S., Inc.	877,392	105,260,718
Telephone & Data Systems, Inc.	152,977	2,736,759
U.S. Cellular Corp. (a)	20,827	612,939
		114,199,302

TOTAL COMMUNICATION SERVICES		6,061,811,720

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Adient PLC (a)	137,342	5,092,641
American Axle & Manufacturing Holdings, Inc. (a)	183,058	1,788,477
Aptiv PLC	405,745	60,796,831
Autoliv, Inc. (b)	116,454	10,480,860
BorgWarner, Inc. (b)	366,535	16,494,075
Cooper Tire & Rubber Co.	73,255	4,193,116
Cooper-Standard Holding, Inc. (a)	28,839	1,033,013
Dana, Inc.	222,087	5,287,891
Dorman Products, Inc. (a)	42,626	4,250,238
Fox Factory Holding Corp. (a)	62,628	7,963,150
Gentex Corp.	365,184	12,920,210
Gentherm, Inc. (a)	45,265	3,204,309
Horizon Global Corp. (a)	37,011	347,903
LCI Industries	38,648	5,447,049
Lear Corp.	80,755	13,412,598
Modine Manufacturing Co. (a)	80,051	1,110,307
Motorcar Parts of America, Inc. (a)	28,082	597,585
Patrick Industries, Inc. (b)	32,644	2,576,591
Standard Motor Products, Inc.	32,227	1,353,856
Stoneridge, Inc. (a)	42,614	1,306,545
Strattec Security Corp.	4,907	252,809
Superior Industries International, Inc. (a)	42,371	241,938
Sypris Solutions, Inc. (a)	11,882	48,954
Tenneco, Inc. (a)	96,053	1,070,030
The Goodyear Tire & Rubber Co.	359,307	6,039,951
Veoneer, Inc. (a)(b)	156,282	4,294,629
Visteon Corp. (a)	41,808	5,316,723
Workhorse Group, Inc. (a)(b)	159,215	2,574,507
XPEL, Inc. (a)(b)	26,707	1,291,283
		180,788,069
Automobiles - 1.6%
Arcimoto, Inc. (a)(b)	34,685	621,555
AYRO, Inc. (a)(b)	23,186	166,244
Fisker, Inc. (a)(b)	244,699	6,973,922
Ford Motor Co.	5,866,706	68,640,460
General Motors Co.	1,892,886	97,161,838
Harley-Davidson, Inc.	233,324	8,322,667
Lordstown Motors Corp. (a)(b)	175,501	3,394,189
Tesla, Inc. (a)	1,142,302	771,625,001
Thor Industries, Inc.	83,213	9,740,914
Winnebago Industries, Inc.	50,950	3,546,120
		970,192,910
Distributors - 0.1%
Core-Mark Holding Co., Inc.	66,862	2,178,364
Educational Development Corp. (b)	4,042	63,096
Funko, Inc. (a)(b)	28,522	387,329
Genuine Parts Co.	217,405	22,903,617
LKQ Corp. (a)	417,621	16,450,091
Pool Corp.	59,935	20,064,440
Weyco Group, Inc.	9,583	168,182
		62,215,119
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	74,382	2,923,213
American Public Education, Inc. (a)	23,374	688,131
Aspen Group, Inc. (a)(b)	21,363	189,703
Bright Horizons Family Solutions, Inc. (a)	91,111	14,546,782
Carriage Services, Inc.	23,992	790,776
Chegg, Inc. (a)(b)	209,064	20,180,948
Franchise Group, Inc.	42,510	1,491,251
Frontdoor, Inc. (a)	128,034	6,705,141
Graham Holdings Co.	6,825	4,100,665
Grand Canyon Education, Inc. (a)	71,335	7,468,061
H&R Block, Inc.	291,850	5,612,276
Houghton Mifflin Harcourt Co. (a)	191,531	1,168,339
Laureate Education, Inc. Class A (a)	171,025	2,351,594
Lincoln Educational Services Corp. (a)	19,728	114,028
OneSpaWorld Holdings Ltd. (b)	69,225	755,245
Perdoceo Education Corp. (a)	102,066	1,313,589
Regis Corp. (a)(b)	39,837	468,085
Select Interior Concepts, Inc. (a)	30,016	261,439
Service Corp. International	266,684	12,736,828
StoneMor, Inc. (a)	128,851	269,299
Strategic Education, Inc.	35,859	3,260,300
Stride, Inc. (a)	60,176	1,447,233
Terminix Global Holdings, Inc. (a)	198,268	8,924,043
Universal Technical Institute, Inc. (a)	29,762	182,441
Vivint Smart Home, Inc. Class A (a)(b)	64,246	1,092,182
WW International, Inc. (a)(b)	71,928	2,121,157
Xpresspa Group, Inc. (a)(b)	107,575	189,332
Zovio, Inc. (a)	36,795	188,758
		101,540,839
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc. (a)	81,607	905,022
Airbnb, Inc. Class A (b)	78,009	16,097,157
ARAMARK Holdings Corp.	380,171	14,111,948
Bally's Corp. (b)	25,647	1,526,509
BBQ Holdings, Inc. (a)	5,376	31,450
Biglari Holdings, Inc. (a)	174	101,884
Biglari Holdings, Inc. (a)	1,764	206,635
BJ's Restaurants, Inc.	32,052	1,779,848
Bloomin' Brands, Inc.	130,439	3,240,105
Bluegreen Vacations Corp. (b)	15,559	124,472
Bluegreen Vacations Holding Corp. Class A (a)	22,171	352,075
Boyd Gaming Corp. (a)	120,073	7,048,285
Brinker International, Inc.	68,641	4,708,086
Caesars Entertainment, Inc. (a)	314,105	29,349,971
Carnival Corp.	1,199,855	32,096,121
Carrols Restaurant Group, Inc. (a)	60,237	372,265
Century Casinos, Inc. (a)	39,038	314,646
Chipotle Mexican Grill, Inc. (a)	42,085	60,686,570
Choice Hotels International, Inc.	42,900	4,498,923
Churchill Downs, Inc.	52,917	12,204,248
Chuy's Holdings, Inc. (a)	28,759	1,179,119
Cracker Barrel Old Country Store, Inc.	35,658	5,522,354
Darden Restaurants, Inc.	195,183	26,804,481
Dave & Buster's Entertainment, Inc.	72,960	2,962,906
Del Taco Restaurants, Inc.	63,136	633,885
Denny's Corp. (a)	93,594	1,642,575
Dine Brands Global, Inc.	24,886	1,968,731
Domino's Pizza, Inc.	59,528	20,627,047
Dover Motorsports, Inc.	7,047	15,574
DraftKings, Inc. Class A (a)(b)	481,199	29,608,174
Drive Shack, Inc. (a)	83,508	217,956
El Pollo Loco Holdings, Inc. (a)	26,883	492,765
Esports Entertainment Group, Inc. (a)(b)	12,370	204,724
Everi Holdings, Inc. (a)	137,467	2,077,126
Extended Stay America, Inc. unit	251,851	4,052,283
Fiesta Restaurant Group, Inc. (a)(b)	35,860	547,224
Full House Resorts, Inc. (a)	25,767	183,976
Golden Entertainment, Inc. (a)	31,438	742,880
Good Times Restaurants, Inc. (a)	5,599	19,373
Hall of Fame Resort & Entertainment Co. (a)(b)	50,143	114,827
Hilton Grand Vacations, Inc. (a)	133,118	5,259,492
Hilton Worldwide Holdings, Inc.	416,138	51,467,948
Hyatt Hotels Corp. Class A	52,254	4,595,739
Inspired Entertainment, Inc. (a)(b)	15,999	131,992
J. Alexanders Holdings, Inc. (a)(b)	14,499	126,866
Jack in the Box, Inc.	35,134	3,595,965
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,622	168,042
Las Vegas Sands Corp.	493,771	30,910,065
Lindblad Expeditions Holdings (a)	44,975	936,829
Luby's, Inc. (a)(b)	10,306	32,876
Marriott International, Inc. Class A	399,995	59,227,260
Marriott Vacations Worldwide Corp.	61,633	10,459,736
McDonald's Corp.	1,123,156	231,527,378
MGM Resorts International	613,264	23,175,247
Monarch Casino & Resort, Inc. (a)	18,283	1,237,028
Nathan's Famous, Inc.	6,187	369,735
Noodles & Co. (a)	50,229	474,162
Norwegian Cruise Line Holdings Ltd. (a)(b)	468,317	13,843,451
Papa John's International, Inc.	49,516	4,465,848
Penn National Gaming, Inc. (a)	222,188	25,724,927
Planet Fitness, Inc. (a)	123,089	10,596,732
Playa Hotels & Resorts NV (a)	99,336	712,239
PlayAGS, Inc. (a)	45,259	369,766
Potbelly Corp. (a)	36,935	184,306
Rave Restaurant Group, Inc. (a)	6,403	7,620
RCI Hospitality Holdings, Inc.	10,977	705,272
Red Lion Hotels Corp. (a)	31,607	109,360
Red Robin Gourmet Burgers, Inc. (a)	21,350	655,232
Red Rock Resorts, Inc.	109,460	3,302,408
Royal Caribbean Cruises Ltd.	279,912	26,107,392
Ruth's Hospitality Group, Inc. (b)	42,522	969,714
Scientific Games Corp. Class A (a)	83,472	3,908,994
SeaWorld Entertainment, Inc. (a)	75,636	3,756,084
Shake Shack, Inc. Class A (a)	53,925	6,389,034
Six Flags Entertainment Corp.	125,178	5,582,939
Starbucks Corp.	1,768,582	191,059,913
Target Hospitality Corp. (a)	59,831	99,918
Texas Roadhouse, Inc. Class A	98,318	8,935,140
The Cheesecake Factory, Inc. (b)	64,917	3,567,189
The ONE Group Hospitality, Inc. (a)	4,776	23,450
Travel+Leisure Co.	129,846	7,846,594
Vail Resorts, Inc.	60,455	18,691,477
Wendy's Co.	269,206	5,499,879
Wingstop, Inc.	44,676	6,082,637
Wyndham Hotels & Resorts, Inc.	142,444	9,298,744
Wynn Resorts Ltd.	155,917	20,538,946
Yum! Brands, Inc.	454,324	47,036,164
		1,139,141,929
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	12,880	272,154
Beazer Homes U.S.A., Inc. (a)	48,298	853,426
Casper Sleep, Inc.	34,292	287,710
Cavco Industries, Inc. (a)	12,952	2,731,706
Century Communities, Inc. (a)	43,161	2,388,098
Comstock Holding Companies, Inc. (a)(b)	1,055	5,887
D.R. Horton, Inc.	497,524	38,244,670
Dixie Group, Inc. (a)	7,832	42,763
Emerson Radio Corp. (a)	16,730	24,928
Ethan Allen Interiors, Inc. (b)	37,945	972,151
Flexsteel Industries, Inc.	18,067	597,656
Garmin Ltd.	225,263	27,937,117
GoPro, Inc. Class A (a)(b)	212,582	1,598,617
Green Brick Partners, Inc. (a)	80,012	1,578,637
Hamilton Beach Brands Holding Co. Class A	10,452	183,642
Helen of Troy Ltd. (a)(b)	38,373	8,319,266
Hooker Furniture Corp. (b)	18,614	629,339
Hovnanian Enterprises, Inc. Class A (a)	7,272	418,285
Installed Building Products, Inc.	33,800	3,696,368
iRobot Corp. (a)(b)	42,546	5,280,384
KB Home	131,390	5,305,528
Koss Corp. (a)(b)	5,153	86,107
La-Z-Boy, Inc.	68,205	2,906,215
Legacy Housing Corp. (a)	6,771	106,372
Leggett & Platt, Inc.	200,447	8,673,342
Lennar Corp.:
Class A	389,917	32,351,413
Class B	52,316	3,461,227
LGI Homes, Inc. (a)	31,664	3,459,292
Lifetime Brands, Inc.	9,906	128,481
Lovesac (a)(b)	16,591	957,135
M.D.C. Holdings, Inc.	78,318	4,430,449
M/I Homes, Inc. (a)	44,516	2,221,348
Meritage Homes Corp. (a)	55,593	4,687,046
Mohawk Group Holdings, Inc. (a)(b)	15,080	601,390
Mohawk Industries, Inc. (a)	89,554	15,671,054
New Home Co. LLC (a)	12,535	59,541
Newell Brands, Inc.	573,294	13,283,222
Nova LifeStyle, Inc. (a)	3,687	10,692
NVR, Inc. (a)	5,249	23,624,909
PulteGroup, Inc.	398,593	17,980,530
Purple Innovation, Inc. (a)	35,680	1,312,667
Skyline Champion Corp. (a)	78,724	3,483,537
Sonos, Inc. (a)	134,195	5,225,553
Taylor Morrison Home Corp. (a)	191,638	5,271,961
Tempur Sealy International, Inc.	285,629	9,542,865
Toll Brothers, Inc.	174,390	9,315,914
TopBuild Corp. (a)	51,253	9,759,084
TRI Pointe Homes, Inc. (a)	189,351	3,597,669
Tupperware Brands Corp. (a)	73,882	2,258,573
Turtle Beach Corp. (a)(b)	23,065	689,644
Universal Electronics, Inc. (a)	23,102	1,344,305
VOXX International Corp. (a)	27,867	577,683
Vuzix Corp. (a)(b)	52,956	996,632
Whirlpool Corp.	94,007	17,868,851
ZAGG, Inc. rights (a)(c)	43,858	3,947
		307,316,982
Internet & Direct Marketing Retail - 3.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	39,271	1,110,584
Amazon.com, Inc. (a)	642,512	1,987,244,640
Blue Apron Holdings, Inc. Class A (a)	20,436	180,041
CarParts.com, Inc. (a)(b)	51,230	908,308
Chewy, Inc. (a)(b)	113,142	11,490,702
Doordash, Inc. (b)	53,133	9,005,512
Duluth Holdings, Inc. (a)	15,571	217,683
eBay, Inc.	980,955	55,345,481
Etsy, Inc. (a)	190,916	42,053,067
Expedia, Inc.	203,748	32,803,428
Groupon, Inc. (a)(b)	35,364	1,534,798
GrubHub, Inc. (a)	138,524	8,875,233
iMedia Brands, Inc. (a)	5,035	34,238
Lands' End, Inc. (a)(b)	28,406	938,534
Leaf Group Ltd. (a)	19,033	105,062
Liquidity Services, Inc. (a)	40,743	635,998
Magnite, Inc. (a)(b)	167,455	8,183,526
Overstock.com, Inc. (a)	63,546	4,268,385
PetMed Express, Inc. (b)	33,067	1,147,756
Quotient Technology, Inc. (a)	129,357	1,735,971
Qurate Retail, Inc. Series A	583,287	7,244,425
Remark Holdings, Inc. (a)(b)	139,324	419,365
Revolve Group, Inc. (a)	38,095	1,756,180
RumbleON, Inc. Class B (a)(b)	1,801	65,070
Shutterstock, Inc.	33,135	2,923,501
Stamps.com, Inc. (a)	26,632	4,845,160
Stitch Fix, Inc. (a)(b)	86,505	6,601,197
The Booking Holdings, Inc. (a)	61,659	143,573,598
The RealReal, Inc. (a)	92,286	2,356,984
Waitr Holdings, Inc. (a)	137,727	437,972
Wayfair LLC Class A (a)	109,629	31,680,588
		2,369,722,987
Leisure Products - 0.2%
Acushnet Holdings Corp.	51,511	2,174,794
American Outdoor Brands, Inc. (a)	21,630	432,816
Brunswick Corp.	117,163	10,353,694
Callaway Golf Co.	142,164	3,973,484
Clarus Corp.	34,795	604,041
Escalade, Inc. (b)	8,051	159,088
Genius Brands International, Inc. (a)(b)	324,250	551,225
Hasbro, Inc.	192,420	18,031,678
JAKKS Pacific, Inc. (a)	2,570	20,509
Johnson Outdoors, Inc. Class A (b)	10,974	1,324,342
Malibu Boats, Inc. Class A (a)	32,668	2,435,073
Marine Products Corp.	48,018	807,183
MasterCraft Boat Holdings, Inc. (a)	30,461	780,715
Mattel, Inc. (a)	527,132	10,648,066
Nautilus, Inc. (a)(b)	42,848	788,832
Peloton Interactive, Inc. Class A (a)	383,772	46,233,013
Polaris, Inc.	86,948	10,238,996
Smith & Wesson Brands, Inc.	86,572	1,489,904
Sturm, Ruger & Co., Inc.	27,008	1,841,946
Vista Outdoor, Inc. (a)	90,430	2,858,492
YETI Holdings, Inc. (a)	110,405	7,592,552
		123,340,443
Multiline Retail - 0.5%
Big Lots, Inc.	54,004	3,431,414
Dillard's, Inc. Class A (b)	16,033	1,277,830
Dollar General Corp.	368,039	69,555,691
Dollar Tree, Inc. (a)	352,170	34,583,094
Kohl's Corp.	234,802	12,972,811
Macy's, Inc.	483,455	7,353,351
Nordstrom, Inc. (b)	162,930	5,938,799
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	86,802	7,176,789
Target Corp.	753,812	138,279,273
		280,569,052
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	103,189	2,824,283
Academy Sports & Outdoors, Inc. (b)	42,214	1,011,447
Advance Auto Parts, Inc.	102,160	16,381,356
America's Car Mart, Inc. (a)	10,463	1,412,505
American Eagle Outfitters, Inc. (b)	245,109	6,299,301
Asbury Automotive Group, Inc. (a)(b)	29,077	4,927,098
At Home Group, Inc. (a)	81,114	2,043,262
AutoNation, Inc. (a)	87,538	6,567,101
AutoZone, Inc. (a)	34,807	40,373,335
Barnes & Noble Education, Inc. (a)	70,687	457,345
Bed Bath & Beyond, Inc. (b)	187,646	5,040,172
Best Buy Co., Inc.	345,055	34,626,269
Big 5 Sporting Goods Corp. (b)	28,630	386,505
Blink Charging Co. (a)(b)	40,882	1,563,328
Boot Barn Holdings, Inc. (a)(b)	44,851	2,709,897
Build-A-Bear Workshop, Inc. (a)	23,020	161,831
Burlington Stores, Inc. (a)	99,345	25,712,473
Caleres, Inc.	68,876	1,092,373
Camping World Holdings, Inc.	51,769	1,620,370
CarMax, Inc. (a)	246,052	29,405,675
Carvana Co. Class A (a)(b)	84,609	23,986,652
Chico's FAS, Inc. (b)	202,946	545,925
Citi Trends, Inc.	15,082	1,174,737
Conn's, Inc. (a)	29,861	423,728
Designer Brands, Inc. Class A (b)	88,802	1,109,137
Dick's Sporting Goods, Inc.	100,067	7,141,782
Envela Corp. (a)	402	2,111
Express, Inc. (a)	96,752	260,263
Five Below, Inc. (a)	84,071	15,647,295
Floor & Decor Holdings, Inc. Class A (a)	155,830	14,817,875
Foot Locker, Inc.	156,123	7,507,955
GameStop Corp. Class A (a)(b)	81,947	8,337,288
Gap, Inc.	311,775	7,778,786
Genesco, Inc. (a)	26,115	1,173,608
Group 1 Automotive, Inc.	25,027	3,815,116
GrowGeneration Corp. (a)(b)	70,991	3,239,319
Guess?, Inc.	66,366	1,673,087
Haverty Furniture Companies, Inc.	21,901	792,159
Hibbett Sports, Inc. (a)	24,357	1,565,181
J.Jill, Inc. (a)	3,463	17,003
Kirkland's, Inc. (a)(b)	25,171	654,446
L Brands, Inc.	350,778	19,173,525
Lazydays Holdings, Inc. (a)(b)	6,737	134,201
Leslie's, Inc.	103,515	2,513,344
Lithia Motors, Inc. Class A (sub. vtg.)	39,188	14,654,353
LMP Automotive Holdings, Inc. (a)	8,069	144,677
Lowe's Companies, Inc.	1,103,241	176,242,750
Lumber Liquidators Holdings, Inc. (a)	44,262	1,096,370
MarineMax, Inc. (a)	32,688	1,459,519
Michaels Companies, Inc. (a)(b)	115,993	1,739,895
Monro, Inc.	49,517	3,069,559
Murphy U.S.A., Inc.	39,982	4,983,756
National Vision Holdings, Inc. (a)	120,256	5,710,957
O'Reilly Automotive, Inc. (a)	108,921	48,723,631
OneWater Marine, Inc. Class A	12,488	444,698
Party City Holdco, Inc. (a)(b)	164,112	1,257,098
Penske Automotive Group, Inc. (b)	51,987	3,534,076
Rent-A-Center, Inc.	72,070	4,162,763
RH (a)	23,304	11,427,582
Ross Stores, Inc.	535,222	62,428,294
Sally Beauty Holdings, Inc. (a)	175,218	2,821,010
Shift Technologies, Inc. Class A (a)(b)	137,547	1,217,291
Shoe Carnival, Inc. (b)	15,116	740,079
Signet Jewelers Ltd.	82,304	4,097,093
Sleep Number Corp. (a)	41,488	5,689,249
Sonic Automotive, Inc. Class A (sub. vtg.)	34,230	1,578,345
Sportsman's Warehouse Holdings, Inc. (a)	60,351	1,022,346
The Aaron's Co., Inc.	50,627	1,111,769
The Buckle, Inc. (b)	46,567	1,790,035
The Cato Corp. Class A (sub. vtg.)	41,620	513,591
The Children's Place Retail Stores, Inc. (a)(b)	24,987	1,730,350
The Container Store Group, Inc. (a)	28,542	437,549
The Home Depot, Inc.	1,621,595	418,922,852
The ODP Corp.	76,744	2,936,993
Tilly's, Inc.	36,368	375,318
TJX Companies, Inc.	1,806,791	119,230,138
Tractor Supply Co.	174,927	27,806,396
TravelCenters of America LLC (a)	20,308	488,204
Ulta Beauty, Inc. (a)	84,778	27,326,493
Urban Outfitters, Inc. (a)	108,681	3,684,286
Vroom, Inc.	49,880	2,207,190
Williams-Sonoma, Inc.	116,057	15,237,124
Winmark Corp.	4,173	736,493
Zumiez, Inc. (a)	31,449	1,417,721
		1,292,298,342
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	226,064	10,550,407
Carter's, Inc.	64,949	5,421,293
Charles & Colvard Ltd. (a)	34,272	81,567
Columbia Sportswear Co.	45,147	4,653,301
Crocs, Inc. (a)	102,822	7,888,504
Culp, Inc.	14,133	243,794
Deckers Outdoor Corp. (a)	42,369	13,816,955
Delta Apparel, Inc. (a)	10,797	294,326
Fossil Group, Inc. (a)	73,749	1,116,560
G-III Apparel Group Ltd. (a)(b)	70,446	2,028,140
Hanesbrands, Inc.	517,956	9,162,642
Iconix Brand Group, Inc. (a)	7,172	15,635
Kontoor Brands, Inc.	69,107	2,919,771
Lakeland Industries, Inc. (a)	10,472	328,716
Levi Strauss & Co. Class A (b)	96,332	2,240,682
lululemon athletica, Inc. (a)	178,738	55,709,060
Movado Group, Inc.	27,839	634,729
NIKE, Inc. Class B	1,890,042	254,739,861
Oxford Industries, Inc.	27,906	2,127,553
PVH Corp.	108,671	10,862,753
Ralph Lauren Corp.	72,053	8,435,965
Rocky Brands, Inc.	10,160	442,874
Sequential Brands Group, Inc. (a)	1,459	23,709
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	205,876	7,535,062
Steven Madden Ltd.	114,681	4,242,050
Superior Group of Companies, Inc.	16,600	395,412
Tapestry, Inc.	416,967	17,570,989
Under Armour, Inc.:
Class A (sub. vtg.) (a)	332,642	7,281,533
Class C (non-vtg.) (a)	232,796	4,236,887
Unifi, Inc. (a)	23,352	582,165
Vera Bradley, Inc. (a)	33,550	318,390
VF Corp.	479,060	37,908,018
Vince Holding Corp. (a)	3,162	27,193
Wolverine World Wide, Inc.	122,930	4,296,404
		478,132,900

TOTAL CONSUMER DISCRETIONARY		7,305,259,572

CONSUMER STAPLES - 5.3%
Beverages - 1.2%
Alkaline Water Co., Inc. (a)(b)	59,159	68,033
Boston Beer Co., Inc. Class A (a)	13,769	14,164,308
Brown-Forman Corp.:
Class A	73,583	4,899,892
Class B (non-vtg.)	282,469	20,219,131
Celsius Holdings, Inc. (a)	44,064	2,623,130
Coca-Cola Bottling Co. Consolidated	6,884	1,766,847
Constellation Brands, Inc. Class A (sub. vtg.)	254,887	54,581,502
Keurig Dr. Pepper, Inc. (b)	871,957	26,612,128
MGP Ingredients, Inc. (b)	20,436	1,305,452
Molson Coors Beverage Co. Class B	283,193	12,587,929
Monster Beverage Corp. (a)	556,187	48,799,847
National Beverage Corp. (b)	37,110	1,768,663
Newage, Inc. (a)(b)	116,092	305,322
PepsiCo, Inc.	2,082,816	269,078,999
REED'S, Inc. (a)	35,577	37,356
The Coca-Cola Co.	5,827,388	285,483,738
		744,302,277
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	70,943	1,147,148
Andersons, Inc.	49,516	1,294,348
BJ's Wholesale Club Holdings, Inc. (a)	206,571	8,300,023
Casey's General Stores, Inc.	55,582	11,225,341
Chefs' Warehouse Holdings (a)	48,209	1,501,228
Costco Wholesale Corp.	664,703	220,016,693
Grocery Outlet Holding Corp. (a)	129,194	4,649,692
HF Foods Group, Inc. (a)(b)	51,019	376,010
Ingles Markets, Inc. Class A	22,175	1,152,213
Kroger Co.	1,167,523	37,605,916
Natural Grocers by Vitamin Cottage, Inc.	14,534	204,639
Performance Food Group Co. (a)	199,660	10,829,558
PriceSmart, Inc.	35,704	3,443,651
Rite Aid Corp. (a)(b)	84,039	1,645,484
SpartanNash Co.	56,475	1,029,539
Sprouts Farmers Market LLC (a)	171,996	3,630,836
Sysco Corp.	765,562	60,961,702
U.S. Foods Holding Corp. (a)	332,651	12,128,455
United Natural Foods, Inc. (a)(b)	83,244	2,201,804
Village Super Market, Inc. Class A	10,604	244,422
Walgreens Boots Alliance, Inc.	1,078,209	51,678,557
Walmart, Inc.	2,088,013	271,274,649
Weis Markets, Inc. (b)	28,274	1,511,245
		708,053,153
Food Products - 1.0%
Alico, Inc.	3,906	115,774
Arcadia Biosciences, Inc. (a)(b)	10,882	34,496
Archer Daniels Midland Co.	835,649	47,281,020
B&G Foods, Inc. Class A (b)	93,995	2,850,868
Beyond Meat, Inc. (a)(b)	74,382	10,821,093
Bunge Ltd.	209,215	16,021,685
Cal-Maine Foods, Inc. (a)	61,762	2,353,132
Calavo Growers, Inc.	25,925	1,950,856
Campbell Soup Co. (b)	306,172	13,924,703
Coffee Holding Co., Inc. (a)	10,373	51,969
Conagra Brands, Inc.	735,820	24,966,373
Darling Ingredients, Inc. (a)	242,937	15,314,748
Farmer Brothers Co. (a)	19,225	150,147
Flowers Foods, Inc.	299,529	6,514,756
Fresh Del Monte Produce, Inc.	41,629	1,071,530
Freshpet, Inc. (a)	64,278	10,019,655
General Mills, Inc.	921,456	50,689,295
Hormel Foods Corp. (b)	424,339	19,676,599
Hostess Brands, Inc. Class A (a)(b)	187,203	2,693,851
Ingredion, Inc.	100,197	9,037,769
J&J Snack Foods Corp.	23,519	3,733,876
John B. Sanfilippo & Son, Inc.	14,429	1,247,531
Kellogg Co. (b)	383,256	22,117,704
Laird Superfood, Inc.	1,809	71,401
Lamb Weston Holdings, Inc.	219,339	17,496,672
Lancaster Colony Corp.	29,522	5,156,608
Landec Corp. (a)	46,512	518,609
Lifeway Foods, Inc. (a)	1,384	7,889
Limoneira Co.	21,703	332,707
McCormick & Co., Inc. (non-vtg.)	371,342	31,296,704
Mission Produce, Inc. (b)	9,389	196,793
Mondelez International, Inc.	2,152,684	114,436,681
Pilgrim's Pride Corp. (a)	73,553	1,646,852
Post Holdings, Inc. (a)	94,972	9,123,010
S&W Seed Co. (a)	4,077	13,576
Sanderson Farms, Inc.	29,462	4,492,955
Seaboard Corp.	382	1,265,619
Seneca Foods Corp. Class A (a)	11,293	615,017
Tattooed Chef, Inc. (a)	31,034	618,508
The Hain Celestial Group, Inc. (a)	120,061	5,064,173
The Hershey Co.	221,912	32,321,483
The J.M. Smucker Co.	172,219	19,288,528
The Kraft Heinz Co.	969,942	35,286,490
The Simply Good Foods Co. (a)	127,911	3,731,164
Tootsie Roll Industries, Inc. (b)	28,995	893,336
TreeHouse Foods, Inc. (a)	83,895	4,196,428
Tyson Foods, Inc. Class A	439,707	29,754,973
Utz Brands, Inc. Class A (b)	86,737	2,191,844
Vital Farms, Inc. (a)(b)	21,900	593,928
Whole Earth Brands, Inc. Class A (a)	46,303	594,067
		583,845,445
Household Products - 1.2%
Central Garden & Pet Co. (a)	68,586	3,127,522
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,848	242,750
Church & Dwight Co., Inc.	375,467	29,568,026
Clorox Co.	189,078	34,232,572
Colgate-Palmolive Co.	1,292,855	97,222,696
Energizer Holdings, Inc. (b)	93,152	3,893,754
Kimberly-Clark Corp.	512,820	65,810,191
Ocean Bio-Chem, Inc. (b)	523	5,465
Oil-Dri Corp. of America	9,041	303,597
Procter & Gamble Co.	3,736,894	461,618,516
Reynolds Consumer Products, Inc. (b)	79,189	2,186,408
Spectrum Brands Holdings, Inc.	61,914	4,801,431
WD-40 Co. (b)	20,182	6,291,739
		709,304,667
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	62,008	1,408,822
Coty, Inc. Class A	465,392	3,569,557
Cyanotech Corp. (a)	1,622	6,164
Edgewell Personal Care Co. (b)	82,231	2,515,446
elf Beauty, Inc. (a)	53,016	1,359,860
Estee Lauder Companies, Inc. Class A	340,707	97,394,503
Guardion Health Sciences, Inc. (a)	128,965	65,089
Herbalife Nutrition Ltd. (a)	146,756	6,601,085
Inter Parfums, Inc.	28,479	2,083,808
LifeVantage Corp. (a)	21,148	185,045
Mannatech, Inc.	422	7,524
MediFast, Inc.	17,249	4,363,825
Natural Health Trends Corp.	15,505	104,814
Nature's Sunshine Products, Inc. (a)	14,073	231,923
Nu Skin Enterprises, Inc. Class A	77,594	3,971,261
Revlon, Inc. (a)	16,265	184,282
Summer Infant, Inc. (a)	2,555	41,263
USANA Health Sciences, Inc. (a)	18,350	1,781,051
Veru, Inc. (a)	75,614	1,044,985
		126,920,307
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	182,517	611,432
Altria Group, Inc.	2,798,866	122,030,558
Philip Morris International, Inc.	2,345,870	197,099,997
Turning Point Brands, Inc. (b)	21,840	1,074,528
Universal Corp. (b)	39,521	2,008,457
Vector Group Ltd.	184,603	2,519,831
		325,344,803

TOTAL CONSUMER STAPLES		3,197,770,652

ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Archrock, Inc. (b)	186,304	1,920,794
Aspen Aerogels, Inc. (a)	36,455	811,124
Baker Hughes Co. Class A	1,033,655	25,303,874
Bristow Group, Inc. (a)	36,501	971,657
Cactus, Inc.	71,073	2,265,097
Championx Corp. (a)	283,982	6,040,297
Core Laboratories NV(b)	67,749	2,407,799
Dawson Geophysical Co. (a)	16,756	47,755
DMC Global, Inc.	22,779	1,434,849
Dril-Quip, Inc. (a)(b)	52,747	1,791,288
ENGlobal Corp. (a)(b)	22,963	118,030
Enservco Corp. (a)(b)	967	1,953
Exterran Corp. (a)	49,663	271,657
Forum Energy Technologies, Inc. (a)(b)	6,537	139,565
Frank's International NV (a)	163,814	742,077
Geospace Technologies Corp. (a)	18,281	180,068
Gulf Island Fabrication, Inc. (a)	16,117	64,790
Halliburton Co.	1,326,834	28,964,786
Helix Energy Solutions Group, Inc. (a)	222,819	1,091,813
Helmerich & Payne, Inc.	159,406	4,579,734
Independence Contract Drilling, Inc. (a)(b)	2,530	15,863
ION Geophysical Corp. (a)	18,615	56,590
KLX Energy Services Holdings, Inc. (a)	7,463	111,870
Liberty Oilfield Services, Inc. Class A	93,212	1,089,648
Mammoth Energy Services, Inc. (a)	44,395	246,836
MIND Technology, Inc. (a)	16,422	39,741
Nabors Industries Ltd.	11,119	1,234,320
Natural Gas Services Group, Inc. (a)	16,673	173,399
NCS Multistage Holdings, Inc. (a)	1,463	55,740
Newpark Resources, Inc. (a)	154,268	533,767
Nextier Oilfield Solutions, Inc. (a)	267,599	1,244,335
Nine Energy Service, Inc. (a)	20,239	68,813
NOV, Inc.	587,518	8,871,522
Oceaneering International, Inc. (a)	152,715	1,802,037
Oil States International, Inc. (a)	97,333	713,451
Patterson-UTI Energy, Inc.	274,043	2,027,918
Profire Energy, Inc. (a)	29,334	32,561
ProPetro Holding Corp. (a)	121,819	1,397,264
Ranger Energy Services, Inc. Class A (a)	3,186	17,555
RigNet, Inc. (a)	20,511	190,137
RPC, Inc. (a)	97,866	621,449
Schlumberger Ltd.	2,085,079	58,194,555
SEACOR Marine Holdings, Inc. (a)	36,271	143,633
Select Energy Services, Inc. Class A (a)	103,572	654,575
Smart Sand, Inc. (a)(b)	29,122	94,938
Solaris Oilfield Infrastructure, Inc. Class A	51,951	613,541
Superior Drilling Products, Inc. (a)(b)	18,281	17,329
TechnipFMC PLC	626,931	5,153,373
TETRA Technologies, Inc. (a)	184,288	460,720
Tidewater, Inc. (a)	63,015	785,167
Transocean Ltd. (United States) (a)(b)	888,200	3,082,054
U.S. Silica Holdings, Inc.	118,181	1,572,989
U.S. Well Services, Inc. (a)(b)	24,436	43,252
		170,509,949
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)(b)	13,277	51,382
Adams Resources & Energy, Inc.	1,474	42,893
Aemetis, Inc. (a)	27,141	266,796
Alto Ingredients, Inc. (a)(b)	90,298	585,131
Altus Midstream Co.	5,123	271,212
American Resources Corp. (a)(b)	28,935	150,462
Amplify Energy Corp. New	36,298	105,990
Antero Midstream GP LP	422,456	3,726,062
Antero Resources Corp. (a)	358,188	3,223,692
Apache Corp.	572,062	11,286,783
Arch Resources, Inc.	22,524	1,079,350
Barnwell Industries, Inc. (a)	2,008	6,406
Battalion Oil Corp. (a)	1,701	19,732
Berry Petroleum Corp.	88,071	436,832
Bonanza Creek Energy, Inc. (a)	28,264	902,470
Brigham Minerals, Inc. Class A	53,963	772,211
Cabot Oil & Gas Corp.	600,380	11,113,034
Callon Petroleum Co. (a)(b)	63,172	1,615,308
Centennial Resource Development, Inc. Class A (a)(b)	298,555	1,182,278
Centrus Energy Corp. Class A (a)	10,476	246,081
Cheniere Energy, Inc. (a)	344,906	23,243,215
Chevron Corp.	2,900,825	290,082,500
Cimarex Energy Co.	157,624	9,140,616
Clean Energy Fuels Corp. (a)	210,405	2,743,681
CNX Resources Corp. (a)	331,517	4,180,429
Comstock Resources, Inc. (a)	84,064	480,005
ConocoPhillips Co.	2,035,729	105,878,265
CONSOL Energy, Inc. (a)	42,708	461,673
Contango Oil & Gas Co. (a)	199,857	973,304
Continental Resources, Inc.	90,565	2,189,862
CVR Energy, Inc. (b)	47,964	1,059,045
Delek U.S. Holdings, Inc.	109,667	2,693,422
Denbury, Inc. (a)	78,325	3,348,394
Devon Energy Corp.	898,808	19,360,324
Diamond S Shipping, Inc. (a)	39,413	319,245
Diamondback Energy, Inc.	239,130	16,566,926
Dorian LPG Ltd. (a)	50,344	626,783
Earthstone Energy, Inc. (a)(b)	26,960	190,877
EOG Resources, Inc.	874,632	56,466,242
EQT Corp.	407,419	7,247,984
Equitrans Midstream Corp.	603,261	4,361,577
Evolution Petroleum Corp. (b)	44,969	159,640
Exxon Mobil Corp.	6,370,020	346,337,987
Falcon Minerals Corp.	69,442	274,296
Gevo, Inc. (a)(b)	169,618	1,646,991
Goodrich Petroleum Corp. (a)	18,445	179,101
Green Plains, Inc. (a)	61,818	1,565,232
Hallador Energy Co.	21,030	33,438
Hess Corp.	411,874	26,990,103
Highpoint Resources, Inc. (a)(b)	3,342	33,687
HollyFrontier Corp.	225,472	8,540,879
Houston American Energy Corp. (a)(b)	2,058	4,651
International Seaways, Inc.	41,343	716,888
Kinder Morgan, Inc.	2,935,454	43,151,174
Kosmos Energy Ltd.	606,943	1,869,384
Laredo Petroleum, Inc. (a)(b)	13,824	450,524
Magnolia Oil & Gas Corp. Class A (a)	188,167	2,269,294
Marathon Oil Corp.	1,168,512	12,970,483
Marathon Petroleum Corp.	978,326	53,436,166
Matador Resources Co.	165,063	3,448,166
Murphy Oil Corp. (b)	217,567	3,552,869
NACCO Industries, Inc. Class A (b)	5,538	138,118
New Fortress Energy LLC	29,157	1,377,960
Nextdecade Corp. (a)(b)	198,308	392,650
Northern Oil & Gas, Inc. (a)	40,324	535,503
Occidental Petroleum Corp.	1,257,920	33,473,251
ONEOK, Inc.	665,932	29,494,128
Overseas Shipholding Group, Inc. (a)	101,293	222,845
Ovintiv, Inc.	387,394	8,937,180
Par Pacific Holdings, Inc. (a)	57,453	1,015,195
PBF Energy, Inc. Class A	150,245	2,133,479
PDC Energy, Inc. (a)	149,009	5,207,865
Peabody Energy Corp. (a)(b)	124,567	535,638
Penn Virginia Corp. (a)	21,818	319,416
Phillips 66 Co.	657,436	54,600,060
Phx Minerals, Inc. Class A	22,781	79,961
Pioneer Natural Resources Co.	304,214	45,197,074
PrimeEnergy Corp. (a)	89	4,165
QEP Resources, Inc.	376,545	1,295,315
Range Resources Corp. (a)	407,661	3,929,852
Renewable Energy Group, Inc. (a)	57,799	4,495,028
Rex American Resources Corp. (a)(b)	8,974	844,184
Riley Exploration Permian, Inc.	889	2,196
Ring Energy, Inc. (a)(b)	91,164	202,384
SandRidge Energy, Inc. (a)	51,200	256,512
SilverBow Resources, Inc. (a)(b)	8,845	70,760
SM Energy Co.	176,375	2,444,558
Southwestern Energy Co. (a)	975,918	3,952,468
Talos Energy, Inc. (a)	36,205	383,411
Targa Resources Corp.	350,743	10,848,481
Tellurian, Inc. (a)(b)	271,538	839,052
The Williams Companies, Inc.	1,827,349	41,736,651
Torchlight Energy Resources, Inc. (a)	126,214	313,011
U.S. Energy Corp. (a)(b)	159	743
Uranium Energy Corp. (a)	263,968	559,612
VAALCO Energy, Inc. (a)	66,191	217,106
Valero Energy Corp.	613,443	47,222,842
Vertex Energy, Inc. (a)(b)	12,570	19,358
W&T Offshore, Inc. (a)(b)	146,133	480,778
Westwater Resources, Inc. (a)(b)	20,474	125,710
Whiting Petroleum Corp. (a)	61,484	2,108,901
World Fuel Services Corp.	92,155	2,864,177
		1,405,207,005

TOTAL ENERGY		1,575,716,954

FINANCIALS - 11.5%
Banks - 4.5%
1st Constitution Bancorp	12,298	215,830
1st Source Corp.	26,739	1,186,409
ACNB Corp.	13,074	360,973
Allegiance Bancshares, Inc.	31,930	1,202,165
Altabancorp	24,847	855,234
Amalgamated Bank	30,947	543,429
Amerant Bancorp, Inc. Class A (a)	38,591	635,594
American National Bankshares, Inc.	20,045	621,395
Ameris Bancorp	101,362	4,828,886
Ames National Corp.	10,393	237,584
Arrow Financial Corp.	21,439	683,047
Associated Banc-Corp.	245,797	4,952,810
Atlantic Capital Bancshares, Inc. (a)	42,760	870,166
Atlantic Union Bankshares Corp.	120,733	4,434,523
Auburn National Bancorp., Inc.	4,890	191,199
Banc of California, Inc.	69,214	1,284,612
BancFirst Corp.	30,870	1,971,976
Bancorp, Inc., Delaware (a)	89,358	1,811,287
BancorpSouth Bank	148,548	4,465,353
Bank First National Corp. (b)	9,550	667,545
Bank of America Corp.	11,462,191	397,852,650
Bank of Commerce Holdings	20,467	222,476
Bank of Hawaii Corp. (b)	62,681	5,484,588
Bank of Marin Bancorp (b)	20,369	753,653
Bank OZK	182,060	7,504,513
BankFinancial Corp.	24,120	227,934
BankUnited, Inc.	131,898	5,300,981
Bankwell Financial Group, Inc.	14,320	355,136
Banner Corp.	51,054	2,643,576
Bar Harbor Bankshares	21,082	590,085
BayCom Corp. (a)(b)	21,291	363,863
BCB Bancorp, Inc.	12,517	165,600
Berkshire Hills Bancorp, Inc.	71,020	1,431,763
BOK Financial Corp.	43,672	3,758,412
Boston Private Financial Holdings, Inc.	134,947	1,856,871
Bridge Bancorp, Inc.	69,967	2,057,729
Brookline Bancorp, Inc., Delaware	128,696	1,831,344
Bryn Mawr Bank Corp.	32,182	1,217,445
Business First Bancshares, Inc.	18,508	406,621
Byline Bancorp, Inc.	39,282	782,497
C & F Financial Corp.	3,911	170,129
Cadence Bancorp Class A	200,285	4,109,848
California Bancorp, Inc. (a)	586	9,036
Cambridge Bancorp	8,796	670,431
Camden National Corp.	24,222	981,718
Capital Bancorp, Inc. (a)	18,695	298,185
Capital City Bank Group, Inc.	19,094	471,431
Capstar Financial Holdings, Inc.	24,053	389,899
Carter Bankshares, Inc.	39,560	467,995
Cathay General Bancorp	118,685	4,467,303
CB Financial Services, Inc.	5,665	115,283
CBTX, Inc.	31,753	926,235
Central Pacific Financial Corp.	48,171	1,090,110
Central Valley Community Bancorp	22,607	399,466
Century Bancorp, Inc. Class A (non-vtg.)	5,679	514,801
Chemung Financial Corp.	5,246	184,712
ChoiceOne Financial Services, Inc.	3,309	83,982
CIT Group, Inc.	145,966	6,619,558
Citigroup, Inc.	3,135,627	206,575,107
Citizens & Northern Corp.	25,247	528,167
Citizens Financial Group, Inc.	634,462	27,561,029
City Holding Co.	27,257	2,049,999
Civista Bancshares, Inc.	27,243	523,883
CNB Financial Corp., Pennsylvania	25,514	592,180
Coastal Financial Corp. of Washington (a)(b)	15,353	429,884
Codorus Valley Bancorp, Inc.	17,470	294,370
Colony Bankcorp, Inc.	9,980	143,213
Columbia Banking Systems, Inc.	105,819	4,686,724
Comerica, Inc.	206,587	14,068,575
Commerce Bancshares, Inc. (b)	159,913	11,838,359
Community Bank System, Inc.	80,611	5,738,697
Community Bankers Trust Corp.	17,049	132,300
Community Financial Corp.	6,525	197,708
Community Trust Bancorp, Inc.	27,110	1,107,715
ConnectOne Bancorp, Inc.	48,457	1,125,656
County Bancorp, Inc.	7,793	176,200
CrossFirst Bankshares, Inc. (a)	90,504	1,208,228
Cullen/Frost Bankers, Inc.	84,469	8,818,564
Customers Bancorp, Inc. (a)	49,497	1,325,530
CVB Financial Corp.	191,116	4,091,794
Eagle Bancorp, Inc. (b)	47,223	2,308,732
East West Bancorp, Inc.	211,705	15,276,633
Eastern Bankshares, Inc.	286,157	5,039,225
Enterprise Bancorp, Inc.	10,967	318,043
Enterprise Financial Services Corp.	44,482	1,912,726
Equity Bancshares, Inc. (a)	23,831	619,606
Esquire Financial Holdings, Inc. (a)	9,982	222,798
Evans Bancorp, Inc.	4,444	143,986
Farmers & Merchants Bancorp, Inc.	13,108	302,139
Farmers National Banc Corp.	47,802	661,580
FB Financial Corp.	47,421	2,011,125
Fidelity D & D Bancorp, Inc. (b)	5,673	287,621
Fifth Third Bancorp	1,063,795	36,903,049
Financial Institutions, Inc.	21,673	593,407
First Bancorp, North Carolina (b)	48,134	1,938,356
First Bancorp, Puerto Rico	346,471	3,634,481
First Bancshares, Inc.	28,139	902,418
First Bank Hamilton New Jersey	17,697	186,703
First Busey Corp.	80,065	1,832,688
First Business Finance Services, Inc.	8,017	177,977
First Capital, Inc. (b)	5,994	288,012
First Choice Bancorp	11,465	226,892
First Citizens Bancshares, Inc.	10,605	7,825,323
First Commonwealth Financial Corp.	159,996	2,145,546
First Community Bankshares, Inc.	21,968	563,699
First Community Corp.	13,413	239,020
First Financial Bancorp, Ohio	157,860	3,540,800
First Financial Bankshares, Inc. (b)	212,028	9,469,170
First Financial Corp., Indiana	19,546	828,359
First Financial Northwest, Inc.	2,998	39,813
First Foundation, Inc.	63,597	1,453,191
First Hawaiian, Inc.	204,496	5,703,393
First Horizon National Corp.	826,090	13,382,658
First Internet Bancorp	13,430	439,833
First Interstate Bancsystem, Inc.	57,304	2,602,748
First Merchants Corp.	88,585	3,724,999
First Mid-Illinois Bancshares, Inc.	24,706	899,051
First Midwest Bancorp, Inc., Delaware	170,940	3,381,193
First Northwest Bancorp	20,578	335,010
First of Long Island Corp.	34,934	649,074
First Republic Bank	261,990	43,162,853
First Savings Financial Group, Inc.	2,434	152,149
First United Corp.	6,102	110,446
First Western Financial, Inc. (a)	10,890	198,743
Flushing Financial Corp.	42,344	878,638
FNB Corp., Pennsylvania	502,187	5,940,872
FNCM Bancorp, Inc. (b)	19,280	135,731
Franklin Financial Services Corp.	7,585	208,284
Fulton Financial Corp.	259,700	4,012,365
FVCBankcorp, Inc. (a)	20,878	329,872
German American Bancorp, Inc.	38,770	1,527,538
Glacier Bancorp, Inc.	140,111	7,594,016
Great Southern Bancorp, Inc.	19,976	1,054,533
Great Western Bancorp, Inc.	88,343	2,370,243
Guaranty Bancshares, Inc. Texas	16,206	494,283
Hancock Whitney Corp.	127,731	4,821,845
Hanmi Financial Corp.	52,122	892,329
HarborOne Bancorp, Inc.	87,577	1,046,545
Hawthorn Bancshares, Inc.	7,315	147,324
HBT Financial, Inc.	18,682	301,527
Heartland Financial U.S.A., Inc.	53,009	2,477,641
Heritage Commerce Corp.	92,495	879,627
Heritage Financial Corp., Washington	58,219	1,507,290
Hilltop Holdings, Inc.	111,913	3,697,606
Home Bancshares, Inc.	245,123	5,990,806
HomeTrust Bancshares, Inc.	25,888	599,048
Hope Bancorp, Inc.	167,072	2,198,668
Horizon Bancorp, Inc. Indiana	69,865	1,247,789
Howard Bancorp, Inc. (a)	24,716	339,845
Huntington Bancshares, Inc.	1,520,525	23,324,854
Independent Bank Corp.	39,714	820,888
Independent Bank Corp., Massachusetts (b)	49,316	4,217,011
Independent Bank Group, Inc.	57,936	4,037,560
International Bancshares Corp.	81,726	3,561,619
Investar Holding Corp. (b)	17,521	336,403
Investors Bancorp, Inc.	325,916	4,347,719
JPMorgan Chase & Co.	4,591,389	675,714,719
KeyCorp	1,468,806	29,581,753
Lakeland Bancorp, Inc.	83,124	1,303,384
Lakeland Financial Corp.	42,143	2,905,760
LCNB Corp.	17,540	297,654
Level One Bancorp, Inc.	9,927	212,438
Live Oak Bancshares, Inc.	44,851	2,471,739
M&T Bank Corp.	190,507	28,755,127
Macatawa Bank Corp.	33,702	297,589
Mackinac Financial Corp.	9,259	119,441
Mainstreet Bancshares, Inc. (a)(b)	12,877	239,512
Malvern Bancorp, Inc. (a)	4,294	74,501
Mercantile Bank Corp.	23,539	688,280
Metrocity Bankshares, Inc. (b)	22,856	326,612
Metropolitan Bank Holding Corp. (a)	12,596	651,591
Mid Penn Bancorp, Inc.	10,648	250,441
Middlefield Banc Corp. (b)	10,954	245,041
Midland States Bancorp, Inc.	31,243	765,454
MidWestOne Financial Group, Inc.	20,987	575,883
MVB Financial Corp.	16,558	539,791
National Bank Holdings Corp.	45,648	1,768,860
National Bankshares, Inc. (b)	10,351	343,239
NBT Bancorp, Inc.	71,469	2,589,322
Nicolet Bankshares, Inc. (a)	13,742	1,017,595
Northeast Bank	9,096	236,223
Northrim Bancorp, Inc.	11,189	430,665
Norwood Financial Corp.	5,360	136,894
Oak Valley Bancorp Oakdale California	383	6,189
OceanFirst Financial Corp.	94,375	2,050,769
OFG Bancorp	85,671	1,654,307
Ohio Valley Banc Corp.	2,970	72,141
Old National Bancorp, Indiana	236,279	4,283,738
Old Point Financial Corp.	1,327	26,965
Old Second Bancorp, Inc.	33,430	400,157
Origin Bancorp, Inc.	32,658	1,118,863
Orrstown Financial Services, Inc.	17,921	349,101
Pacific Mercantile Bancorp (a)	23,933	177,104
Pacific Premier Bancorp, Inc.	144,465	5,821,940
PacWest Bancorp	174,258	6,315,110
Park National Corp.	22,705	2,815,420
Parke Bancorp, Inc.	12,173	220,940
PCB Bancorp	21,803	303,716
Peapack-Gladstone Financial Corp.	24,605	676,884
Penns Woods Bancorp, Inc.	11,259	268,302
Peoples Bancorp of North Carolina	2,990	69,906
Peoples Bancorp, Inc.	27,164	845,887
Peoples Financial Services Corp.	8,614	360,754
Peoples United Financial, Inc.	635,128	11,394,196
Pinnacle Financial Partners, Inc.	114,910	9,327,245
PNC Financial Services Group, Inc.	636,584	107,175,282
Popular, Inc.	126,077	8,424,465
Preferred Bank, Los Angeles	21,696	1,257,283
Premier Financial Bancorp, Inc.	22,021	342,206
Professional Holdings Corp. (A Shares)	5,458	87,328
Prosperity Bancshares, Inc.	138,432	10,170,599
QCR Holdings, Inc.	22,029	912,001
RBB Bancorp	15,932	299,522
Red River Bancshares, Inc.	5,460	283,374
Regions Financial Corp.	1,430,923	29,519,941
Reliant Bancorp, Inc.	16,187	357,895
Renasant Corp.	79,615	3,127,277
Republic Bancorp, Inc., Kentucky Class A	15,393	647,122
Republic First Bancorp, Inc. (a)	81,890	290,710
Richmond Mutual Bancorp., Inc.	20,641	269,984
S&T Bancorp, Inc.	63,512	1,834,227
Sandy Spring Bancorp, Inc.	68,266	2,565,436
SB Financial Group, Inc.	938	16,218
Seacoast Banking Corp., Florida (a)	81,135	2,916,803
Select Bancorp, Inc. New (a)	33,142	362,573
ServisFirst Bancshares, Inc.	73,654	3,650,292
Shore Bancshares, Inc.	14,735	225,446
Sierra Bancorp	20,538	489,831
Signature Bank	85,500	18,668,070
Silvergate Capital Corp. (a)	27,765	3,541,703
Simmons First National Corp. Class A	160,158	4,689,426
SmartFinancial, Inc.	23,763	499,023
South Plains Financial, Inc.	4,649	89,726
South State Corp.	106,330	8,385,184
Southern First Bancshares, Inc. (a)	13,815	607,860
Southern National Bancorp of Virginia, Inc.	27,408	389,194
Southside Bancshares, Inc.	52,721	1,823,092
Spirit of Texas Bancshares, Inc.	21,188	439,863
Sterling Bancorp	287,649	6,279,378
Stock Yards Bancorp, Inc. (b)	34,128	1,681,487
Summit Financial Group, Inc.	14,847	357,664
SVB Financial Group (a)	77,897	39,366,028
Synovus Financial Corp.	219,275	9,277,525
TCF Financial Corp.	232,241	10,409,042
Texas Capital Bancshares, Inc. (a)	78,211	5,959,678
The Bank of Princeton	5,641	148,189
The First Bancorp, Inc.	12,659	323,564
Tompkins Financial Corp.	19,976	1,544,744
TowneBank	104,629	3,017,500
Trico Bancshares	43,839	1,888,146
TriState Capital Holdings, Inc. (a)	38,334	879,765
Triumph Bancorp, Inc. (a)	38,327	2,939,681
Truist Financial Corp.	2,028,990	115,571,270
Trustmark Corp.	102,660	3,096,226
U.S. Bancorp	2,060,772	103,038,600
UMB Financial Corp.	67,817	5,721,720
Umpqua Holdings Corp.	339,391	5,793,404
Union Bankshares, Inc. (b)	1,287	35,418
United Bankshares, Inc., West Virginia (b)	191,772	7,085,975
United Community Bank, Inc.	124,402	4,112,730
United Security Bancshares, California	17,486	130,446
Unity Bancorp, Inc.	4,170	82,775
Univest Corp. of Pennsylvania	49,540	1,245,931
Valley National Bancorp	578,842	7,090,815
Veritex Holdings, Inc.	77,139	2,243,202
Washington Trust Bancorp, Inc.	25,196	1,198,070
Webster Financial Corp.	133,346	7,375,367
Wells Fargo & Co.	6,225,563	225,178,614
WesBanco, Inc.	103,697	3,347,339
West Bancorp., Inc.	30,143	688,165
Westamerica Bancorp.	42,832	2,574,632
Western Alliance Bancorp.	150,381	13,761,365
Wintrust Financial Corp.	89,751	6,611,059
Zions Bancorp NA	244,763	13,014,049
		2,678,515,006
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	68,478	9,584,866
Ameriprise Financial, Inc.	178,407	39,470,765
Apollo Global Management LLC Class A	311,941	15,428,602
Ares Management Corp.	147,920	7,688,882
Artisan Partners Asset Management, Inc.	85,008	4,037,880
Ashford, Inc. (a)	2,235	20,271
Assetmark Financial Holdings, Inc. (a)	24,518	579,360
Associated Capital Group, Inc.	5,126	174,797
B. Riley Financial, Inc.	23,450	1,543,479
Bank of New York Mellon Corp.	1,223,338	51,575,930
BGC Partners, Inc. Class A	462,935	2,073,949
BlackRock, Inc. Class A	213,496	148,272,972
Blucora, Inc. (a)	80,680	1,307,016
BrightSphere Investment Group, Inc.	93,860	1,698,866
Carlyle Group LP	174,262	5,968,474
Cboe Global Markets, Inc.	161,847	16,016,379
Charles Schwab Corp.	2,246,483	138,652,931
CME Group, Inc.	540,118	107,861,565
Cohen & Co., Inc. (a)	486	8,320
Cohen & Steers, Inc.	33,385	2,149,326
Cowen Group, Inc. Class A (b)	44,103	1,492,887
Diamond Hill Investment Group, Inc.	5,542	786,133
Donnelley Financial Solutions, Inc. (a)	44,885	1,166,561
Eaton Vance Corp. (non-vtg.)	171,892	12,560,148
Evercore, Inc. Class A	61,860	7,408,972
FactSet Research Systems, Inc.	57,234	17,393,985
Federated Hermes, Inc. Class B (non-vtg.)	140,971	3,766,745
Focus Financial Partners, Inc. Class A (a)	47,585	2,236,971
Franklin Resources, Inc.	407,361	10,660,637
GAMCO Investors, Inc. Class A	5,653	107,407
Goldman Sachs Group, Inc.	518,086	165,518,115
Greenhill & Co., Inc.	26,471	399,447
Hamilton Lane, Inc. Class A	46,752	4,179,629
Heritage Global, Inc. (a)	17,766	62,181
Houlihan Lokey	78,218	4,971,536
Interactive Brokers Group, Inc.	120,661	8,734,650
Intercontinental Exchange, Inc.	845,963	93,318,179
Invesco Ltd.	563,899	12,642,616
Janus Henderson Group PLC	257,125	7,515,764
KKR & Co. LP	854,923	38,950,292
Lazard Ltd. Class A	172,820	6,686,406
LPL Financial	119,106	15,667,203
Manning & Napier, Inc. Class A	15,374	114,690
MarketAxess Holdings, Inc.	57,127	31,759,184
Moelis & Co. Class A	81,581	4,212,843
Moody's Corp.	242,872	66,763,084
Morgan Stanley	2,151,297	165,370,200
Morningstar, Inc.	32,225	7,226,456
MSCI, Inc.	124,684	51,684,012
NASDAQ, Inc.	172,710	23,884,066
Northern Trust Corp.	311,615	29,643,935
Open Lending Corp. (a)	133,348	5,099,228
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	520,064
Piper Jaffray Companies	22,506	2,392,838
PJT Partners, Inc.	35,449	2,471,504
Pzena Investment Management, Inc.	24,334	224,359
Raymond James Financial, Inc.	182,532	21,308,786
S&P Global, Inc.	362,397	119,359,076
Safeguard Scientifics, Inc. (a)	30,517	233,455
Sculptor Capital Management, Inc. Class A	27,498	567,559
SEI Investments Co.	179,444	10,048,864
Silvercrest Asset Management Group Class A	4,236	59,473
State Street Corp.	530,144	38,578,579
StepStone Group, Inc. Class A	36,574	1,317,030
Stifel Financial Corp.	204,288	12,477,911
StoneX Group, Inc. (a)	25,246	1,456,442
T. Rowe Price Group, Inc.	340,015	55,130,032
The Blackstone Group LP	1,013,596	70,171,251
Tradeweb Markets, Inc. Class A	136,661	9,947,554
U.S. Global Investments, Inc. Class A	16,788	117,348
Victory Capital Holdings, Inc.	20,662	490,723
Virtu Financial, Inc. Class A	123,253	3,361,109
Virtus Investment Partners, Inc.	11,542	2,895,888
Waddell & Reed Financial, Inc. Class A	101,350	2,542,872
Westwood Holdings Group, Inc.	11,777	203,153
WisdomTree Investments, Inc. (b)	197,978	1,049,283
		1,713,023,945
Consumer Finance - 0.6%
Ally Financial, Inc.	562,432	23,340,928
American Express Co.	982,098	132,838,575
Atlanticus Holdings Corp. (a)	8,957	235,390
Capital One Financial Corp.	688,036	82,695,047
Consumer Portfolio Services, Inc. (a)	8,413	34,998
Credit Acceptance Corp. (a)(b)	18,328	6,653,431
CURO Group Holdings Corp.	22,644	327,659
Discover Financial Services	460,601	43,328,736
Elevate Credit, Inc. (a)	23,656	96,516
Encore Capital Group, Inc. (a)(b)	46,747	1,562,285
Enova International, Inc. (a)	51,826	1,591,058
EZCORP, Inc. (non-vtg.) Class A (a)(b)	87,514	420,067
First Cash Financial Services, Inc.	64,527	4,085,850
Green Dot Corp. Class A (a)	80,503	3,804,572
LendingClub Corp. (a)	124,365	1,339,411
LendingTree, Inc. (a)(b)	16,157	4,344,133
Medallion Financial Corp. (a)	35,405	245,357
Navient Corp.	272,191	3,369,725
Nelnet, Inc. Class A	31,780	2,307,228
Nicholas Financial, Inc. (a)	4,023	41,276
OneMain Holdings, Inc.	124,861	5,857,230
Oportun Financial Corp. (a)	24,993	407,886
PRA Group, Inc. (a)	67,682	2,494,759
PROG Holdings, Inc.	101,255	5,062,750
Regional Management Corp.	15,004	485,679
Santander Consumer U.S.A. Holdings, Inc.	106,582	2,664,550
SLM Corp.	565,793	8,933,871
Synchrony Financial	814,348	31,498,981
World Acceptance Corp. (a)(b)	9,256	1,171,347
		371,239,295
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc.	5,090	144,760
Alerus Financial Corp.	9,665	265,884
Berkshire Hathaway, Inc. Class B (a)	2,932,486	705,292,208
Cannae Holdings, Inc. (a)	129,240	4,827,114
Equitable Holdings, Inc. (b)	598,012	17,683,215
Jefferies Financial Group, Inc.	322,062	9,352,680
Marlin Business Services Corp. (b)	9,946	151,179
SWK Holdings Corp. (a)	1,424	19,580
Voya Financial, Inc. (b)	190,933	11,509,441
		749,246,061
Insurance - 2.0%
AFLAC, Inc.	981,804	47,018,594
Alleghany Corp.	21,258	13,741,809
Allstate Corp.	458,187	48,842,734
AMBAC Financial Group, Inc. (a)	75,325	1,276,759
American Equity Investment Life Holding Co.	140,655	3,886,298
American Financial Group, Inc.	108,561	11,583,459
American International Group, Inc.	1,289,930	56,692,424
American National Group, Inc.	13,435	1,209,419
Amerisafe, Inc.	31,043	1,816,636
Aon PLC	344,353	78,412,622
Arch Capital Group Ltd. (a)	609,992	21,849,913
Argo Group International Holdings, Ltd. (b)	54,317	2,509,989
Arthur J. Gallagher & Co.	289,333	34,662,093
Assurant, Inc.	88,937	10,958,817
Assured Guaranty Ltd.	126,665	5,601,126
Athene Holding Ltd. (a)	185,187	8,442,675
Axis Capital Holdings Ltd.	123,881	6,259,707
Brighthouse Financial, Inc. (a)	133,679	5,332,455
Brown & Brown, Inc.	355,035	16,296,107
BRP Group, Inc. (a)(b)	64,149	1,701,873
Chubb Ltd.	679,182	110,421,410
Cincinnati Financial Corp.	225,060	22,026,622
Citizens, Inc. Class A (a)(b)	89,803	545,104
CNA Financial Corp.	38,396	1,633,366
CNO Financial Group, Inc.	205,023	4,932,853
Crawford & Co.:
Class A	27,890	262,166
Class B	22,240	202,384
Donegal Group, Inc. Class A	13,169	180,415
eHealth, Inc. (a)	39,066	2,321,302
Employers Holdings, Inc.	40,541	1,349,610
Enstar Group Ltd. (a)	21,447	4,559,418
Erie Indemnity Co. Class A	37,597	9,102,234
Everest Re Group Ltd.	60,110	14,535,199
FBL Financial Group, Inc. Class A	18,308	1,044,288
Fednat Holding Co.	13,703	94,825
First American Financial Corp.	168,204	8,837,438
FNF Group	441,231	16,890,323
Genworth Financial, Inc. Class A (a)	754,820	2,355,038
Globe Life, Inc.	146,936	13,723,822
GoHealth, Inc. (a)(b)	67,942	921,973
Goosehead Insurance	23,954	3,103,001
Greenlight Capital Re, Ltd. (a)(b)	42,996	334,939
Hallmark Financial Services, Inc. (a)	25,240	93,136
Hanover Insurance Group, Inc.	57,030	6,578,411
Hartford Financial Services Group, Inc.	538,552	27,299,201
HCI Group, Inc. (b)	12,326	713,306
Heritage Insurance Holdings, Inc.	42,724	414,850
Horace Mann Educators Corp.	58,795	2,265,959
Independence Holding Co.	11,293	429,247
Investors Title Co.	2,136	324,181
James River Group Holdings Ltd.	44,953	2,063,792
Kemper Corp.	92,689	7,009,142
Kingstone Companies, Inc.	8,338	58,866
Kinsale Capital Group, Inc.	31,718	5,584,271
Lemonade, Inc. (a)(b)	25,950	3,264,251
Lincoln National Corp.	268,838	15,288,817
Loews Corp.	355,595	17,000,997
Maiden Holdings Ltd. (a)	88,227	238,213
Markel Corp. (a)	20,797	22,643,774
Marsh & McLennan Companies, Inc.	763,172	87,932,678
MBIA, Inc. (a)	87,611	639,560
Mercury General Corp.	42,951	2,508,338
MetLife, Inc.	1,148,326	66,143,578
National Western Life Group, Inc.	3,737	780,398
NI Holdings, Inc. (a)	9,696	172,880
Old Republic International Corp.	429,992	8,311,745
Palomar Holdings, Inc. (a)	35,108	2,988,744
Primerica, Inc.	60,709	8,573,932
Principal Financial Group, Inc.	382,810	21,659,390
ProAssurance Corp.	85,084	2,105,829
Progressive Corp.	882,769	75,873,996
ProSight Global, Inc. (a)	13,713	173,332
Protective Insurance Corp. Class B	10,441	239,203
Prudential Financial, Inc.	593,238	51,445,599
Reinsurance Group of America, Inc.	101,050	12,351,342
RenaissanceRe Holdings Ltd.	76,963	12,851,282
RLI Corp.	60,952	6,359,732
Root, Inc. (b)	44,116	595,125
Safety Insurance Group, Inc.	23,962	1,894,915
Selective Insurance Group, Inc.	88,266	5,987,083
Selectquote, Inc.	55,214	1,684,027
Siriuspoint Ltd. (a)	134,616	1,374,429
State Auto Financial Corp.	29,642	555,491
Stewart Information Services Corp.	38,933	1,837,638
The Travelers Companies, Inc.	381,203	55,465,037
Tiptree, Inc.	23,381	117,139
Trean Insurance Group, Inc. (a)	8,448	142,940
Trupanion, Inc. (a)	48,930	4,734,467
United Fire Group, Inc.	35,716	1,051,836
United Insurance Holdings Corp.	35,027	217,868
Universal Insurance Holdings, Inc. (b)	51,387	765,152
Unum Group	298,564	7,905,975
W.R. Berkley Corp.	213,401	14,795,091
Watford Holdings Ltd. (a)	34,988	1,211,634
White Mountains Insurance Group Ltd.	4,706	5,623,952
Willis Towers Watson PLC	194,237	42,856,452
		1,218,671,462
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	14,835	193,152
AG Mortgage Investment Trust, Inc.	52,136	230,962
AGNC Investment Corp.	832,022	13,337,313
Annaly Capital Management, Inc.	2,086,243	17,336,679
Anworth Mortgage Asset Corp.	223,964	620,380
Apollo Commercial Real Estate Finance, Inc.	205,384	2,729,553
Arbor Realty Trust, Inc.	177,447	2,958,041
Ares Commercial Real Estate Corp.	43,801	604,892
Arlington Asset Investment Corp.	71,308	285,945
Armour Residential REIT, Inc.	103,548	1,249,824
Blackstone Mortgage Trust, Inc.	221,981	6,481,845
Broadmark Realty Capital, Inc.	191,948	1,969,386
Capstead Mortgage Corp.	146,321	838,419
Cherry Hill Mortgage Investment Corp.	22,382	219,791
Chimera Investment Corp.	339,522	3,918,084
Colony NorthStar Credit Real Estate, Inc.	140,374	1,158,086
Dynex Capital, Inc.	34,302	645,564
Ellington Financial LLC	62,298	979,325
Ellington Residential Mortgage REIT	11,126	136,294
Granite Point Mortgage Trust, Inc.	87,209	973,252
Great Ajax Corp.	33,856	380,880
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	111,633	6,277,124
Invesco Mortgage Capital, Inc. (b)	278,233	1,082,326
KKR Real Estate Finance Trust, Inc. (b)	41,234	759,943
Ladder Capital Corp. Class A	168,649	1,929,345
Lument Finance Trust, Inc.	4,306	14,081
MFA Financial, Inc.	700,232	2,814,933
New Residential Investment Corp.	652,479	6,707,484
New York Mortgage Trust, Inc.	576,914	2,405,731
Nexpoint Real Estate Finance, Inc.	3,869	71,963
Orchid Island Capital, Inc.	99,008	567,316
PennyMac Mortgage Investment Trust	163,219	3,096,264
Ready Capital Corp.	56,485	741,083
Redwood Trust, Inc.	178,481	1,756,253
Sachem Capital Corp.	9,633	43,926
Starwood Property Trust, Inc.	421,837	9,630,539
TPG RE Finance Trust, Inc.	89,006	929,223
Tremont Mortgage Trust	13,468	76,498
Two Harbors Investment Corp.	386,634	2,791,497
Western Asset Mortgage Capital Corp.	75,043	244,640
		99,187,836
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc.(a)	83,691	3,872,383
Bridgewater Bancshares, Inc. (a)	40,020	578,289
Capitol Federal Financial, Inc.	230,592	3,069,180
Columbia Financial, Inc. (a)(b)	86,235	1,409,080
ESSA Bancorp, Inc.	14,301	224,669
Essent Group Ltd.	168,572	6,950,224
Farmer Mac Class C (non-vtg.)	16,148	1,392,765
Flagstar Bancorp, Inc.	75,703	3,284,753
FS Bancorp, Inc.	6,824	413,739
Guild Holdings Co. Class A	3,409	55,635
Hingham Institution for Savings	2,412	584,621
Home Bancorp, Inc.	10,333	334,273
HomeStreet, Inc.	39,908	1,714,448
Impac Mortgage Holdings, Inc. (a)(b)	16,166	50,115
Kearny Financial Corp.	133,106	1,510,753
Luther Burbank Corp.	21,747	222,037
Merchants Bancorp	24,057	818,660
Meridian Bancorp, Inc. Maryland	91,079	1,525,573
Meta Financial Group, Inc. (b)	55,510	2,458,538
MGIC Investment Corp.	508,676	6,195,674
MMA Capital Management, LLC (a)	7,609	168,920
Mr. Cooper Group, Inc. (a)	114,661	3,606,088
New York Community Bancorp, Inc.	697,539	8,516,951
NMI Holdings, Inc. (a)	124,889	2,854,963
Northfield Bancorp, Inc.	70,790	969,115
Northwest Bancshares, Inc.	197,345	2,786,511
Ocwen Financial Corp. (a)	10,664	298,272
OP Bancorp	28,065	257,917
PCSB Financial Corp.	32,661	527,802
PDL Community Bancorp (a)	12,371	125,937
Pennymac Financial Services, Inc.	64,117	3,796,368
Pioneer Bancorp, Inc. (a)	18,130	195,804
Premier Financial Corp.	64,269	1,970,488
Provident Bancorp, Inc.	5,332	65,317
Provident Financial Holdings, Inc.	2,162	34,052
Provident Financial Services, Inc.	106,138	2,147,172
Radian Group, Inc.	293,022	5,977,649
Riverview Bancorp, Inc.	36,754	242,576
Rocket Cos., Inc. (b)	175,021	3,824,209
Security National Financial Corp. Class A	9,836	88,622
Southern Missouri Bancorp, Inc. (b)	9,308	341,976
Sterling Bancorp, Inc.	31,816	163,534
Territorial Bancorp, Inc.	9,340	229,577
TFS Financial Corp.	70,282	1,372,607
Timberland Bancorp, Inc.	9,834	272,894
Trustco Bank Corp., New York	157,902	1,086,366
Velocity Financial, Inc. (a)	2,026	14,263
Walker & Dunlop, Inc.	43,820	4,367,101
Washington Federal, Inc.	115,043	3,476,599
Waterstone Financial, Inc.	41,989	815,846
Western New England Bancorp, Inc.	30,118	241,245
WSFS Financial Corp.	81,666	4,339,731
		91,841,881

TOTAL FINANCIALS		6,921,725,486

HEALTH CARE - 13.6%
Biotechnology - 2.8%
89Bio, Inc. (a)	9,764	239,804
AbbVie, Inc.	2,658,000	286,372,920
Abeona Therapeutics, Inc. (a)	99,135	239,907
ACADIA Pharmaceuticals, Inc. (a)(b)	175,576	8,597,957
Acceleron Pharma, Inc. (a)	77,828	10,597,060
Acorda Therapeutics, Inc. (a)(b)	10,397	60,511
Actinium Pharmaceuticals, Inc. (a)	16,114	129,879
Adamas Pharmaceuticals, Inc. (a)	27,046	128,469
Adicet Bio, Inc. (a)	3,198	48,961
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)(b)	164,905	380,931
Advaxis, Inc. (a)	79,002	66,354
Adverum Biotechnologies, Inc. (a)	128,644	1,650,503
Aeglea BioTherapeutics, Inc. (a)	42,550	316,998
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)(b)	214,161	856,644
AgeX Therapeutics, Inc. (a)	24,431	49,106
Agios Pharmaceuticals, Inc. (a)	92,387	4,382,839
Aikido Pharma, Inc. (a)(b)	45,239	53,834
AIM ImmunoTech, Inc. (a)	36,509	82,510
Akebia Therapeutics, Inc. (a)(b)	212,752	736,122
Akero Therapeutics, Inc. (a)(b)	25,258	767,843
Akouos, Inc. (a)	39,152	797,526
Albireo Pharma, Inc. (a)	26,039	907,720
Aldeyra Therapeutics, Inc. (a)(b)	63,203	774,869
Alector, Inc. (a)(b)	75,638	1,375,099
Alexion Pharmaceuticals, Inc. (a)	328,697	50,208,467
Aligos Therapeutics, Inc. (b)	13,673	392,962
Alkermes PLC (a)	243,927	4,644,370
Allakos, Inc. (a)(b)	46,046	5,579,854
Allena Pharmaceuticals, Inc. (a)	13,108	22,021
Allogene Therapeutics, Inc. (a)(b)	95,822	3,325,982
Allovir, Inc. (a)(b)	35,909	1,312,833
Alnylam Pharmaceuticals, Inc. (a)	176,047	26,072,561
Alpine Immune Sciences, Inc. (a)	8,522	99,878
Altimmune, Inc. (a)	38,482	613,403
ALX Oncology Holdings, Inc. (a)(b)	19,283	1,548,232
Amgen, Inc.	876,039	197,038,692
Amicus Therapeutics, Inc. (a)	383,378	4,707,882
AnaptysBio, Inc. (a)	40,835	1,171,965
Anavex Life Sciences Corp. (a)	92,074	1,198,803
Anika Therapeutics, Inc. (a)	21,739	797,821
Anixa Biosciences, Inc. (a)	17,792	90,028
Annexon, Inc. (a)	37,375	1,087,986
Annovis Bio, Inc. (b)	4,573	116,932
Apellis Pharmaceuticals, Inc. (a)	80,451	3,875,325
Applied Genetic Technologies Corp. (a)	19,402	98,562
Applied Molecular Transport, Inc. (b)	33,200	1,622,484
Applied Therapeutics, Inc. (a)	17,830	387,268
Aprea Therapeutics, Inc. (a)(b)	16,675	100,550
Aptevo Therapeutics, Inc. (a)	5,943	194,396
Aptinyx, Inc. (a)(b)	41,124	150,514
AquaBounty Technologies, Inc. (a)(b)	34,731	246,243
AquaMed Technologies, Inc. (a)(c)	439	0
Aravive, Inc. (a)	19,699	134,150
Arbutus Biopharma Corp. (a)(b)	77,679	291,296
Arcturus Therapeutics Holdings, Inc. (a)(b)	30,372	1,599,693
Arcus Biosciences, Inc. (a)(b)	62,519	2,204,420
Arcutis Biotherapeutics, Inc. (a)	40,575	1,386,448
Ardelyx, Inc. (a)	98,718	636,731
Arena Pharmaceuticals, Inc. (a)	85,001	6,829,830
Arrowhead Pharmaceuticals, Inc. (a)(b)	152,833	12,174,677
Assembly Biosciences, Inc. (a)(b)	45,323	230,241
Atara Biotherapeutics, Inc. (a)(b)	111,501	1,870,987
Athenex, Inc. (a)(b)	104,505	1,264,511
Athersys, Inc. (a)(b)	235,302	480,016
Atossa Therapeutics, Inc. (a)(b)	24,498	66,635
Atreca, Inc. (a)(b)	36,913	640,441
aTyr Pharma, Inc. (a)	330	1,436
AVEO Pharmaceuticals, Inc. (a)	37,534	310,031
Avid Bioservices, Inc. (a)(b)	76,179	1,567,764
Avidity Biosciences, Inc. (b)	37,352	901,304
Avita Therapeutics, Inc. (a)	40,787	886,709
AVROBIO, Inc. (a)	47,959	527,549
Axcella Health, Inc. (a)	757	4,315
Beam Therapeutics, Inc. (b)	44,440	3,960,937
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	23,388
Bio Path Holdings, Inc. (a)	3,392	21,980
Biocept, Inc. (a)	14,680	88,520
BioCryst Pharmaceuticals, Inc. (a)(b)	258,128	2,782,620
Biogen, Inc. (a)	231,227	63,097,224
Biohaven Pharmaceutical Holding Co. Ltd. (a)	74,658	6,344,437
BioMarin Pharmaceutical, Inc. (a)	273,254	21,158,057
BioXcel Therapeutics, Inc. (a)(b)	19,768	1,059,762
Black Diamond Therapeutics, Inc. (a)(b)	21,709	607,852
bluebird bio, Inc. (a)	98,597	3,066,367
Blueprint Medicines Corp. (a)	83,162	8,168,172
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	194,096
Brickell Biotech, Inc. (a)	93,690	111,491
BridgeBio Pharma, Inc. (a)(b)	149,237	10,548,071
C4 Therapeutics, Inc. (b)	12,139	521,006
Cabaletta Bio, Inc. (a)	14,463	157,213
Calithera Biosciences, Inc. (a)	84,763	247,508
Calyxt, Inc. (a)	14,780	141,001
Cancer Genetics, Inc. (a)	228	1,484
Capricor Therapeutics, Inc. (a)	27,617	169,568
Cardiff Oncology, Inc. (a)(b)	33,314	344,467
CareDx, Inc. (a)	71,821	5,679,605
CASI Pharmaceuticals, Inc. (a)	76,913	189,206
Catabasis Pharmaceuticals, Inc. (a)	17,858	51,431
Catalyst Biosciences, Inc. (a)	16,360	98,651
Catalyst Pharmaceutical Partners, Inc. (a)(b)	146,497	569,873
Cel-Sci Corp. (a)(b)	61,096	1,084,454
Celcuity, Inc. (a)	812	11,530
Celldex Therapeutics, Inc. (a)	58,497	1,584,099
Celsion Corp. (a)(b)	55,990	115,339
Cerevel Therapeutics Holdings (a)(b)	97,552	1,478,888
Checkpoint Therapeutics, Inc. (a)(b)	47,235	151,624
ChemoCentryx, Inc. (a)	74,212	5,034,542
Chimerix, Inc. (a)	68,749	674,428
Chinook Therapeutics, Inc. (a)	83,636	1,383,339
Chinook Therapeutics, Inc. rights (a)(c)	14,580	729
Cidara Therapeutics, Inc. (a)	43,932	99,726
Cleveland Biolabs, Inc. (a)	1,253	7,255
Clovis Oncology, Inc. (a)(b)	127,079	761,203
Codiak Biosciences, Inc.	10,219	165,548
Cogent Biosciences, Inc. (a)(b)	32,756	256,807
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)(b)	61,277	93,754
Coherus BioSciences, Inc. (a)	98,564	1,600,679
Concert Pharmaceuticals, Inc. (a)(b)	33,215	222,208
Constellation Pharmaceuticals, Inc. (a)	43,266	1,090,303
ContraFect Corp. (a)	17,449	91,607
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	88,284	192,459
Cortexyme, Inc. (a)(b)	25,276	861,153
Corvus Pharmaceuticals, Inc. (a)(b)	14,116	49,124
Crinetics Pharmaceuticals, Inc. (a)	20,406	312,008
CTI BioPharma Corp. (a)	66,932	217,529
Cue Biopharma, Inc. (a)	32,669	444,625
Curis, Inc. (a)	72,655	714,925
Cyclacel Pharmaceuticals, Inc. (a)	33	228
Cyclerion Therapeutics, Inc. (a)	45,211	173,610
Cytokinetics, Inc. (a)(b)	101,453	1,900,215
CytomX Therapeutics, Inc. (a)	73,917	580,248
Deciphera Pharmaceuticals, Inc. (a)	69,594	3,046,825
Denali Therapeutics, Inc. (a)	119,959	8,613,056
DermTech, Inc. (a)(b)	23,929	1,596,782
DiaMedica Therapeutics, Inc. (a)	16,099	147,628
Dicerna Pharmaceuticals, Inc. (a)	93,297	2,517,153
Diffusion Pharmaceuticals, Inc. (a)	84,409	97,070
Dyadic International, Inc. (a)	37,918	201,345
Dynavax Technologies Corp. (a)(b)	148,319	1,297,791
Dyne Therapeutics, Inc.	27,564	509,107
Eagle Pharmaceuticals, Inc. (a)	16,357	727,887
Editas Medicine, Inc. (a)(b)	98,410	4,316,263
Eiger Biopharmaceuticals, Inc. (a)	57,373	583,483
Eledon Pharmaceuticals, Inc. (a)	179	2,877
Emergent BioSolutions, Inc. (a)	66,978	6,429,888
Enanta Pharmaceuticals, Inc. (a)(b)	24,762	1,221,262
Enochian Biosciences, Inc. (a)(b)	27,857	98,614
Epizyme, Inc. (a)(b)	133,125	1,276,669
Equillium, Inc. (a)	21,675	152,809
Esperion Therapeutics, Inc. (a)(b)	39,960	1,094,504
Evelo Biosciences, Inc. (a)(b)	26,511	322,639
Exact Sciences Corp. (a)	241,450	32,866,174
Exelixis, Inc. (a)	464,867	10,069,019
Exicure, Inc. (a)	134,393	291,633
F-star Therapeutics, Inc. (a)	1,612	13,331
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	116,272	10,431,924
FibroGen, Inc. (a)(b)	123,584	6,182,908
Five Prime Therapeutics, Inc. (a)	67,917	1,509,795
Flexion Therapeutics, Inc. (a)(b)	61,425	676,904
Foghorn Therapeutics, Inc.	5,151	84,785
Forma Therapeutics Holdings, Inc. (b)	32,214	1,243,783
Forte Biosciences, Inc. (a)(b)	16,638	474,017
Fortress Biotech, Inc. (a)	86,223	320,750
Frequency Therapeutics, Inc. (a)(b)	59,657	2,935,721
G1 Therapeutics, Inc. (a)(b)	45,009	994,699
Galectin Therapeutics, Inc. (a)(b)	63,339	141,879
Galera Therapeutics, Inc. (a)(b)	4,354	45,673
Generation Bio Co. (b)	32,944	1,150,404
Genocea Biosciences, Inc. (a)(b)	33,261	101,113
Genprex, Inc. (a)	35,574	183,562
Geron Corp. (a)(b)	515,851	923,373
Gilead Sciences, Inc.	1,885,743	115,784,620
Global Blood Therapeutics, Inc. (a)	93,094	3,965,804
GlycoMimetics, Inc. (a)	51,855	172,159
Gossamer Bio, Inc. (a)(b)	61,084	574,190
Gritstone Oncology, Inc. (a)	28,447	386,026
Halozyme Therapeutics, Inc. (a)	216,216	9,783,774
Harpoon Therapeutics, Inc. (a)	14,759	284,701
Heat Biologics, Inc. (a)(b)	35,946	286,849
Heron Therapeutics, Inc. (a)(b)	126,357	2,284,535
Histogen, Inc. (a)(b)	2,577	2,912
Homology Medicines, Inc. (a)	37,665	404,522
Hookipa Pharma, Inc. (a)(b)	8,809	104,299
Humanigen, Inc. (a)	75,276	1,399,381
iBio, Inc. (a)	245,764	432,545
Ideaya Biosciences, Inc. (a)	15,510	295,776
Idera Pharmaceuticals, Inc. (a)(b)	27,689	120,724
IGM Biosciences, Inc. (a)	12,428	1,086,580
Immunic, Inc. (a)	17,231	274,834
ImmunoGen, Inc. (a)	271,396	2,374,715
Immunome, Inc.	5,126	202,887
Immunovant, Inc. (a)	88,169	1,391,307
Incyte Corp. (a)	281,605	22,151,049
Infinity Pharmaceuticals, Inc. (a)(b)	87,367	265,596
Inhibrx, Inc. (a)	7,514	191,006
Inmune Bio, Inc. (a)	11,598	188,120
Inovio Pharmaceuticals, Inc. (a)(b)	279,552	3,103,027
Inozyme Pharma, Inc. (a)(b)	5,586	111,720
Insmed, Inc. (a)	151,940	5,434,894
Intellia Therapeutics, Inc. (a)(b)	86,782	5,246,840
Intercept Pharmaceuticals, Inc. (a)(b)	41,103	890,291
Invitae Corp. (a)(b)	252,309	10,125,160
Ionis Pharmaceuticals, Inc. (a)	219,005	11,475,862
Iovance Biotherapeutics, Inc. (a)(b)	203,306	7,583,314
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	244,598	2,257,640
IsoRay, Inc. (a)	121,965	170,751
iTeos Therapeutics, Inc. (a)	15,577	647,692
Iveric Bio, Inc. (a)	105,759	649,360
Jounce Therapeutics, Inc. (a)	25,391	278,793
Kadmon Holdings, Inc. (a)	213,993	982,228
Kalvista Pharmaceuticals, Inc. (a)	26,180	860,537
Karuna Therapeutics, Inc. (a)	27,837	3,478,512
Karyopharm Therapeutics, Inc. (a)(b)	90,770	1,254,441
Keros Therapeutics, Inc. (b)	10,825	708,713
Kezar Life Sciences, Inc. (a)	46,243	253,412
Kindred Biosciences, Inc. (a)	54,356	245,146
Kiniksa Pharmaceuticals Ltd. (a)	32,692	672,474
Kodiak Sciences, Inc. (a)(b)	45,932	5,925,687
Kronos Bio, Inc. (b)	17,914	520,760
Krystal Biotech, Inc. (a)	25,935	2,046,012
Kura Oncology, Inc. (a)	110,209	3,085,852
Kymera Therapeutics, Inc. (a)	26,671	1,279,675
La Jolla Pharmaceutical Co. (a)(b)	30,025	157,331
Larimar Therapeutics, Inc. (a)	12,684	216,516
Leap Therapeutics, Inc. (a)	42,530	99,095
Lexicon Pharmaceuticals, Inc. (a)	90,307	649,307
Ligand Pharmaceuticals, Inc. Class B (a)(b)	24,113	3,574,029
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	590,058
LogicBio Therapeutics, Inc. (a)(b)	12,282	101,818
Lumos Pharma, Inc. (a)	3,251	44,214
Macrogenics, Inc. (a)	77,821	1,946,303
Madrigal Pharmaceuticals, Inc. (a)(b)	12,709	1,540,204
Magenta Therapeutics, Inc. (a)	27,280	286,713
MannKind Corp. (a)	353,162	2,016,555
Marker Therapeutics, Inc. (a)	45,560	110,255
Matinas BioPharma Holdings, Inc. (a)(b)	194,366	235,183
MediciNova, Inc. (a)(b)	61,340	342,277
MEI Pharma, Inc. (a)	134,168	503,130
Merrimack Pharmaceuticals, Inc. (a)	15,717	101,846
Mersana Therapeutics, Inc. (a)	80,287	1,459,618
Millendo Therapeutics, Inc. (a)	11,776	24,259
MiMedx Group, Inc. (a)(b)	217,718	2,157,585
Minerva Neurosciences, Inc. (a)	45,867	142,188
Mirati Therapeutics, Inc. (a)	74,361	14,940,612
Mirum Pharmaceuticals, Inc. (a)(b)	12,900	236,844
Moderna, Inc. (a)	451,745	69,934,643
Molecular Templates, Inc. (a)	41,476	452,088
Moleculin Biotech, Inc. (a)	4,406	18,637
Morphic Holding, Inc. (a)	11,695	422,891
Mustang Bio, Inc. (a)	51,963	183,429
Myriad Genetics, Inc. (a)	117,002	3,567,391
NanoViricides, Inc. (a)(b)	8,252	34,493
NantKwest, Inc. (a)(b)	60,829	1,977,551
Natera, Inc. (a)	116,880	13,568,599
Navidea Biopharmaceuticals, Inc. (a)	7,141	16,996
Neoleukin Therapeutics, Inc. (a)(b)	48,248	580,906
Neubase Therapeutics, Inc. (a)(b)	27,182	257,685
Neurobo Pharmaceuticals, Inc. (a)(b)	380	1,623
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	141,745	15,522,495
NextCure, Inc. (a)	17,599	199,925
Nkarta, Inc. (a)(b)	30,764	1,500,053
Novavax, Inc. (a)	87,871	20,318,411
Nurix Therapeutics, Inc. (a)(b)	26,007	926,109
Ocugen, Inc. (a)	243,364	2,664,836
Ocuphire Pharma, Inc. (a)	621	6,589
Ocuphire Pharma, Inc. rights (a)(c)	621	565
OncoCyte Corp. (a)	97,049	477,481
Oncorus, Inc. (a)(b)	4,189	66,186
OncoSec Medical, Inc. (a)	9,506	52,283
Oncternal Therapeutics, Inc. (a)	25,148	164,216
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
Opko Health, Inc. (a)(b)	644,381	2,899,715
Oragenics, Inc. (a)(b)	83,373	85,040
Organogenesis Holdings, Inc. Class A (a)(b)	79,621	1,211,035
Organovo Holdings, Inc. (a)(b)	11,895	151,661
Orgenesis, Inc. (a)	12,779	85,492
ORIC Pharmaceuticals, Inc. (a)(b)	18,690	605,556
Outlook Therapeutics, Inc. (a)	90,225	195,788
Ovid Therapeutics, Inc. (a)(b)	46,991	138,623
Oyster Point Pharma, Inc. (a)(b)	11,959	236,908
Palatin Technologies, Inc. (a)(b)	273,268	213,696
Pandion Therapeutics, Inc. (a)(b)	11,081	667,076
Passage Bio, Inc. (b)	36,368	655,351
PDL BioPharma, Inc. (a)(c)	218,274	539,137
PDS Biotechnology Corp. (a)	32,700	132,762
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	103,332
Pieris Pharmaceuticals, Inc. (a)	79,436	216,066
PMV Pharmaceuticals, Inc.	33,433	1,258,084
Polarityte, Inc. (a)(b)	26,836	34,618
Poseida Therapeutics, Inc. (a)(b)	17,968	198,367
Praxis Precision Medicines, Inc. (b)	29,986	1,304,391
Precigen, Inc. (a)(b)	109,668	925,598
Precision BioSciences, Inc. (a)	52,426	627,015
Prelude Therapeutics, Inc.	24,019	1,497,104
Protagonist Therapeutics, Inc. (a)	50,819	1,197,804
Protara Therapeutics, Inc. (a)	11,701	201,257
Prothena Corp. PLC (a)	66,516	1,484,637
PTC Therapeutics, Inc. (a)	98,654	5,633,143
Puma Biotechnology, Inc. (a)(b)	56,688	564,612
Qualigen Therapeutics, Inc. (a)	15,124	49,758
Radius Health, Inc. (a)	68,750	1,279,438
RAPT Therapeutics, Inc. (a)(b)	10,492	190,430
Recro Pharma, Inc. (a)	27,083	92,895
Regeneron Pharmaceuticals, Inc. (a)	157,676	71,044,075
REGENXBIO, Inc. (a)	51,018	2,087,146
Regulus Therapeutics, Inc. (a)(b)	5,043	6,253
Relay Therapeutics, Inc. (a)(b)	38,145	1,574,244
Repligen Corp. (a)	75,752	16,088,967
Replimune Group, Inc. (a)	37,188	1,287,820
Revolution Medicines, Inc.	70,543	3,222,404
Rhythm Pharmaceuticals, Inc. (a)	53,814	1,394,859
Rigel Pharmaceuticals, Inc. (a)	265,322	1,101,086
Rocket Pharmaceuticals, Inc. (a)(b)	62,512	3,474,417
Rubius Therapeutics, Inc. (a)(b)	57,660	598,511
Sage Therapeutics, Inc. (a)(b)	79,714	6,775,690
Salarius Pharmaceuticals, Inc. (a)(b)	287	517
Salarius Pharmaceuticals, Inc. rights (a)(c)	7,499	922
Sangamo Therapeutics, Inc. (a)	180,337	2,072,072
Sarepta Therapeutics, Inc. (a)	116,474	10,140,226
Savara, Inc. (a)	39,095	66,462
Scholar Rock Holding Corp. (a)	30,909	1,672,177
Seagen, Inc. (a)	194,561	29,400,113
Selecta Biosciences, Inc. (a)	127,299	537,202
Sellas Life Sciences Group, Inc. (a)	12,983	105,552
Seneca Biopharma, Inc. (a)	289	387
Seres Therapeutics, Inc. (a)(b)	85,631	1,630,414
Sesen Bio, Inc. (a)	206,119	560,644
Shattuck Labs, Inc.	35,159	1,452,067
Soleno Therapeutics, Inc. (a)	36,789	88,661
Solid Biosciences, Inc. (a)(b)	43,406	345,946
Soligenix, Inc. (a)(b)	23,654	39,029
Sorrento Therapeutics, Inc. (a)(b)	333,669	3,226,579
Spectrum Pharmaceuticals, Inc. (a)	197,697	678,101
Spero Therapeutics, Inc. (a)(b)	32,051	582,367
Springworks Therapeutics, Inc. (a)(b)	39,576	3,405,515
Spruce Biosciences, Inc. (b)	5,509	115,138
SQZ Biotechnologies Co.	4,565	68,475
Stoke Therapeutics, Inc. (a)(b)	27,025	1,618,527
Surface Oncology, Inc. (a)	23,842	202,180
Sutro Biopharma, Inc. (a)	39,443	875,635
Synaptogenix, Inc. (a)	1,091	2,498
Syndax Pharmaceuticals, Inc. (a)	43,023	1,050,191
Synlogic, Inc. (a)	30,139	114,227
Synthetic Biologics, Inc. (a)(b)	1,708	1,150
Syros Pharmaceuticals, Inc. (a)	56,697	476,255
T2 Biosystems, Inc. (a)(b)	242,249	554,750
Taysha Gene Therapies, Inc.	9,321	238,524
TCR2 Therapeutics, Inc. (a)	32,286	854,288
TG Therapeutics, Inc. (a)	158,789	6,950,195
TONIX Pharmaceuticals Holding (a)	249,139	296,475
TRACON Pharmaceuticals, Inc. (a)(b)	8,713	81,467
Translate Bio, Inc. (a)	102,130	2,383,714
Travere Therapeutics, Inc. (a)	78,591	2,422,175
Trevena, Inc. (a)(b)	223,656	479,742
Turning Point Therapeutics, Inc. (a)	61,472	7,248,164
Twist Bioscience Corp. (a)	63,021	8,674,210
Tyme Technologies, Inc. (a)	59,875	119,750
Ultragenyx Pharmaceutical, Inc. (a)	93,048	13,170,014
uniQure B.V. (a)	67,916	2,492,517
United Therapeutics Corp. (a)	68,137	11,391,144
UNITY Biotechnology, Inc. (a)(b)	46,076	313,778
Vanda Pharmaceuticals, Inc. (a)	81,705	1,523,798
Vaxart, Inc. (a)(b)	171,037	1,222,915
Vaxcyte, Inc.	32,745	771,472
VBI Vaccines, Inc. (a)(b)	338,229	1,139,832
Veracyte, Inc. (a)	97,875	5,682,623
Verastem, Inc. (a)	224,519	527,620
Vericel Corp. (a)	66,968	3,233,215
Vertex Pharmaceuticals, Inc. (a)	391,121	83,132,769
Viela Bio, Inc. (a)	24,012	1,277,438
Viking Therapeutics, Inc. (a)(b)	104,003	700,980
Vir Biotechnology, Inc. (a)(b)	101,224	6,339,659
Viracta Therapeutics, Inc. (a)	2,598	40,789
Viridian Therapeutics, Inc. (a)	1,856	30,513
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
VistaGen Therapeutics, Inc. (a)	115,994	286,505
Voyager Therapeutics, Inc. (a)(b)	41,094	233,003
vTv Therapeutics, Inc. Class A (a)(b)	39,197	104,264
X4 Pharmaceuticals, Inc. (a)	23,776	227,536
Xbiotech, Inc. (a)	22,712	431,528
Xencor, Inc. (a)	80,236	3,953,228
XOMA Corp. (a)	13,983	506,185
Y-mAbs Therapeutics, Inc. (a)	35,948	1,264,291
Yield10 Bioscience, Inc. (a)	12	173
Yumanity Therapeutics, Inc. (a)	2,924	51,959
Yumanity Therapeutics, Inc. rights (a)(c)	58,487	1
Zentalis Pharmaceuticals, Inc. (b)	18,050	758,822
ZIOPHARM Oncology, Inc. (a)(b)	328,944	1,753,272
		1,680,799,937
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	2,670,489	319,871,172
Abiomed, Inc. (a)	68,073	22,093,092
Accelerate Diagnostics, Inc. (a)(b)	41,779	418,208
Accuray, Inc. (a)(b)	143,156	712,917
Acutus Medical, Inc. (a)	19,655	408,038
Akers Biosciences, Inc. (a)	549	1,828
Align Technology, Inc. (a)	108,002	61,249,014
Alphatec Holdings, Inc. (a)	73,223	1,175,229
Angiodynamics, Inc. (a)	60,440	1,266,218
Antares Pharma, Inc. (a)	245,368	1,042,814
Apollo Endosurgery, Inc. (a)	72	338
Apyx Medical Corp. (a)	41,290	431,481
Asensus Surgical, Inc. (a)(b)	146,737	545,862
Aspira Women's Health, Inc. (a)(b)	97,584	676,257
Atricure, Inc. (a)	66,605	4,347,308
Atrion Corp.	2,027	1,266,672
Avanos Medical, Inc. (a)	70,334	3,233,957
Avinger, Inc. (a)(b)	153,862	246,179
AxoGen, Inc. (a)	54,067	1,194,881
Axonics Modulation Technologies, Inc. (a)(b)	49,319	2,481,239
Baxter International, Inc.	768,780	59,726,518
Becton, Dickinson & Co.	437,356	105,468,399
Bellerophon Therapeutics, Inc. (a)	7,640	48,514
Beyond Air, Inc. (a)	12,451	73,834
BioLase Technology, Inc. (a)(b)	170,940	155,077
BioLife Solutions, Inc. (a)	40,949	1,606,429
Biomerica, Inc. (a)(b)	3,201	19,622
BioSig Technologies, Inc. (a)	30,625	136,281
Boston Scientific Corp. (a)	2,155,002	83,570,978
Cantel Medical Corp.	56,668	4,209,299
Cardiovascular Systems, Inc. (a)	60,376	2,493,529
Cerus Corp. (a)	263,959	1,620,708
Chembio Diagnostics, Inc. (a)(b)	13,548	75,327
ClearPoint Neuro, Inc. (a)	15,563	364,485
Co.-Diagnostics, Inc. (a)(b)	37,387	514,445
ConforMis, Inc. (a)	98,971	99,961
CONMED Corp. (b)	43,150	5,310,039
Cryolife, Inc. (a)(b)	58,485	1,476,746
CryoPort, Inc. (a)(b)	64,907	3,858,072
Cutera, Inc. (a)	27,141	958,620
CytoSorbents Corp. (a)(b)	49,362	464,990
Danaher Corp.	952,639	209,266,209
Dare Bioscience, Inc. (a)	12,167	22,752
DarioHealth Corp. (a)(b)	10,018	266,479
Delcath Systems, Inc. (a)(b)	4,791	86,286
Dentsply Sirona, Inc.	328,620	17,439,863
DexCom, Inc. (a)	144,479	57,470,857
Eargo, Inc. (a)	22,432	1,310,253
Edwards Lifesciences Corp. (a)	938,165	77,961,512
Ekso Bionics Holdings, Inc. (a)(b)	5,328	38,095
electroCore, Inc. (a)	58,573	127,103
Electromed, Inc. (a)	6,101	64,427
ENDRA Life Sciences, Inc. (a)	2,359	5,898
Envista Holdings Corp. (a)	238,934	9,208,516
Fonar Corp. (a)	12,634	244,973
Genmark Diagnostics, Inc. (a)	102,403	2,001,979
Glaukos Corp. (a)	66,760	6,312,826
Globus Medical, Inc. (a)	113,776	7,111,000
Haemonetics Corp. (a)	75,849	9,594,899
Helius Medical Technologies, Inc. (U.S.) (a)	534	7,278
Heska Corp. (a)(b)	12,971	2,443,736
Hill-Rom Holdings, Inc.	101,432	10,819,751
Hologic, Inc. (a)	387,257	27,917,357
ICU Medical, Inc. (a)	29,202	6,059,415
IDEXX Laboratories, Inc. (a)	128,098	66,632,737
Inari Medical, Inc.	15,078	1,577,159
Inogen, Inc. (a)	26,003	1,364,897
Insulet Corp. (a)	99,427	25,761,536
Integer Holdings Corp. (a)	48,334	4,262,575
Integra LifeSciences Holdings Corp. (a)	106,930	7,307,596
Intersect ENT, Inc. (a)	48,150	1,098,302
IntriCon Corp. (a)(b)	10,720	246,131
Intuitive Surgical, Inc. (a)	177,012	130,422,442
Invacare Corp. (b)	53,785	489,444
IRadimed Corp. (a)	7,211	160,805
iRhythm Technologies, Inc. (a)(b)	43,248	6,958,603
Iridex Corp. (a)(b)	14,475	85,113
Kewaunee Scientific Corp. (a)	970	12,028
Lantheus Holdings, Inc. (a)	100,204	1,871,811
LeMaitre Vascular, Inc. (b)	27,523	1,414,407
LENSAR, Inc. (a)	16,562	149,720
LivaNova PLC (a)	72,445	5,617,385
Masimo Corp. (a)	76,319	19,135,463
Medtronic PLC	2,027,188	237,120,180
Meridian Bioscience, Inc. (a)	68,310	1,439,975
Merit Medical Systems, Inc. (a)	77,697	4,329,277
Mesa Laboratories, Inc.	7,747	2,106,487
Microbot Medical, Inc. (a)(b)	10,061	82,802
Milestone Scientific, Inc. (a)(b)	55,851	218,936
Misonix, Inc. (a)	20,700	346,932
Motus GI Holdings, Inc. (a)(b)	46,375	67,244
Myomo, Inc. (a)(b)	6,750	75,195
Natus Medical, Inc. (a)	54,207	1,404,503
Nemaura Medical, Inc. (a)	15,517	96,361
Neogen Corp. (a)	80,466	6,591,775
Neuronetics, Inc. (a)	22,484	349,177
Nevro Corp. (a)	51,201	8,457,381
Novocure Ltd. (a)	127,111	18,952,250
NuVasive, Inc. (a)(b)	78,454	4,733,130
Obalon Therapeutics, Inc. (a)	532	1,825
OraSure Technologies, Inc. (a)	102,946	1,091,228
Orthofix International NV (a)	29,501	1,372,092
OrthoPediatrics Corp. (a)	19,905	1,084,026
Outset Medical, Inc.	30,499	1,518,545
PAVmed, Inc. (a)(b)	64,432	270,614
Penumbra, Inc. (a)(b)	50,834	14,458,715
Predictive Oncology, Inc. (a)(b)	1,361	2,001
Pro-Dex, Inc. (a)	3,436	84,697
Pulmonx Corp.	23,917	1,359,203
Pulse Biosciences, Inc. (a)(b)	19,714	576,635
Quidel Corp. (a)	57,456	9,437,723
Quotient Ltd. (a)(b)	147,507	662,306
Repro Medical Systems, Inc. (a)	30,290	117,525
ResMed, Inc.	218,379	42,099,104
Retractable Technologies, Inc. (a)(b)	20,751	325,791
Rockwell Medical Technologies, Inc. (a)	82,108	110,846
Seaspine Holdings Corp. (a)	32,479	614,503
Second Sight Medical Products, Inc. (a)	4,133	7,191
Senseonics Holdings, Inc. (a)(b)	265,815	909,087
Shockwave Medical, Inc. (a)(b)	50,373	5,881,551
SI-BONE, Inc. (a)	35,875	1,126,116
Sientra, Inc. (a)(b)	76,172	592,618
Silk Road Medical, Inc. (a)	53,992	2,957,142
Sintx Technologies, Inc. (a)	35,965	73,728
SmileDirectClub, Inc. (a)(b)	124,713	1,446,671
Soliton, Inc. (a)	12,391	164,552
Staar Surgical Co. (a)	70,575	7,340,506
Stereotaxis, Inc. (a)	91,596	641,172
STERIS PLC	128,631	22,484,699
STRATA Skin Sciences, Inc. (a)	566	1,036
Stryker Corp.	492,148	119,439,398
Surgalign Holdings, Inc. (a)(b)	96,883	236,395
SurModics, Inc. (a)	20,931	1,091,552
Tactile Systems Technology, Inc. (a)	29,608	1,504,679
Tandem Diabetes Care, Inc. (a)	94,722	9,092,365
Tela Bio, Inc. (a)	4,995	76,773
Teleflex, Inc.	69,973	27,857,651
The Cooper Companies, Inc.	73,908	28,538,096
Thermogenesis Holdings, Inc. (a)	57	162
TransMedics Group, Inc. (a)	36,136	1,296,921
Utah Medical Products, Inc. (b)	6,131	517,456
Vapotherm, Inc. (a)(b)	30,978	752,765
Varex Imaging Corp. (a)	60,985	1,398,386
Varian Medical Systems, Inc. (a)	139,098	24,379,706
Venus Concept, Inc. (a)	16,173	42,050
ViewRay, Inc. (a)	175,937	767,085
Viveve Medical, Inc. (a)	32	109
VolitionRx Ltd. (a)	47,456	193,620
West Pharmaceutical Services, Inc.	111,222	31,214,454
Zimmer Biomet Holdings, Inc.	311,732	50,831,020
Zosano Pharma Corp. (a)(b)	130,714	167,314
Zynex, Inc. (a)(b)	27,900	405,108
		2,120,252,313
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	112,561	5,347,773
Acadia Healthcare Co., Inc. (a)	133,207	7,358,355
AdaptHealth Corp. (a)	76,266	2,346,705
Addus HomeCare Corp. (a)	22,593	2,430,329
Amedisys, Inc. (a)	49,359	12,519,417
AmerisourceBergen Corp.	219,932	22,261,517
AMN Healthcare Services, Inc. (a)	70,791	5,158,540
Anthem, Inc.	374,068	113,413,677
Apollo Medical Holdings, Inc. (a)(b)	38,717	958,246
Biodesix, Inc. (a)	7,043	139,029
Brookdale Senior Living, Inc. (a)	290,814	1,692,537
Caladrius Biosciences, Inc. (a)	6,721	11,963
Capital Senior Living Corp. (a)(b)	2,526	79,013
Cardinal Health, Inc.	440,314	22,684,977
Castle Biosciences, Inc. (a)	27,058	2,058,573
Centene Corp. (a)	873,694	51,146,047
Chemed Corp.	24,107	10,732,677
Cigna Corp.	543,570	114,095,343
Community Health Systems, Inc. (a)	183,750	1,572,900
Corvel Corp. (a)	13,371	1,357,157
Covetrus, Inc. (a)	147,912	5,496,410
Cross Country Healthcare, Inc. (a)	52,898	587,697
CVS Health Corp.	1,972,445	134,382,678
DaVita HealthCare Partners, Inc. (a)	111,091	11,345,724
Encompass Health Corp.	150,064	12,071,148
Enzo Biochem, Inc. (a)	55,775	162,863
Exagen, Inc. (a)(b)	5,198	95,071
Five Star Senior Living, Inc. (a)	29,657	198,109
Fulgent Genetics, Inc. (a)(b)	19,813	2,006,264
Genesis HealthCare, Inc. Class A (a)	51,369	40,730
Great Elm Group, Inc. (a)	40,893	123,088
Guardant Health, Inc. (a)	127,560	18,774,281
Hanger, Inc. (a)	61,041	1,341,681
HCA Holdings, Inc.	397,162	68,323,779
HealthEquity, Inc. (a)(b)	123,653	10,182,825
Henry Schein, Inc. (a)	215,182	13,309,007
Humana, Inc.	199,120	75,595,908
InfuSystems Holdings, Inc. (a)	19,590	334,205
Laboratory Corp. of America Holdings (a)	146,790	35,216,389
LHC Group, Inc. (a)(b)	47,660	8,660,299
Magellan Health Services, Inc. (a)	34,275	3,198,543
McKesson Corp.	240,920	40,840,758
MEDNAX, Inc. (a)	133,900	3,271,177
Modivcare, Inc. (a)	18,225	2,337,539
Molina Healthcare, Inc. (a)	89,022	19,296,409
National Healthcare Corp.	17,604	1,224,358
National Research Corp. Class A	19,658	1,015,729
Ontrak, Inc. (a)(b)	11,611	684,352
Option Care Health, Inc. (a)	117,507	2,254,959
Owens & Minor, Inc.	109,923	3,738,481
Patterson Companies, Inc.	126,280	3,922,257
Pennant Group, Inc. (a)	38,054	2,008,490
PetIQ, Inc. Class A (a)(b)	32,341	1,114,794
Precipio, Inc. (a)	9,930	24,229
Premier, Inc. (b)	107,176	3,624,692
Progenity, Inc. (b)	24,206	132,407
Progyny, Inc. (a)	57,601	2,424,426
Psychemedics Corp.	1,921	13,447
Quest Diagnostics, Inc.	202,172	23,369,061
R1 RCM, Inc. (a)	178,575	4,935,813
RadNet, Inc. (a)	64,743	1,193,861
Select Medical Holdings Corp. (a)	167,559	5,303,242
Sharps Compliance Corp. (a)	8,947	113,806
SOC Telemed, Inc. Class A (a)(b)	57,617	458,055
Surgery Partners, Inc. (a)	42,497	1,677,357
Tenet Healthcare Corp. (a)	156,394	7,979,222
The Ensign Group, Inc.	76,265	6,255,255
The Joint Corp. (a)	19,624	781,231
Tivity Health, Inc. (a)	68,189	1,622,898
Triple-S Management Corp. (a)	40,849	1,033,480
U.S. Physical Therapy, Inc.	19,753	2,315,842
UnitedHealth Group, Inc.	1,429,410	474,878,590
Universal Health Services, Inc. Class B	116,281	14,573,498
		1,413,231,189
Health Care Technology - 0.3%
Accolade, Inc. (a)	22,380	991,882
Allscripts Healthcare Solutions, Inc. (a)	244,875	3,778,421
American Well Corp. (b)	83,690	2,047,894
Castlight Health, Inc. Class B (a)	106,834	181,618
Cerner Corp.	457,296	31,617,445
Change Healthcare, Inc. (a)	344,015	7,867,623
Computer Programs & Systems, Inc. (b)	19,602	616,483
Evolent Health, Inc. (a)	118,180	2,381,327
GoodRx Holdings, Inc. (b)	67,494	3,004,833
Health Catalyst, Inc. (a)(b)	51,885	2,515,904
HealthStream, Inc. (a)	43,232	1,007,306
HMS Holdings Corp. (a)	136,207	5,010,375
HTG Molecular Diagnostics (a)(b)	3,005	16,678
iCAD, Inc. (a)	27,391	506,460
Inovalon Holdings, Inc. Class A (a)	119,919	2,945,211
Inspire Medical Systems, Inc. (a)	42,071	9,793,708
MultiPlan Corp. Class A (a)(b)	439,719	3,126,402
NantHealth, Inc. (a)(b)	40,006	152,823
Nextgen Healthcare, Inc. (a)	75,250	1,407,175
Omnicell, Inc. (a)	64,293	8,158,782
OptimizeRx Corp. (a)	17,269	918,365
Phreesia, Inc. (a)	47,063	2,882,609
Schrodinger, Inc.	51,603	5,288,275
Simulations Plus, Inc.	21,877	1,569,018
Tabula Rasa HealthCare, Inc. (a)(b)	32,291	1,309,400
Teladoc Health, Inc. (a)(b)	187,637	41,484,664
Veeva Systems, Inc. Class A (a)	203,849	57,100,143
Vocera Communications, Inc. (a)	50,773	2,175,115
		199,855,939
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	106,216	18,905,386
Adaptive Biotechnologies Corp. (a)	122,588	6,934,803
Agilent Technologies, Inc.	460,717	56,239,724
Avantor, Inc. (a)	774,860	21,595,348
Berkeley Lights, Inc. (a)	14,048	870,555
Bio-Rad Laboratories, Inc. Class A (a)	32,470	18,978,715
Bio-Techne Corp.	57,943	20,957,404
Bioanalytical Systems, Inc. (a)	6,921	117,934
BioNano Genomics, Inc. (a)(b)	277,602	2,701,067
Bruker Corp.	155,251	9,467,206
Champions Oncology, Inc. (a)	6,812	79,564
Charles River Laboratories International, Inc. (a)	74,781	21,397,835
ChromaDex, Inc. (a)(b)	68,132	949,079
Codexis, Inc. (a)	82,534	1,824,827
Fluidigm Corp. (a)(b)	109,764	504,914
Harvard Bioscience, Inc. (a)	38,036	166,978
Illumina, Inc. (a)	219,498	96,449,616
IQVIA Holdings, Inc. (a)	288,149	55,552,246
Luminex Corp.	63,906	2,078,223
Medpace Holdings, Inc. (a)	42,083	6,835,542
Mettler-Toledo International, Inc. (a)	35,736	39,883,163
Nanostring Technologies, Inc. (a)	65,897	4,598,952
NeoGenomics, Inc. (a)(b)	165,826	8,452,151
Pacific Biosciences of California, Inc. (a)	281,764	8,613,525
PerkinElmer, Inc.	167,743	21,150,715
Personalis, Inc. (a)	40,421	1,246,179
PPD, Inc.	161,838	5,674,040
PRA Health Sciences, Inc. (a)	96,756	14,262,802
Quanterix Corp. (a)	39,547	2,995,685
Syneos Health, Inc. (a)	113,132	8,750,760
Thermo Fisher Scientific, Inc.	597,220	268,796,778
Waters Corp. (a)	93,574	25,628,047
		752,659,763
Pharmaceuticals - 3.3%
9 Meters Biopharma, Inc. (a)	134,856	223,861
AcelRx Pharmaceuticals, Inc. (a)	108,373	203,741
Acer Therapeutics, Inc. (a)(b)	6,588	20,752
Aclaris Therapeutics, Inc. (a)	70,209	1,564,257
Adamis Pharmaceuticals Corp. (a)	152,571	170,880
Adial Pharmaceuticals, Inc. (a)	12,772	32,058
Aerie Pharmaceuticals, Inc. (a)(b)	71,273	1,310,710
Aerpio Pharmaceuticals, Inc. (a)	17,597	31,323
Agile Therapeutics, Inc. (a)(b)	85,784	246,200
Alimera Sciences, Inc. (a)	1,036	8,361
Amneal Pharmaceuticals, Inc. (a)(b)	186,979	1,007,817
Amphastar Pharmaceuticals, Inc. (a)	53,793	942,991
Ampio Pharmaceuticals, Inc. (a)(b)	240,032	410,455
ANI Pharmaceuticals, Inc. (a)(b)	13,713	399,048
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc. (a)	29,801	136,489
Arvinas Holding Co. LLC (a)	46,284	3,624,037
Assertio Holdings, Inc. (a)	96,805	82,575
AstraZeneca PLC rights (a)(c)	7,692	0
Atea Pharmaceuticals, Inc. (b)	21,147	1,593,638
Athira Pharma, Inc.	18,986	418,831
Avenue Therapeutics, Inc. (a)(b)	6,166	28,980
Axsome Therapeutics, Inc. (a)(b)	40,072	2,699,250
Aytu BioScience, Inc. (a)	10,771	82,614
Baudax Bio, Inc. (a)(b)	10,668	14,402
Biodelivery Sciences International, Inc. (a)	137,541	577,672
Bristol-Myers Squibb Co.	3,405,997	208,889,796
Cara Therapeutics, Inc. (a)	63,036	1,156,711
Cassava Sciences, Inc. (a)	53,886	2,617,782
Catalent, Inc. (a)	248,021	28,202,468
Cerecor, Inc. (a)	77,918	262,584
Chiasma, Inc. (a)(b)	54,736	212,923
Citius Pharmaceuticals, Inc. (a)	61,506	124,857
Clearside Biomedical, Inc. (a)	56,255	186,204
Cocrystal Pharma, Inc. (a)(b)	40,430	63,475
Collegium Pharmaceutical, Inc. (a)(b)	48,986	1,155,580
Corcept Therapeutics, Inc. (a)	162,810	4,094,672
CorMedix, Inc. (a)	43,788	656,820
Cumberland Pharmaceuticals, Inc. (a)	5,048	17,163
CymaBay Therapeutics, Inc. (a)	111,875	537,000
Durect Corp. (a)(b)	300,972	668,158
Elanco Animal Health, Inc. (a)	711,068	23,365,694
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,195,949	245,037,991
Eloxx Pharmaceuticals, Inc. (a)(b)	43,872	197,863
Endo International PLC (a)	355,706	2,820,749
Eton Pharmaceuticals, Inc. (a)	10,183	80,548
Evofem Biosciences, Inc. (a)(b)	110,621	428,103
Evoke Pharma, Inc. (a)	5,940	17,523
Evolus, Inc. (a)	37,906	459,042
Eyenovia, Inc. (a)	16,586	98,355
Eyepoint Pharmaceuticals, Inc. (a)	7,633	82,513
Fulcrum Therapeutics, Inc. (a)(b)	20,622	260,043
Graybug Vision, Inc. (b)	6,561	131,745
Harrow Health, Inc. (a)(b)	29,956	229,763
Hepion Pharmaceuticals, Inc. (a)(b)	49,750	93,530
Horizon Therapeutics PLC (a)	342,442	31,131,402
IMARA, Inc. (b)	8,877	111,761
Innoviva, Inc. (a)	104,480	1,194,206
Intra-Cellular Therapies, Inc. (a)(b)	103,084	3,652,266
Jaguar Health, Inc. (a)(b)	98,030	205,863
Jazz Pharmaceuticals PLC (a)	83,573	14,043,607
Johnson & Johnson	3,966,179	628,480,724
Kala Pharmaceuticals, Inc. (a)(b)	77,128	571,518
Kaleido Biosciences, Inc. (a)	20,352	181,743
Lannett Co., Inc. (a)	54,109	327,901
Lipocine, Inc. (a)	82,853	131,736
Liquidia Technologies, Inc. (a)	38,093	106,660
Marinus Pharmaceuticals, Inc. (a)(b)	41,020	619,812
Merck & Co., Inc.	3,813,847	276,961,569
Nektar Therapeutics (a)(b)	265,835	6,031,796
Neos Therapeutics, Inc. (a)	61,752	52,619
NGM Biopharmaceuticals, Inc. (a)(b)	25,441	679,784
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	5,084
Novan, Inc. (a)	169,083	240,098
Ocular Therapeutix, Inc. (a)	107,135	1,964,856
Odonate Therapeutics, Inc. (a)	30,486	641,730
Omeros Corp. (a)(b)	89,147	1,777,591
Onconova Therapeutics, Inc. (a)	286,989	358,736
OptiNose, Inc. (a)	48,331	187,524
Osmotica Pharmaceuticals PLC (a)(b)	15,165	57,627
Otonomy, Inc. (a)	64,513	188,055
Pacira Biosciences, Inc. (a)	64,296	4,725,756
Paratek Pharmaceuticals, Inc. (a)(b)	56,395	421,835
Perrigo Co. PLC	206,240	8,323,846
Petros Pharmaceuticals, Inc. (a)(b)	1,091	3,633
Pfizer, Inc.	8,374,747	280,470,277
Phathom Pharmaceuticals, Inc. (a)(b)	19,221	846,685
Phibro Animal Health Corp. Class A (b)	34,319	740,261
Pliant Therapeutics, Inc. (b)	12,956	428,714
Plx Pharma PLC/New (a)(b)	6,567	48,793
Prestige Brands Holdings, Inc. (a)	71,911	2,999,408
ProPhase Labs, Inc. (a)(b)	5,086	38,959
Provention Bio, Inc. (a)	67,605	859,936
Pulmatrix, Inc. (a)	13,881	21,377
Reata Pharmaceuticals, Inc. (a)(b)	38,962	4,763,494
Relmada Therapeutics, Inc. (a)(b)	23,122	770,887
Revance Therapeutics, Inc. (a)	105,704	2,775,787
Royalty Pharma PLC	130,078	6,057,732
Satsuma Pharmaceuticals, Inc. (a)	10,782	61,242
scPharmaceuticals, Inc. (a)	4,001	29,527
SCYNEXIS, Inc. (a)(b)	8,775	68,270
Seelos Therapeutics, Inc. (a)	79,237	235,334
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,801	554,902
Strongbridge Biopharma PLC (a)	41,930	131,660
Supernus Pharmaceuticals, Inc. (a)	81,268	2,183,671
Tarsus Pharmaceuticals, Inc. (a)	6,751	244,724
Teligent, Inc. (a)	9,911	8,780
TFF Pharmaceuticals, Inc. (a)	16,550	235,341
TherapeuticsMD, Inc. (a)	404,788	615,278
Theravance Biopharma, Inc. (a)(b)	71,109	1,178,276
Timber Pharmaceuticals, Inc. (a)(b)	207	373
Titan Pharmaceuticals, Inc. (a)	44	146
Tricida, Inc. (a)	43,460	222,081
Urovant Sciences Ltd. (a)	13,986	226,154
Verrica Pharmaceuticals, Inc. (a)(b)	20,129	275,969
Viatris, Inc. (a)	1,809,832	26,876,005
Vyne Therapeutics, Inc. (a)(b)	59,505	443,907
WAVE Life Sciences (a)(b)	48,055	452,198
Xeris Pharmaceuticals, Inc. (a)	64,426	351,122
Zoetis, Inc. Class A	714,463	110,913,236
Zogenix, Inc. (a)	77,650	1,646,957
Zomedica Corp. (a)(b)	981,794	1,835,955
Zynerba Pharmaceuticals, Inc. (a)(b)	30,528	137,223
		1,971,112,577

TOTAL HEALTH CARE		8,137,911,718

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.5%
AAR Corp.	52,938	2,105,874
Aerojet Rocketdyne Holdings, Inc.	110,410	5,660,721
AeroVironment, Inc. (a)	33,728	3,712,778
Air Industries Group, Inc. (a)(b)	17,165	26,434
Astronics Corp. (a)	36,467	576,179
Astrotech Corp. (a)	1,228	2,689
Axon Enterprise, Inc. (a)	94,838	15,694,741
BWX Technologies, Inc.	144,201	8,365,100
CPI Aerostructures, Inc. (a)	4,217	19,398
Cubic Corp.	47,345	3,288,110
Curtiss-Wright Corp.	61,584	6,804,416
Ducommun, Inc. (a)	17,391	946,070
General Dynamics Corp.	350,476	57,292,312
HEICO Corp.	78,558	9,881,025
HEICO Corp. Class A	93,403	10,812,331
Hexcel Corp.	127,190	6,837,734
Howmet Aerospace, Inc.	585,791	16,466,585
Huntington Ingalls Industries, Inc.	61,871	10,883,728
Innovative Solutions & Support, Inc.	15,429	98,128
Kaman Corp.	44,496	2,165,175
Kratos Defense & Security Solutions, Inc. (a)	188,640	5,187,600
L3Harris Technologies, Inc.	317,271	57,714,768
Lockheed Martin Corp.	371,474	122,679,289
Maxar Technologies, Inc.	91,060	4,357,221
Mercury Systems, Inc. (a)	85,200	5,568,672
Moog, Inc. Class A	45,207	3,510,776
National Presto Industries, Inc.	6,980	714,263
Northrop Grumman Corp.	233,528	68,110,776
PAE, Inc. (a)(b)	82,944	677,652
Park Aerospace Corp.	27,998	388,892
Parsons Corp. (a)(b)	33,255	1,188,534
Raytheon Technologies Corp.	2,286,183	164,582,314
SIFCO Industries, Inc. (a)	628	5,099
Spirit AeroSystems Holdings, Inc. Class A	163,291	6,993,754
Teledyne Technologies, Inc. (a)	55,318	20,522,978
Textron, Inc.	342,305	17,231,634
The Boeing Co.	799,146	169,426,943
TransDigm Group, Inc. (a)	81,947	47,256,376
Triumph Group, Inc.	81,636	1,189,437
Vectrus, Inc. (a)	17,920	978,432
Virgin Galactic Holdings, Inc. (a)(b)	193,497	7,203,893
		867,128,831
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	93,480	2,480,959
Atlas Air Worldwide Holdings, Inc. (a)	40,368	2,225,488
C.H. Robinson Worldwide, Inc.	203,679	18,504,237
Echo Global Logistics, Inc. (a)	43,503	1,211,994
Expeditors International of Washington, Inc.	255,322	23,448,772
FedEx Corp.	363,693	92,559,869
Forward Air Corp.	41,722	3,578,496
Hub Group, Inc. Class A (a)	49,931	2,875,027
Radiant Logistics, Inc. (a)	55,818	377,888
United Parcel Service, Inc. Class B	1,076,871	169,962,550
XPO Logistics, Inc. (a)	135,922	15,848,505
		333,073,785
Airlines - 0.3%
Alaska Air Group, Inc.	183,202	11,911,794
Allegiant Travel Co.	19,218	4,846,587
American Airlines Group, Inc.	932,068	19,517,504
Delta Air Lines, Inc.	957,289	45,892,435
Hawaiian Holdings, Inc.	75,332	2,020,404
JetBlue Airways Corp. (a)	467,004	8,606,884
Mesa Air Group, Inc. (a)	46,703	569,777
SkyWest, Inc.	74,360	4,191,673
Southwest Airlines Co.	890,817	51,783,192
Spirit Airlines, Inc. (a)	145,421	5,217,705
United Airlines Holdings, Inc. (a)	440,076	23,183,204
		177,741,159
Building Products - 0.6%
A.O. Smith Corp.	203,154	12,061,253
AAON, Inc. (b)	59,581	4,593,695
Advanced Drain Systems, Inc.	74,987	8,250,070
Allegion PLC	138,212	15,034,701
Alpha PRO Tech Ltd. (a)(b)	16,469	230,237
American Woodmark Corp. (a)	23,996	2,241,466
Apogee Enterprises, Inc.	41,015	1,533,961
Armstrong Flooring, Inc. (a)	37,559	194,556
Armstrong World Industries, Inc.	72,727	6,223,977
Builders FirstSource, Inc. (a)	310,383	13,428,721
Carrier Global Corp.	1,224,610	44,735,003
Cornerstone Building Brands, Inc. (a)	75,169	856,175
CSW Industrials, Inc.	23,221	2,915,861
Fortune Brands Home & Security, Inc.	207,957	17,289,545
Gibraltar Industries, Inc. (a)	50,566	4,416,940
Griffon Corp.	77,041	1,895,209
Insteel Industries, Inc.	26,896	830,548
Jeld-Wen Holding, Inc. (a)	105,166	3,118,172
Johnson Controls International PLC	1,087,461	60,669,449
Lennox International, Inc.	52,045	14,560,630
Masco Corp.	391,402	20,830,414
Masonite International Corp. (a)	35,984	3,948,164
Owens Corning	163,443	13,242,152
PGT Innovations, Inc. (a)	97,850	2,308,282
Quanex Building Products Corp.	51,752	1,259,126
Resideo Technologies, Inc. (a)	208,419	5,006,224
Simpson Manufacturing Co. Ltd.	64,795	6,314,921
The AZEK Co., Inc.	187,043	8,250,467
Trane Technologies PLC	360,540	55,249,150
Trex Co., Inc. (a)	172,713	15,827,419
UFP Industries, Inc.	92,342	5,632,862
		352,949,350
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	98,401	4,248,955
ACCO Brands Corp.	137,922	1,117,168
Acme United Corp.	9,376	328,441
ADT, Inc.	224,662	1,709,678
Aqua Metals, Inc. (a)(b)	89,321	423,382
ARC Document Solutions, Inc.	47,602	100,440
Brady Corp. Class A	69,977	3,667,495
BrightView Holdings, Inc. (a)	49,863	793,320
Casella Waste Systems, Inc. Class A (a)	73,593	4,262,507
CECO Environmental Corp. (a)	48,247	395,625
Charah Solutions, Inc. (a)	8,915	36,373
Cimpress PLC (a)	28,246	2,798,614
Cintas Corp.	131,514	42,655,251
Clean Harbors, Inc. (a)	78,022	6,643,573
Copart, Inc. (a)	313,115	34,179,633
CoreCivic, Inc. (b)	184,333	1,323,511
Covanta Holding Corp.	184,646	2,594,276
Deluxe Corp.	64,410	2,546,127
Document Security Systems, Inc. (a)	117	413
Ennis, Inc.	41,603	824,571
Fuel Tech, Inc. (a)(b)	36,624	128,916
Harsco Corp. (a)	123,643	2,022,799
Healthcare Services Group, Inc. (b)	108,070	3,074,592
Heritage-Crystal Clean, Inc. (a)	20,729	543,514
Herman Miller, Inc.	90,686	3,478,262
HNI Corp.	68,257	2,429,267
Hudson Technologies, Inc. (a)	53,713	77,884
IAA Spinco, Inc. (a)	200,609	11,761,706
Interface, Inc.	99,933	1,241,168
KAR Auction Services, Inc.	189,184	2,631,549
Kimball International, Inc. Class B	60,393	781,485
Knoll, Inc.	77,250	1,259,948
Matthews International Corp. Class A	51,046	1,822,342
McGrath RentCorp.	34,159	2,652,788
Montrose Environmental Group, Inc. (a)	20,070	981,022
MSA Safety, Inc.	54,628	8,794,562
NL Industries, Inc.	6,623	37,155
Odyssey Marine Exploration, Inc. (a)(b)	13,660	98,625
Performant Financial Corp. (a)	21,888	29,549
Perma-Fix Environmental Services, Inc. (a)	4,892	34,048
PICO Holdings, Inc. (a)	28,565	261,084
Pitney Bowes, Inc.	261,402	2,216,689
Quad/Graphics, Inc.	51,262	224,528
Quest Resource Holding Corp. (a)	2,099	6,318
R.R. Donnelley & Sons Co.	105,289	357,983
Recycling Asset Holdings, Inc. (a)(c)	1,142	40
Republic Services, Inc.	318,954	28,415,612
Rollins, Inc.	327,720	10,870,472
SP Plus Corp. (a)	36,498	1,209,909
Steelcase, Inc. Class A	137,111	1,911,327
Stericycle, Inc. (a)	137,661	8,930,069
Team, Inc. (a)	50,049	555,043
Tetra Tech, Inc.	81,875	11,329,044
The Brink's Co. (b)	73,274	5,629,641
U.S. Ecology, Inc. (a)	42,345	1,618,002
UniFirst Corp.	22,423	5,432,869
Viad Corp.	32,024	1,339,884
Virco Manufacturing Co. (a)	1,891	5,862
VSE Corp.	13,767	530,856
Waste Management, Inc.	587,473	65,144,881
		300,520,647
Construction & Engineering - 0.2%
AECOM (a)	223,576	12,942,815
Aegion Corp. (a)	51,535	1,332,180
Ameresco, Inc. Class A (a)	29,804	1,702,404
API Group Corp. (a)(d)	201,937	3,735,835
Arcosa, Inc.	75,012	4,255,431
Argan, Inc.	22,516	1,126,250
Comfort Systems U.S.A., Inc.	57,420	3,556,595
Concrete Pumping Holdings, Inc. (a)	49,943	307,649
Construction Partners, Inc. Class A (a)	53,034	1,534,804
Dycom Industries, Inc. (a)	48,747	3,733,045
EMCOR Group, Inc.	79,950	7,784,732
Fluor Corp. (b)	215,064	3,690,498
Granite Construction, Inc. (b)	72,759	2,501,454
Great Lakes Dredge & Dock Corp. (a)	111,001	1,686,105
HC2 Holdings, Inc. (a)	108,565	379,978
IES Holdings, Inc. (a)	30,759	1,409,993
Infrastructure and Energy Alternatives, Inc. (a)(b)	12,116	201,974
iSun, Inc. (a)(b)	5,821	79,748
Jacobs Engineering Group, Inc.	194,157	22,343,588
Limbach Holdings, Inc. (a)	9,347	114,781
MasTec, Inc. (a)	86,152	7,473,686
Matrix Service Co. (a)	45,828	621,886
MYR Group, Inc. (a)	29,892	1,762,133
Northwest Pipe Co. (a)	14,039	477,747
NV5 Global, Inc. (a)	18,265	1,886,044
Orbital Energy Group, Inc. (a)(b)	42,364	262,657
Orion Group Holdings, Inc. (a)	65,396	381,259
Primoris Services Corp.	65,665	2,197,808
Quanta Services, Inc.	205,329	17,216,837
Sterling Construction Co., Inc. (a)	41,039	934,868
Tutor Perini Corp. (a)	63,623	935,258
Valmont Industries, Inc.	30,696	7,260,525
Willscot Mobile Mini Holdings (a)	255,194	7,076,530
		122,907,097
Electrical Equipment - 0.7%
Acuity Brands, Inc. (b)	59,735	7,365,326
Allied Motion Technologies, Inc.	12,423	603,012
American Superconductor Corp. (a)(b)	34,421	818,876
AMETEK, Inc.	345,871	40,802,402
Atkore, Inc. (a)	74,285	5,025,380
Ault Global Holdings, Inc. (a)	18,329	74,232
AZZ, Inc.	41,474	2,118,907
Babcock & Wilcox Enterprises, Inc. (a)	110,748	784,096
Beam Global (a)(b)	9,869	415,880
Bloom Energy Corp. Class A (a)	179,793	5,129,494
Broadwind, Inc. (a)	11,239	78,561
Capstone Turbine Corp. (a)(b)	8,218	68,538
Eaton Corp. PLC	599,046	77,989,799
Emerson Electric Co.	899,302	77,250,042
Encore Wire Corp.	33,727	2,210,130
Energous Corp. (a)(b)	69,319	302,231
Energy Focus, Inc. (a)(b)	1,128	5,854
EnerSys	63,406	5,724,294
Espey Manufacturing & Electronics Corp.	1,421	27,425
Flux Power Holdings, Inc. (b)	13,273	170,956
FuelCell Energy, Inc. (a)(b)	494,700	8,380,218
Generac Holdings, Inc. (a)	94,411	31,114,089
GrafTech International Ltd.	167,428	1,980,673
Hubbell, Inc. Class B	81,852	14,529,549
Ideal Power, Inc. (a)	2,687	46,136
LSI Industries, Inc.	34,207	308,547
nVent Electric PLC	252,285	6,625,004
Ocean Power Technologies, Inc. (a)(b)	32,046	117,609
Orion Energy Systems, Inc. (a)	45,571	382,796
Plug Power, Inc. (a)	747,488	36,163,469
Polar Power, Inc. (a)(b)	7,081	90,991
Powell Industries, Inc.	13,125	408,581
Preformed Line Products Co.	4,117	302,023
Regal Beloit Corp.	61,806	8,447,026
Rockwell Automation, Inc.	174,328	42,410,516
Sensata Technologies, Inc. PLC (a)	234,364	13,426,714
Shoals Technologies Group, Inc.	115,342	3,762,456
Sunrun, Inc. (a)	233,207	14,594,094
Sunworks, Inc. (a)	24,925	328,761
Thermon Group Holdings, Inc. (a)	50,679	1,035,372
TPI Composites, Inc. (a)	49,956	2,380,903
Ultralife Corp. (a)	12,581	85,677
Vertiv Holdings Co.	347,745	7,278,303
Vicor Corp. (a)	30,336	2,987,793
		424,152,735
Industrial Conglomerates - 1.0%
3M Co.	868,929	152,114,711
Carlisle Companies, Inc.	82,635	12,002,734
General Electric Co.	13,170,856	165,162,534
Honeywell International, Inc.	1,055,965	213,674,518
Raven Industries, Inc.	57,283	2,245,494
Roper Technologies, Inc.	157,575	59,503,472
		604,703,463
Machinery - 2.0%
AGCO Corp.	91,281	11,819,064
AgEagle Aerial Systems, Inc. (a)(b)	77,268	625,871
Alamo Group, Inc.	15,756	2,404,838
Albany International Corp. Class A	45,404	3,589,186
Allison Transmission Holdings, Inc.	167,355	6,346,102
Altra Industrial Motion Corp.	99,497	5,762,866
Astec Industries, Inc.	33,679	2,287,478
Barnes Group, Inc.	68,534	3,587,755
Blue Bird Corp. (a)	28,867	701,757
Caterpillar, Inc.	818,246	176,642,946
Chart Industries, Inc. (a)	52,896	7,568,889
CIRCOR International, Inc. (a)	31,076	1,106,616
Colfax Corp. (a)(b)	148,365	6,579,988
Columbus McKinnon Corp. (NY Shares)	40,482	2,037,864
Commercial Vehicle Group, Inc. (a)	49,365	453,664
Crane Co.	75,457	6,327,824
Cummins, Inc.	222,616	56,366,371
Deere & Co.	471,982	164,778,356
Donaldson Co., Inc.	189,798	11,181,000
Douglas Dynamics, Inc.	37,087	1,786,852
Dover Corp.	216,427	26,676,792
Eastern Co.	3,940	100,470
Energy Recovery, Inc. (a)(b)	52,674	927,062
Enerpac Tool Group Corp. Class A (b)	85,579	2,113,801
EnPro Industries, Inc.	28,118	2,259,000
ESCO Technologies, Inc.	37,924	4,007,429
Evoqua Water Technologies Corp. (a)	177,187	4,349,941
ExOne Co. (a)(b)	20,320	692,912
Federal Signal Corp.	91,180	3,319,864
Flowserve Corp.	196,592	7,273,904
Fortive Corp.	505,231	33,254,304
Franklin Electric Co., Inc.	56,765	4,260,781
FreightCar America, Inc. (a)	13,689	46,474
Gates Industrial Corp. PLC (a)	69,518	1,042,770
Gencor Industries, Inc. (a)	10,152	144,158
Gorman-Rupp Co.	30,271	968,369
Graco, Inc.	252,950	17,542,083
Graham Corp.	19,661	301,600
Greenbrier Companies, Inc. (b)	49,957	2,350,477
Helios Technologies, Inc.	44,299	2,897,155
Hillenbrand, Inc.	116,103	5,394,145
Hurco Companies, Inc.	8,700	273,441
Hyliion Holdings Corp. Class A (a)(b)	147,352	2,227,962
Hyster-Yale Materials Handling Class A	15,771	1,349,209
IDEX Corp.	113,477	22,147,306
Illinois Tool Works, Inc.	433,030	87,550,005
Ingersoll Rand, Inc. (a)	558,459	25,878,990
ITT, Inc.	127,418	10,573,146
John Bean Technologies Corp.	47,291	6,978,733
Kadant, Inc.	18,432	3,207,168
Kennametal, Inc.	121,642	4,544,545
L.B. Foster Co. Class A (a)	14,144	239,741
Lincoln Electric Holdings, Inc.	89,192	10,534,467
Lindsay Corp.	17,700	2,836,425
LiqTech International, Inc. (a)(b)	36,587	405,018
Lydall, Inc. (a)	28,565	994,919
Manitex International, Inc. (a)	15,946	119,914
Manitowoc Co., Inc. (a)	54,859	893,653
Mayville Engineering Co., Inc. (a)	18,124	253,917
Meritor, Inc. (a)	105,850	3,214,665
Middleby Corp. (a)	83,071	12,162,425
Miller Industries, Inc. (b)	17,789	702,132
Mueller Industries, Inc.	91,022	3,699,134
Mueller Water Products, Inc. Class A	239,068	3,081,587
Navistar International Corp. (a)	75,660	3,333,580
Nikola Corp. (a)(b)	206,521	3,738,030
NN, Inc. (a)(b)	70,310	429,594
Nordson Corp.	80,790	15,544,804
Omega Flex, Inc. (b)	5,326	918,735
Oshkosh Corp.	101,591	10,768,646
Otis Worldwide Corp.	612,980	39,052,956
PACCAR, Inc.	519,293	47,250,470
Park-Ohio Holdings Corp.	15,706	507,775
Parker Hannifin Corp.	193,489	55,523,603
Pentair PLC	249,191	13,937,253
Proto Labs, Inc. (a)	40,062	5,836,232
RBC Bearings, Inc. (a)	37,896	7,543,578
REV Group, Inc.	39,332	488,503
Rexnord Corp.	179,075	8,049,421
Snap-On, Inc.	80,818	16,414,944
SPX Corp. (a)	70,031	3,893,023
SPX Flow, Inc. (a)	64,699	3,982,870
Standex International Corp.	19,575	1,919,525
Stanley Black & Decker, Inc.	241,005	42,137,314
Tennant Co.	29,822	2,272,436
Terex Corp.	100,108	4,122,447
The L.S. Starrett Co. Class A (a)	3,411	21,830
The Shyft Group, Inc.	46,782	1,538,660
Timken Co.	100,602	7,882,167
Titan International, Inc.	85,722	708,921
Toro Co.	161,930	16,317,686
TriMas Corp. (a)	70,955	2,383,378
Trinity Industries, Inc. (b)	141,654	4,547,093
Twin Disc, Inc. (a)(b)	11,715	96,883
Wabash National Corp.	88,082	1,460,400
Watts Water Technologies, Inc. Class A	41,027	4,680,770
Welbilt, Inc. (a)	207,390	3,314,092
Westinghouse Air Brake Co.	269,186	19,497,142
Woodward, Inc.	87,127	9,951,646
Xylem, Inc.	270,290	26,910,072
		1,182,723,759
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	17,088	501,362
Genco Shipping & Trading Ltd.	59,921	629,171
Kirby Corp. (a)	89,951	5,627,335
Matson, Inc.	64,344	4,457,109
SEACOR Holdings, Inc. (a)	28,628	1,216,976
		12,431,953
Professional Services - 0.5%
Acacia Research Corp. (a)	60,816	431,794
ASGN, Inc. (a)	79,455	7,386,931
Atlas Technical Consultants, Inc. (a)	6,657	64,573
Barrett Business Services, Inc.	11,823	841,798
BG Staffing, Inc.	12,319	171,727
CBIZ, Inc. (a)	86,061	2,594,739
CoreLogic, Inc.	118,817	10,059,047
CoStar Group, Inc. (a)	59,391	48,923,930
CRA International, Inc.	12,291	678,094
DLH Holdings Corp. (a)	1,275	12,929
Dun & Bradstreet Holdings, Inc. (a)	204,921	4,479,573
Equifax, Inc.	182,652	29,567,706
Exponent, Inc.	77,557	7,481,924
Forrester Research, Inc. (a)	15,480	699,386
Franklin Covey Co. (a)	17,716	455,478
FTI Consulting, Inc. (a)	54,600	6,254,430
GP Strategies Corp. (a)	26,675	350,243
Heidrick & Struggles International, Inc.	31,293	1,123,106
Hill International, Inc. (a)	66,466	170,153
Hudson Global, Inc. (a)	984	14,553
Huron Consulting Group, Inc. (a)	34,516	1,756,864
ICF International, Inc.	28,953	2,416,128
IHS Markit Ltd.	561,368	50,612,939
Insperity, Inc.	53,843	4,775,874
Kelly Services, Inc. Class A (non-vtg.)	50,777	1,057,177
Kforce, Inc.	28,521	1,464,553
Korn Ferry	81,483	5,015,279
Manpower, Inc.	86,350	8,154,894
Mastech Digital, Inc. (a)	939	15,024
MISTRAS Group, Inc. (a)	27,338	217,610
Nielsen Holdings PLC	541,570	12,136,584
RCM Technologies, Inc. (a)	6,987	27,738
Red Violet, Inc. (a)	6,964	161,565
Rekor Systems, Inc. (a)	29,891	462,115
Resources Connection, Inc.	45,089	575,336
Robert Half International, Inc.	171,366	13,330,561
TransUnion Holding Co., Inc.	286,980	24,166,586
TriNet Group, Inc. (a)	60,118	4,825,672
TrueBlue, Inc. (a)	49,776	1,036,834
Upwork, Inc. (a)	134,985	7,272,992
Verisk Analytics, Inc.	244,705	40,094,914
Volt Information Sciences, Inc. (a)	4,406	12,249
Willdan Group, Inc. (a)	15,449	677,593
		302,029,195
Road & Rail - 1.1%
AMERCO	13,874	7,973,665
ArcBest Corp.	38,455	2,268,460
Avis Budget Group, Inc. (a)	81,231	4,512,382
Covenant Transport Group, Inc. Class A (a)(b)	18,761	341,075
CSX Corp.	1,151,160	105,388,698
Daseke, Inc. (a)(b)	96,300	531,576
Heartland Express, Inc.	75,746	1,378,577
HyreCar, Inc. (a)	25,347	260,821
J.B. Hunt Transport Services, Inc.	125,457	18,425,870
Kansas City Southern	141,066	29,953,954
Knight-Swift Transportation Holdings, Inc. Class A	192,145	8,300,664
Landstar System, Inc.	59,101	9,464,434
Lyft, Inc. (a)	369,607	20,587,110
Marten Transport Ltd.	89,773	1,452,527
Norfolk Southern Corp.	382,205	96,338,592
Old Dominion Freight Lines, Inc.	145,119	31,167,208
P.A.M. Transportation Services, Inc. (a)	2,677	155,239
Patriot Transportation Holding, Inc.	903	9,500
Ryder System, Inc.	80,010	5,422,278
Saia, Inc. (a)	39,355	7,891,858
Schneider National, Inc. Class B	50,848	1,176,114
U.S. Xpress Enterprises, Inc. (a)	28,506	263,681
U.S.A. Truck, Inc. (a)	12,296	170,914
Uber Technologies, Inc. (a)	2,098,255	108,584,696
Union Pacific Corp.	1,014,779	209,003,883
Universal Logistics Holdings, Inc.	13,605	318,493
Werner Enterprises, Inc.	87,757	3,766,530
Yellow Corp. (a)	71,428	426,425
		675,535,224
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	486	5,915
Air Lease Corp. Class A	159,052	7,294,125
Alta Equipment Group, Inc. (a)(b)	29,650	314,587
Applied Industrial Technologies, Inc.	61,285	5,231,900
Beacon Roofing Supply, Inc. (a)	79,933	3,823,195
BlueLinx Corp. (a)	14,536	582,894
Boise Cascade Co.	56,514	2,822,309
CAI International, Inc.	27,900	1,227,600
DXP Enterprises, Inc. (a)	24,986	750,579
EVI Industries, Inc. (a)(b)	6,377	233,398
Fastenal Co.	862,106	39,975,855
GATX Corp. (b)	51,798	4,943,083
General Finance Corp. (a)	25,366	255,943
GMS, Inc. (a)	64,331	2,354,515
H&E Equipment Services, Inc.	50,677	1,567,440
Herc Holdings, Inc. (a)	37,745	3,312,501
Houston Wire & Cable Co. (a)	12,686	51,759
Huttig Building Products, Inc. (a)	16,101	64,082
India Globalization Capital, Inc. (a)(b)	57,861	101,835
Lawson Products, Inc. (a)	14,687	778,411
MRC Global, Inc. (a)	131,051	1,145,386
MSC Industrial Direct Co., Inc. Class A	68,555	5,904,642
Nesco Holdings, Inc. Class A (a)(b)	28,994	234,851
NOW, Inc. (a)	169,761	1,804,559
Rush Enterprises, Inc.:
Class A	75,805	3,216,406
Class B	40	1,518
SiteOne Landscape Supply, Inc. (a)	66,140	10,483,851
Systemax, Inc.	24,186	873,115
Titan Machinery, Inc. (a)	27,619	676,666
Transcat, Inc. (a)(b)	16,406	735,481
Triton International Ltd.	100,342	5,797,761
United Rentals, Inc. (a)	108,266	32,196,143
Univar, Inc. (a)	245,695	4,891,787
Veritiv Corp. (a)	19,434	462,141
W.W. Grainger, Inc.	67,715	25,238,058
Watsco, Inc.	49,363	12,000,145
WESCO International, Inc. (a)	69,003	5,539,561
Willis Lease Finance Corp. (a)	5,069	163,729
		187,057,726
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	115,506	3,619,958

TOTAL INDUSTRIALS		5,546,574,882

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	60,319	6,936,082
ADTRAN, Inc.	80,550	1,356,462
Applied Optoelectronics, Inc. (a)	32,418	302,298
Arista Networks, Inc. (a)	81,538	22,817,594
Aviat Networks, Inc. (a)	6,684	409,930
BK Technologies Corp.	6,655	28,018
Blonder Tongue Laboratories, Inc. (a)(b)	2,363	3,615
CalAmp Corp. (a)	55,099	615,456
Calix Networks, Inc. (a)	80,218	3,169,413
Cambium Networks Corp. (a)	5,757	243,464
Casa Systems, Inc. (a)	47,918	393,407
Ciena Corp. (a)	232,309	12,119,561
Cisco Systems, Inc.	6,367,561	285,712,462
Clearfield, Inc. (a)	14,083	456,430
ClearOne, Inc. (a)	23,778	76,565
CommScope Holding Co., Inc. (a)	295,496	4,311,287
Communications Systems, Inc.	3,040	16,112
Comtech Telecommunications Corp.	41,143	1,105,924
Digi International, Inc. (a)	42,714	997,799
DZS, Inc. (a)	14,392	239,483
EchoStar Holding Corp. Class A (a)	71,851	1,631,018
EMCORE Corp. (a)	35,578	241,575
Extreme Networks, Inc. (a)	198,222	1,817,696
F5 Networks, Inc. (a)	92,666	17,604,687
Genasys, Inc. (a)	40,213	276,263
Harmonic, Inc. (a)	134,782	1,043,887
Infinera Corp. (a)(b)	288,575	2,835,249
Inseego Corp. (a)(b)	102,870	1,500,873
Juniper Networks, Inc.	499,744	11,634,040
KVH Industries, Inc. (a)	16,672	227,740
Lantronix, Inc. (a)	10,284	48,129
Lumentum Holdings, Inc. (a)	113,783	10,240,470
Motorola Solutions, Inc.	255,334	44,806,010
NETGEAR, Inc. (a)	49,273	1,970,920
NetScout Systems, Inc. (a)	113,670	3,207,767
Network-1 Security Solutions, Inc.	15,146	50,133
Optical Cable Corp. (a)	398	1,473
PC-Tel, Inc. (b)	20,765	156,983
Plantronics, Inc. (b)	56,669	2,294,528
Resonant, Inc. (a)(b)	74,960	383,046
Ribbon Communications, Inc. (a)	165,277	1,427,993
Tessco Technologies, Inc.	10,550	73,956
Ubiquiti, Inc. (b)	11,295	3,602,201
ViaSat, Inc. (a)(b)	95,573	4,887,603
Viavi Solutions, Inc. (a)	347,583	5,625,631
Vislink Technologies, Inc. (a)(b)	34,899	113,073
		459,014,306
Electronic Equipment & Components - 0.9%
Airgain, Inc. (a)	15,261	357,413
Akoustis Technologies, Inc. (a)(b)	49,154	702,411
Amphenol Corp. Class A	449,961	56,551,098
Applied DNA Sciences, Inc. (a)	335	2,998
Arlo Technologies, Inc. (a)	118,844	827,154
Arrow Electronics, Inc. (a)	115,572	11,587,249
Avnet, Inc.	146,349	5,571,506
Badger Meter, Inc. (b)	46,255	5,022,830
Bel Fuse, Inc. Class B (non-vtg.)	24,186	429,302
Belden, Inc.	66,127	2,923,475
Benchmark Electronics, Inc.	58,759	1,668,756
CDW Corp.	215,084	33,744,529
ClearSign Combustion Corp. (a)(b)	26,685	126,220
Coda Octopus Group, Inc. (a)(b)	5,872	44,040
Cognex Corp.	262,662	21,693,255
Coherent, Inc. (a)	36,507	8,832,504
Corning, Inc.	1,148,221	43,907,971
CPS Technologies Corp. (a)	12,397	245,337
CTS Corp.	54,664	1,758,541
Daktronics, Inc.	56,072	303,350
Digital Ally, Inc. (a)(b)	20,068	38,531
Dolby Laboratories, Inc. Class A	97,756	9,543,918
eMagin Corp. (a)	90,283	345,784
ePlus, Inc. (a)	22,304	2,109,066
Fabrinet (a)	55,388	4,892,422
FARO Technologies, Inc. (a)	26,764	2,501,363
FLIR Systems, Inc.	196,935	10,516,329
Frequency Electronics, Inc. (a)	1,798	21,288
Identiv, Inc. (a)	25,264	281,441
IEC Electronics Corp. (a)	7,659	94,435
II-VI, Inc. (a)(b)	154,092	12,989,956
Insight Enterprises, Inc. (a)	53,547	4,475,994
Intellicheck, Inc. (a)	16,048	195,304
IPG Photonics Corp. (a)	54,032	12,284,175
Iteris, Inc. (a)(b)	71,414	393,491
Itron, Inc.(a)	60,032	7,038,152
Jabil, Inc.	201,406	8,694,697
KEY Tronic Corp. (a)	4,572	37,582
Keysight Technologies, Inc. (a)	280,557	39,704,427
Kimball Electronics, Inc. (a)	37,641	883,811
Knowles Corp. (a)	138,849	2,886,671
LightPath Technologies, Inc. Class A (a)(b)	29,403	116,142
Littelfuse, Inc.	35,958	9,356,991
Luna Innovations, Inc. (a)	40,921	480,413
Methode Electronics, Inc. Class A	58,151	2,263,818
MicroVision, Inc. (a)(b)	219,738	3,267,504
MICT, Inc. (a)	89,362	235,022
MTS Systems Corp.	31,133	1,816,922
Napco Security Technolgies, Inc. (a)(b)	19,445	605,323
National Instruments Corp.	197,689	8,777,392
Neonode, Inc. (a)(b)	2,340	18,416
nLIGHT, Inc. (a)	52,492	2,000,995
Novanta, Inc. (a)	52,160	6,902,333
OSI Systems, Inc. (a)	24,139	2,284,032
Par Technology Corp. (a)(b)	29,981	2,604,749
PC Connection, Inc.	18,684	859,651
Plexus Corp. (a)	44,896	3,770,366
Powerfleet, Inc. (a)	42,828	337,056
Research Frontiers, Inc. (a)(b)	31,238	125,889
RF Industries Ltd.	7,617	44,483
Richardson Electronics Ltd.	16,718	104,822
Rogers Corp. (a)(b)	29,116	5,283,972
Sanmina Corp. (a)	101,555	3,617,389
ScanSource, Inc. (a)	40,643	1,155,887
SMTC Corp. (a)	31,436	183,586
SYNNEX Corp.	61,917	5,520,520
TE Connectivity Ltd.	495,985	64,492,930
Trimble, Inc. (a)	376,588	27,920,234
TTM Technologies, Inc. (a)	150,023	2,118,325
Velodyne Lidar, Inc. (a)(b)	103,259	1,516,875
Vishay Intertechnology, Inc.	208,535	4,977,730
Vishay Precision Group, Inc. (a)	19,779	639,257
Vontier Corp. (a)	251,782	7,905,955
Wayside Technology Group, Inc.	869	17,815
Wireless Telecom Group, Inc. (a)	7,898	14,769
Wrap Technologies, Inc. (a)(b)	21,388	112,501
Zebra Technologies Corp. Class A (a)	79,874	39,891,472
		527,570,312
IT Services - 5.3%
Accenture PLC Class A	954,759	239,549,033
Affirm Holdings, Inc. (b)	36,120	3,361,327
Akamai Technologies, Inc. (a)	244,798	23,133,411
Alliance Data Systems Corp.	71,404	6,890,486
Automatic Data Processing, Inc.	645,379	112,308,854
BigCommerce Holdings, Inc. (a)(b)	16,755	990,388
Black Knight, Inc. (a)	238,083	18,258,585
BM Technologies, Inc.	7,577	85,923
Booz Allen Hamilton Holding Corp. Class A	206,969	15,965,589
Brightcove, Inc. (a)	57,464	1,251,566
Broadridge Financial Solutions, Inc.	174,919	24,924,208
CACI International, Inc. Class A (a)	38,167	8,447,884
Cardtronics PLC (a)	51,827	1,997,931
Cass Information Systems, Inc.	20,495	882,925
Cognizant Technology Solutions Corp. Class A	804,631	59,124,286
Computer Task Group, Inc. (a)	8,213	68,332
Concentrix Corp. (a)	61,917	7,647,369
Conduent, Inc. (a)	264,970	1,425,539
CSG Systems International, Inc.	51,383	2,371,325
CSP, Inc.	2,607	21,873
DXC Technology Co.	387,578	9,774,717
EPAM Systems, Inc. (a)	83,830	31,319,726
Euronet Worldwide, Inc. (a)	78,592	11,813,164
EVERTEC, Inc.	90,201	3,508,819
EVO Payments, Inc. Class A (a)	65,860	1,676,796
Exela Technologies, Inc. (a)	19,177	41,422
ExlService Holdings, Inc. (a)	53,996	4,569,142
Fastly, Inc. Class A (a)(b)	128,223	9,434,648
Fidelity National Information Services, Inc.	935,786	129,138,468
Fiserv, Inc. (a)	864,907	99,784,321
FleetCor Technologies, Inc. (a)	124,876	34,629,364
Gartner, Inc. (a)	133,916	23,976,321
Genpact Ltd.	263,889	10,671,671
Global Payments, Inc.	450,054	89,106,191
GoDaddy, Inc. (a)	252,648	20,494,806
GreenSky, Inc. Class A (a)	74,299	395,271
Grid Dynamics Holdings, Inc. (a)	37,376	557,276
GTT Communications, Inc. (a)(b)	51,146	96,154
Hackett Group, Inc.	43,271	675,893
i3 Verticals, Inc. Class A (a)	28,474	945,337
IBM Corp.	1,342,974	159,719,898
Information Services Group, Inc. (a)	12,694	46,206
Innodata, Inc. (a)	16,128	94,349
Inpixon (a)(b)	89,480	113,640
International Money Express, Inc. (a)	39,222	577,740
Jack Henry & Associates, Inc.	114,970	17,066,147
KBR, Inc.	211,277	6,549,587
Leidos Holdings, Inc.	201,105	17,787,737
Limelight Networks, Inc. (a)(b)	180,070	588,829
Liveramp Holdings, Inc. (a)	98,580	6,226,313
ManTech International Corp. Class A	39,909	3,119,287
Marathon Patent Group, Inc. (a)(b)	69,448	2,093,857
MasterCard, Inc. Class A	1,325,356	468,977,221
Maximus, Inc.	93,272	7,581,148
MoneyGram International, Inc. (a)	96,740	645,256
MongoDB, Inc. Class A (a)	75,888	29,287,456
NIC, Inc.	99,524	3,454,478
Okta, Inc. (a)	184,572	48,256,349
Paya Holdings, Inc. (a)	101,600	1,225,296
Paychex, Inc.	481,737	43,871,789
PayPal Holdings, Inc. (a)	1,765,184	458,683,062
Paysign, Inc. (a)(b)	43,478	196,955
Perficient, Inc. (a)	49,082	2,733,377
Perspecta, Inc.	201,951	5,896,969
PFSweb, Inc. (a)	18,388	129,084
PRGX Global, Inc. (a)	25,789	196,770
Rackspace Technology, Inc. (a)(b)	54,593	1,147,545
Repay Holdings Corp. (a)	108,193	2,358,607
Sabre Corp. (b)	470,004	6,904,359
Science Applications International Corp.	88,571	7,628,620
ServiceSource International, Inc. (a)	82,053	131,695
Shift4 Payments, Inc.	52,308	4,001,562
Snowflake Computing, Inc. (b)	49,404	12,822,314
Square, Inc. (a)	577,136	132,758,594
StarTek, Inc. (a)	19,120	155,063
Steel Connect, Inc. (a)	21,882	37,637
Switch, Inc. Class A	123,752	2,145,860
Sykes Enterprises, Inc. (a)	60,768	2,482,980
The Western Union Co.	622,913	14,464,040
Ttec Holdings, Inc.	27,112	2,281,204
Tucows, Inc. (a)(b)	17,083	1,349,899
Twilio, Inc. Class A (a)	216,590	85,093,879
Unisys Corp. (a)(b)	93,959	2,306,693
Usio, Inc. (a)	20,216	126,754
VeriSign, Inc. (a)	151,981	29,488,873
Verra Mobility Corp. (a)	203,339	2,897,581
Visa, Inc. Class A	2,555,348	542,730,362
WEX, Inc. (a)	65,733	13,695,471
WidePoint Corp. (a)	5,054	53,572
		3,163,498,305
Semiconductors & Semiconductor Equipment - 5.2%
ACM Research, Inc. (a)	14,990	1,456,428
Advanced Energy Industries, Inc.	58,972	6,159,625
Advanced Micro Devices, Inc. (a)	1,812,995	153,216,207
AEHR Test Systems (a)	13,351	37,383
Allegro MicroSystems LLC (a)	62,437	1,632,103
Alpha & Omega Semiconductor Ltd. (a)	28,266	994,681
Ambarella, Inc. (a)	51,610	5,805,609
Amkor Technology, Inc.	168,240	4,019,254
Amtech Systems, Inc. (a)	9,675	92,783
Analog Devices, Inc.	556,860	86,769,925
Applied Materials, Inc.	1,375,329	162,550,135
Array Technologies, Inc.	118,118	4,379,815
Atomera, Inc. (a)(b)	30,135	843,177
Axcelis Technologies, Inc. (a)	47,695	1,758,515
AXT, Inc. (a)	69,951	904,466
Broadcom, Inc.	609,636	286,449,667
Brooks Automation, Inc.	112,908	9,389,429
Ceva, Inc. (a)	34,928	2,138,641
Cirrus Logic, Inc. (a)	87,390	7,146,754
CMC Materials, Inc.	44,481	7,584,011
Cohu, Inc.	65,963	2,866,092
Cree, Inc. (a)	164,139	18,623,211
CVD Equipment Corp. (a)	17,135	84,476
CyberOptics Corp. (a)	11,708	313,189
Diodes, Inc. (a)	62,825	4,933,019
DSP Group, Inc. (a)	35,003	544,997
Enphase Energy, Inc. (a)	189,921	33,437,491
Entegris, Inc.	203,538	21,414,233
Everspin Technologies, Inc. (a)(b)	11,677	66,209
First Solar, Inc. (a)	127,734	10,349,009
FormFactor, Inc. (a)	113,465	5,147,907
GSI Technology, Inc. (a)(b)	19,727	144,796
Ichor Holdings Ltd. (a)	36,265	1,550,691
Impinj, Inc. (a)(b)	32,374	2,070,965
Inphi Corp. (a)	78,999	13,002,445
Intel Corp.	6,173,831	375,245,448
Intest Corp. (a)	2,750	23,513
KLA Corp.	231,966	72,194,778
Kopin Corp. (a)	104,836	876,429
Kulicke & Soffa Industries, Inc.	94,193	4,696,463
Lam Research Corp.	216,876	123,009,898
Lattice Semiconductor Corp. (a)	205,456	9,886,543
MACOM Technology Solutions Holdings, Inc. (a)	70,416	4,531,270
Marvell Technology Group Ltd.	1,009,498	48,738,563
Maxim Integrated Products, Inc.	401,511	37,408,780
MaxLinear, Inc. Class A (a)	101,084	4,020,111
Microchip Technology, Inc.	391,703	59,785,629
Micron Technology, Inc. (a)	1,677,176	153,511,919
MKS Instruments, Inc.	82,790	13,652,071
Monolithic Power Systems, Inc.	63,989	23,965,160
MoSys, Inc. (a)	212	1,062
NeoPhotonics Corp. (a)	73,245	703,884
NVE Corp. (b)	8,223	579,475
NVIDIA Corp.	932,590	511,600,222
NXP Semiconductors NV	420,393	76,742,742
ON Semiconductor Corp. (a)	618,787	24,918,552
Onto Innovation, Inc. (a)	72,313	4,516,670
PDF Solutions, Inc. (a)	44,632	819,444
Photronics, Inc. (a)	110,942	1,321,319
Pixelworks, Inc. (a)	47,729	171,347
Power Integrations, Inc.	89,484	7,907,701
Qorvo, Inc. (a)	172,008	30,054,958
Qualcomm, Inc.	1,704,067	232,076,885
QuickLogic Corp. (a)	13,181	117,311
Rambus, Inc. (a)	175,162	3,674,899
Rubicon Technology, Inc. (a)	1,766	17,854
Semtech Corp. (a)	99,889	7,322,863
Silicon Laboratories, Inc. (a)	66,299	10,325,406
SiTime Corp. (a)	18,563	1,808,593
Skyworks Solutions, Inc.	249,811	44,421,392
SMART Global Holdings, Inc. (a)(b)	19,897	928,991
SolarEdge Technologies, Inc. (a)	76,564	22,839,807
SunPower Corp. (a)(b)	128,387	4,464,016
Synaptics, Inc. (a)	52,025	6,972,911
Teradyne, Inc.	248,145	31,913,928
Texas Instruments, Inc.	1,383,279	238,297,473
Ultra Clean Holdings, Inc. (a)	61,652	2,859,420
Universal Display Corp.	64,414	13,635,800
Veeco Instruments, Inc. (a)	76,358	1,641,697
Xilinx, Inc.	368,120	47,966,036
		3,120,046,571
Software - 9.1%
2U, Inc. (a)(b)	105,670	4,187,702
8x8, Inc. (a)	160,847	5,502,576
A10 Networks, Inc. (a)	96,958	905,588
ACI Worldwide, Inc. (a)	174,887	6,691,177
Adobe, Inc. (a)	722,928	332,308,314
Agilysys, Inc. (a)	28,900	1,722,151
Alarm.com Holdings, Inc. (a)	66,090	5,807,989
Altair Engineering, Inc. Class A (a)(b)	62,097	3,824,554
Alteryx, Inc. Class A (a)	81,452	7,786,811
American Software, Inc. Class A	44,587	900,657
Anaplan, Inc. (a)	213,647	13,884,919
ANSYS, Inc. (a)	129,302	44,090,689
AppFolio, Inc. (a)	25,691	4,213,838
Appian Corp. Class A (a)(b)	56,843	9,771,312
Asana, Inc. (a)	12,405	429,585
Aspen Technology, Inc. (a)	101,839	15,327,788
Asure Software, Inc. (a)(b)	15,353	119,600
AudioEye, Inc. (a)(b)	4,928	155,528
Autodesk, Inc. (a)	330,195	91,133,820
Avalara, Inc. (a)	127,467	20,004,671
Avaya Holdings Corp. (a)	130,385	3,868,523
Benefitfocus, Inc. (a)	47,410	720,632
Bill.Com Holdings, Inc. (a)	88,913	14,671,534
Blackbaud, Inc. (b)	73,700	5,072,034
BlackLine, Inc. (a)	76,267	9,458,633
Bottomline Technologies, Inc. (a)	58,876	2,642,355
Box, Inc. Class A (a)	227,481	4,174,276
BSQUARE Corp. (a)	7,885	37,848
Cadence Design Systems, Inc. (a)	418,408	59,033,185
CDK Global, Inc.	182,594	9,155,263
Cerence, Inc. (a)(b)	55,400	6,161,588
Ceridian HCM Holding, Inc. (a)	195,300	17,510,598
ChannelAdvisor Corp. (a)	43,842	990,829
Citrix Systems, Inc.	185,540	24,784,433
Cleanspark, Inc. (a)(b)	27,361	654,749
Cloudera, Inc. (a)(b)	324,124	5,231,361
Cloudflare, Inc. (a)	267,121	19,758,940
CommVault Systems, Inc. (a)	69,293	4,416,043
Cornerstone OnDemand, Inc. (a)	98,364	4,969,349
Coupa Software, Inc. (a)	105,671	36,589,640
Crowdstrike Holdings, Inc. (a)	284,708	61,496,928
Datadog, Inc. Class A (a)	295,287	28,173,333
Datto Holding Corp.	48,588	1,131,129
Digimarc Corp. (a)(b)	18,096	662,133
Digital Turbine, Inc. (a)	111,689	9,222,161
DocuSign, Inc. (a)	281,958	63,908,600
Domo, Inc. Class B (a)	37,488	2,389,110
Dropbox, Inc. Class A (a)	433,799	9,779,998
Duck Creek Technologies, Inc. (a)(b)	48,897	2,312,828
Dynatrace, Inc. (a)	275,869	13,727,241
Ebix, Inc. (b)	34,764	847,546
eGain Communications Corp. (a)	26,085	303,108
Elastic NV (a)	92,303	12,404,600
Envestnet, Inc. (a)	82,081	5,254,826
Everbridge, Inc. (a)(b)	52,199	7,998,453
Evolving Systems, Inc. (a)	3,507	9,855
Fair Isaac Corp. (a)	43,611	19,954,213
FireEye, Inc. (a)	343,664	6,639,588
Five9, Inc. (a)	99,741	18,476,023
Fortinet, Inc. (a)	203,079	34,289,889
fuboTV, Inc. (a)(b)	99,601	3,515,915
GSE Systems, Inc. (a)	274	532
GTY Technology Holdings, Inc. (a)	75,168	550,981
Guidewire Software, Inc. (a)(b)	126,110	13,996,949
HubSpot, Inc. (a)	64,693	33,316,895
Intelligent Systems Corp. (a)(b)	8,588	340,772
InterDigital, Inc.	49,320	3,125,408
Intrusion, Inc. (a)(b)	19,226	468,730
Intuit, Inc.	394,939	154,081,501
Inuvo, Inc. (a)(b)	121,663	128,963
j2 Global, Inc. (a)(b)	68,181	7,594,000
Jamf Holding Corp. (a)	41,613	1,556,326
Kaspien Holdings, Inc. (a)	105	3,350
LivePerson, Inc. (a)	93,252	6,119,196
Manhattan Associates, Inc. (a)	95,253	11,711,356
Marin Software, Inc. (a)	1,005	2,000
McAfee Corp. (b)	75,822	1,569,515
Medallia, Inc. (a)(b)	121,403	4,901,039
Microsoft Corp.	11,390,014	2,646,811,453
MicroStrategy, Inc. Class A (a)(b)	10,887	8,169,714
Mimecast Ltd. (a)	89,001	3,816,363
Mitek Systems, Inc. (a)	57,219	874,306
Model N, Inc. (a)	45,818	1,940,392
Net Element International, Inc. (a)	5,974	61,413
NetSol Technologies, Inc. (a)	11,760	53,508
New Relic, Inc. (a)	77,710	4,751,189
NortonLifeLock, Inc.	890,998	17,383,371
Nuance Communications, Inc. (a)	424,115	18,915,529
Nutanix, Inc. Class A (a)	284,804	8,625,289
NXT-ID, Inc. (a)	23,472	38,729
Oblong, Inc. (a)	1,324	5,442
Onespan, Inc. (a)	49,656	1,159,964
Oracle Corp.	2,858,622	184,409,705
Pagerduty, Inc. (a)	88,093	3,941,281
Palantir Technologies, Inc. (a)(b)	556,457	13,299,322
Palo Alto Networks, Inc. (a)	143,400	51,381,654
Park City Group, Inc. (a)(b)	13,889	84,445
Paycom Software, Inc. (a)	73,518	27,513,376
Paylocity Holding Corp. (a)	56,125	10,730,539
Pegasystems, Inc.	57,928	7,666,771
Phunware, Inc. (a)(b)	85,253	153,455
Ping Identity Holding Corp. (a)	58,638	1,373,888
Pluralsight, Inc. (a)	148,555	3,058,747
Progress Software Corp.	68,325	2,906,546
Proofpoint, Inc. (a)	86,393	10,446,642
PROS Holdings, Inc. (a)	61,234	2,902,492
PTC, Inc. (a)	158,068	21,645,832
Q2 Holdings, Inc. (a)	77,714	9,471,782
QAD, Inc.:
Class A	16,388	1,052,110
Class B	3,031	139,517
Qualtrics International, Inc.	76,563	2,909,394
Qualys, Inc. (a)(b)	50,227	4,880,055
Qumu Corp. (a)	15,357	137,752
Rapid7, Inc. (a)	78,450	5,981,028
RealNetworks, Inc. (a)	20,218	88,353
RealPage, Inc. (a)	133,537	11,588,341
Rimini Street, Inc. (a)	20,689	160,754
RingCentral, Inc. (a)	118,805	44,927,299
Riot Blockchain, Inc. (a)	100,979	4,416,821
SailPoint Technologies Holding, Inc. (a)	134,838	7,602,166
Salesforce.com, Inc. (a)	1,378,830	298,516,695
SeaChange International, Inc. (a)	41,040	48,427
SecureWorks Corp. (a)	18,591	268,268
ServiceNow, Inc.(a)	294,102	156,891,653
SharpSpring, Inc. (a)(b)	14,695	328,286
ShotSpotter, Inc. (a)(b)	11,917	500,276
Slack Technologies, Inc. Class A (a)	738,744	30,236,792
Smartsheet, Inc. (a)	168,943	11,699,303
Smith Micro Software, Inc. (a)	36,525	241,065
SolarWinds, Inc. (a)(b)	110,338	1,786,372
Splunk, Inc. (a)	240,631	34,412,639
Sprout Social, Inc. (a)	47,712	3,242,985
SPS Commerce, Inc. (a)	52,222	5,260,322
SS&C Technologies Holdings, Inc.	337,905	22,396,343
Sumo Logic, Inc. (b)	21,247	645,484
Support.com, Inc. (a)	27,657	59,186
SVMK, Inc. (a)	182,665	3,401,222
Synacor, Inc. (a)	14,131	30,099
Synchronoss Technologies, Inc. (a)	71,282	315,779
Synopsys, Inc. (a)	228,426	56,012,339
Tenable Holdings, Inc. (a)	109,743	4,489,586
Teradata Corp. (a)	164,520	6,597,252
The Trade Desk, Inc. (a)	62,707	50,503,591
Tyler Technologies, Inc. (a)	60,863	28,205,131
Upland Software, Inc. (a)	37,773	1,867,119
Varonis Systems, Inc. (a)	51,027	9,365,496
Verb Technology Co., Inc. (a)(b)	67,557	154,030
Verint Systems, Inc. (a)	98,603	4,860,142
Veritone, Inc. (a)	38,877	1,401,516
Vertex, Inc. Class A (a)	35,734	1,098,821
VirnetX Holding Corp. (b)	93,487	650,670
VMware, Inc. Class A (a)(b)	122,728	16,962,237
Workday, Inc. Class A (a)	271,460	66,556,563
Workiva, Inc. (a)	58,581	5,925,468
Xperi Holding Corp. (b)	172,890	3,647,979
Yext, Inc. (a)	148,656	2,515,260
Zendesk, Inc. (a)	175,751	25,684,251
Zix Corp. (a)	89,425	659,957
Zoom Video Communications, Inc. Class A (a)	306,561	114,534,255
Zscaler, Inc. (a)	110,344	22,623,830
Zuora, Inc. (a)	149,378	2,230,214
		5,484,939,704
Technology Hardware, Storage & Peripherals - 5.3%
3D Systems Corp. (a)	190,841	6,839,741
Apple, Inc.	24,076,054	2,919,462,272
Astro-Med, Inc.	8,893	99,246
Avid Technology, Inc. (a)	68,306	1,324,453
Boxlight Corp. (a)(b)	66,134	183,853
Corsair Gaming, Inc. (b)	31,597	1,132,436
Dell Technologies, Inc. (a)	354,166	28,712,238
Diebold Nixdorf, Inc. (a)	123,042	1,786,570
Eastman Kodak Co. (a)(b)	87,075	750,587
Hewlett Packard Enterprise Co.	1,945,656	28,328,751
HP, Inc.	2,061,318	59,716,382
Immersion Corp. (a)	49,764	493,161
Intevac, Inc. (a)	20,520	130,712
NCR Corp. (a)	191,058	6,641,176
NetApp, Inc.	335,431	20,997,981
One Stop Systems, Inc. (a)(b)	15,326	98,853
Pure Storage, Inc. Class A (a)	364,919	8,531,806
Quantum Corp. (a)	50,849	424,081
Seagate Technology LLC	336,573	24,647,241
Sonim Technologies, Inc. (a)	68,079	70,802
Super Micro Computer, Inc. (a)	64,992	2,120,689
Transact Technologies, Inc. (a)	2,406	25,480
Western Digital Corp.	457,447	31,348,843
Xerox Holdings Corp.	245,098	6,245,097
		3,150,112,451

TOTAL INFORMATION TECHNOLOGY		15,905,181,649

MATERIALS - 2.8%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	27,740	158,118
AdvanSix, Inc. (a)	47,037	1,307,629
AgroFresh Solutions, Inc. (a)	31,343	74,910
Air Products & Chemicals, Inc.	333,039	85,131,429
Albemarle Corp. U.S.	172,766	27,160,543
American Vanguard Corp.	39,593	772,855
Amyris, Inc. (a)(b)	229,401	3,165,734
Ashland Global Holdings, Inc.	82,160	6,911,299
Avient Corp.	137,333	5,935,532
Axalta Coating Systems Ltd. (a)	313,545	8,572,320
Balchem Corp.	48,820	5,827,155
Cabot Corp.	81,132	3,994,128
Celanese Corp. Class A	175,691	24,405,237
CF Industries Holdings, Inc.	321,644	14,564,040
Chase Corp.	12,178	1,311,327
Core Molding Technologies, Inc. (a)	7,658	93,045
Corteva, Inc.	1,120,624	50,596,174
Dow, Inc.	1,115,475	66,158,822
DuPont de Nemours, Inc.	806,828	56,736,145
Eastman Chemical Co.	202,734	22,150,717
Ecolab, Inc.	373,666	78,230,714
Element Solutions, Inc.	326,935	5,901,177
Ferro Corp. (a)	129,415	2,053,816
Flotek Industries, Inc. (a)	92,584	207,388
FMC Corp.	195,063	19,835,956
FutureFuel Corp.	46,867	688,008
GCP Applied Technologies, Inc. (a)	83,405	2,067,610
H.B. Fuller Co.	74,501	4,177,271
Hawkins, Inc.	14,614	914,836
Huntsman Corp.	293,651	8,016,672
Ingevity Corp. (a)	61,274	4,257,318
Innospec, Inc.	38,486	3,865,919
International Flavors & Fragrances, Inc.	373,626	50,630,059
Intrepid Potash, Inc. (a)	16,359	485,699
Koppers Holdings, Inc. (a)	31,948	1,067,383
Kraton Performance Polymers, Inc. (a)	51,103	1,900,521
Kronos Worldwide, Inc.	40,274	581,959
Linde PLC	790,978	193,212,196
Livent Corp. (a)(b)	232,838	4,335,444
Loop Industries, Inc. (a)(b)	29,687	255,605
LSB Industries, Inc. (a)	30,831	137,198
LyondellBasell Industries NV Class A	386,813	39,876,552
Marrone Bio Innovations, Inc. (a)	136,318	348,292
Minerals Technologies, Inc.	48,190	3,432,574
NewMarket Corp.	11,736	4,447,709
Olin Corp.	223,731	6,922,237
Orion Engineered Carbons SA	86,875	1,537,688
PPG Industries, Inc.	355,536	47,933,364
PQ Group Holdings, Inc.	66,053	1,014,574
Quaker Chemical Corp. (b)	19,959	5,636,022
Rayonier Advanced Materials, Inc. (a)	90,547	837,560
RPM International, Inc.	196,397	15,641,057
Sensient Technologies Corp.	66,328	5,163,635
Sherwin-Williams Co.	123,019	83,694,746
Stepan Co.	31,081	3,751,166
The Chemours Co. LLC (b)	247,808	5,830,922
The Mosaic Co.	516,489	15,184,777
The Scotts Miracle-Gro Co. Class A	60,786	12,956,536
Trecora Resources (a)	22,997	163,279
Tredegar Corp.	40,525	617,601
Trinseo SA	57,027	3,690,217
Tronox Holdings PLC	163,298	2,994,885
Valhi, Inc.	4,257	78,669
Valvoline, Inc.	276,591	6,903,711
Venator Materials PLC (a)	76,553	293,198
W.R. Grace & Co.	94,813	5,618,618
Westlake Chemical Corp.	51,510	4,408,741
		1,046,828,238
Construction Materials - 0.1%
Eagle Materials, Inc.	62,999	7,898,815
Forterra, Inc. (a)	30,943	720,044
Martin Marietta Materials, Inc.	93,732	31,575,499
Summit Materials, Inc. (a)	169,684	4,701,944
Tecnoglass, Inc.	26,251	193,995
U.S. Concrete, Inc. (a)	24,906	1,281,663
United States Lime & Minerals, Inc.	2,834	397,157
Vulcan Materials Co.	199,834	33,370,280
		80,139,397
Containers & Packaging - 0.4%
Amcor PLC	2,352,981	25,741,612
Aptargroup, Inc.	98,891	12,862,752
Avery Dennison Corp.	125,391	21,969,757
Ball Corp.	492,441	42,049,537
Berry Global Group, Inc. (a)	199,922	11,075,679
Crown Holdings, Inc.	202,884	19,387,595
Graphic Packaging Holding Co.	422,975	6,712,613
Greif, Inc.:
Class A	42,211	2,038,791
Class B	9,210	455,895
International Paper Co.	587,147	29,151,849
Myers Industries, Inc.	59,545	1,318,326
O-I Glass, Inc.	237,218	2,770,706
Packaging Corp. of America	141,542	18,686,375
Pactiv Evergreen, Inc.	53,159	743,163
Ranpak Holdings Corp. (A Shares) (a)	48,017	864,786
Sealed Air Corp.	231,194	9,687,029
Silgan Holdings, Inc.	116,887	4,390,276
Sonoco Products Co.	149,058	8,879,385
UFP Technologies, Inc. (a)	10,975	543,482
WestRock Co.	392,287	17,099,790
		236,429,398
Metals & Mining - 0.5%
Alcoa Corp. (a)	287,680	7,062,544
Allegheny Technologies, Inc. (a)(b)	190,616	3,747,511
Alpha Metallurgical Resources (a)	29,324	439,860
Ampco-Pittsburgh Corp. (a)(b)	10,622	81,152
Arconic Rolled Products Corp. (a)	142,779	3,129,716
Carpenter Technology Corp. (b)	70,705	2,874,865
Century Aluminum Co. (a)	77,869	1,069,141
Cleveland-Cliffs, Inc.	688,010	9,178,053
Coeur d'Alene Mines Corp. (a)	369,368	3,328,006
Commercial Metals Co.	184,347	4,636,327
Compass Minerals International, Inc.	51,865	3,272,163
Comstock Mining, Inc. (a)(b)	43,421	234,908
Fortitude Gold Corp. (a)	33,476	129,552
Freeport-McMoRan, Inc.	2,185,031	74,094,401
Friedman Industries	1,412	11,818
Gatos Silver, Inc. (b)	32,174	449,149
Gold Resource Corp.	117,167	315,179
Golden Minerals Co. (a)(b)	50,080	38,612
Haynes International, Inc.	18,671	521,481
Hecla Mining Co.	813,066	5,309,321
Hycroft Mining Holding Corp. (a)(b)	59,742	417,597
Kaiser Aluminum Corp.	24,992	2,851,587
Materion Corp.	31,488	2,156,298
McEwen Mining, Inc. (a)(b)	552,224	612,969
Newmont Corp.	1,209,024	65,746,725
Nucor Corp.	450,238	26,933,237
Olympic Steel, Inc.	11,343	202,359
Paramount Gold Nevada Corp. (a)	5,612	5,836
Ramaco Resources, Inc. (a)	2,665	12,392
Reliance Steel & Aluminum Co.	96,396	12,743,551
Royal Gold, Inc.	99,367	10,305,352
Ryerson Holding Corp. (a)	24,848	316,315
Schnitzer Steel Industries, Inc. Class A	43,053	1,487,051
Solitario Exploration & Royalty Corp. (a)(b)	12,775	11,946
Steel Dynamics, Inc.	298,878	12,427,347
SunCoke Energy, Inc.	132,237	844,994
Synalloy Corp. (a)	10,355	89,778
TimkenSteel Corp. (a)	64,113	518,033
U.S. Antimony Corp. (a)(b)	69,277	99,066
United States Steel Corp.	392,768	6,523,876
Universal Stainless & Alloy Products, Inc. (a)	11,782	121,119
Warrior Metropolitan Coal, Inc.	77,469	1,485,081
Worthington Industries, Inc.	53,150	3,395,754
		269,232,022
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)(b)	25,374	888,344
Domtar Corp.	83,969	3,111,051
Louisiana-Pacific Corp.	168,983	8,045,281
Mercer International, Inc. (SBI)	69,747	1,072,011
Neenah, Inc.	27,539	1,523,457
P.H. Glatfelter Co. (b)	68,287	1,096,006
Resolute Forest Products (a)	138,617	1,291,910
Schweitzer-Mauduit International, Inc.	47,492	2,217,876
Verso Corp. (b)	52,711	658,888
		19,904,824

TOTAL MATERIALS		1,652,533,879

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Acadia Realty Trust (SBI)	133,570	2,525,809
Agree Realty Corp.	90,266	5,827,573
Alexander & Baldwin, Inc.	110,807	1,935,798
Alexanders, Inc.	3,399	921,503
Alexandria Real Estate Equities, Inc.	187,726	29,977,965
Alpine Income Property Trust, Inc.	3,068	56,206
American Assets Trust, Inc.	74,693	2,321,458
American Campus Communities, Inc.	205,905	8,433,869
American Finance Trust, Inc.	171,393	1,518,542
American Homes 4 Rent Class A	406,873	12,670,025
American Tower Corp.	669,678	144,737,506
Americold Realty Trust	311,547	10,916,607
Apartment Income (REIT) Corp.	224,110	9,161,617
Apartment Investment & Management Co. Class A	224,110	1,066,764
Apple Hospitality (REIT), Inc.	314,708	4,484,589
Armada Hoffler Properties, Inc.	89,513	1,155,613
Ashford Hospitality Trust, Inc. (a)	76,871	263,668
AvalonBay Communities, Inc.	209,718	36,857,939
Bluerock Residential Growth (REIT), Inc.	42,858	459,438
Boston Properties, Inc.	213,175	21,132,038
Braemar Hotels & Resorts, Inc. (a)	44,906	313,444
Brandywine Realty Trust (SBI)	268,007	3,277,726
Brixmor Property Group, Inc.	446,128	8,779,799
Broadstone Net Lease, Inc.	58,438	1,057,143
BRT Realty Trust	48,187	763,282
Camden Property Trust (SBI)	147,079	15,318,278
CareTrust (REIT), Inc.	146,739	3,254,671
CatchMark Timber Trust, Inc.	71,502	730,035
Cedar Realty Trust, Inc.	20,673	284,874
Centerspace	19,362	1,328,814
Chatham Lodging Trust	72,371	1,008,128
CIM Commercial Trust Corp.	1,423	17,289
City Office REIT, Inc.	79,355	806,247
Clipper Realty, Inc.	13,163	114,913
Colony Capital, Inc. (b)	760,222	4,500,514
Columbia Property Trust, Inc.	159,833	2,256,842
Community Healthcare Trust, Inc.	34,652	1,518,797
Condor Hospitality Trust, Inc. (a)	76	373
CorEnergy Infrastructure Trust, Inc.	20,064	149,878
CorePoint Lodging, Inc.	63,549	578,931
CoreSite Realty Corp.	64,937	7,903,482
Corporate Office Properties Trust (SBI)	167,425	4,353,050
Cousins Properties, Inc.	224,346	7,524,565
Crown Castle International Corp.	650,506	101,316,310
CTO Realty Growth, Inc.	9,746	504,356
CubeSmart	297,549	10,997,411
CyrusOne, Inc.	182,555	11,981,085
DiamondRock Hospitality Co. (a)	301,580	3,051,990
Digital Realty Trust, Inc.	422,011	56,857,542
Diversified Healthcare Trust (SBI)	354,601	1,595,705
Douglas Emmett, Inc.	245,674	8,045,824
Duke Realty Corp.	561,802	22,050,729
Easterly Government Properties, Inc.	135,481	2,977,872
EastGroup Properties, Inc.	59,832	8,143,734
Empire State Realty Trust, Inc.	226,638	2,495,284
EPR Properties	116,111	5,245,895
Equinix, Inc.	134,161	86,981,943
Equity Commonwealth	194,914	5,498,524
Equity Lifestyle Properties, Inc.	255,982	15,781,290
Equity Residential (SBI)	516,832	33,805,981
Essential Properties Realty Trust, Inc.	156,832	3,638,502
Essex Property Trust, Inc.	98,126	25,001,524
Extra Space Storage, Inc.	194,373	24,432,686
Farmland Partners, Inc.	63,109	754,784
Federal Realty Investment Trust (SBI)	103,970	10,518,645
First Industrial Realty Trust, Inc.	195,448	8,347,584
Four Corners Property Trust, Inc.	110,358	2,989,598
Franklin Street Properties Corp.	166,446	825,572
Gaming & Leisure Properties	325,251	14,441,144
Getty Realty Corp.	57,459	1,607,703
Gladstone Commercial Corp.	49,303	920,980
Gladstone Land Corp.	28,639	512,352
Global Medical REIT, Inc.	67,288	906,369
Global Net Lease, Inc.	142,870	2,654,525
Healthcare Realty Trust, Inc.	206,708	5,965,593
Healthcare Trust of America, Inc.	337,028	9,153,680
Healthpeak Properties, Inc.	809,210	23,539,919
Hersha Hospitality Trust	63,989	711,558
Highwoods Properties, Inc. (SBI)	157,071	6,276,557
Host Hotels & Resorts, Inc.	1,050,281	17,424,162
Hudson Pacific Properties, Inc.	230,193	5,890,639
Independence Realty Trust, Inc.	137,363	1,928,577
Industrial Logistics Properties Trust	106,689	2,269,275
Invitation Homes, Inc.	845,994	24,652,265
Iron Mountain, Inc. (b)	436,282	15,178,251
iStar Financial, Inc. (b)	117,954	2,090,145
JBG SMITH Properties	170,684	5,419,217
Kilroy Realty Corp.	156,965	9,960,999
Kimco Realty Corp.	647,715	11,872,616
Kite Realty Group Trust	138,925	2,663,192
Lamar Advertising Co. Class A	129,193	11,186,822
Lexington Corporate Properties Trust	416,232	4,462,007
Life Storage, Inc.	111,532	9,357,535
LTC Properties, Inc.	61,833	2,529,588
Mack-Cali Realty Corp.	128,271	1,791,946
Medical Properties Trust, Inc.	858,450	18,533,936
Mid-America Apartment Communities, Inc.	172,859	23,289,293
Monmouth Real Estate Investment Corp. Class A	147,146	2,548,569
National Health Investors, Inc.	69,200	4,724,284
National Retail Properties, Inc.	261,757	11,475,427
National Storage Affiliates Trust	93,142	3,590,624
NETSTREIT Corp.	19,143	336,343
New Senior Investment Group, Inc.	142,626	871,445
NexPoint Residential Trust, Inc.	35,986	1,476,865
Office Properties Income Trust	73,464	1,857,905
Omega Healthcare Investors, Inc.	342,137	12,706,968
One Liberty Properties, Inc.	29,137	623,823
Outfront Media, Inc.	217,663	4,414,206
Paramount Group, Inc.	254,610	2,360,235
Park Hotels & Resorts, Inc.	352,526	7,667,441
Pebblebrook Hotel Trust	200,456	4,542,333
Physicians Realty Trust	309,241	5,257,097
Piedmont Office Realty Trust, Inc. Class A	195,849	3,341,184
Plymouth Industrial REIT, Inc.	40,903	610,273
Postal Realty Trust, Inc.	11,996	192,896
Potlatch Corp.	101,709	5,161,732
Preferred Apartment Communities, Inc. Class A	69,615	572,931
Prologis (REIT), Inc.	1,112,457	110,211,115
PS Business Parks, Inc.	30,172	4,370,716
Public Storage	229,435	53,674,024
QTS Realty Trust, Inc. Class A	97,555	6,060,117
Rayonier, Inc.	208,320	6,799,565
Realty Income Corp.	527,981	31,816,135
Regency Centers Corp.	239,771	13,134,655
Retail Opportunity Investments Corp.	176,034	2,783,098
Retail Properties America, Inc.	334,094	3,518,010
Retail Value, Inc.	27,342	456,611
Rexford Industrial Realty, Inc.	201,233	9,602,839
RLJ Lodging Trust	242,422	3,806,025
RPT Realty	129,153	1,416,808
Ryman Hospitality Properties, Inc.	85,576	6,614,169
Sabra Health Care REIT, Inc.	309,120	5,323,046
Safehold, Inc.	21,726	1,656,608
Saul Centers, Inc.	20,139	713,323
SBA Communications Corp. Class A	166,952	42,594,464
Seritage Growth Properties (a)(b)	53,700	1,084,203
Service Properties Trust	244,650	3,141,306
Simon Property Group, Inc.	493,327	55,706,485
SITE Centers Corp.	235,940	3,147,440
SL Green Realty Corp. (b)	110,199	7,611,445
Sotherly Hotels, Inc.	1,919	7,062
Spirit Realty Capital, Inc.	170,820	7,348,676
Stag Industrial, Inc.	232,860	7,346,733
Store Capital Corp.	356,227	11,912,231
Summit Hotel Properties, Inc.	162,980	1,686,843
Sun Communities, Inc.	163,299	24,813,283
Sunstone Hotel Investors, Inc.	312,157	4,123,594
Tanger Factory Outlet Centers, Inc. (b)	144,409	2,272,998
Terreno Realty Corp.	103,197	5,783,160
The GEO Group, Inc. (b)	187,252	1,348,214
The Macerich Co. (b)	169,575	2,190,909
UDR, Inc.	442,883	18,233,493
UMH Properties, Inc.	56,601	966,179
Uniti Group, Inc.	373,239	4,445,276
Universal Health Realty Income Trust (SBI)	18,927	1,172,528
Urban Edge Properties	178,440	2,944,260
Urstadt Biddle Properties, Inc. Class A	52,535	846,864
Ventas, Inc.	561,531	29,704,990
VEREIT, Inc.	328,901	12,827,139
VICI Properties, Inc.	804,633	22,932,041
Vornado Realty Trust	236,129	10,139,379
Washington Prime Group, Inc.	32,736	203,945
Washington REIT (SBI)	128,341	2,890,239
Weingarten Realty Investors (SBI)	189,054	4,800,081
Welltower, Inc.	626,233	42,521,221
Weyerhaeuser Co.	1,120,540	37,952,690
Wheeler REIT, Inc. (a)	4,774	15,850
Whitestone REIT Class B	60,198	562,851
WP Carey, Inc.	265,205	18,177,151
Xenia Hotels & Resorts, Inc.	176,409	3,522,888
		1,786,564,373
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	15,310	155,703
CBRE Group, Inc. (a)	503,078	38,118,220
Cushman & Wakefield PLC (a)	162,903	2,521,738
eXp World Holdings, Inc. (a)(b)	83,162	5,022,153
Fathom Holdings, Inc. (a)(b)	3,596	156,714
Forestar Group, Inc. (a)	24,244	516,155
FRP Holdings, Inc. (a)(b)	12,591	568,358
Howard Hughes Corp. (a)	68,086	6,459,319
Indus Realty Trust, Inc.	4,288	260,196
Jones Lang LaSalle, Inc. (a)	77,146	13,421,861
Kennedy-Wilson Holdings, Inc.	179,574	3,368,808
Marcus & Millichap, Inc. (a)	36,221	1,371,689
Maui Land & Pineapple, Inc. (a)	22,080	260,986
Newmark Group, Inc.	250,013	2,505,130
Rafael Holdings, Inc. (a)	15,875	568,008
RE/MAX Holdings, Inc.	28,435	1,186,308
Realogy Holdings Corp. (a)	171,329	2,583,641
Redfin Corp. (a)	152,776	11,571,254
Stratus Properties, Inc. (a)	9,028	219,290
Tejon Ranch Co. (a)	27,823	454,071
The RMR Group, Inc.	23,696	952,342
The St. Joe Co.	47,225	2,376,834
Transcontinental Realty Investors, Inc. (a)(b)	14,596	303,597
Trinity Place Holdings, Inc. (a)	4,950	11,039
		94,933,414

TOTAL REAL ESTATE		1,881,497,787

UTILITIES - 2.4%
Electric Utilities - 1.4%
Allete, Inc. (b)	77,493	4,814,640
Alliant Energy Corp.	381,119	17,592,453
American Electric Power Co., Inc.	750,123	56,146,707
Avangrid, Inc.	83,451	3,818,718
Duke Energy Corp.	1,109,380	94,951,834
Edison International	568,143	30,674,041
Entergy Corp.	303,968	26,387,462
Evergy, Inc.	343,994	18,448,398
Eversource Energy	516,699	41,067,237
Exelon Corp.	1,464,063	56,512,832
FirstEnergy Corp.	816,244	27,050,326
Genie Energy Ltd. Class B	35,001	264,258
Hawaiian Electric Industries, Inc.	165,628	5,790,355
IDACORP, Inc.	76,236	6,574,593
MGE Energy, Inc. (b)	55,136	3,512,163
NextEra Energy, Inc.	2,950,545	216,806,047
NRG Energy, Inc.	366,085	13,365,763
OGE Energy Corp.	299,237	8,758,667
Otter Tail Corp.	63,627	2,578,166
PG&E Corp. (a)	2,226,220	23,397,572
Pinnacle West Capital Corp.	169,099	11,825,093
PNM Resources, Inc.	123,854	5,946,231
Portland General Electric Co.	133,152	5,613,688
PPL Corp.	1,151,927	30,168,968
Southern Co.	1,591,866	90,290,640
Spark Energy, Inc. Class A, (b)	17,335	172,830
Xcel Energy, Inc.	792,206	46,415,350
		848,945,032
Gas Utilities - 0.1%
Atmos Energy Corp.	191,812	16,229,213
Chesapeake Utilities Corp.	26,505	2,802,374
National Fuel Gas Co. (b)	137,445	6,245,501
New Jersey Resources Corp.	142,164	5,585,624
Northwest Natural Holding Co.	48,857	2,344,647
ONE Gas, Inc.	79,350	5,314,070
RGC Resources, Inc.	11,687	265,412
South Jersey Industries, Inc. (b)	142,983	3,590,303
Southwest Gas Holdings, Inc.	82,911	5,169,501
Spire, Inc.	77,154	5,124,569
UGI Corp.	312,804	11,983,521
		64,654,735
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	29,386	768,444
Class C	132,813	3,647,045
Ormat Technologies, Inc. (b)	65,513	5,612,499
Sunnova Energy International, Inc. (a)	85,278	3,823,866
The AES Corp.	1,001,713	26,605,497
Vistra Corp.	731,151	12,612,355
		53,069,706
Multi-Utilities - 0.7%
Ameren Corp.	375,165	26,362,845
Avista Corp. (b)	100,814	4,053,731
Black Hills Corp.	95,934	5,675,455
CenterPoint Energy, Inc.	818,420	15,910,085
CMS Energy Corp.	432,921	23,425,355
Consolidated Edison, Inc.	517,724	33,988,581
Dominion Energy, Inc.	1,230,634	84,076,915
DTE Energy Co.	291,191	34,279,005
MDU Resources Group, Inc.	299,561	8,417,664
NiSource, Inc.	579,253	12,511,865
NorthWestern Energy Corp.	80,780	4,724,014
Public Service Enterprise Group, Inc.	761,070	40,968,398
Sempra Energy	434,391	50,380,668
Unitil Corp. (b)	25,972	1,086,668
WEC Energy Group, Inc.	476,496	38,424,637
		384,285,886
Water Utilities - 0.1%
American States Water Co.	57,283	4,184,523
American Water Works Co., Inc.	272,453	38,655,632
Artesian Resources Corp. Class A	10,722	396,714
Cadiz, Inc. (a)(b)	51,666	561,609
California Water Service Group	76,021	4,177,354
Essential Utilities, Inc.	334,527	14,070,206
Global Water Resources, Inc.	12,626	218,809
Middlesex Water Co.	27,124	1,862,605
Pure Cycle Corp. (a)	20,375	239,610
SJW Corp.	40,925	2,565,179
York Water Co.	23,522	978,750
		67,910,991

TOTAL UTILITIES		1,418,866,350

TOTAL COMMON STOCKS
(Cost $33,054,201,111)		59,604,850,649
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (e)
(Cost $9,998,423)	10,000,000	9,999,328
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.07% (f)	184,182,719	$184,219,556
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	922,442,379	922,534,623
TOTAL MONEY MARKET FUNDS
(Cost $1,106,723,594)		1,106,754,179
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $34,170,923,128)		60,721,604,156
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(837,440,525)
NET ASSETS - 100%		$59,884,163,631

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	311	March 2021	$34,197,560	$2,600,306	$2,600,306
CME E-mini S&P 500 Index Contracts (United States)	1,228	March 2021	233,884,880	4,654,165	4,654,165
CME E-mini S&P MidCap 400 Index Contracts (United States)	68	March 2021	16,963,960	1,024,024	1,024,024
TOTAL FUTURES CONTRACTS					$8,278,495

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,735,835 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,999,328.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,810
Fidelity Securities Lending Cash Central Fund	8,212,961
Total	$8,315,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,061,811,720	$6,061,487,040	$--	$324,680
Consumer Discretionary	7,305,259,572	7,305,255,625	--	3,947
Consumer Staples	3,197,770,652	3,197,770,652	--	--
Energy	1,575,716,954	1,575,716,954	--	--
Financials	6,921,725,486	6,921,725,486	--	--
Health Care	8,137,911,718	8,137,369,374	--	542,344
Industrials	5,546,574,882	5,546,574,842	--	40
Information Technology	15,905,181,649	15,905,095,726	85,923	--
Materials	1,652,533,879	1,652,533,879	--	--
Real Estate	1,881,497,787	1,881,497,787	--	--
Utilities	1,418,866,350	1,418,866,350	--	--
U.S. Government and Government Agency Obligations	9,999,328	--	9,999,328	--
Money Market Funds	1,106,754,179	1,106,754,179	--	--
Total Investments in Securities:	$60,721,604,156	$60,710,647,894	$10,085,251	$871,011
Derivative Instruments:
Assets
Futures Contracts	$8,278,495	$8,278,495	$--	$--
Total Assets	$8,278,495	$8,278,495	$--	$--
Total Derivative Instruments:	$8,278,495	$8,278,495	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$8,278,495	$0
Total Equity Risk	8,278,495	0
Total Value of Derivatives	$8,278,495	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021
Assets
Investment in securities, at value (including securities loaned of $902,634,275) — See accompanying schedule: Unaffiliated issuers (cost $33,064,199,534)	$59,614,849,977
Fidelity Central Funds (cost $1,106,723,594)	1,106,754,179
Total Investment in Securities (cost $34,170,923,128)		$60,721,604,156
Segregated cash with brokers for derivative instruments		4,876,570
Cash		16,084
Receivable for investments sold		205,209
Receivable for fund shares sold		147,917,057
Dividends receivable		71,175,598
Distributions receivable from Fidelity Central Funds		480,917
Other receivables		1,321,819
Total assets		60,947,597,410
Liabilities
Payable for investments purchased	$100,640,068
Payable for fund shares redeemed	37,285,507
Accrued management fee	759,918
Payable for daily variation margin on futures contracts	1,132,311
Other payables and accrued expenses	1,322,420
Collateral on securities loaned	922,293,555
Total liabilities		1,063,433,779
Net Assets		$59,884,163,631
Net Assets consist of:
Paid in capital		$34,004,006,752
Total accumulated earnings (loss)		25,880,156,879
Net Assets		$59,884,163,631
Net Asset Value and Maximum Offering Price
Fidelity Total Market Index Fund:
Net Asset Value, offering price and redemption price per share ($59,884,163,631 ÷ 540,473,723 shares)		$110.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2021
Investment Income
Dividends		$796,166,177
Interest		9,214
Income from Fidelity Central Funds (including $8,212,961 from security lending)		8,315,771
Total income		804,491,162
Expenses
Management fee	$7,278,203
Independent trustees' fees and expenses	269,607
Legal	15
Interest	28,193
Miscellaneous	31,046
Total expenses before reductions	7,607,064
Expense reductions	(2,445)
Total expenses after reductions		7,604,619
Net investment income (loss)		796,886,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(269,618,569)
Fidelity Central Funds	29,981
Foreign currency transactions	3
Futures contracts	27,063,846
Total net realized gain (loss)		(242,524,739)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14,735,431,314
Fidelity Central Funds	(13,989)
Futures contracts	13,546,333
Total change in net unrealized appreciation (depreciation)		14,748,963,658
Net gain (loss)		14,506,438,919
Net increase (decrease) in net assets resulting from operations		$15,303,325,462

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2021	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$796,886,543	$927,392,110
Net realized gain (loss)	(242,524,739)	12,310,807,893
Change in net unrealized appreciation (depreciation)	14,748,963,658	(9,329,265,371)
Net increase (decrease) in net assets resulting from operations	15,303,325,462	3,908,934,632
Distributions to shareholders	(824,389,466)	(1,042,068,060)
Share transactions - net increase (decrease)	(580,768,870)	(16,484,258,670)
Total increase (decrease) in net assets	13,898,167,126	(13,617,392,098)
Net Assets
Beginning of period	45,985,996,505	59,603,388,603
End of period	$59,884,163,631	$45,985,996,505

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund

Years ended February 28,	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$83.06	$79.36	$77.42	$68.19	$55.31
Income from Investment Operations
Net investment income (loss)B	1.50	1.57	1.45	1.36	1.28
Net realized and unrealized gain (loss)	27.80	3.88	2.28	9.65	13.17
Total from investment operations	29.30	5.45	3.73	11.01	14.45
Distributions from net investment income	(1.56)	(1.63)	(1.46)	(1.27)	(1.17)
Distributions from net realized gain	–	(.13)	(.34)	(.51)	(.39)
Total distributions	(1.56)	(1.75)C	(1.79)C	(1.78)	(1.57)C
Redemption fees added to paid in capitalB	–	–	–	–	–D
Net asset value, end of period	$110.80	$83.06	$79.36	$77.42	$68.19
Total ReturnE	35.50%	6.77%	5.02%	16.25%	26.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.60%	1.84%	1.90%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$59,884,164	$45,985,996	$43,922,333	$6,114,864	$4,684,669
Portfolio turnover rateH	6%I	11%I	8%	2%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Extended Market Index Fund	56.23%	19.96%	13.42%

 The initial offering of Fidelity Extended Market Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund on February 28, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Period Ending Values
$35,218	Fidelity® Extended Market Index Fund
$34,811	Dow Jones U.S. Completion Total Stock Market Index℠

Fidelity® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 31.29% for the 12 months ending February 28, 2021, a volatile but productive period for U.S. risk assets. The early-2020 outbreak and spread of COVID-19 resulted in stocks suffering one of the quickest declines on record, through March 23, followed by a historic rebound that included the index closing 2020 at an all-time high and gaining modest ground in the first two months of the new year. The crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response partially offset the economic disruption and fueled the market surge, as did resilient corporate earnings. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery could be slowing and a new wave of COVID-19 cases. A shift in momentum began in October and accelerated following the U.S. elections, with the approval of three breakthrough COVID-19 vaccines and prospects for additional government stimulus fueling the “reflation trade” through February 28. By sector for the full 12 months, information technology (+50%) and consumer discretionary (+43%) led all gainers. Materials (+42%) and communication services (+37%) also stood out. In contrast, the defensive utilities (-3%) and real estate sectors (+5%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending February 28, 2021, the fund gained 56.23%, roughly in line with the 56.21% advance of the benchmark Dow Jones U.S. Completion Total Stock Market Index. By sector, consumer discretionary gained about 142% and contributed most, followed by information technology, which gained 69% and health care, which advanced 64%. The industrials sector rose 43%, communication services gained 83%, driven by the media & entertainment industry (+90%), and financials advanced roughly 24%. Other notable contributors included the materials (+47%), consumer staples (+41%), energy (+36%), and real estate (+5%) sectors. Conversely, stocks in the utilities sector returned -2% and detracted most. Turning to individual stocks, the biggest individual contributor was Tesla (+419%), from the automobiles & components segment. In software & services, Square (+176%) and Twilio (+247%) helped. Snap, within the media & entertainment group, advanced 363% and lifted the fund. Another contributor was Moderna (+497%), a stock in the pharmaceuticals, biotechnology & life sciences category. Conversely, the biggest individual detractor was bluebird bio (-57%), from the pharmaceuticals, biotechnology & life sciences industry. Sarepta Therapeutics (-24%) and Biomarin Pharmaceutical (-14%), from the pharmaceuticals, biotechnology & life sciences industry, hurt. Other detractors from the software & services category were Zoom Video Communications (+255%) and Alteryx (-32%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Square, Inc.	1.2
Zoom Video Communications, Inc. Class A	1.0
Uber Technologies, Inc.	1.0
Snap, Inc. Class A	0.8
Twilio, Inc. Class A	0.8
NXP Semiconductors NV	0.7
The Blackstone Group LP	0.6
Moderna, Inc.	0.6
Workday, Inc. Class A	0.6
Roku, Inc. Class A	0.6
7.9

Top Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	23.6
Health Care	15.9
Financials	13.2
Industrials	13.1
Consumer Discretionary	11.6
Real Estate	6.3
Communication Services	6.1
Materials	3.4
Consumer Staples	2.6
Utilities	1.8

Fidelity® Extended Market Index Fund

Schedule of Investments February 28, 2021

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc.	261,340	$854,582
Anterix, Inc. (a)	67,088	2,833,126
ATN International, Inc.	49,421	2,405,814
Bandwidth, Inc. (a)(b)	107,028	16,948,954
Cincinnati Bell, Inc. (a)	218,522	3,339,016
Cogent Communications Group, Inc. (b)	204,204	12,221,609
Consolidated Communications Holdings, Inc. (a)(b)	325,131	1,710,189
Globalstar, Inc. (a)(b)	3,208,461	5,678,976
IDT Corp. Class B (a)	86,246	1,548,116
Iridium Communications, Inc. (a)	570,144	21,842,217
Liberty Global PLC:
Class A (a)	768,000	18,912,000
Class B (a)	300	6,900
Class C (a)	1,672,822	40,649,575
Liberty Latin America Ltd.:
Class A (a)	161,607	1,772,829
Class C (a)(b)	711,505	7,798,095
Ooma, Inc. (a)	106,948	1,689,778
ORBCOMM, Inc. (a)	420,401	3,207,660
Otelco, Inc. (a)	200	2,314
Radius Global Infrastructure, Inc. (a)(b)	308,101	3,814,290
Vonage Holdings Corp. (a)	1,127,087	14,900,090
		162,136,130
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (b)	514,086	4,117,829
Ballantyne of Omaha, Inc. (a)	79,351	203,139
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	25,675	656,510
Cinedigm Corp. (a)	306,595	429,233
Cinemark Holdings, Inc. (b)	473,320	10,626,034
CuriosityStream, Inc. Class A (a)(b)	105,433	1,831,371
Dolphin Entertainment, Inc. (a)(b)	26,771	124,753
Gaia, Inc. Class A (a)(b)	70,283	669,094
Glu Mobile, Inc. (a)	718,956	8,972,571
Lions Gate Entertainment Corp.:
Class A (a)(b)	299,542	4,349,350
Class B (a)	472,810	5,929,037
LiveXLive Media, Inc. (a)(b)	288,846	1,146,719
Madison Square Garden Entertainment Corp. (a)	88,122	9,496,908
Madison Square Garden Sports Corp. (a)	75,814	14,582,823
Marcus Corp. (b)	131,490	2,582,464
NTN Communications, Inc. (a)	20,786	75,245
Playtika Holding Corp.	337,788	10,049,193
Reading International, Inc. Class A (a)	94,967	695,158
Roku, Inc. Class A (a)	523,782	207,145,305
Sciplay Corp. (A Shares) (a)	115,096	2,088,992
Warner Music Group Corp. Class A	435,453	15,445,518
World Wrestling Entertainment, Inc. Class A (b)	243,556	12,031,666
Zynga, Inc. (a)	4,835,140	53,911,811
		367,160,723
Interactive Media & Services - 2.9%
ANGI Homeservices, Inc. Class A (a)	396,457	5,925,050
Autoweb, Inc. (a)(b)	46,143	118,588
Bumble, Inc.	243,270	16,374,504
CarGurus, Inc. Class A (a)	417,512	10,834,436
Cars.com, Inc. (a)	332,926	3,885,246
Creatd, Inc. (a)(b)	21,797	112,255
DHI Group, Inc. (a)	262,377	815,992
Eventbrite, Inc. (a)(b)	329,426	6,545,695
EverQuote, Inc. Class A (a)	49,669	2,432,788
IAC (a)	382,851	93,733,410
Izea Worldwide, Inc. (a)	216,089	866,517
Kubient, Inc. (b)	23,259	160,720
Liberty TripAdvisor Holdings, Inc. (a)	355,528	2,001,623
Match Group, Inc. (a)	1,248,407	190,819,010
MediaAlpha, Inc. Class A (b)	59,749	3,137,420
Pinterest, Inc. Class A (a)	2,452,756	197,643,078
Professional Diversity Network, Inc. (a)(b)	32,999	91,407
QuinStreet, Inc. (a)	239,059	5,711,120
Snap, Inc. Class A (a)	4,386,583	288,023,040
Super League Gaming, Inc. (a)	64,359	201,444
Travelzoo, Inc. (a)	17,983	243,130
TripAdvisor, Inc. (a)(b)	462,315	22,940,070
TrueCar, Inc. (a)	459,834	2,492,300
Yelp, Inc. (a)	333,494	12,576,059
Zedge, Inc. (a)	45,844	460,274
Zillow Group, Inc.:
Class A (a)	242,968	41,260,826
Class C (a)(b)	638,389	102,991,297
Zoominfo Technologies, Inc. (b)	393,772	20,641,528
		1,033,038,827
Media - 1.7%
A.H. Belo Corp. Class A	90,747	185,124
Advantage Solutions, Inc. Class A (a)	616,050	5,575,253
Altice U.S.A., Inc. Class A (a)	1,278,652	42,975,494
AMC Networks, Inc. Class A (a)(b)	131,324	8,613,541
Beasley Broadcast Group, Inc. Class A	105,521	257,471
Boston Omaha Corp. (a)(b)	145,455	6,106,201
Cable One, Inc.	25,340	48,522,299
Cardlytics, Inc. (a)(b)	136,392	18,062,393
Cbdmd, Inc. (a)(b)	199,426	745,853
Clear Channel Outdoor Holdings, Inc. (a)	2,404,410	4,135,585
comScore, Inc. (a)(b)	403,920	1,474,308
Creative Realities, Inc. (a)(b)	108,411	297,046
Cumulus Media, Inc. (a)(b)	128,827	1,248,334
Daily Journal Corp. (a)	6,710	2,296,833
Digital Media Solutions, Inc. Class A (a)(b)	143,971	1,583,681
E.W. Scripps Co. Class A (b)	256,753	4,832,091
Emerald Expositions Events, Inc.	156,029	853,479
Entercom Communications Corp. Class A	571,458	2,554,417
Entravision Communication Corp. Class A	291,837	913,450
Fluent, Inc. (a)	317,944	2,012,586
Gannett Co., Inc. (a)(b)	592,584	2,933,291
Gray Television, Inc. (b)	405,341	7,356,939
Hemisphere Media Group, Inc. (a)	108,444	1,198,306
iHeartMedia, Inc. (a)	364,161	5,123,745
Insignia Systems, Inc. (a)(b)	30,844	209,739
John Wiley & Sons, Inc. Class A (b)	262,804	13,844,515
Lee Enterprises, Inc. (a)	533,104	1,156,836
Liberty Broadband Corp.:
Class A (a)	20,228	2,940,342
Class C (a)	997,012	149,063,264
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	54,220	1,592,984
Liberty Braves Class C (a)(b)	185,285	5,334,355
Liberty Formula One Group Series C (a)	959,728	42,132,059
Liberty Media Class A (a)(b)	29,730	1,152,632
Liberty SiriusXM Series A (a)	367,014	16,299,092
Liberty SiriusXM Series C (a)	744,475	32,846,237
Loral Space & Communications Ltd.	63,646	2,822,064
Marchex, Inc. Class B (a)	161,827	485,481
MDC Partners, Inc. Class A (a)	298,531	943,358
Mediaco Holding, Inc. (a)(b)	8,620	29,739
Meredith Corp. (b)	180,510	4,473,038
MSG Network, Inc. Class A (a)(b)	297,511	5,045,787
National CineMedia, Inc. (b)	299,105	1,411,776
Nexstar Broadcasting Group, Inc. Class A	195,953	26,953,335
Saga Communications, Inc. Class A	17,467	361,218
Salem Communications Corp. Class A (b)	111,729	284,909
Scholastic Corp.	134,875	3,884,400
Sinclair Broadcast Group, Inc. Class A (b)	184,824	5,716,606
Sirius XM Holdings, Inc. (b)	6,426,596	37,595,587
SPAR Group, Inc. (a)	257,624	471,452
Srax, Inc. (a)	138,467	505,405
Srax, Inc. rights 12/31/20 (a)(c)	34,667	6,240
TechTarget, Inc. (a)	130,620	10,923,751
Tegna, Inc.	926,607	16,892,046
The New York Times Co. Class A	629,688	32,221,135
Thryv Holdings, Inc. (a)	37,269	806,874
Townsquare Media, Inc.	84,206	917,845
Tribune Publishing Co.	221,431	3,759,898
Urban One, Inc.:
Class A (a)	40,071	222,394
Class D (non-vtg.) (a)	112,382	181,497
WideOpenWest, Inc. (a)	365,771	5,139,083
Xcel Brands, Inc. (a)(b)	41,881	73,292
		598,557,985
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	224,550	2,559,870
Gogo, Inc. (a)(b)	240,497	2,849,889
NII Holdings, Inc. (a)(c)	489,197	1,061,557
Shenandoah Telecommunications Co.	248,126	11,004,388
Spok Holdings, Inc.	96,009	1,029,216
Telephone & Data Systems, Inc.	415,605	7,435,173
U.S. Cellular Corp. (a)	85,318	2,510,909
		28,451,002

TOTAL COMMUNICATION SERVICES		2,189,344,667

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.9%
Adient PLC (a)	451,607	16,745,588
American Axle & Manufacturing Holdings, Inc. (a)(b)	494,615	4,832,389
Autoliv, Inc.	377,200	33,948,000
Cooper Tire & Rubber Co.	239,888	13,731,189
Cooper-Standard Holding, Inc. (a)	81,829	2,931,115
Dana, Inc.	694,476	16,535,474
Dorman Products, Inc. (a)	138,132	13,773,142
Fox Factory Holding Corp. (a)	200,336	25,472,722
Gentex Corp.	1,176,332	41,618,626
Gentherm, Inc. (a)	167,240	11,838,920
Horizon Global Corp. (a)	113,949	1,071,121
LCI Industries	120,750	17,018,505
Lear Corp.	262,565	43,609,421
Modine Manufacturing Co. (a)	247,261	3,429,510
Motorcar Parts of America, Inc. (a)(b)	93,916	1,998,532
Patrick Industries, Inc. (b)	105,637	8,337,928
Standard Motor Products, Inc.	96,460	4,052,285
Stoneridge, Inc. (a)	122,577	3,758,211
Strattec Security Corp.	17,469	900,003
Superior Industries International, Inc. (a)	124,446	710,587
Sypris Solutions, Inc. (a)(b)	53,541	220,589
Tenneco, Inc. (a)	240,105	2,674,770
The Goodyear Tire & Rubber Co. (b)	1,116,735	18,772,315
Unique Fabricating, Inc. (a)	9,426	64,097
Veoneer, Inc. (a)(b)	450,450	12,378,366
Visteon Corp. (a)	132,483	16,847,863
Workhorse Group, Inc. (a)(b)	506,798	8,194,924
XPEL, Inc. (a)	79,614	3,849,337
		329,315,529
Automobiles - 0.3%
Arcimoto, Inc. (a)(b)	119,541	2,142,175
AYRO, Inc. (a)	328	2,352
Fisker, Inc. (a)(b)	709,092	20,209,122
Harley-Davidson, Inc.	735,445	26,233,323
Lordstown Motors Corp. (a)(b)	494,813	9,569,683
Thor Industries, Inc.	264,669	30,982,153
Winnebago Industries, Inc.	164,610	11,456,856
		100,595,664
Distributors - 0.0%
Core-Mark Holding Co., Inc.	219,162	7,140,298
Educational Development Corp. (b)	32,392	505,639
Funko, Inc. (a)(b)	101,163	1,373,794
Weyco Group, Inc.	33,001	579,168
		9,598,899
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	250,264	9,835,375
American Public Education, Inc. (a)(b)	68,058	2,003,628
Aspen Group, Inc. (a)(b)	87,291	775,144
Bright Horizons Family Solutions, Inc. (a)	290,879	46,441,741
Carriage Services, Inc.	76,782	2,530,735
Chegg, Inc. (a)(b)	669,998	64,674,907
Franchise Group, Inc.	129,292	4,535,563
Frontdoor, Inc. (a)	409,717	21,456,879
Graham Holdings Co.	19,830	11,914,459
Grand Canyon Education, Inc. (a)	226,620	23,724,848
H&R Block, Inc.	878,844	16,900,170
Houghton Mifflin Harcourt Co. (a)	609,904	3,720,414
Laureate Education, Inc. Class A (a)	506,663	6,966,616
Lincoln Educational Services Corp. (a)	103,739	599,611
OneSpaWorld Holdings Ltd. (b)	242,309	2,643,591
Perdoceo Education Corp. (a)	333,936	4,297,756
Regis Corp. (a)(b)	125,533	1,475,013
Select Interior Concepts, Inc. (a)	96,538	840,846
Service Corp. International	831,703	39,722,135
StoneMor, Inc. (a)	604,884	1,264,208
Strategic Education, Inc. (b)	116,339	10,577,542
Stride, Inc. (a)	200,769	4,828,494
Terminix Global Holdings, Inc. (a)	636,818	28,663,178
Universal Technical Institute, Inc. (a)	129,724	795,208
Vivint Smart Home, Inc. Class A (a)(b)	209,332	3,558,644
WW International, Inc. (a)(b)	220,325	6,497,384
Xpresspa Group, Inc. (a)(b)	300,602	529,060
Zovio, Inc. (a)	125,853	645,626
		322,418,775
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment, Inc. (a)	286,011	3,171,862
Airbnb, Inc. Class A (b)	246,685	50,903,450
Allied Esports Entertainment, Inc. (a)(b)	60,622	126,700
ARAMARK Holdings Corp.	1,215,521	45,120,140
Ark Restaurants Corp.	8,300	150,313
Bally's Corp. (b)	87,761	5,223,535
BBQ Holdings, Inc. (a)	20,922	122,394
Biglari Holdings, Inc. (a)	449	262,907
Biglari Holdings, Inc. (a)	4,931	577,617
BJ's Restaurants, Inc. (b)	106,593	5,919,109
Bloomin' Brands, Inc.	375,949	9,338,573
Bluegreen Vacations Corp.	41,601	332,808
Bluegreen Vacations Holding Corp. Class A (a)	64,600	1,025,848
Boyd Gaming Corp. (a)(b)	385,122	22,606,661
Brinker International, Inc.	217,434	14,913,798
Caesars Entertainment, Inc. (a)	999,206	93,365,809
Carrols Restaurant Group, Inc. (a)	166,470	1,028,785
Century Casinos, Inc. (a)	135,738	1,094,048
Choice Hotels International, Inc.	140,806	14,766,325
Churchill Downs, Inc.	170,574	39,339,482
Chuy's Holdings, Inc. (a)	95,245	3,905,045
Cracker Barrel Old Country Store, Inc.	113,661	17,602,679
Dave & Buster's Entertainment, Inc. (b)	228,544	9,281,172
Del Taco Restaurants, Inc.	155,797	1,564,202
Denny's Corp. (a)(b)	305,990	5,370,125
Dine Brands Global, Inc.	79,901	6,320,968
Dover Motorsports, Inc.	22,265	49,206
DraftKings, Inc. Class A (a)(b)	1,523,715	93,754,184
Drive Shack, Inc. (a)	295,229	770,548
El Pollo Loco Holdings, Inc. (a)	93,796	1,719,281
Esports Entertainment Group, Inc. (a)(b)	35,498	587,492
Everi Holdings, Inc. (a)	417,974	6,315,587
Extended Stay America, Inc. unit	782,825	12,595,654
Fiesta Restaurant Group, Inc. (a)	88,995	1,358,064
Flanigans Enterprises, Inc. (a)	1,099	26,376
Full House Resorts, Inc. (a)	128,424	916,947
Golden Entertainment, Inc. (a)	88,915	2,101,061
Good Times Restaurants, Inc. (a)	40,245	139,248
Hall of Fame Resort & Entertainment Co. (a)(b)	98,931	226,552
Hilton Grand Vacations, Inc. (a)	411,450	16,256,390
Hyatt Hotels Corp. Class A	168,401	14,810,868
Inspired Entertainment, Inc. (a)(b)	65,633	541,472
J. Alexanders Holdings, Inc. (a)	68,394	598,448
Jack in the Box, Inc. (b)	108,631	11,118,383
Kura Sushi U.S.A., Inc. Class A (a)(b)	15,421	460,934
Lindblad Expeditions Holdings (a)	146,362	3,048,720
Luby's, Inc. (a)	53,936	172,056
Marriott Vacations Worldwide Corp.	197,117	33,452,726
Monarch Casino & Resort, Inc. (a)	62,571	4,233,554
Muscle Maker, Inc.	61,384	139,956
Nathan's Famous, Inc.	14,061	840,285
New Canterbury Park Holding Co. (a)	400	5,348
Noodles & Co. (a)	139,481	1,316,701
Papa John's International, Inc.	157,905	14,241,452
Penn National Gaming, Inc. (a)	708,111	81,985,092
Planet Fitness, Inc. (a)	392,921	33,826,569
Playa Hotels & Resorts NV (a)	259,648	1,861,676
PlayAGS, Inc. (a)	178,345	1,457,079
Potbelly Corp. (a)(b)	129,702	647,213
Rave Restaurant Group, Inc. (a)(b)	27,004	32,135
RCI Hospitality Holdings, Inc. (b)	39,864	2,561,262
Red Lion Hotels Corp. (a)	142,774	493,998
Red Robin Gourmet Burgers, Inc. (a)(b)	77,532	2,379,457
Red Rock Resorts, Inc.	311,581	9,400,399
Ruth's Hospitality Group, Inc. (b)	154,361	3,520,203
Scientific Games Corp. Class A (a)(b)	270,897	12,686,107
SeaWorld Entertainment, Inc. (a)	251,299	12,479,508
Shake Shack, Inc. Class A (a)	170,668	20,220,745
Six Flags Entertainment Corp.	361,227	16,110,724
Target Hospitality Corp. (a)	161,509	269,720
Texas Roadhouse, Inc. Class A	313,541	28,494,606
The Cheesecake Factory, Inc. (b)	199,414	10,957,799
The ONE Group Hospitality, Inc. (a)	9,510	46,694
Travel+Leisure Co.	409,850	24,767,236
Vail Resorts, Inc.	193,095	59,701,112
Wendy's Co.	866,290	17,698,305
Wingstop, Inc.	142,356	19,381,769
Wyndham Hotels & Resorts, Inc.	449,076	29,315,681
		965,526,937
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	44,549	941,320
Beazer Homes U.S.A., Inc. (a)	137,312	2,426,303
Casper Sleep, Inc.	125,086	1,049,472
Cavco Industries, Inc. (a)	41,594	8,772,591
Century Communities, Inc. (a)	141,438	7,825,765
Comstock Holding Companies, Inc. (a)(b)	5,255	29,323
Dixie Group, Inc. (a)(b)	52,063	284,264
Emerson Radio Corp. (a)(b)	23,944	35,677
Ethan Allen Interiors, Inc. (b)	105,842	2,711,672
Flexsteel Industries, Inc. (b)	29,540	977,183
GoPro, Inc. Class A (a)(b)	582,867	4,383,160
Green Brick Partners, Inc. (a)	231,834	4,574,085
Hamilton Beach Brands Holding Co. Class A	28,396	498,918
Helen of Troy Ltd. (a)(b)	121,637	26,370,902
Hooker Furniture Corp. (b)	56,516	1,910,806
Hovnanian Enterprises, Inc. Class A (a)	22,827	1,313,009
Installed Building Products, Inc. (b)	108,337	11,847,734
iRobot Corp. (a)(b)	135,488	16,815,416
KB Home	421,846	17,034,141
Koss Corp. (a)(b)	15,934	266,257
La-Z-Boy, Inc.	225,408	9,604,635
Legacy Housing Corp. (a)(b)	19,089	299,888
LGI Homes, Inc. (a)(b)	108,941	11,901,804
Lifetime Brands, Inc.	49,035	635,984
Live Ventures, Inc. (a)	13,437	314,426
Lovesac (a)(b)	50,318	2,902,845
M.D.C. Holdings, Inc.	258,281	14,610,956
M/I Homes, Inc. (a)	140,758	7,023,824
Meritage Homes Corp. (a)	180,657	15,231,192
Mohawk Group Holdings, Inc. (a)(b)	45,891	1,830,133
New Home Co. LLC (a)	59,315	281,746
Nova LifeStyle, Inc. (a)	18,912	54,845
Purple Innovation, Inc. (a)	117,193	4,311,530
Skyline Champion Corp. (a)	256,170	11,335,523
Sonos, Inc. (a)	427,864	16,661,024
Taylor Morrison Home Corp. (a)	620,246	17,062,967
Tempur Sealy International, Inc.	920,253	30,745,653
Toll Brothers, Inc.	547,798	29,263,369
TopBuild Corp. (a)	157,725	30,032,417
TRI Pointe Homes, Inc. (a)	612,943	11,645,917
Tupperware Brands Corp. (a)	236,405	7,226,901
Turtle Beach Corp. (a)(b)	73,790	2,206,321
Universal Electronics, Inc. (a)	65,658	3,820,639
VOXX International Corp. (a)	75,331	1,561,612
Vuzix Corp. (a)(b)	183,670	3,456,669
ZAGG, Inc. rights (a)(c)	138,785	12,491
		344,103,309
Internet & Direct Marketing Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	118,043	3,338,256
Blue Apron Holdings, Inc. Class A (a)(b)	89,331	787,006
CarParts.com, Inc. (a)(b)	173,151	3,069,967
Chewy, Inc. (a)(b)	361,091	36,672,402
Doordash, Inc. (b)	164,512	27,883,139
Duluth Holdings, Inc. (a)	64,446	900,955
Groupon, Inc. (a)(b)	111,102	4,821,827
GrubHub, Inc. (a)	445,509	28,543,762
iMedia Brands, Inc. (a)	41,350	281,180
Lands' End, Inc. (a)(b)	79,540	2,628,002
Leaf Group Ltd. (a)	92,282	509,397
Liquidity Services, Inc. (a)	124,431	1,942,368
Magnite, Inc. (a)(b)	537,234	26,254,626
Monaker Group, Inc. (a)	17,436	50,564
Overstock.com, Inc. (a)(b)	204,178	13,714,636
PetMed Express, Inc. (b)	99,772	3,463,086
Quotient Technology, Inc. (a)	364,911	4,897,106
Qurate Retail, Inc. Series A	1,859,716	23,097,673
Remark Holdings, Inc. (a)(b)	437,381	1,316,517
Revolve Group, Inc. (a)	129,151	5,953,861
RumbleON, Inc. Class B (a)(b)	8,753	316,246
Shutterstock, Inc.	106,022	9,354,321
Stamps.com, Inc. (a)(b)	87,089	15,844,102
Stitch Fix, Inc. (a)(b)	273,578	20,876,737
The RealReal, Inc. (a)	284,857	7,275,248
Waitr Holdings, Inc. (a)	487,946	1,551,668
Wayfair LLC Class A (a)(b)	349,299	100,940,425
		346,285,077
Leisure Products - 1.0%
Acushnet Holdings Corp. (b)	168,981	7,134,378
American Outdoor Brands, Inc. (a)	65,853	1,317,719
Brunswick Corp.	375,872	33,215,809
Callaway Golf Co. (b)	451,231	12,611,906
Clarus Corp.	123,003	2,135,332
Escalade, Inc. (b)	42,521	840,215
Genius Brands International, Inc. (a)(b)	1,144,218	1,945,171
JAKKS Pacific, Inc. (a)	19,880	158,642
Johnson Outdoors, Inc. Class A (b)	35,346	4,265,555
Malibu Boats, Inc. Class A (a)(b)	99,076	7,385,125
Marine Products Corp.	122,059	2,051,812
MasterCraft Boat Holdings, Inc. (a)	87,650	2,246,470
Mattel, Inc. (a)(b)	1,669,958	33,733,152
Nautilus, Inc. (a)(b)	144,928	2,668,124
Peloton Interactive, Inc. Class A (a)	1,227,082	147,826,569
Polaris, Inc.	278,232	32,764,600
Smith & Wesson Brands, Inc.	268,509	4,621,040
Sturm, Ruger & Co., Inc.	83,812	5,715,978
Vinco Ventures, Inc. (a)(b)	64,229	186,264
Vista Outdoor, Inc. (a)	277,833	8,782,301
YETI Holdings, Inc. (a)	358,546	24,657,208
		336,263,370
Multiline Retail - 0.3%
Big Lots, Inc. (b)	170,908	10,859,494
Dillard's, Inc. Class A (b)	35,992	2,868,562
Kohl's Corp.	756,756	41,810,769
Macy's, Inc. (b)	1,486,570	22,610,730
Nordstrom, Inc. (b)	519,094	18,920,976
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	274,316	22,680,447
		119,750,978
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	294,966	8,073,219
Academy Sports & Outdoors, Inc. (b)	141,925	3,400,523
America's Car Mart, Inc. (a)	29,785	4,020,975
American Eagle Outfitters, Inc. (b)	715,907	18,398,810
Asbury Automotive Group, Inc. (a)	80,832	13,696,982
At Home Group, Inc. (a)	259,337	6,532,699
AutoNation, Inc. (a)	283,876	21,296,378
Barnes & Noble Education, Inc. (a)	185,417	1,199,648
Bed Bath & Beyond, Inc. (b)	601,406	16,153,765
Big 5 Sporting Goods Corp.	104,788	1,414,638
Blink Charging Co. (a)(b)	131,074	5,012,270
Boot Barn Holdings, Inc. (a)	141,558	8,552,934
Build-A-Bear Workshop, Inc. (a)	60,976	428,661
Burlington Stores, Inc. (a)	318,036	82,314,078
Caleres, Inc.	179,937	2,853,801
Camping World Holdings, Inc.	177,007	5,540,319
Carvana Co. Class A (a)(b)	270,949	76,814,042
Chico's FAS, Inc. (b)	597,745	1,607,934
Citi Trends, Inc. (b)	53,243	4,147,097
Conn's, Inc. (a)(b)	94,253	1,337,450
Designer Brands, Inc. Class A (b)	273,134	3,411,444
Dick's Sporting Goods, Inc.	316,403	22,581,682
Envela Corp. (a)	16,721	87,785
Express, Inc. (a)(b)	306,263	823,847
Five Below, Inc. (a)	268,573	49,986,807
Floor & Decor Holdings, Inc. Class A (a)	500,004	47,545,380
Foot Locker, Inc.	501,798	24,131,466
GameStop Corp. Class A (a)(b)	256,920	26,139,041
Genesco, Inc. (a)	69,916	3,142,025
Group 1 Automotive, Inc. (b)	83,543	12,735,295
GrowGeneration Corp. (a)(b)	227,839	10,396,294
Guess?, Inc. (b)	176,412	4,447,347
Haverty Furniture Companies, Inc.	85,008	3,074,739
Hibbett Sports, Inc. (a)	72,520	4,660,135
J.Jill, Inc. (a)(b)	13,897	68,234
Kirkland's, Inc. (a)(b)	65,650	1,706,900
Lazydays Holdings, Inc. (a)(b)	34,555	688,336
Leslie's, Inc. (b)	334,502	8,121,709
Lithia Motors, Inc. Class A (sub. vtg.)	125,489	46,926,612
LMP Automotive Holdings, Inc. (a)(b)	27,270	488,951
Lumber Liquidators Holdings, Inc. (a)(b)	139,435	3,453,805
MarineMax, Inc. (a)	106,444	4,752,725
Michaels Companies, Inc. (a)(b)	350,891	5,263,365
Monro, Inc.	161,747	10,026,697
Murphy U.S.A., Inc.	128,587	16,028,370
National Vision Holdings, Inc. (a)(b)	391,298	18,582,742
OneWater Marine, Inc. Class A (b)	57,816	2,058,828
Party City Holdco, Inc. (a)	526,004	4,029,191
Penske Automotive Group, Inc.	137,426	9,342,219
Rent-A-Center, Inc.	235,044	13,576,141
RH (a)(b)	74,839	36,698,800
Sally Beauty Holdings, Inc. (a)	554,626	8,929,479
Shift Technologies, Inc. Class A (a)(b)	340,891	3,016,885
Shoe Carnival, Inc. (b)	40,598	1,987,678
Signet Jewelers Ltd.	251,406	12,514,991
Sleep Number Corp. (a)	133,246	18,272,024
Sonic Automotive, Inc. Class A (sub. vtg.)	116,438	5,368,956
Sportsman's Warehouse Holdings, Inc. (a)	209,070	3,541,646
The Aaron's Co., Inc.	165,000	3,623,400
The Buckle, Inc. (b)	136,462	5,245,599
The Cato Corp. Class A (sub. vtg.) (b)	113,369	1,398,973
The Children's Place Retail Stores, Inc. (a)(b)	71,111	4,924,437
The Container Store Group, Inc. (a)(b)	102,225	1,567,109
The ODP Corp.	224,675	8,598,312
Tilly's, Inc.	115,632	1,193,322
TravelCenters of America LLC (a)	70,403	1,692,488
Urban Outfitters, Inc. (a)	328,672	11,141,981
Vroom, Inc.	166,572	7,370,811
Williams-Sonoma, Inc.	367,654	48,269,294
Winmark Corp.	14,290	2,522,042
Zumiez, Inc. (a)	100,427	4,527,249
		833,479,811
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	722,840	33,734,943
Carter's, Inc.	208,398	17,394,981
Charles & Colvard Ltd. (a)	100,775	239,845
Columbia Sportswear Co.	147,940	15,248,176
Crocs, Inc. (a)	323,638	24,829,507
Crown Crafts, Inc.	3,686	28,124
Culp, Inc.	47,215	814,459
Deckers Outdoor Corp. (a)	135,180	44,083,550
Delta Apparel, Inc. (a)	28,383	773,721
Forward Industries, Inc. (NY Shares) (a)	18,474	66,876
Fossil Group, Inc. (a)(b)	224,891	3,404,850
G-III Apparel Group Ltd. (a)(b)	206,301	5,939,406
Iconix Brand Group, Inc. (a)	74,041	161,409
Kontoor Brands, Inc. (b)	224,136	9,469,746
Lakeland Industries, Inc. (a)(b)	38,768	1,216,928
Levi Strauss & Co. Class A (b)	318,694	7,412,822
lululemon athletica, Inc. (a)	569,097	177,376,153
Movado Group, Inc.	84,900	1,935,720
Oxford Industries, Inc.	80,442	6,132,898
Rocky Brands, Inc.	36,338	1,583,973
Sequential Brands Group, Inc. (a)(b)	4,538	73,743
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	649,594	23,775,140
Steven Madden Ltd.	376,074	13,910,977
Superior Group of Companies, Inc.	42,563	1,013,851
Toughbuilt Industries, Inc. (a)(b)	168,674	190,602
Unifi, Inc. (a)	71,584	1,784,589
Vera Bradley, Inc. (a)	100,367	952,483
Vince Holding Corp. (a)(b)	16,911	145,435
Wolverine World Wide, Inc. (b)	398,090	13,913,246
		407,608,153

TOTAL CONSUMER DISCRETIONARY		4,114,946,502

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Alkaline Water Co., Inc. (a)(b)	336,572	387,058
Boston Beer Co., Inc. Class A (a)	43,920	45,180,943
Celsius Holdings, Inc. (a)(b)	126,289	7,517,984
Coca-Cola Bottling Co. Consolidated	21,910	5,623,421
Eastside Distilling, Inc. (a)(b)	8,987	16,536
Keurig Dr. Pepper, Inc.	2,771,984	84,600,952
MGP Ingredients, Inc. (b)	63,765	4,073,308
National Beverage Corp. (b)	113,780	5,422,755
Newage, Inc. (a)(b)	457,673	1,203,680
REED'S, Inc. (a)	263,774	276,963
		154,303,600
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (b)	224,259	3,626,268
Andersons, Inc.	148,437	3,880,143
BJ's Wholesale Club Holdings, Inc. (a)(b)	658,444	26,456,280
Casey's General Stores, Inc.	176,967	35,740,255
Chefs' Warehouse Holdings (a)	154,056	4,797,304
Grocery Outlet Holding Corp. (a)	413,470	14,880,785
HF Foods Group, Inc. (a)(b)	160,448	1,182,502
iFresh, Inc. (a)	80,491	132,810
Ingles Markets, Inc. Class A	69,260	3,598,750
Natural Grocers by Vitamin Cottage, Inc. (b)	52,877	744,508
Performance Food Group Co. (a)	641,048	34,770,444
PriceSmart, Inc.	112,181	10,819,857
Rite Aid Corp. (a)(b)	267,152	5,230,836
SpartanNash Co. (b)	177,103	3,228,588
Sprouts Farmers Market LLC (a)	566,479	11,958,372
U.S. Foods Holding Corp. (a)	1,059,613	38,633,490
United Natural Foods, Inc. (a)(b)	266,883	7,059,055
Village Super Market, Inc. Class A	40,945	943,782
Weis Markets, Inc. (b)	77,276	4,130,402
		211,814,431
Food Products - 1.1%
Alico, Inc.	17,841	528,807
Arcadia Biosciences, Inc. (a)(b)	30,854	97,807
B&G Foods, Inc. Class A (b)	304,911	9,247,951
Beyond Meat, Inc. (a)(b)	237,690	34,579,141
Bridgford Foods Corp. (a)	700	10,780
Bunge Ltd.	670,229	51,326,137
Cal-Maine Foods, Inc. (a)(b)	178,149	6,787,477
Calavo Growers, Inc. (b)	78,734	5,924,734
Coffee Holding Co., Inc. (a)	29,362	147,104
Darling Ingredients, Inc. (a)	779,166	49,118,625
Farmer Brothers Co. (a)(b)	70,663	551,878
Flowers Foods, Inc.	948,129	20,621,806
Fresh Del Monte Produce, Inc.	139,787	3,598,117
Freshpet, Inc. (a)	204,712	31,910,507
Hostess Brands, Inc. Class A (a)(b)	619,508	8,914,720
Ingredion, Inc.	320,912	28,946,262
J&J Snack Foods Corp. (b)	72,878	11,570,111
John B. Sanfilippo & Son, Inc. (b)	44,212	3,822,570
Laird Superfood, Inc.	24,259	957,503
Lancaster Colony Corp.	93,233	16,285,008
Landec Corp. (a)	128,834	1,436,499
Lifeway Foods, Inc. (a)	26,937	153,541
Limoneira Co.	78,053	1,196,552
Mission Produce, Inc. (b)	61,722	1,293,693
Pilgrim's Pride Corp. (a)	243,797	5,458,615
Post Holdings, Inc. (a)	292,489	28,096,493
RiceBran Technologies (a)(b)	102,744	98,686
Rocky Mountain Chocolate Factory, Inc.	4,045	21,398
S&W Seed Co. (a)	104,872	349,224
Sanderson Farms, Inc.	94,784	14,454,560
Seaboard Corp.	1,245	4,124,859
Seneca Foods Corp. Class A (a)	35,257	1,920,096
Tattooed Chef, Inc. (a)(b)	149,078	2,971,125
The Hain Celestial Group, Inc. (a)	395,437	16,679,533
The Simply Good Foods Co. (a)	401,120	11,700,670
Tootsie Roll Industries, Inc. (b)	82,317	2,536,187
TreeHouse Foods, Inc. (a)	271,351	13,572,977
Utz Brands, Inc. Class A	216,188	5,463,071
Vital Farms, Inc. (a)(b)	79,784	2,163,742
Whole Earth Brands, Inc. Class A (a)	156,340	2,005,842
		400,644,408
Household Products - 0.2%
Central Garden & Pet Co. (a)	6,108	278,525
Central Garden & Pet Co. Class A (non-vtg.) (a)	237,133	9,843,391
Energizer Holdings, Inc.	278,831	11,655,136
Ocean Bio-Chem, Inc.	18,431	192,604
Oil-Dri Corp. of America (b)	23,820	799,876
Reynolds Consumer Products, Inc. (b)	276,791	7,642,200
Spectrum Brands Holdings, Inc.	187,021	14,503,479
WD-40 Co. (b)	58,197	18,142,915
		63,058,126
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	188,776	4,288,991
Coty, Inc. Class A	1,353,608	10,382,173
Cyanotech Corp. (a)(b)	3,737	14,201
Edgewell Personal Care Co. (b)	262,791	8,038,777
elf Beauty, Inc. (a)	182,022	4,668,864
Guardion Health Sciences, Inc. (a)	429,116	216,575
Herbalife Nutrition Ltd. (a)	467,813	21,042,229
Inter Parfums, Inc.	87,238	6,383,204
LifeVantage Corp. (a)	62,133	543,664
Mannatech, Inc.	4,435	79,076
MedAvail Holdings, Inc. (a)	69	958
MediFast, Inc.	57,041	14,430,803
Natural Alternatives International, Inc. (a)	19,731	309,974
Natural Health Trends Corp.	34,344	232,165
Nature's Sunshine Products, Inc. (a)	72,390	1,192,987
Nu Skin Enterprises, Inc. Class A	244,332	12,504,912
Revlon, Inc. (a)(b)	36,264	410,871
Summer Infant, Inc. (a)	4,081	65,908
United-Guardian, Inc.	6,104	85,456
USANA Health Sciences, Inc. (a)	59,509	5,775,944
Veru, Inc. (a)	254,767	3,520,880
		94,188,612
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	684,713	2,293,789
Turning Point Brands, Inc. (b)	68,085	3,349,782
Universal Corp.	123,154	6,258,686
Vector Group Ltd.	561,027	7,658,019
		19,560,276

TOTAL CONSUMER STAPLES		943,569,453

ENERGY - 1.8%
Energy Equipment & Services - 0.4%
Archrock, Inc. (b)	608,824	6,276,975
Aspen Aerogels, Inc. (a)(b)	134,597	2,994,783
Bristow Group, Inc. (a)	110,797	2,949,416
Cactus, Inc.	228,785	7,291,378
Championx Corp. (a)(b)	896,075	19,059,515
Core Laboratories NV (b)	198,652	7,060,092
Dawson Geophysical Co. (a)	86,896	247,654
DMC Global, Inc. (b)	71,605	4,510,399
Dril-Quip, Inc. (a)	169,367	5,751,703
ENGlobal Corp. (a)(b)	69,518	357,323
Enservco Corp. (a)(b)	5,088	10,278
Exterran Corp. (a)	124,778	682,536
Forum Energy Technologies, Inc. (a)(b)	20,039	427,833
Frank's International NV (a)	589,578	2,670,788
Geospace Technologies Corp. (a)	68,128	671,061
Gulf Island Fabrication, Inc. (a)	50,167	201,671
Helix Energy Solutions Group, Inc. (a)	664,019	3,253,693
Helmerich & Payne, Inc. (b)	522,319	15,006,225
Independence Contract Drilling, Inc. (a)(b)	22,877	143,439
ION Geophysical Corp. (a)	52,303	159,001
KLX Energy Services Holdings, Inc. (a)	23,610	353,914
Liberty Oilfield Services, Inc. Class A (b)	344,254	4,024,329
Mammoth Energy Services, Inc. (a)	164,198	912,941
MIND Technology, Inc. (a)	40,167	97,204
Nabors Industries Ltd.	30,874	3,427,323
Natural Gas Services Group, Inc. (a)	51,774	538,450
NCS Multistage Holdings, Inc. (a)	2,918	111,176
Newpark Resources, Inc. (a)	440,816	1,525,223
Nextier Oilfield Solutions, Inc. (a)	764,271	3,553,860
Nine Energy Service, Inc. (a)	75,998	258,393
Nuverra Environmental Solutions, Inc. (a)	27,512	63,002
Oceaneering International, Inc. (a)	467,901	5,521,232
Oil States International, Inc. (a)	301,433	2,209,504
Patterson-UTI Energy, Inc.	901,584	6,671,722
Profire Energy, Inc. (a)	143,347	159,115
ProPetro Holding Corp. (a)	399,431	4,581,474
Ranger Energy Services, Inc. Class A (a)	20,663	113,853
RigNet, Inc. (a)	71,199	660,015
RPC, Inc. (a)(b)	275,755	1,751,044
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(c)(d)	42	0
Series B warrants 7/27/21 (a)(c)(d)	42	0
SEACOR Marine Holdings, Inc. (a)	91,533	362,471
Select Energy Services, Inc. Class A (a)	319,356	2,018,330
Smart Sand, Inc. (a)(b)	100,045	326,147
Solaris Oilfield Infrastructure, Inc. Class A	153,664	1,814,772
Superior Drilling Products, Inc. (a)(b)	61,142	57,957
Technip Energies NV ADR (a)	21,496	272,354
TechnipFMC PLC	2,007,482	16,501,502
TETRA Technologies, Inc. (a)	568,895	1,422,238
Tidewater, Inc. (a)	193,127	2,406,362
Transocean Ltd. (United States) (a)(b)	2,765,202	9,595,251
U.S. Silica Holdings, Inc.	353,358	4,703,195
U.S. Well Services, Inc. (a)(b)	175,672	310,939
		156,051,055
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp. (a)(b)	37,558	145,349
Adams Resources & Energy, Inc.	9,725	282,998
Aemetis, Inc. (a)	88,655	871,479
Alto Ingredients, Inc. (a)(b)	223,039	1,445,293
Altus Midstream Co. (b)	14,634	774,724
American Resources Corp. (a)(b)	67,987	353,532
Amplify Energy Corp. New (b)	192,796	562,964
Antero Midstream GP LP	1,396,782	12,319,617
Antero Resources Corp. (a)	1,197,041	10,773,369
Arch Resources, Inc. (b)	70,289	3,368,249
Barnwell Industries, Inc. (a)	11,088	35,371
Berry Petroleum Corp.	279,701	1,387,317
Bonanza Creek Energy, Inc. (a)	88,263	2,818,238
Brigham Minerals, Inc. Class A	166,078	2,376,576
Callon Petroleum Co. (a)(b)	190,682	4,875,739
Camber Energy, Inc. (a)	124,269	178,947
Centennial Resource Development, Inc. Class A (a)(b)	979,757	3,879,838
Centrus Energy Corp. Class A (a)	41,668	978,781
Cheniere Energy, Inc. (a)	1,101,847	74,253,469
Cimarex Energy Co.	496,871	28,813,549
Clean Energy Fuels Corp. (a)	555,261	7,240,603
CNX Resources Corp. (a)(b)	1,080,300	13,622,583
Comstock Resources, Inc. (a)(b)	247,772	1,414,778
CONSOL Energy, Inc. (a)(b)	142,534	1,540,793
Contango Oil & Gas Co. (a)(b)	673,825	3,281,528
Continental Resources, Inc. (b)	304,974	7,374,271
CVR Energy, Inc. (b)	130,697	2,885,790
Delek U.S. Holdings, Inc.	295,964	7,268,876
Denbury, Inc. (a)	238,421	10,192,498
Diamond S Shipping, Inc. (a)	121,970	987,957
Dorian LPG Ltd. (a)	162,318	2,020,859
Earthstone Energy, Inc. (a)	106,067	750,954
EQT Corp.	1,323,246	23,540,546
Equitrans Midstream Corp.	1,951,525	14,109,526
Evolution Petroleum Corp. (b)	142,653	506,418
Falcon Minerals Corp.	182,062	719,145
Gevo, Inc. (a)(b)	523,507	5,083,253
Goodrich Petroleum Corp. (a)	27,152	263,646
Green Plains, Inc. (a)(b)	197,099	4,990,547
Hallador Energy Co.	76,925	122,311
Highpoint Resources, Inc. (a)(b)	11,538	116,303
Houston American Energy Corp. (a)(b)	7,757	17,531
International Seaways, Inc.	139,823	2,424,531
Kosmos Energy Ltd.	1,938,518	5,970,635
Laredo Petroleum, Inc. (a)(b)	43,913	1,431,125
Magnolia Oil & Gas Corp. Class A (a)	590,020	7,115,641
Matador Resources Co. (b)	520,457	10,872,347
Mexco Energy Corp. (a)(b)	2,080	17,264
Murphy Oil Corp. (b)	736,963	12,034,606
NACCO Industries, Inc. Class A	20,158	502,741
New Fortress Energy LLC	82,707	3,908,733
Nextdecade Corp. (a)(b)	476,149	942,775
Northern Oil & Gas, Inc. (a)	147,580	1,959,862
Overseas Shipholding Group, Inc. (a)	327,576	720,667
Ovintiv, Inc.	1,247,342	28,776,180
Par Pacific Holdings, Inc. (a)	186,083	3,288,087
PBF Energy, Inc. Class A	461,183	6,548,799
PDC Energy, Inc. (a)	482,884	16,876,796
Peabody Energy Corp. (a)	347,440	1,493,992
Pedevco Corp. (a)	6,070	9,712
Penn Virginia Corp. (a)(b)	79,969	1,170,746
Phx Minerals, Inc. Class A	84,554	296,785
PrimeEnergy Corp. (a)(b)	4,183	195,764
QEP Resources, Inc.	1,151,745	3,962,003
Range Resources Corp. (a)	1,240,928	11,962,546
Renewable Energy Group, Inc. (a)(b)	173,061	13,458,954
Rex American Resources Corp. (a)(b)	26,022	2,447,890
Riley Exploration Permian, Inc.	46,660	115,250
Ring Energy, Inc. (a)(b)	300,992	668,202
SandRidge Energy, Inc. (a)	160,445	803,829
SilverBow Resources, Inc. (a)(b)	25,559	204,472
SM Energy Co.	523,067	7,249,709
Southwestern Energy Co. (a)	3,119,094	12,632,331
Talos Energy, Inc. (a)	99,929	1,058,248
Targa Resources Corp.	1,104,795	34,171,309
Tellurian, Inc. (a)(b)	867,041	2,679,157
Torchlight Energy Resources, Inc. (a)(b)	587,158	1,456,152
U.S. Energy Corp. (a)(b)	1,627	7,598
Uranium Energy Corp. (a)(b)	917,347	1,944,776
VAALCO Energy, Inc. (a)	270,263	886,463
Vertex Energy, Inc. (a)(b)	110,097	169,549
W&T Offshore, Inc. (a)(b)	443,687	1,459,730
Westwater Resources, Inc. (a)(b)	65,698	403,386
Whiting Petroleum Corp. (a)	181,258	6,217,149
World Fuel Services Corp.	301,883	9,382,524
		478,445,130

TOTAL ENERGY		634,496,185

FINANCIALS - 13.2%
Banks - 4.9%
1st Constitution Bancorp	41,322	725,201
1st Source Corp.	80,104	3,554,214
ACNB Corp.	42,632	1,177,070
Allegiance Bancshares, Inc.	98,492	3,708,224
Altabancorp	88,016	3,029,511
Amalgamated Bank	141,004	2,476,030
Amerant Bancorp, Inc. Class A (a)	113,833	1,874,830
American National Bankshares, Inc.	49,866	1,545,846
American River Bankshares	17,301	255,882
Ameris Bancorp	334,343	15,928,101
AmeriServ Financial, Inc.	29,733	115,959
Ames National Corp.	29,574	676,062
Arrow Financial Corp.	74,454	2,372,104
Associated Banc-Corp. (b)	743,963	14,990,854
Atlantic Capital Bancshares, Inc. (a)	116,659	2,374,011
Atlantic Union Bankshares Corp.	371,053	13,628,777
Auburn National Bancorp., Inc. (b)	5,397	211,023
Banc of California, Inc.	212,849	3,950,477
BancFirst Corp. (b)	93,235	5,955,852
Bancorp, Inc., Delaware (a)	248,308	5,033,203
BancorpSouth Bank (b)	469,789	14,121,857
Bank First National Corp. (b)	29,165	2,038,634
Bank of Commerce Holdings	96,497	1,048,922
Bank of Hawaii Corp. (b)	190,778	16,693,075
Bank of Marin Bancorp	62,562	2,314,794
Bank of South Carolina Corp.	11,284	199,050
Bank of the James Financial Group, Inc.	200	2,958
Bank OZK	577,897	23,820,914
Bank7 Corp.	254	4,148
BankFinancial Corp.	79,534	751,596
BankUnited, Inc.	443,166	17,810,842
Bankwell Financial Group, Inc. (b)	40,214	997,307
Banner Corp.	164,326	8,508,800
Bar Harbor Bankshares	74,348	2,081,001
BayCom Corp. (a)	58,769	1,004,362
BCB Bancorp, Inc.	73,258	969,203
Berkshire Hills Bancorp, Inc.	234,565	4,728,830
BOK Financial Corp.	155,908	13,417,442
Boston Private Financial Holdings, Inc.	394,293	5,425,472
Bridge Bancorp, Inc. (b)	189,176	5,563,666
Brookline Bancorp, Inc., Delaware (b)	395,723	5,631,138
Bryn Mawr Bank Corp.	102,345	3,871,711
Business First Bancshares, Inc. (b)	89,937	1,975,916
Byline Bancorp, Inc.	124,884	2,487,689
C & F Financial Corp. (b)	12,095	526,133
Cadence Bancorp Class A	623,817	12,800,725
Cambridge Bancorp	31,124	2,372,271
Camden National Corp.	76,877	3,115,825
Capital City Bank Group, Inc.	61,468	1,517,645
Capstar Financial Holdings, Inc.	64,046	1,038,186
Carter Bankshares, Inc.	113,445	1,342,054
Cathay General Bancorp	365,503	13,757,533
CB Financial Services, Inc.	33,968	691,249
CBTX, Inc.	92,471	2,697,379
Central Pacific Financial Corp.	143,053	3,237,289
Central Valley Community Bancorp	60,316	1,065,784
Century Bancorp, Inc. Class A (non-vtg.)	14,628	1,326,028
Chemung Financial Corp.	14,522	511,320
ChoiceOne Financial Services, Inc. (b)	25,985	659,499
CIT Group, Inc.	471,203	21,369,056
Citizens & Northern Corp.	64,037	1,339,654
Citizens Community Bancorp, Inc.	15,344	172,620
Citizens Holding Co.	17,309	338,737
City Holding Co.	81,635	6,139,768
Civista Bancshares, Inc.	70,918	1,363,753
CNB Financial Corp., Pennsylvania	73,273	1,700,666
Coastal Financial Corp. of Washington (a)	36,180	1,013,040
Codorus Valley Bancorp, Inc.	37,804	636,997
Colony Bankcorp, Inc.	11,155	160,074
Columbia Banking Systems, Inc. (b)	348,134	15,418,855
Commerce Bancshares, Inc. (b)	508,550	37,647,957
Community Bank System, Inc. (b)	258,273	18,386,455
Community Bankers Trust Corp.	168,702	1,309,128
Community Financial Corp.	23,730	719,019
Community Trust Bancorp, Inc.	76,690	3,133,553
Community West Bancshares	400	3,952
ConnectOne Bancorp, Inc.	170,153	3,952,654
County Bancorp, Inc. (b)	24,663	557,630
CrossFirst Bankshares, Inc. (a)(b)	221,415	2,955,890
Cullen/Frost Bankers, Inc.	267,884	27,967,090
Customers Bancorp, Inc. (a)	141,707	3,794,913
CVB Financial Corp.	616,294	13,194,855
Eagle Bancorp Montana, Inc.	27,441	597,391
Eagle Bancorp, Inc.	151,043	7,384,492
East West Bancorp, Inc.	680,627	49,114,044
Eastern Bankshares, Inc.	900,892	15,864,708
Emclaire Financial Corp.	100	2,640
Enterprise Bancorp, Inc.	36,527	1,059,283
Enterprise Financial Services Corp.	144,631	6,219,133
Equity Bancshares, Inc. (a)	71,250	1,852,500
Esquire Financial Holdings, Inc. (a)(b)	19,033	424,817
Evans Bancorp, Inc.	16,919	548,176
Farmers & Merchants Bancorp, Inc.	48,925	1,127,721
Farmers National Banc Corp.	139,671	1,933,047
FB Financial Corp.	150,468	6,381,348
Fidelity D & D Bancorp, Inc. (b)	16,387	830,821
Financial Institutions, Inc.	88,335	2,418,612
First Bancorp, North Carolina (b)	144,273	5,809,874
First Bancorp, Puerto Rico	860,614	9,027,841
First Bancshares, Inc.	106,130	3,403,589
First Bank Hamilton New Jersey	73,066	770,846
First Busey Corp.	248,878	5,696,817
First Business Finance Services, Inc. (b)	36,856	818,203
First Capital, Inc. (b)	13,919	668,808
First Choice Bancorp	42,084	832,842
First Citizens Bancshares, Inc.	34,791	25,671,931
First Commonwealth Financial Corp.	581,329	7,795,622
First Community Bankshares, Inc.	78,863	2,023,625
First Community Corp.	49,271	878,009
First Financial Bancorp, Ohio	490,188	10,994,917
First Financial Bankshares, Inc. (b)	689,468	30,791,641
First Financial Corp., Indiana	66,278	2,808,862
First Financial Northwest, Inc.	38,007	504,733
First Foundation, Inc.	191,317	4,371,593
First Guaranty Bancshares, Inc.	561	9,290
First Hawaiian, Inc.	624,051	17,404,782
First Horizon National Corp.	2,680,116	43,417,879
First Internet Bancorp	42,622	1,395,871
First Interstate Bancsystem, Inc.	163,643	7,432,665
First Merchants Corp.	263,263	11,070,209
First Mid-Illinois Bancshares, Inc.	65,137	2,370,335
First Midwest Bancorp, Inc., Delaware	558,258	11,042,343
First National Corp.	200	3,460
First Northwest Bancorp	28,933	471,029
First of Long Island Corp.	117,085	2,175,439
First Savings Financial Group, Inc.	1,305	81,576
First U.S. Bancshares, Inc.	8,386	74,635
First United Corp.	30,619	554,204
Flushing Financial Corp.	140,927	2,924,235
FNB Corp., Pennsylvania	1,565,138	18,515,583
FNCM Bancorp, Inc.	76,169	536,230
Franklin Financial Services Corp.	17,501	480,577
Fulton Financial Corp. (b)	793,612	12,261,305
FVCBankcorp, Inc. (a)	46,750	738,650
German American Bancorp, Inc. (b)	126,052	4,966,449
Glacier Bancorp, Inc.	464,666	25,184,897
Glen Burnie Bancorp	18,315	205,311
Great Southern Bancorp, Inc.	58,083	3,066,202
Great Western Bancorp, Inc.	258,071	6,924,045
Guaranty Bancshares, Inc. Texas	51,862	1,581,791
Hancock Whitney Corp. (b)	409,076	15,442,619
Hanmi Financial Corp.	161,158	2,759,025
HarborOne Bancorp, Inc.	293,534	3,507,731
Hawthorn Bancshares, Inc. (b)	53,198	1,071,408
HBT Financial, Inc.	46,997	758,532
Heartland Financial U.S.A., Inc.	167,837	7,844,701
Heritage Commerce Corp.	295,362	2,808,893
Heritage Financial Corp., Washington	173,323	4,487,332
Hilltop Holdings, Inc. (b)	315,610	10,427,754
Home Bancshares, Inc.	721,070	17,622,951
HomeTrust Bancshares, Inc.	84,570	1,956,950
Hope Bancorp, Inc.	567,235	7,464,813
Horizon Bancorp, Inc. Indiana	191,135	3,413,671
Howard Bancorp, Inc. (a)	42,944	590,480
Independent Bank Corp.	118,499	2,449,374
Independent Bank Corp., Massachusetts (b)	159,793	13,663,899
Independent Bank Group, Inc.	175,396	12,223,347
International Bancshares Corp.	268,623	11,706,590
Investar Holding Corp.	40,668	780,826
Investors Bancorp, Inc.	1,112,937	14,846,580
Lakeland Bancorp, Inc.	245,474	3,849,032
Lakeland Financial Corp. (b)	124,876	8,610,200
Landmark Bancorp, Inc.	372	9,107
LCNB Corp. (b)	59,345	1,007,085
Level One Bancorp, Inc.	22,971	491,579
Limestone Bancorp, Inc. (a)	20,885	314,528
Live Oak Bancshares, Inc.	136,705	7,533,813
Macatawa Bank Corp.	119,957	1,059,220
Mackinac Financial Corp.	22,774	293,785
Mainstreet Bancshares, Inc. (a)(b)	23,042	428,581
Malvern Bancorp, Inc. (a)	81,605	1,415,847
Mercantile Bank Corp.	82,951	2,425,487
Meridian Bank/Malvern, PA	300	7,332
Metrocity Bankshares, Inc. (b)	34,625	494,791
Metropolitan Bank Holding Corp. (a)(b)	37,512	1,940,496
Mid Penn Bancorp, Inc.	38,753	911,471
Middlefield Banc Corp. (b)	17,217	385,144
Midland States Bancorp, Inc.	108,664	2,662,268
MidWestOne Financial Group, Inc.	61,457	1,686,380
MVB Financial Corp.	60,252	1,964,215
National Bank Holdings Corp.	149,373	5,788,204
National Bankshares, Inc. (b)	30,379	1,007,368
NBT Bancorp, Inc.	218,205	7,905,567
Nicolet Bankshares, Inc. (a)(b)	46,261	3,425,627
Northeast Bank	44,271	1,149,718
Northrim Bancorp, Inc.	32,146	1,237,300
Norwood Financial Corp.	25,663	655,433
Oak Valley Bancorp Oakdale California (b)	988	15,966
OceanFirst Financial Corp.	297,681	6,468,608
OFG Bancorp	246,657	4,762,947
Ohio Valley Banc Corp. (b)	14,225	345,525
Old National Bancorp, Indiana (b)	792,903	14,375,331
Old Point Financial Corp.	8,643	175,626
Old Second Bancorp, Inc.	137,721	1,648,520
Origin Bancorp, Inc.	102,616	3,515,624
Orrstown Financial Services, Inc.	49,439	963,072
Pacific Mercantile Bancorp (a)	74,732	553,017
Pacific Premier Bancorp, Inc. (b)	448,670	18,081,401
PacWest Bancorp	555,509	20,131,646
Park National Corp.	68,608	8,507,392
Parke Bancorp, Inc.	46,200	838,530
Pathfinder Bancorp, Inc.	200	2,970
Patriot National Bancorp, Inc. (a)	1,376	14,310
PCB Bancorp	58,618	816,549
Peapack-Gladstone Financial Corp.	85,204	2,343,962
Penns Woods Bancorp, Inc.	27,874	664,237
Peoples Bancorp of North Carolina (b)	30,748	718,888
Peoples Bancorp, Inc. (b)	96,806	3,014,539
Peoples Financial Services Corp.	30,443	1,274,953
Pinnacle Financial Partners, Inc.	367,691	29,845,478
Plumas Bancorp	200	5,002
Popular, Inc.	410,704	27,443,241
Preferred Bank, Los Angeles	66,814	3,871,871
Premier Financial Bancorp, Inc.	39,963	621,025
Professional Holdings Corp. (A Shares) (b)	38,201	611,216
Prosperity Bancshares, Inc.	446,774	32,824,486
QCR Holdings, Inc.	78,151	3,235,451
RBB Bancorp	72,154	1,356,495
Red River Bancshares, Inc.	11,824	613,666
Reliant Bancorp, Inc.	67,458	1,491,496
Renasant Corp.	268,646	10,552,415
Republic Bancorp, Inc., Kentucky Class A (b)	51,796	2,177,504
Republic First Bancorp, Inc. (a)	240,926	855,287
Richmond Mutual Bancorp., Inc.	59,898	783,466
S&T Bancorp, Inc.	190,026	5,487,951
Salisbury Bancorp, Inc.	200	8,162
Sandy Spring Bancorp, Inc. (b)	226,252	8,502,550
SB Financial Group, Inc. (b)	31,466	544,047
Seacoast Banking Corp., Florida (a)(b)	275,794	9,914,794
Select Bancorp, Inc. New (a)	79,828	873,318
ServisFirst Bancshares, Inc. (b)	224,447	11,123,593
Shore Bancshares, Inc.	41,535	635,486
Sierra Bancorp	71,467	1,704,488
Signature Bank	274,769	59,993,063
Silvergate Capital Corp. (a)	89,073	11,362,152
Simmons First National Corp. Class A (b)	515,369	15,090,004
SmartFinancial, Inc.	65,632	1,378,272
Sound Financial Bancorp, Inc.	300	10,719
South Plains Financial, Inc.	18,320	353,576
South State Corp.	341,554	26,934,948
Southern First Bancshares, Inc. (a)	40,709	1,791,196
Southern National Bancorp of Virginia, Inc.	92,116	1,308,047
Southside Bancshares, Inc.	146,922	5,080,563
Spirit of Texas Bancshares, Inc.	84,372	1,751,563
Sterling Bancorp	926,782	20,231,651
Stock Yards Bancorp, Inc. (b)	104,314	5,139,551
Summit Financial Group, Inc.	29,303	705,909
Summit State Bank	200	3,240
Synovus Financial Corp.	721,199	30,513,930
TCF Financial Corp.	732,684	32,838,897
Texas Capital Bancshares, Inc. (a)	242,133	18,450,535
The Bank of Princeton	25,818	678,239
The Fauquier Bank	800	16,096
The First Bancorp, Inc.	39,635	1,013,071
Tompkins Financial Corp.	58,765	4,544,297
TowneBank	312,718	9,018,787
Trico Bancshares	128,447	5,532,212
TriState Capital Holdings, Inc. (a)	126,488	2,902,900
Triumph Bancorp, Inc. (a)	108,313	8,307,607
Trustmark Corp.	299,070	9,019,951
UMB Financial Corp.	208,457	17,587,517
Umpqua Holdings Corp.	1,054,509	18,000,469
Union Bankshares, Inc.	25,753	708,723
United Bancorp, Inc.	40,892	592,934
United Bancshares, Inc.	200	4,770
United Bankshares, Inc., West Virginia (b)	619,557	22,892,631
United Community Bank, Inc. (b)	419,620	13,872,637
United Security Bancshares, California	22,642	168,909
Unity Bancorp, Inc.	52,774	1,047,564
Univest Corp. of Pennsylvania	153,534	3,861,380
Valley National Bancorp	1,937,037	23,728,703
Veritex Holdings, Inc.	242,075	7,039,541
Village Bank & Trust Financial Corp. (a)(b)	8,718	320,561
Washington Trust Bancorp, Inc.	78,964	3,754,738
Webster Financial Corp.	433,786	23,992,704
WesBanco, Inc.	316,773	10,225,432
West Bancorp., Inc.	75,032	1,712,981
Westamerica Bancorp.	128,981	7,753,048
Western Alliance Bancorp.	486,875	44,553,931
Wintrust Financial Corp.	282,187	20,785,894
		1,747,884,470
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	216,786	30,343,536
Apollo Global Management LLC Class A	996,653	49,294,457
Ares Management Corp.	452,482	23,520,014
Artisan Partners Asset Management, Inc.	274,904	13,057,940
Ashford, Inc. (a)	7,062	64,052
Assetmark Financial Holdings, Inc. (a)	77,757	1,837,398
Associated Capital Group, Inc.	19,342	659,562
B. Riley Financial, Inc.	81,648	5,374,071
BGC Partners, Inc. Class A (b)	1,491,979	6,684,066
Blucora, Inc. (a)	227,074	3,678,599
BrightSphere Investment Group, Inc.	307,780	5,570,818
Carlyle Group LP	550,953	18,870,140
Cohen & Co., Inc. (a)	1,650	28,248
Cohen & Steers, Inc. (b)	111,219	7,160,279
Cowen Group, Inc. Class A (b)	145,958	4,940,678
Diamond Hill Investment Group, Inc.	14,062	1,994,695
Donnelley Financial Solutions, Inc. (a)	138,839	3,608,426
Evercore, Inc. Class A	192,964	23,111,298
FactSet Research Systems, Inc.	181,442	55,142,038
Federated Hermes, Inc. Class B (non-vtg.)	448,191	11,975,664
Focus Financial Partners, Inc. Class A (a)(b)	164,345	7,725,858
GAMCO Investors, Inc. Class A	21,697	412,243
Greenhill & Co., Inc. (b)	69,158	1,043,594
Hamilton Lane, Inc. Class A	146,451	13,092,719
Hennessy Advisors, Inc. (b)	9,579	81,613
Heritage Global, Inc. (a)	17,766	62,181
Houlihan Lokey	244,877	15,564,382
Interactive Brokers Group, Inc.	385,623	27,915,249
Janus Henderson Group PLC	820,076	23,970,821
KKR & Co. LP	2,727,198	124,251,141
Lazard Ltd. Class A	536,820	20,769,566
LPL Financial	379,144	49,872,602
Manning & Napier, Inc. Class A	53,255	397,282
Medley Management, Inc. (a)(b)	3,210	29,404
Moelis & Co. Class A	267,156	13,795,936
Morningstar, Inc.	102,667	23,023,075
Open Lending Corp. (a)	429,992	16,442,894
Oppenheimer Holdings, Inc. Class A (non-vtg.)	44,930	1,702,847
Piper Jaffray Companies (b)	68,621	7,295,785
PJT Partners, Inc. (b)	112,630	7,852,564
Pzena Investment Management, Inc. (b)	60,039	553,560
Safeguard Scientifics, Inc. (a)	95,305	729,083
Sculptor Capital Management, Inc. Class A	91,651	1,891,677
SEI Investments Co.	571,998	32,031,888
Siebert Financial Corp. (a)(b)	58,418	272,812
Silvercrest Asset Management Group Class A (b)	18,263	256,413
StepStone Group, Inc. Class A (b)	107,824	3,882,742
Stifel Financial Corp.	626,372	38,258,802
StoneX Group, Inc. (a)	76,089	4,389,574
The Blackstone Group LP	3,228,069	223,479,217
Tradeweb Markets, Inc. Class A	436,846	31,798,020
U.S. Global Investments, Inc. Class A (b)	55,489	387,868
Value Line, Inc.	10,562	304,819
Victory Capital Holdings, Inc.	72,251	1,715,961
Virtu Financial, Inc. Class A	352,147	9,603,049
Virtus Investment Partners, Inc.	33,954	8,519,059
Waddell & Reed Financial, Inc. Class A	290,604	7,291,254
Westwood Holdings Group, Inc.	42,478	732,746
WisdomTree Investments, Inc. (b)	522,621	2,769,891
		991,086,170
Consumer Finance - 0.7%
Ally Financial, Inc.	1,793,533	74,431,620
Atlanticus Holdings Corp. (a)(b)	29,980	787,874
Consumer Portfolio Services, Inc. (a)	69,583	289,465
Credit Acceptance Corp. (a)(b)	58,502	21,237,396
CURO Group Holdings Corp.	77,925	1,127,575
Elevate Credit, Inc. (a)	99,816	407,249
Encore Capital Group, Inc. (a)(b)	152,346	5,091,403
Enova International, Inc. (a)	170,359	5,230,021
EZCORP, Inc. (non-vtg.) Class A (a)(b)	240,307	1,153,474
First Cash Financial Services, Inc.	200,236	12,678,944
Green Dot Corp. Class A (a)	254,838	12,043,644
LendingClub Corp. (a)	372,814	4,015,207
LendingTree, Inc. (a)(b)	52,019	13,986,349
Medallion Financial Corp. (a)	77,873	539,660
Navient Corp.	892,021	11,043,220
Nelnet, Inc. Class A	101,781	7,389,301
Nicholas Financial, Inc. (a)	72,274	741,531
OneMain Holdings, Inc.	398,638	18,700,109
Oportun Financial Corp. (a)	81,098	1,323,519
PRA Group, Inc. (a)	232,316	8,563,168
PROG Holdings, Inc.	324,245	16,212,250
Regional Management Corp.	48,538	1,571,175
Santander Consumer U.S.A. Holdings, Inc.	334,230	8,355,750
SLM Corp.	1,801,263	28,441,943
World Acceptance Corp. (a)(b)	19,709	2,494,174
		257,856,021
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc. (b)	23,712	674,369
Alerus Financial Corp. (b)	52,046	1,431,785
Cannae Holdings, Inc. (a)	419,546	15,670,043
Equitable Holdings, Inc.	1,922,784	56,856,723
FlexShopper, Inc. (a)	60,932	175,484
Jefferies Financial Group, Inc.	994,118	28,869,187
LM Funding America, Inc. (a)	65,423	101,406
Marlin Business Services Corp. (b)	41,479	630,481
Voya Financial, Inc. (b)	609,169	36,720,707
		141,130,185
Insurance - 2.7%
Alleghany Corp.	68,998	44,602,377
AMBAC Financial Group, Inc. (a)	224,268	3,801,343
American Equity Investment Life Holding Co.	442,041	12,213,593
American Financial Group, Inc.	338,197	36,085,620
American National Group, Inc.	45,741	4,117,605
Amerisafe, Inc.	94,576	5,534,588
Arch Capital Group Ltd. (a)	1,957,120	70,104,038
Argo Group International Holdings, Ltd. (b)	151,898	7,019,207
Assured Guaranty Ltd.	316,622	14,001,025
Athene Holding Ltd. (a)	608,284	27,731,668
Atlantic American Corp. (a)	39,634	177,164
Axis Capital Holdings Ltd.	387,253	19,567,894
Brighthouse Financial, Inc. (a)	428,657	17,099,128
Brown & Brown, Inc.	1,140,334	52,341,331
BRP Group, Inc. (a)	205,782	5,459,396
Citizens, Inc. Class A (a)(b)	231,810	1,407,087
CNA Financial Corp.	137,042	5,829,767
CNO Financial Group, Inc. (b)	671,468	16,155,520
Conifer Holdings, Inc. (a)	13,147	47,198
Crawford & Co.:
Class A	49,698	467,161
Class B	51,302	466,848
Donegal Group, Inc. Class A	93,713	1,283,868
eHealth, Inc. (a)(b)	122,558	7,282,396
Employers Holdings, Inc.	138,703	4,617,423
Enstar Group Ltd. (a)	64,335	13,676,978
Erie Indemnity Co. Class A	119,759	28,993,654
FBL Financial Group, Inc. Class A	48,845	2,786,119
Fednat Holding Co.	49,542	342,831
FG Financial Group, Inc. (a)	6,863	31,021
First American Financial Corp.	537,419	28,235,994
FNF Group	1,411,871	54,046,422
Genworth Financial, Inc. Class A (a)	2,199,858	6,863,557
GoHealth, Inc. (a)(b)	198,059	2,687,661
Goosehead Insurance	77,043	9,980,150
Greenlight Capital Re, Ltd. (a)	148,790	1,159,074
Hallmark Financial Services, Inc. (a)	66,693	246,097
Hanover Insurance Group, Inc.	182,261	21,023,806
HCI Group, Inc. (b)	31,324	1,812,720
Heritage Insurance Holdings, Inc.	126,472	1,228,043
Horace Mann Educators Corp.	195,524	7,535,495
Independence Holding Co.	35,646	1,354,904
Investors Title Co.	6,973	1,058,292
James River Group Holdings Ltd.	145,341	6,672,605
Kemper Corp.	296,553	22,425,338
Kingstone Companies, Inc.	38,480	271,669
Kinsale Capital Group, Inc.	103,476	18,217,985
Lemonade, Inc. (a)(b)	82,585	10,388,367
Maiden Holdings Ltd. (a)	310,745	839,012
Markel Corp. (a)	66,265	72,149,332
MBIA, Inc. (a)	248,204	1,811,889
Mercury General Corp.	132,604	7,744,074
National Western Life Group, Inc.	10,472	2,186,868
NI Holdings, Inc. (a)	44,844	799,569
Old Republic International Corp.	1,354,817	26,188,613
Palomar Holdings, Inc. (a)(b)	104,458	8,892,510
Primerica, Inc.	189,396	26,748,397
ProAssurance Corp.	244,865	6,060,409
ProSight Global, Inc. (a)	37,689	476,389
Protective Insurance Corp. Class B	47,715	1,093,151
Reinsurance Group of America, Inc.	326,438	39,900,517
RenaissanceRe Holdings Ltd.	245,615	41,012,793
RLI Corp. (b)	192,042	20,037,662
Root, Inc. (b)	148,789	2,007,164
Safety Insurance Group, Inc.	65,595	5,187,253
Selective Insurance Group, Inc.	288,765	19,586,930
Selectquote, Inc. (b)	157,229	4,795,485
Siriuspoint Ltd. (a)	407,055	4,156,032
State Auto Financial Corp.	85,309	1,598,691
Stewart Information Services Corp.	129,669	6,120,377
Tiptree, Inc. (b)	126,062	631,571
Trean Insurance Group, Inc. (a)	40,417	683,856
Trupanion, Inc. (a)	157,034	15,194,610
United Fire Group, Inc.	103,869	3,058,942
United Insurance Holdings Corp.	118,183	735,098
Universal Insurance Holdings, Inc.	140,242	2,088,203
Watford Holdings Ltd. (a)	96,013	3,324,930
White Mountains Insurance Group Ltd.	15,075	18,015,530
		941,577,884
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp.	52,763	686,974
AG Mortgage Investment Trust, Inc.	221,451	981,028
AGNC Investment Corp.	2,629,893	42,157,185
Annaly Capital Management, Inc.	6,760,736	56,181,716
Anworth Mortgage Asset Corp.	550,803	1,525,724
Apollo Commercial Real Estate Finance, Inc.	618,948	8,225,819
Arbor Realty Trust, Inc.	584,618	9,745,582
Ares Commercial Real Estate Corp.	159,371	2,200,914
Arlington Asset Investment Corp.	206,659	828,703
Armour Residential REIT, Inc.	317,764	3,835,411
Blackstone Mortgage Trust, Inc. (b)	702,665	20,517,818
Broadmark Realty Capital, Inc. (b)	617,107	6,331,518
Capstead Mortgage Corp.	448,724	2,571,189
Cherry Hill Mortgage Investment Corp. (b)	87,984	864,003
Chimera Investment Corp.	878,283	10,135,386
Colony NorthStar Credit Real Estate, Inc.	385,255	3,178,354
Dynex Capital, Inc.	120,006	2,258,513
Ellington Financial LLC	218,000	3,426,960
Ellington Residential Mortgage REIT (b)	44,257	542,148
Granite Point Mortgage Trust, Inc.	275,326	3,072,638
Great Ajax Corp.	97,103	1,092,409
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	363,178	20,421,499
Invesco Mortgage Capital, Inc. (b)	879,881	3,422,737
KKR Real Estate Finance Trust, Inc. (b)	148,407	2,735,141
Ladder Capital Corp. Class A	638,472	7,304,120
Lument Finance Trust, Inc.	76,218	249,233
Manhattan Bridge Capital, Inc. (b)	2,400	13,224
MFA Financial, Inc.	2,174,956	8,743,323
New Residential Investment Corp.	1,985,736	20,413,366
New York Mortgage Trust, Inc.	1,970,996	8,219,053
Nexpoint Real Estate Finance, Inc.	28,868	536,945
Orchid Island Capital, Inc. (b)	354,495	2,031,256
PennyMac Mortgage Investment Trust	436,390	8,278,318
Ready Capital Corp. (b)	204,245	2,679,694
Redwood Trust, Inc.	528,625	5,201,670
Sachem Capital Corp.	73,750	336,300
Starwood Property Trust, Inc.	1,379,217	31,487,524
TPG RE Finance Trust, Inc.	287,843	3,005,081
Tremont Mortgage Trust	25,608	145,453
Two Harbors Investment Corp.	1,279,293	9,236,495
Western Asset Mortgage Capital Corp. (b)	269,396	878,231
		315,698,655
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	254,577	11,779,278
Bridgewater Bancshares, Inc. (a)	98,991	1,430,420
Broadway Financial Corp. (a)(b)	21,566	42,485
Capitol Federal Financial, Inc. (b)	681,103	9,065,481
CBM Bancorp, Inc.	100	1,465
Cf Bankshares, Inc.	1,700	32,640
Columbia Financial, Inc. (a)(b)	235,434	3,846,992
Elmira Savings Bank	890	13,136
ESSA Bancorp, Inc.	31,879	500,819
Essent Group Ltd.	541,686	22,333,714
Farmer Mac Class C (non-vtg.)	41,156	3,549,705
FFBW, Inc. (a)	6,052	68,811
Flagstar Bancorp, Inc.	231,865	10,060,622
FS Bancorp, Inc.	23,583	1,429,837
Greene County Bancorp, Inc.	2,194	52,459
Guaranty Federal Bancshares, Inc.	200	3,688
Guild Holdings Co. Class A	29,406	479,906
Hingham Institution for Savings (b)	8,302	2,012,239
HMN Financial, Inc. (a)	3,999	79,780
Home Bancorp, Inc.	30,230	977,941
Home Federal Bancorp, Inc.	666	20,633
HomeStreet, Inc.	106,680	4,582,973
IF Bancorp, Inc.	400	8,420
Impac Mortgage Holdings, Inc. (a)(b)	64,633	200,362
Kearny Financial Corp.	393,504	4,466,270
Luther Burbank Corp.	86,415	882,297
Merchants Bancorp	86,889	2,956,833
Meridian Bancorp, Inc. Maryland	265,112	4,440,626
Meta Financial Group, Inc. (b)	161,230	7,140,877
MGIC Investment Corp. (b)	1,636,069	19,927,320
MMA Capital Management, LLC (a)	10,324	229,193
Mr. Cooper Group, Inc. (a)(b)	349,948	11,005,865
New York Community Bancorp, Inc.	2,239,019	27,338,422
NMI Holdings, Inc. (a)(b)	410,710	9,388,831
Northfield Bancorp, Inc.	225,209	3,083,111
Northwest Bancshares, Inc.	628,121	8,869,069
Ocwen Financial Corp. (a)(b)	36,792	1,029,072
OP Bancorp	50,814	466,981
PCSB Financial Corp.	86,979	1,405,581
PDL Community Bancorp (a)	2,100	21,378
Pennymac Financial Services, Inc.	179,796	10,645,721
Pioneer Bancorp, Inc. (a)(b)	48,545	524,286
Premier Financial Corp. (b)	182,717	5,602,103
Provident Bancorp, Inc.	78,410	960,523
Provident Financial Holdings, Inc.	23,856	375,732
Provident Financial Services, Inc.	350,749	7,095,652
Prudential Bancorp, Inc.	120,325	1,630,404
Radian Group, Inc.	920,149	18,771,040
Randolph Bancorp, Inc. (a)	16,502	328,390
Riverview Bancorp, Inc.	143,960	950,136
Rocket Cos., Inc. (b)	548,294	11,980,224
Security National Financial Corp. Class A	45,076	406,135
Severn Bancorp, Inc.	800	6,560
Southern Missouri Bancorp, Inc. (b)	33,343	1,225,022
Standard AVB Financial Corp.	12,178	397,855
Sterling Bancorp, Inc.	84,010	431,811
Territorial Bancorp, Inc.	30,975	761,366
TFS Financial Corp. (b)	235,659	4,602,420
Timberland Bancorp, Inc.	31,588	876,567
Trustco Bank Corp., New York	498,878	3,432,281
Walker & Dunlop, Inc.	138,660	13,818,856
Washington Federal, Inc.	382,219	11,550,658
Waterstone Financial, Inc.	121,058	2,352,157
Western New England Bancorp, Inc.	129,100	1,034,091
WSFS Financial Corp.	251,454	13,362,266
		288,347,788

TOTAL FINANCIALS		4,683,581,173

HEALTH CARE - 15.9%
Biotechnology - 7.1%
180 Life Sciences Corp. (a)(b)	99,826	442,229
89Bio, Inc. (a)(b)	37,279	915,572
Abeona Therapeutics, Inc. (a)(b)	316,648	766,288
ACADIA Pharmaceuticals, Inc. (a)	555,865	27,220,709
Acceleron Pharma, Inc. (a)	253,034	34,453,109
Achieve Life Sciences, Inc. (a)(b)	10,935	124,878
Acorda Therapeutics, Inc. (a)(b)	37,296	217,063
Actinium Pharmaceuticals, Inc. (a)	66,561	536,482
Adamas Pharmaceuticals, Inc. (a)(b)	96,033	456,157
Adicet Bio, Inc. (a)	11,207	171,579
Adicet Bio, Inc. rights (a)(c)	11,207	0
Aditx Therapeutics, Inc. (a)(b)	78,890	239,037
ADMA Biologics, Inc. (a)(b)	428,058	988,814
Advaxis, Inc. (a)	431,935	362,782
Adverum Biotechnologies, Inc. (a)	423,043	5,427,642
Aeglea BioTherapeutics, Inc. (a)	158,948	1,184,163
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)(b)	760,361	3,041,444
AgeX Therapeutics, Inc. (a)(b)	61,626	123,868
Agios Pharmaceuticals, Inc. (a)	279,451	13,257,155
Aikido Pharma, Inc. (a)(b)	164,218	195,419
Aileron Therapeutics, Inc. (a)	79,853	121,377
AIM ImmunoTech, Inc. (a)(b)	272,195	615,161
Akebia Therapeutics, Inc. (a)(b)	673,997	2,332,030
Akero Therapeutics, Inc. (a)(b)	89,827	2,730,741
Akouos, Inc. (a)	60,073	1,223,687
Albireo Pharma, Inc. (a)	81,751	2,849,840
Aldeyra Therapeutics, Inc. (a)(b)	190,220	2,332,097
Alector, Inc. (a)(b)	248,081	4,510,113
Aligos Therapeutics, Inc. (b)	68,650	1,973,001
Alkermes PLC (a)	753,017	14,337,444
Allakos, Inc. (a)	150,848	18,279,761
Allena Pharmaceuticals, Inc. (a)	96,939	162,858
Allogene Therapeutics, Inc. (a)(b)	311,456	10,810,638
Allovir, Inc. (a)(b)	81,387	2,975,509
Alnylam Pharmaceuticals, Inc. (a)	556,782	82,459,414
Alpine Immune Sciences, Inc. (a)	49,128	575,780
Altimmune, Inc. (a)(b)	128,006	2,040,416
ALX Oncology Holdings, Inc. (a)(b)	54,788	4,398,929
Amicus Therapeutics, Inc. (a)	1,241,108	15,240,806
AnaptysBio, Inc. (a)(b)	105,250	3,020,675
Anavex Life Sciences Corp. (a)(b)	304,630	3,966,283
Anika Therapeutics, Inc. (a)(b)	66,146	2,427,558
Anixa Biosciences, Inc. (a)	93,807	474,663
Annexon, Inc. (a)	75,198	2,189,014
Annovis Bio, Inc. (b)	18,323	468,519
Apellis Pharmaceuticals, Inc. (a)	265,734	12,800,407
Applied Genetic Technologies Corp. (a)	87,754	445,790
Applied Molecular Transport, Inc. (b)	69,997	3,420,753
Applied Therapeutics, Inc. (a)(b)	60,447	1,312,909
Aprea Therapeutics, Inc. (a)(b)	54,089	326,157
Aptevo Therapeutics, Inc. (a)	18,171	594,373
Aptinyx, Inc. (a)	160,071	585,860
AquaBounty Technologies, Inc. (a)(b)	136,448	967,416
AquaMed Technologies, Inc. (a)(c)	6,256	0
Aravive, Inc. (a)(b)	50,675	345,097
Arbutus Biopharma Corp. (a)(b)	289,757	1,086,589
ARCA Biopharma, Inc. (a)(b)	29,393	123,745
Arcturus Therapeutics Holdings, Inc. (a)(b)	96,019	5,057,321
Arcus Biosciences, Inc. (a)(b)	210,165	7,410,418
Arcutis Biotherapeutics, Inc. (a)(b)	127,739	4,364,842
Ardelyx, Inc. (a)(b)	306,928	1,979,686
Arena Pharmaceuticals, Inc. (a)	279,274	22,439,666
Armata Pharmaceuticals, Inc. (a)	5,111	28,570
Arrowhead Pharmaceuticals, Inc. (a)(b)	491,273	39,134,807
Assembly Biosciences, Inc. (a)(b)	141,633	719,496
Atara Biotherapeutics, Inc. (a)	376,311	6,314,499
Athenex, Inc. (a)(b)	390,631	4,726,635
Athersys, Inc. (a)(b)	788,511	1,608,562
Atossa Therapeutics, Inc. (a)(b)	45,293	123,197
Atreca, Inc. (a)(b)	133,236	2,311,645
aTyr Pharma, Inc. (a)	38,891	169,176
AVEO Pharmaceuticals, Inc. (a)	116,929	965,834
Avid Bioservices, Inc. (a)(b)	252,283	5,191,984
Avidity Biosciences, Inc. (b)	86,438	2,085,749
Avita Therapeutics, Inc. (a)	98,243	2,135,803
AVROBIO, Inc. (a)	154,249	1,696,739
Axcella Health, Inc. (a)	84,237	480,151
AzurRx BioPharma, Inc. (a)(b)	147,526	212,437
Beam Therapeutics, Inc. (b)	127,682	11,380,297
Bellicum Pharmaceuticals, Inc. (a)(b)	19,838	86,692
Bio Path Holdings, Inc. (a)	14,635	94,835
BioCardia, Inc. (a)(b)	46,303	179,656
Biocept, Inc. (a)	91,715	553,041
BioCryst Pharmaceuticals, Inc. (a)(b)	842,535	9,082,527
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	244,413	20,770,217
BioMarin Pharmaceutical, Inc. (a)	870,320	67,388,878
BioVie, Inc. (b)	8,781	281,870
BioXcel Therapeutics, Inc. (a)(b)	71,156	3,814,673
Black Diamond Therapeutics, Inc. (a)(b)	74,280	2,079,840
bluebird bio, Inc. (a)(b)	320,891	9,979,710
Blueprint Medicines Corp. (a)	268,155	26,338,184
BrainStorm Cell Therpeutic, Inc. (a)(b)	114,739	465,840
Brickell Biotech, Inc. (a)(b)	291,261	346,601
BridgeBio Pharma, Inc. (a)(b)	463,410	32,753,819
C4 Therapeutics, Inc. (b)	58,536	2,512,365
Cabaletta Bio, Inc. (a)(b)	53,886	585,741
Calithera Biosciences, Inc. (a)(b)	267,213	780,262
Calyxt, Inc. (a)	69,215	660,311
Cancer Genetics, Inc. (a)	30,884	201,055
Capricor Therapeutics, Inc. (a)(b)	104,761	643,233
Cardiff Oncology, Inc. (a)(b)	124,383	1,286,120
CareDx, Inc. (a)	234,395	18,535,957
CASI Pharmaceuticals, Inc. (a)	345,561	850,080
Catabasis Pharmaceuticals, Inc. (a)(b)	71,200	205,056
Catalyst Biosciences, Inc. (a)	78,458	473,102
Catalyst Pharmaceutical Partners, Inc. (a)(b)	465,135	1,809,375
Cel-Sci Corp. (a)(b)	161,677	2,869,767
Celcuity, Inc. (a)	14,316	203,287
Celldex Therapeutics, Inc. (a)	190,198	5,150,562
Cellectar Biosciences, Inc. (a)(b)	105,255	195,774
Celsion Corp. (a)(b)	149,766	308,518
Cerevel Therapeutics Holdings (a)(b)	198,840	3,014,414
Checkpoint Therapeutics, Inc. (a)(b)	259,134	831,820
ChemoCentryx, Inc. (a)	238,825	16,201,888
Chimerix, Inc. (a)(b)	239,256	2,347,101
Chinook Therapeutics, Inc. (a)	177,399	2,934,179
Chinook Therapeutics, Inc. rights (a)(c)	51,768	2,588
Cidara Therapeutics, Inc. (a)	130,297	295,774
Cleveland Biolabs, Inc. (a)	28,514	165,096
Clovis Oncology, Inc. (a)(b)	429,531	2,572,891
Codiak Biosciences, Inc.	27,389	443,702
Cogent Biosciences, Inc. (a)(b)	145,520	1,140,877
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)(b)	197,921	302,819
Coherus BioSciences, Inc. (a)(b)	320,094	5,198,327
Concert Pharmaceuticals, Inc. (a)(b)	109,391	731,826
Constellation Pharmaceuticals, Inc. (a)	146,920	3,702,384
ContraFect Corp. (a)(b)	117,579	617,290
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	306,666	668,532
Cortexyme, Inc. (a)(b)	64,938	2,212,438
Corvus Pharmaceuticals, Inc. (a)(b)	62,848	218,711
Crinetics Pharmaceuticals, Inc. (a)(b)	82,413	1,260,095
CTI BioPharma Corp. (a)	258,742	840,912
Cue Biopharma, Inc. (a)	121,232	1,649,968
Curis, Inc. (a)	258,143	2,540,127
Cyclacel Pharmaceuticals, Inc. (a)(b)	17,710	122,199
Cyclerion Therapeutics, Inc. (a)(b)	134,102	514,952
Cytokinetics, Inc. (a)(b)	334,479	6,264,792
CytomX Therapeutics, Inc. (a)(b)	226,661	1,779,289
Deciphera Pharmaceuticals, Inc. (a)	194,627	8,520,770
Denali Therapeutics, Inc. (a)(b)	386,075	27,720,185
DermTech, Inc. (a)(b)	73,663	4,915,532
DiaMedica Therapeutics, Inc. (a)	67,115	615,445
Dicerna Pharmaceuticals, Inc. (a)	335,103	9,041,079
Diffusion Pharmaceuticals, Inc. (a)	332,698	382,603
Dyadic International, Inc. (a)(b)	94,880	503,813
Dynavax Technologies Corp. (a)(b)	471,870	4,128,863
Dyne Therapeutics, Inc. (b)	89,868	1,659,862
Eagle Pharmaceuticals, Inc. (a)(b)	49,285	2,193,183
Edesa Biotech, Inc. (a)(b)	23,757	131,139
Editas Medicine, Inc. (a)(b)	312,507	13,706,557
Eiger Biopharmaceuticals, Inc. (a)	145,630	1,481,057
Eledon Pharmaceuticals, Inc. (a)	3,299	53,015
Emergent BioSolutions, Inc. (a)(b)	216,464	20,780,544
Enanta Pharmaceuticals, Inc. (a)(b)	79,709	3,931,248
Enochian Biosciences, Inc. (a)(b)	117,314	415,292
Entasis Therapeutics Holdings, Inc. (a)(b)	26,337	70,056
Epizyme, Inc. (a)(b)	441,918	4,237,994
Equillium, Inc. (a)(b)	64,053	451,574
Esperion Therapeutics, Inc. (a)(b)	136,758	3,745,802
Evelo Biosciences, Inc. (a)	121,462	1,478,193
Exact Sciences Corp. (a)	761,663	103,677,568
Exelixis, Inc. (a)	1,492,173	32,320,467
Exicure, Inc. (a)	374,089	811,773
F-star Therapeutics, Inc. (a)	13,735	113,588
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)(b)	372,244	33,397,732
FibroGen, Inc. (a)(b)	402,120	20,118,064
Five Prime Therapeutics, Inc. (a)(b)	219,692	4,883,753
Flexion Therapeutics, Inc. (a)(b)	201,721	2,222,965
Foghorn Therapeutics, Inc.	56,563	931,027
Forma Therapeutics Holdings, Inc. (b)	92,091	3,555,634
Forte Biosciences, Inc. (a)(b)	45,918	1,308,204
Fortress Biotech, Inc. (a)(b)	302,367	1,124,805
Frequency Therapeutics, Inc. (a)(b)	149,649	7,364,227
G1 Therapeutics, Inc. (a)(b)	144,837	3,200,898
Galectin Therapeutics, Inc. (a)(b)	215,428	482,559
Galera Therapeutics, Inc. (a)(b)	29,036	304,588
Generation Bio Co. (b)	96,524	3,370,618
Genocea Biosciences, Inc. (a)(b)	98,878	300,589
Genprex, Inc. (a)(b)	159,313	822,055
GeoVax Labs, Inc. (a)(b)	29,217	149,007
Geron Corp. (a)(b)	1,422,813	2,546,835
Global Blood Therapeutics, Inc. (a)(b)	295,710	12,597,246
GlycoMimetics, Inc. (a)	178,499	592,617
Gossamer Bio, Inc. (a)(b)	220,828	2,075,783
Greenwich Lifesciences, Inc. (b)	4,543	142,332
Gritstone Oncology, Inc. (a)	95,140	1,291,050
Halozyme Therapeutics, Inc. (a)(b)	608,451	27,532,408
Harpoon Therapeutics, Inc. (a)	68,859	1,328,290
Heat Biologics, Inc. (a)(b)	111,308	888,238
Heron Therapeutics, Inc. (a)(b)	398,775	7,209,852
Histogen, Inc. (a)(b)	12,059	13,627
Homology Medicines, Inc. (a)(b)	158,597	1,703,332
Hookipa Pharma, Inc. (a)(b)	50,880	602,419
Humanigen, Inc. (a)(b)	203,096	3,775,555
iBio, Inc. (a)	880,123	1,549,016
Ideaya Biosciences, Inc. (a)	72,739	1,387,133
Idera Pharmaceuticals, Inc. (a)(b)	138,545	604,056
IGM Biosciences, Inc. (a)(b)	32,216	2,816,645
Immucell Corp. (a)	13,116	137,980
Immunic, Inc. (a)	67,873	1,082,574
ImmunoGen, Inc. (a)	930,231	8,139,521
Immunome, Inc. (b)	16,872	667,794
Immunovant, Inc. (a)	238,367	3,761,431
Infinity Pharmaceuticals, Inc. (a)(b)	309,497	940,871
Inhibrx, Inc. (a)(b)	48,359	1,229,286
Inmune Bio, Inc. (a)	26,779	434,355
Inovio Pharmaceuticals, Inc. (a)(b)	894,996	9,934,456
Inozyme Pharma, Inc. (a)(b)	28,672	573,440
Insmed, Inc. (a)	491,003	17,563,177
Intellia Therapeutics, Inc. (a)(b)	281,088	16,994,580
Intercept Pharmaceuticals, Inc. (a)(b)	120,483	2,609,662
Invitae Corp. (a)(b)	767,979	30,818,997
Ionis Pharmaceuticals, Inc. (a)	673,209	35,276,152
Iovance Biotherapeutics, Inc. (a)	660,525	24,637,583
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	751,221	6,933,770
IsoRay, Inc. (a)	372,805	521,927
iTeos Therapeutics, Inc. (a)	54,961	2,285,278
Iveric Bio, Inc. (a)(b)	406,854	2,498,084
Jounce Therapeutics, Inc. (a)	76,862	843,945
Kadmon Holdings, Inc. (a)(b)	796,503	3,655,949
Kalvista Pharmaceuticals, Inc. (a)	83,066	2,730,379
Karuna Therapeutics, Inc. (a)(b)	76,751	9,590,805
Karyopharm Therapeutics, Inc. (a)(b)	312,164	4,314,106
Keros Therapeutics, Inc. (b)	31,197	2,042,468
Kezar Life Sciences, Inc. (a)	152,617	836,341
Kindred Biosciences, Inc. (a)	179,235	808,350
Kiniksa Pharmaceuticals Ltd. (a)(b)	108,590	2,233,696
Kintara Therapeutics, Inc. (a)(b)	112,030	238,624
Kodiak Sciences, Inc. (a)(b)	150,653	19,435,744
Kronos Bio, Inc. (b)	76,227	2,215,919
Krystal Biotech, Inc. (a)	77,166	6,087,626
Kura Oncology, Inc. (a)	308,156	8,628,368
Kymera Therapeutics, Inc. (a)	50,749	2,434,937
La Jolla Pharmaceutical Co. (a)(b)	115,502	605,230
Lantern Pharma, Inc. (a)	9,235	164,106
Larimar Therapeutics, Inc. (a)(b)	56,635	966,759
Leap Therapeutics, Inc. (a)	186,936	435,561
Lexicon Pharmaceuticals, Inc. (a)	269,253	1,935,929
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	76,972	11,408,790
General CVR (a)	26,087	496
Glucagon CVR (a)	26,087	287
rights (a)	26,087	600
TR Beta CVR (a)(c)	26,087	5,478
Lineage Cell Therapeutics, Inc. (a)(b)	724,431	1,666,191
LogicBio Therapeutics, Inc. (a)(b)	61,056	506,154
Lumos Pharma, Inc. (a)	13,119	178,418
Macrogenics, Inc. (a)	280,197	7,007,727
Madrigal Pharmaceuticals, Inc. (a)(b)	47,938	5,809,606
Magenta Therapeutics, Inc. (a)	128,081	1,346,131
MannKind Corp. (a)(b)	1,125,516	6,426,696
Marker Therapeutics, Inc. (a)(b)	139,201	336,866
Matinas BioPharma Holdings, Inc. (a)(b)	729,652	882,879
MediciNova, Inc. (a)(b)	201,492	1,124,325
MEI Pharma, Inc. (a)(b)	409,177	1,534,414
Merrimack Pharmaceuticals, Inc. (a)(b)	57,524	372,756
Mersana Therapeutics, Inc. (a)(b)	261,804	4,759,597
Millendo Therapeutics, Inc. (a)(b)	48,059	99,002
MiMedx Group, Inc. (a)(b)	511,651	5,070,461
Minerva Neurosciences, Inc. (a)(b)	169,366	525,035
Mirati Therapeutics, Inc. (a)	216,679	43,535,145
Mirum Pharmaceuticals, Inc. (a)(b)	48,310	886,972
Moderna, Inc. (a)	1,443,513	223,470,248
Molecular Templates, Inc. (a)	163,272	1,779,665
Moleculin Biotech, Inc. (a)(b)	31,363	132,665
Monopar Therapeutics, Inc. (a)(b)	23,799	173,733
Morphic Holding, Inc. (a)(b)	56,889	2,057,106
Mustang Bio, Inc. (a)(b)	205,227	724,451
Myriad Genetics, Inc. (a)	364,933	11,126,807
NanoViricides, Inc. (a)(b)	27,517	115,021
NantKwest, Inc. (a)(b)	192,846	6,269,423
Natera, Inc. (a)	372,008	43,186,409
Navidea Biopharmaceuticals, Inc. (a)	48,231	114,790
Neoleukin Therapeutics, Inc. (a)(b)	151,617	1,825,469
Neubase Therapeutics, Inc. (a)(b)	100,701	954,645
Neurobo Pharmaceuticals, Inc. (a)(b)	3,300	14,091
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	446,045	48,846,388
NextCure, Inc. (a)	64,868	736,900
Nkarta, Inc. (a)(b)	77,162	3,762,419
Novavax, Inc. (a)	281,138	65,007,540
Nurix Therapeutics, Inc. (a)(b)	62,514	2,226,124
Ocugen, Inc. (a)	769,831	8,429,649
Ocuphire Pharma, Inc. (a)(b)	5,723	60,721
Ocuphire Pharma, Inc. rights (a)(c)	5,723	5,208
OncoCyte Corp. (a)(b)	286,736	1,410,741
Oncorus, Inc. (a)(b)	47,130	744,654
OncoSec Medical, Inc. (a)	76,101	418,556
Oncternal Therapeutics, Inc. (a)	114,775	749,481
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)	111,886	256,219
Opko Health, Inc. (a)(b)	2,092,438	9,415,971
Oragenics, Inc. (a)(b)	192,087	195,929
Organogenesis Holdings, Inc. Class A (a)	309,178	4,702,597
Organovo Holdings, Inc. (a)(b)	34,235	436,496
Orgenesis, Inc. (a)(b)	79,270	530,316
ORIC Pharmaceuticals, Inc. (a)(b)	79,676	2,581,502
Outlook Therapeutics, Inc. (a)(b)	305,516	662,970
Ovid Therapeutics, Inc. (a)(b)	168,808	497,984
Oyster Point Pharma, Inc. (a)(b)	52,153	1,033,151
Palatin Technologies, Inc. (a)(b)	1,049,809	820,951
Pandion Therapeutics, Inc. (a)(b)	37,131	2,235,286
Passage Bio, Inc. (b)	113,794	2,050,568
PDL BioPharma, Inc. (a)(b)(c)	562,926	1,390,427
PDS Biotechnology Corp. (a)(b)	97,361	395,286
PhaseBio Pharmaceuticals, Inc. (a)(b)	68,737	266,700
Phio Pharmaceuticals Corp. (a)	164	469
Pieris Pharmaceuticals, Inc. (a)(b)	241,212	656,097
Plus Therapeutics, Inc. (a)(b)	6,336	18,058
PMV Pharmaceuticals, Inc. (b)	65,870	2,478,688
Polarityte, Inc. (a)(b)	96,620	124,640
Poseida Therapeutics, Inc. (a)(b)	63,194	697,662
Praxis Precision Medicines, Inc.	57,652	2,507,862
Precigen, Inc. (a)(b)	343,651	2,900,414
Precision BioSciences, Inc. (a)(b)	196,725	2,352,831
Prelude Therapeutics, Inc. (b)	55,817	3,479,074
Protagonist Therapeutics, Inc. (a)	174,710	4,117,915
Protara Therapeutics, Inc. (a)(b)	54,985	945,742
Prothena Corp. PLC (a)	119,100	2,658,312
PTC Therapeutics, Inc. (a)	327,497	18,700,079
Puma Biotechnology, Inc. (a)(b)	156,467	1,558,411
Qualigen Therapeutics, Inc. (a)	76,560	251,882
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	196
Radius Health, Inc. (a)	229,761	4,275,852
RAPT Therapeutics, Inc. (a)(b)	38,738	703,095
Recro Pharma, Inc. (a)(b)	82,926	284,436
REGENXBIO, Inc. (a)	159,336	6,518,436
Regulus Therapeutics, Inc. (a)(b)	197,166	244,486
Relay Therapeutics, Inc. (a)(b)	99,783	4,118,044
Repligen Corp. (a)	242,219	51,444,893
Replimune Group, Inc. (a)	121,735	4,215,683
Revolution Medicines, Inc.	221,923	10,137,443
Rhythm Pharmaceuticals, Inc. (a)	170,102	4,409,044
Rigel Pharmaceuticals, Inc. (a)	795,226	3,300,188
Rocket Pharmaceuticals, Inc. (a)(b)	198,815	11,050,138
Rubius Therapeutics, Inc. (a)(b)	170,211	1,766,790
Sage Therapeutics, Inc. (a)(b)	251,165	21,349,025
Salarius Pharmaceuticals, Inc. (a)(b)	91,779	165,202
Salarius Pharmaceuticals, Inc. rights (a)(c)	42,326	5,206
Sangamo Therapeutics, Inc. (a)(b)	558,486	6,417,004
Sarepta Therapeutics, Inc. (a)	377,926	32,902,238
Savara, Inc. (a)(b)	124,425	211,523
Scholar Rock Holding Corp. (a)(b)	106,143	5,742,336
Seagen, Inc. (a)	604,968	91,416,714
Selecta Biosciences, Inc. (a)(b)	415,209	1,752,182
Sellas Life Sciences Group, Inc. (a)(b)	22,085	179,551
Seneca Biopharma, Inc. (a)(b)	117,971	158,081
Seres Therapeutics, Inc. (a)(b)	277,303	5,279,849
Sesen Bio, Inc. (a)	767,401	2,087,331
Shattuck Labs, Inc.	69,153	2,856,019
Soleno Therapeutics, Inc. (a)	215,118	518,434
Solid Biosciences, Inc. (a)(b)	172,246	1,372,801
Soligenix, Inc. (a)(b)	75,807	125,082
Sonnet Biotherapeutics Holding (a)(b)	347	822
Sorrento Therapeutics, Inc. (a)(b)	1,052,898	10,181,524
Spectrum Pharmaceuticals, Inc. (a)	748,523	2,567,434
Spero Therapeutics, Inc. (a)(b)	146,959	2,670,245
Springworks Therapeutics, Inc. (a)	131,433	11,309,810
Spruce Biosciences, Inc. (b)	48,611	1,015,970
SQZ Biotechnologies Co.	36,231	543,465
Stoke Therapeutics, Inc. (a)(b)	101,393	6,072,427
Surface Oncology, Inc. (a)(b)	104,073	882,539
Sutro Biopharma, Inc. (a)	140,658	3,122,608
Synaptogenix, Inc. (a)(b)	5,620	12,870
Syndax Pharmaceuticals, Inc. (a)(b)	149,850	3,657,839
Synlogic, Inc. (a)	80,173	303,856
Synthetic Biologics, Inc. (a)(b)	14,928	10,053
Syros Pharmaceuticals, Inc. (a)	169,884	1,427,026
T2 Biosystems, Inc. (a)(b)	679,336	1,555,679
Taysha Gene Therapies, Inc. (b)	65,262	1,670,055
TCR2 Therapeutics, Inc. (a)	106,615	2,821,033
Tenax Therapeutics, Inc. (a)	1,474	3,169
TG Therapeutics, Inc. (a)	515,268	22,553,280
TONIX Pharmaceuticals Holding (a)	797,687	949,248
TRACON Pharmaceuticals, Inc. (a)(b)	57,731	539,785
Translate Bio, Inc. (a)(b)	326,653	7,624,081
Travere Therapeutics, Inc. (a)	249,669	7,694,799
Trevena, Inc. (a)(b)	858,053	1,840,524
Turning Point Therapeutics, Inc. (a)	203,785	24,028,289
Twist Bioscience Corp. (a)	196,852	27,094,709
Tyme Technologies, Inc. (a)	276,137	552,274
Ultragenyx Pharmaceutical, Inc. (a)	297,387	42,092,156
uniQure B.V. (a)	184,965	6,788,216
United Therapeutics Corp. (a)	212,774	35,571,557
UNITY Biotechnology, Inc. (a)	157,268	1,070,995
Vaccinex, Inc. (a)(b)	55,951	208,138
Vanda Pharmaceuticals, Inc. (a)	271,500	5,063,475
Vaxart, Inc. (a)(b)	524,868	3,752,806
Vaxcyte, Inc. (b)	91,505	2,155,858
VBI Vaccines, Inc. (a)(b)	1,089,298	3,670,934
Veracyte, Inc. (a)	312,690	18,154,781
Verastem, Inc. (a)	822,102	1,931,940
Vericel Corp. (a)	214,403	10,351,377
Viela Bio, Inc. (a)	78,884	4,196,629
Viking Therapeutics, Inc. (a)(b)	279,333	1,882,704
Vir Biotechnology, Inc. (a)(b)	310,815	19,466,343
Viracta Therapeutics, Inc. (a)(b)	20,900	328,130
Viridian Therapeutics, Inc. (a)(b)	16,140	265,342
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
VistaGen Therapeutics, Inc. (a)	329,186	813,089
Voyager Therapeutics, Inc. (a)(b)	126,993	720,050
vTv Therapeutics, Inc. Class A (a)(b)	24,729	65,779
X4 Pharmaceuticals, Inc. (a)	83,212	796,339
Xbiotech, Inc. (a)	61,581	1,170,039
Xencor, Inc. (a)	282,749	13,931,043
Xenetic Biosciences, Inc. (a)	312	746
XOMA Corp. (a)(b)	70,254	2,543,195
Y-mAbs Therapeutics, Inc. (a)	122,192	4,297,493
Yield10 Bioscience, Inc. (a)	1,319	19,046
Yumanity Therapeutics, Inc. (a)(b)	9,938	176,598
Yumanity Therapeutics, Inc. rights (a)(c)	198,769	2
Zentalis Pharmaceuticals, Inc. (b)	64,837	2,725,747
ZIOPHARM Oncology, Inc. (a)(b)	1,020,662	5,440,128
		2,517,890,341
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc. (a)(b)	145,371	1,455,164
Accuray, Inc. (a)(b)	444,942	2,215,811
Acutus Medical, Inc. (a)(b)	48,295	1,002,604
Aethlon Medical, Inc. (a)(b)	55,022	121,048
Akers Biosciences, Inc. (a)	28,424	94,652
Allied Healthcare Products, Inc. (a)(b)	17,178	85,890
Alphatec Holdings, Inc. (a)(b)	287,113	4,608,164
Angiodynamics, Inc. (a)	179,672	3,764,128
Antares Pharma, Inc. (a)(b)	720,933	3,063,965
Apollo Endosurgery, Inc. (a)	58,883	276,161
Apyx Medical Corp. (a)	148,176	1,548,439
Asensus Surgical, Inc. (a)(b)	448,301	1,667,680
Aspira Women's Health, Inc. (a)(b)	289,410	2,005,611
Atricure, Inc. (a)	220,014	14,360,314
Atrion Corp.	6,786	4,240,571
Avanos Medical, Inc. (a)	229,150	10,536,317
Avinger, Inc. (a)(b)	17,548	28,077
AxoGen, Inc. (a)(b)	170,009	3,757,199
Axonics Modulation Technologies, Inc. (a)(b)	142,413	7,164,798
Bellerophon Therapeutics, Inc. (a)	18,963	120,415
Beyond Air, Inc. (a)(b)	55,263	327,710
BioLase Technology, Inc. (a)(b)	390,280	354,062
BioLife Solutions, Inc. (a)	123,978	4,863,657
Biomerica, Inc. (a)(b)	42,350	259,606
BioSig Technologies, Inc. (a)	117,012	520,703
Cantel Medical Corp.	180,167	13,382,805
Cardiovascular Systems, Inc. (a)	192,313	7,942,527
Cerus Corp. (a)	810,538	4,976,703
Chembio Diagnostics, Inc. (a)(b)	89,642	498,410
Chf Solutions, Inc. (a)	13,561	101,708
ClearPoint Neuro, Inc. (a)	62,854	1,472,041
Co.-Diagnostics, Inc. (a)(b)	125,917	1,732,618
ConforMis, Inc. (a)	355,877	359,436
CONMED Corp. (b)	136,260	16,768,156
Cryolife, Inc. (a)(b)	183,144	4,624,386
CryoPort, Inc. (a)(b)	207,527	12,335,405
Cutera, Inc. (a)(b)	85,418	3,016,964
CytoSorbents Corp. (a)(b)	200,410	1,887,862
Dare Bioscience, Inc. (a)	124,784	233,346
DarioHealth Corp. (a)(b)	35,155	935,123
Delcath Systems, Inc. (a)(b)	16,866	303,757
Dynatronics Corp. (a)	3,361	5,075
Eargo, Inc. (a)	54,531	3,185,156
Ekso Bionics Holdings, Inc. (a)(b)	33,058	236,365
electroCore, Inc. (a)(b)	195,296	423,792
Electromed, Inc. (a)	34,919	368,745
ENDRA Life Sciences, Inc. (a)(b)	129,378	323,445
Envista Holdings Corp. (a)	765,954	29,519,867
Fonar Corp. (a)	28,130	545,441
Genmark Diagnostics, Inc. (a)(b)	327,555	6,403,700
Glaukos Corp. (a)(b)	215,749	20,401,225
Globus Medical, Inc. (a)	365,917	22,869,813
Haemonetics Corp. (a)	243,619	30,817,804
Hancock Jaffe Laboratories, Inc. (a)(b)	6,364	45,375
Helius Medical Technologies, Inc. (U.S.) (a)	2,862	39,009
Heska Corp. (a)(b)	42,585	8,023,014
Hill-Rom Holdings, Inc.	320,399	34,176,961
ICU Medical, Inc. (a)	93,605	19,423,038
Inari Medical, Inc.	39,111	4,091,011
Inogen, Inc. (a)	89,928	4,720,321
Insulet Corp. (a)	315,741	81,808,493
Integer Holdings Corp. (a)	157,739	13,911,002
Integra LifeSciences Holdings Corp. (a)	340,430	23,264,986
Intersect ENT, Inc. (a)	156,204	3,563,013
IntriCon Corp. (a)(b)	36,727	843,252
Invacare Corp. (b)	160,080	1,456,728
InVivo Therapeutics Holdings Corp. (a)(b)	142,802	164,222
IRadimed Corp. (a)	25,824	575,875
iRhythm Technologies, Inc. (a)	137,823	22,175,721
Iridex Corp. (a)(b)	59,746	351,306
Kewaunee Scientific Corp. (a)	10,875	134,850
Lantheus Holdings, Inc. (a)	319,606	5,970,240
LeMaitre Vascular, Inc. (b)	84,315	4,332,948
LENSAR, Inc. (a)(b)	42,714	386,135
LivaNova PLC (a)	233,180	18,080,777
Masimo Corp. (a)	243,106	60,953,967
Meridian Bioscience, Inc. (a)(b)	208,458	4,394,295
Merit Medical Systems, Inc. (a)	235,662	13,131,087
Mesa Laboratories, Inc. (b)	23,026	6,261,000
Microbot Medical, Inc. (a)(b)	32,053	263,796
Milestone Scientific, Inc. (a)(b)	198,826	779,398
Misonix, Inc. (a)	72,790	1,219,960
Motus GI Holdings, Inc. (a)(b)	121,781	176,582
Myomo, Inc. (a)(b)	26,516	295,388
Natus Medical, Inc. (a)	161,295	4,179,153
Nemaura Medical, Inc. (a)(b)	45,331	281,506
Neogen Corp. (a)	254,844	20,876,820
NeuroMetrix, Inc. (a)	80	288
Neuronetics, Inc. (a)	72,748	1,129,776
Nevro Corp. (a)	164,688	27,203,164
Novocure Ltd. (a)	404,716	60,343,156
NuVasive, Inc. (a)	244,886	14,773,972
Obalon Therapeutics, Inc. (a)(b)	51,231	175,722
OraSure Technologies, Inc. (a)(b)	346,236	3,670,102
Orthofix International NV (a)(b)	90,358	4,202,551
OrthoPediatrics Corp. (a)	65,199	3,550,738
Outset Medical, Inc.	71,429	3,556,450
PAVmed, Inc. (a)(b)	205,654	863,747
Penumbra, Inc. (a)(b)	161,990	46,074,816
Predictive Oncology, Inc. (a)(b)	122,866	180,613
Pro-Dex, Inc. (a)	15,926	392,576
Pulmonx Corp. (b)	55,673	3,163,897
Pulse Biosciences, Inc. (a)(b)	63,708	1,863,459
Quidel Corp. (a)	183,814	30,193,288
Quotient Ltd. (a)(b)	489,097	2,196,046
Repro Medical Systems, Inc. (a)	129,490	502,421
Retractable Technologies, Inc. (a)(b)	69,553	1,091,982
Rockwell Medical Technologies, Inc. (a)(b)	375,902	507,468
Sanara Medtech, Inc. (a)	5,283	167,947
Seaspine Holdings Corp. (a)(b)	105,719	2,000,203
Second Sight Medical Products, Inc. (a)	56,464	98,247
Senseonics Holdings, Inc. (a)(b)	809,993	2,770,176
Sensus Healthcare, Inc. (a)(b)	44,385	202,839
Shockwave Medical, Inc. (a)(b)	149,392	17,443,010
SI-BONE, Inc. (a)(b)	129,614	4,068,583
Sientra, Inc. (a)	236,382	1,839,052
Silk Road Medical, Inc. (a)(b)	161,552	8,848,203
Sintx Technologies, Inc. (a)	123	252
SmileDirectClub, Inc. (a)(b)	410,483	4,761,603
Soliton, Inc. (a)(b)	44,673	593,257
Staar Surgical Co. (a)	220,217	22,904,770
Stereotaxis, Inc. (a)(b)	320,160	2,241,120
STRATA Skin Sciences, Inc. (a)	18,623	34,080
Surgalign Holdings, Inc. (a)	350,662	855,615
SurModics, Inc. (a)	65,503	3,415,981
Tactile Systems Technology, Inc. (a)(b)	92,668	4,709,388
Tandem Diabetes Care, Inc. (a)	298,134	28,617,883
Tela Bio, Inc. (a)	26,827	412,331
Thermogenesis Holdings, Inc. (a)(b)	19,470	55,490
TransMedics Group, Inc. (a)(b)	116,976	4,198,269
Utah Medical Products, Inc. (b)	17,323	1,462,061
Vapotherm, Inc. (a)(b)	104,259	2,533,494
Varex Imaging Corp. (a)	187,962	4,309,969
Venus Concept, Inc. (a)	49,087	127,626
ViewRay, Inc. (a)(b)	540,515	2,356,645
Viveve Medical, Inc. (a)(b)	130	442
VolitionRx Ltd. (a)(b)	148,058	604,077
Zosano Pharma Corp. (a)(b)	458,142	586,422
Zynex, Inc. (a)(b)	96,199	1,396,809
		943,717,726
Health Care Providers & Services - 1.8%
1Life Healthcare, Inc. (a)(b)	361,961	17,196,767
Acadia Healthcare Co., Inc. (a)	426,475	23,558,479
AdaptHealth Corp. (a)	243,907	7,505,018
Addus HomeCare Corp. (a)	73,087	7,861,969
Amedisys, Inc. (a)	157,659	39,988,629
American Shared Hospital Services (a)	113	316
AMN Healthcare Services, Inc. (a)	225,747	16,450,184
Apollo Medical Holdings, Inc. (a)(b)	59,099	1,462,700
Avalon GloboCare Corp. (a)(b)	41,755	50,106
Biodesix, Inc. (a)(b)	21,048	415,488
Brookdale Senior Living, Inc. (a)	862,554	5,020,064
Caladrius Biosciences, Inc. (a)(b)	36,321	64,651
Capital Senior Living Corp. (a)(b)	10,171	318,149
Castle Biosciences, Inc. (a)(b)	84,409	6,421,837
Chemed Corp.	76,616	34,110,209
Community Health Systems, Inc. (a)(b)	530,285	4,539,240
Corvel Corp. (a)	43,535	4,418,803
Covetrus, Inc. (a)	476,181	17,694,886
Cross Country Healthcare, Inc. (a)	167,154	1,857,081
CynergisTek, Inc. (a)(b)	1,100	2,640
Encompass Health Corp.	478,915	38,523,923
Enzo Biochem, Inc. (a)	197,450	576,554
Exagen, Inc. (a)(b)	26,300	481,027
Five Star Senior Living, Inc. (a)	98,753	659,670
Fulgent Genetics, Inc. (a)(b)	62,175	6,295,841
Genesis HealthCare, Inc. Class A (a)(b)	198,253	157,195
Great Elm Group, Inc. (a)	109,690	330,167
Guardant Health, Inc. (a)	408,075	60,060,479
Hanger, Inc. (a)	179,719	3,950,224
HealthEquity, Inc. (a)(b)	390,963	32,195,803
InfuSystems Holdings, Inc. (a)	78,527	1,339,671
LHC Group, Inc. (a)	151,713	27,567,769
Magellan Health Services, Inc. (a)	109,573	10,225,352
MEDNAX, Inc. (a)(b)	412,682	10,081,821
Modivcare, Inc. (a)	59,373	7,615,181
Molina Healthcare, Inc. (a)	284,585	61,686,645
National Healthcare Corp. (b)	57,573	4,004,202
National Research Corp. Class A	63,122	3,261,514
Ontrak, Inc. (a)(b)	37,720	2,223,217
Option Care Health, Inc. (a)	372,462	7,147,546
Owens & Minor, Inc.	352,940	12,003,489
Patterson Companies, Inc.	413,147	12,832,346
Pennant Group, Inc. (a)	120,730	6,372,129
PetIQ, Inc. Class A (a)(b)	104,589	3,605,183
Precipio, Inc. (a)(b)	96,202	234,733
Premier, Inc. (b)	340,131	11,503,230
Progenity, Inc. (b)	63,241	345,928
Progyny, Inc. (a)	175,150	7,372,064
Psychemedics Corp. (b)	24,117	168,819
R1 RCM, Inc. (a)	557,281	15,403,247
RadNet, Inc. (a)	201,335	3,712,617
Regional Health Properties, Inc. (a)	3,317	17,879
Select Medical Holdings Corp. (a)	532,620	16,857,423
Sharps Compliance Corp. (a)(b)	60,049	763,823
SOC Telemed, Inc. Class A (a)(b)	216,975	1,724,951
Star Equity Holdings, Inc. (a)	5,124	17,319
SunLink Health Systems, Inc. (a)	10,027	18,049
Surgery Partners, Inc. (a)	133,996	5,288,822
Tenet Healthcare Corp. (a)	506,160	25,824,283
The Ensign Group, Inc.	243,672	19,985,977
The Joint Corp. (a)(b)	66,905	2,663,488
Tivity Health, Inc. (a)	184,037	4,380,081
Triple-S Management Corp. (a)(b)	115,842	2,930,803
U.S. Physical Therapy, Inc.	61,070	7,159,847
		628,507,547
Health Care Technology - 1.5%
Accolade, Inc. (a)(b)	73,775	3,269,708
Allscripts Healthcare Solutions, Inc. (a)(b)	753,406	11,625,055
American Well Corp. (b)	267,369	6,542,519
Castlight Health, Inc. Class B (a)	369,928	628,878
Change Healthcare, Inc. (a)	1,088,390	24,891,479
Computer Programs & Systems, Inc. (b)	58,389	1,836,334
Evolent Health, Inc. (a)(b)	373,876	7,533,601
GoodRx Holdings, Inc. (b)	190,185	8,467,036
Health Catalyst, Inc. (a)(b)	165,889	8,043,958
HealthStream, Inc. (a)	116,698	2,719,063
HMS Holdings Corp. (a)	427,468	15,724,410
HTG Molecular Diagnostics (a)(b)	17,317	96,109
iCAD, Inc. (a)	102,580	1,896,704
Inovalon Holdings, Inc. Class A (a)	363,963	8,938,931
Inspire Medical Systems, Inc. (a)	128,595	29,935,630
MTBC, Inc. (a)(b)	30,125	291,610
MultiPlan Corp. Class A (a)(b)	1,257,488	8,940,740
NantHealth, Inc. (a)(b)	229,476	876,598
Nextgen Healthcare, Inc. (a)	264,005	4,936,894
Omnicell, Inc. (a)	203,851	25,868,692
OptimizeRx Corp. (a)	61,554	3,273,442
Phreesia, Inc. (a)	142,592	8,733,760
Schrodinger, Inc.	161,332	16,533,303
SCWorx, Corp. (a)(b)	37,411	74,822
Simulations Plus, Inc. (b)	73,828	5,294,944
Streamline Health Solutions, Inc. (a)	73,168	156,580
Tabula Rasa HealthCare, Inc. (a)(b)	104,169	4,224,053
Teladoc Health, Inc. (a)(b)	591,437	130,760,806
Veeva Systems, Inc. Class A (a)	651,166	182,398,108
Vocera Communications, Inc. (a)	156,713	6,713,585
		531,227,352
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	326,299	58,077,959
Adaptive Biotechnologies Corp. (a)	393,538	22,262,445
Avantor, Inc. (a)	2,473,659	68,940,876
Berkeley Lights, Inc. (a)	38,862	2,408,278
Bio-Techne Corp.	185,142	66,964,010
Bioanalytical Systems, Inc. (a)	29,394	500,874
BioNano Genomics, Inc. (a)(b)	894,044	8,699,048
Bruker Corp.	491,555	29,975,024
Champions Oncology, Inc. (a)	19,987	233,448
Charles River Laboratories International, Inc. (a)	238,852	68,345,111
ChromaDex, Inc. (a)(b)	212,135	2,955,041
Codexis, Inc. (a)	296,856	6,563,486
Fluidigm Corp. (a)(b)	358,318	1,648,263
Harvard Bioscience, Inc. (a)	177,133	777,614
Luminex Corp. (b)	210,200	6,835,704
Medpace Holdings, Inc. (a)	132,451	21,514,016
Nanostring Technologies, Inc. (a)	212,602	14,837,494
NeoGenomics, Inc. (a)(b)	532,111	27,121,698
Pacific Biosciences of California, Inc. (a)	897,203	27,427,496
Personalis, Inc. (a)	127,398	3,927,680
PPD, Inc.	517,869	18,156,487
PRA Health Sciences, Inc. (a)	308,447	45,468,172
Quanterix Corp. (a)(b)	127,344	9,646,308
Syneos Health, Inc. (a)	364,788	28,216,352
		541,502,884
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)(b)	553,332	918,531
AcelRx Pharmaceuticals, Inc. (a)	410,734	772,180
Acer Therapeutics, Inc. (a)(b)	21,687	68,314
Aclaris Therapeutics, Inc. (a)	190,552	4,245,499
Adamis Pharmaceuticals Corp. (a)(b)	535,572	599,841
Adial Pharmaceuticals, Inc. (a)	46,293	116,195
Aerie Pharmaceuticals, Inc. (a)(b)	231,642	4,259,896
Aerpio Pharmaceuticals, Inc. (a)(b)	172,650	307,317
Agile Therapeutics, Inc. (a)(b)	375,728	1,078,339
Alimera Sciences, Inc. (a)	6,701	54,077
Amneal Pharmaceuticals, Inc. (a)(b)	552,277	2,976,773
Amphastar Pharmaceuticals, Inc. (a)(b)	161,325	2,828,027
Ampio Pharmaceuticals, Inc. (a)(b)	832,997	1,424,425
ANI Pharmaceuticals, Inc. (a)(b)	46,272	1,346,515
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc. (a)(b)	83,465	382,270
Artelo Biosciences, Inc. (a)(b)	80,396	147,929
Arvinas Holding Co. LLC (a)	149,475	11,703,893
Assertio Holdings, Inc. (a)	322,688	275,253
AstraZeneca PLC rights (a)(c)	21,542	0
Atea Pharmaceuticals, Inc. (b)	71,734	5,405,874
Athira Pharma, Inc. (b)	81,564	1,799,302
Avenue Therapeutics, Inc. (a)(b)	52,950	248,865
Axsome Therapeutics, Inc. (a)(b)	125,003	8,420,202
Aytu BioScience, Inc. (a)	68,906	528,509
Baudax Bio, Inc. (a)(b)	168,610	227,624
Biodelivery Sciences International, Inc. (a)	436,882	1,834,904
Cara Therapeutics, Inc. (a)(b)	212,885	3,906,440
Cassava Sciences, Inc. (a)(b)	171,504	8,331,664
Cerecor, Inc. (a)	370,273	1,247,820
Chiasma, Inc. (a)	213,126	829,060
Citius Pharmaceuticals, Inc. (a)(b)	202,599	411,276
Clearside Biomedical, Inc. (a)	197,183	652,676
Cocrystal Pharma, Inc. (a)(b)	214,557	336,854
Collegium Pharmaceutical, Inc. (a)(b)	158,223	3,732,481
Corcept Therapeutics, Inc. (a)	503,199	12,655,455
CorMedix, Inc. (a)	155,493	2,332,395
Cumberland Pharmaceuticals, Inc. (a)	33,008	112,227
CymaBay Therapeutics, Inc. (a)(b)	334,951	1,607,765
Durect Corp. (a)(b)	922,574	2,048,114
Elanco Animal Health, Inc. (a)	2,264,922	74,425,337
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	118,827	535,910
Endo International PLC (a)	1,114,357	8,836,851
Eton Pharmaceuticals, Inc. (a)(b)	72,776	575,658
Evofem Biosciences, Inc. (a)(b)	381,562	1,476,645
Evoke Pharma, Inc. (a)(b)	107,887	318,267
Evolus, Inc. (a)(b)	102,958	1,246,821
EyeGate Pharmaceuticals, Inc. (a)	12,656	70,114
Eyenovia, Inc. (a)	65,520	388,534
Eyepoint Pharmaceuticals, Inc. (a)	42,218	456,377
Fulcrum Therapeutics, Inc. (a)(b)	72,390	912,838
Graybug Vision, Inc. (b)	43,793	879,363
Harrow Health, Inc. (a)	104,639	802,581
Hepion Pharmaceuticals, Inc. (a)(b)	117,750	221,370
Horizon Therapeutics PLC (a)	1,059,123	96,284,872
Hoth Therapeutics, Inc. (a)(b)	10,957	25,749
IMARA, Inc. (b)	23,274	293,020
Innoviva, Inc. (a)(b)	304,583	3,481,384
Intra-Cellular Therapies, Inc. (a)	350,003	12,400,606
Jaguar Health, Inc. (a)	281,648	591,461
Jazz Pharmaceuticals PLC (a)	267,194	44,899,280
Kala Pharmaceuticals, Inc. (a)(b)	156,868	1,162,392
Kaleido Biosciences, Inc. (a)(b)	70,256	627,386
Lannett Co., Inc. (a)(b)	164,445	996,537
Lipocine, Inc. (a)(b)	276,937	440,330
Liquidia Technologies, Inc. (a)	117,397	328,712
Lyra Therapeutics, Inc. (b)	10,195	152,109
Marinus Pharmaceuticals, Inc. (a)(b)	129,730	1,960,220
Nektar Therapeutics (a)(b)	873,707	19,824,412
Neos Therapeutics, Inc. (a)	188,234	160,394
NGM Biopharmaceuticals, Inc. (a)(b)	86,435	2,309,543
NovaBay Pharmaceuticals, Inc. (a)(b)	65,659	74,195
Novan, Inc. (a)(b)	634,080	900,394
Ocular Therapeutix, Inc. (a)	349,242	6,405,098
Odonate Therapeutics, Inc. (a)(b)	97,356	2,049,344
Omeros Corp. (a)(b)	313,683	6,254,839
Onconova Therapeutics, Inc. (a)	918,533	1,148,166
Opiant Pharmaceuticals, Inc. (a)	6,002	75,985
OptiNose, Inc. (a)	130,219	505,250
Osmotica Pharmaceuticals PLC (a)(b)	70,229	266,870
Otonomy, Inc. (a)	248,689	724,928
Pacira Biosciences, Inc. (a)(b)	210,223	15,451,391
Paratek Pharmaceuticals, Inc. (a)(b)	185,584	1,388,168
Petros Pharmaceuticals, Inc. (a)(b)	5,620	18,715
Phathom Pharmaceuticals, Inc. (a)(b)	55,563	2,447,550
Phibro Animal Health Corp. Class A (b)	95,314	2,055,923
Pliant Therapeutics, Inc.	46,087	1,525,019
Plx Pharma PLC/New (a)(b)	20,417	151,698
Prestige Brands Holdings, Inc. (a)	240,811	10,044,227
ProPhase Labs, Inc. (a)(b)	41,698	319,407
Provention Bio, Inc. (a)(b)	221,854	2,821,983
Pulmatrix, Inc. (a)	97,666	150,406
Reata Pharmaceuticals, Inc. (a)(b)	127,762	15,620,182
Relmada Therapeutics, Inc. (a)(b)	60,800	2,027,072
Revance Therapeutics, Inc. (a)(b)	296,862	7,795,596
Royalty Pharma PLC	408,754	19,035,674
Satsuma Pharmaceuticals, Inc. (a)	27,266	154,871
scPharmaceuticals, Inc. (a)	23,358	172,382
SCYNEXIS, Inc. (a)(b)	43,473	338,220
Seelos Therapeutics, Inc. (a)	248,109	736,884
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	4,546	8,137
SIGA Technologies, Inc. (a)	228,234	1,442,439
Sonoma Pharmaceuticals, Inc. (a)	1,437	11,568
Strongbridge Biopharma PLC (a)	219,075	687,896
Supernus Pharmaceuticals, Inc. (a)	248,976	6,689,985
Tarsus Pharmaceuticals, Inc. (a)(b)	41,672	1,510,610
Teligent, Inc. (a)(b)	18,518	16,405
TFF Pharmaceuticals, Inc. (a)(b)	52,443	745,739
TherapeuticsMD, Inc. (a)(b)	1,358,743	2,065,289
Theravance Biopharma, Inc. (a)(b)	234,222	3,881,059
Timber Pharmaceuticals, Inc. (a)(b)	1,985	3,573
Titan Pharmaceuticals, Inc. (a)(b)	13,551	44,854
Trevi Therapeutics, Inc. (a)(b)	34,789	98,105
Tricida, Inc. (a)(b)	129,156	659,987
Urovant Sciences Ltd. (a)	47,382	766,167
Verrica Pharmaceuticals, Inc. (a)(b)	56,612	776,151
Vyne Therapeutics, Inc. (a)(b)	208,859	1,558,088
WAVE Life Sciences (a)(b)	218,575	2,056,791
Xeris Pharmaceuticals, Inc. (a)(b)	235,447	1,283,186
Zogenix, Inc. (a)(b)	267,443	5,672,466
Zomedica Corp. (a)(b)	3,111,973	5,819,390
Zynerba Pharmaceuticals, Inc. (a)(b)	151,328	680,219
		504,398,398

TOTAL HEALTH CARE		5,667,244,248

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.0%
AAR Corp.	164,969	6,562,467
Aerojet Rocketdyne Holdings, Inc.	345,940	17,736,344
AeroVironment, Inc. (a)	105,354	11,597,368
Air Industries Group, Inc. (a)(b)	122,976	189,383
Astronics Corp. (a)	113,107	1,787,091
Astrotech Corp. (a)(b)	89,261	195,482
Axon Enterprise, Inc. (a)	304,412	50,377,142
BWX Technologies, Inc.	457,829	26,558,660
CPI Aerostructures, Inc. (a)	51,114	235,124
Cubic Corp.	155,269	10,783,432
Curtiss-Wright Corp.	198,568	21,939,778
Ducommun, Inc. (a)	51,387	2,795,453
HEICO Corp.	180,849	22,747,187
HEICO Corp. Class A	378,184	43,778,580
Hexcel Corp.	401,020	21,558,835
Innovative Solutions & Support, Inc.	36,030	229,151
Kaman Corp. (b)	129,986	6,325,119
Kratos Defense & Security Solutions, Inc. (a)	593,473	16,320,508
Maxar Technologies, Inc. (b)	291,750	13,960,238
Mercury Systems, Inc. (a)	269,760	17,631,514
Moog, Inc. Class A	144,085	11,189,641
National Presto Industries, Inc.	25,494	2,608,801
PAE, Inc. (a)	293,943	2,401,514
Park Aerospace Corp.	94,387	1,311,035
Parsons Corp. (a)	113,939	4,072,180
SIFCO Industries, Inc. (a)	15,860	128,783
Sigma Labs, Inc. (a)(b)	2,496	8,986
Spirit AeroSystems Holdings, Inc. Class A	503,162	21,550,428
Triumph Group, Inc.	243,860	3,553,040
Vectrus, Inc. (a)	54,355	2,967,783
Virgin Galactic Holdings, Inc. (a)(b)	618,810	23,038,296
VirTra, Inc. (a)(b)	3,050	17,385
		366,156,728
Air Freight & Logistics - 0.3%
Air T Funding warrants 8/30/21 (a)	4,541	1,158
Air T, Inc. (a)	7,056	173,295
Air Transport Services Group, Inc. (a)	284,437	7,548,958
Atlas Air Worldwide Holdings, Inc. (a)	123,588	6,813,406
Echo Global Logistics, Inc. (a)	120,495	3,356,991
Forward Air Corp. (b)	134,685	11,551,932
Hub Group, Inc. Class A (a)	160,384	9,234,911
Radiant Logistics, Inc. (a)	192,036	1,300,084
XPO Logistics, Inc. (a)	438,087	51,080,944
		91,061,679
Airlines - 0.2%
Allegiant Travel Co.	62,933	15,871,073
Hawaiian Holdings, Inc.	212,980	5,712,124
JetBlue Airways Corp. (a)	1,498,300	27,613,669
Mesa Air Group, Inc. (a)	158,852	1,937,994
SkyWest, Inc.	244,878	13,803,773
Spirit Airlines, Inc. (a)	465,283	16,694,354
		81,632,987
Building Products - 1.1%
AAON, Inc.	196,410	15,143,211
Advanced Drain Systems, Inc.	236,572	26,027,651
Alpha PRO Tech Ltd. (a)(b)	58,093	812,140
American Woodmark Corp. (a)	81,766	7,637,762
Apogee Enterprises, Inc.	128,224	4,795,578
Applied UV, Inc. (b)	14,820	156,944
Armstrong Flooring, Inc. (a)	97,161	503,294
Armstrong World Industries, Inc. (b)	228,053	19,516,776
Builders FirstSource, Inc. (a)	983,968	42,571,376
Cornerstone Building Brands, Inc. (a)(b)	197,905	2,254,138
CSW Industrials, Inc.	65,609	8,238,522
Gibraltar Industries, Inc. (a)	157,489	13,756,664
Griffon Corp.	214,293	5,271,608
Insteel Industries, Inc.	92,737	2,863,719
Jeld-Wen Holding, Inc. (a)	318,664	9,448,388
Lennox International, Inc.	167,193	46,775,586
Masonite International Corp. (a)	118,203	12,969,233
Owens Corning	517,266	41,908,891
PGT Innovations, Inc. (a)	279,927	6,603,478
Quanex Building Products Corp.	159,574	3,882,435
Resideo Technologies, Inc. (a)	674,536	16,202,355
Simpson Manufacturing Co. Ltd.	210,166	20,482,778
The AZEK Co., Inc.	599,334	26,436,623
Trex Co., Inc. (a)	555,800	50,933,512
UFP Industries, Inc.	290,654	17,729,894
		402,922,556
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	320,603	13,843,638
ACCO Brands Corp.	435,034	3,523,775
Acme United Corp.	11,083	388,237
ADT, Inc. (b)	729,947	5,554,897
Amrep Corp. (a)	2,694	21,768
Aqua Metals, Inc. (a)(b)	279,616	1,325,380
ARC Document Solutions, Inc.	173,429	365,935
Avalon Holdings Corp. Class A (a)(b)	10,366	36,799
BioHiTech Global, Inc. (a)(b)	91,923	174,654
Brady Corp. Class A	237,669	12,456,232
BrightView Holdings, Inc. (a)(b)	142,257	2,263,309
Casella Waste Systems, Inc. Class A (a)	229,112	13,270,167
CECO Environmental Corp. (a)	165,218	1,354,788
Charah Solutions, Inc. (a)(b)	31,483	128,451
Cimpress PLC (a)	92,277	9,142,805
Clean Harbors, Inc. (a)	244,964	20,858,685
CompX International, Inc. Class A	715	10,082
CoreCivic, Inc.	585,242	4,202,038
Covanta Holding Corp.	567,506	7,973,459
Deluxe Corp.	199,494	7,885,998
Document Security Systems, Inc. (a)(b)	10,553	37,252
Ennis, Inc.	134,871	2,673,143
Fuel Tech, Inc. (a)(b)	101,005	355,538
Harsco Corp. (a)	374,765	6,131,155
Healthcare Services Group, Inc. (b)	356,325	10,137,446
Heritage-Crystal Clean, Inc. (a)	67,262	1,763,610
Herman Miller, Inc.	279,510	10,720,606
HNI Corp. (b)	202,441	7,204,875
Hudson Technologies, Inc. (a)(b)	164,908	239,117
IAA Spinco, Inc. (a)	646,509	37,904,823
Interface, Inc.	286,423	3,557,374
JanOne, Inc. (a)	582	4,924
KAR Auction Services, Inc.	618,519	8,603,599
Kimball International, Inc. Class B	181,791	2,352,376
Knoll, Inc.	213,158	3,476,607
Matthews International Corp. Class A	145,947	5,210,308
McGrath RentCorp.	123,970	9,627,510
Montrose Environmental Group, Inc. (a)	92,474	4,520,129
MSA Safety, Inc.	174,151	28,036,569
NL Industries, Inc.	19,002	106,601
Odyssey Marine Exploration, Inc. (a)	34,805	251,292
Performant Financial Corp. (a)	99,740	134,649
Perma-Fix Environmental Services, Inc. (a)	23,883	166,226
PICO Holdings, Inc. (a)	104,771	957,607
Pitney Bowes, Inc.	823,679	6,984,798
Quad/Graphics, Inc.	162,420	711,400
Quest Resource Holding Corp. (a)	35,687	107,418
R.R. Donnelley & Sons Co.	348,925	1,186,345
Recycling Asset Holdings, Inc. (a)(c)	12,605	441
SP Plus Corp. (a)	108,617	3,600,654
Steelcase, Inc. Class A	411,094	5,730,650
Stericycle, Inc. (a)	438,582	28,450,814
Team, Inc. (a)	153,146	1,698,389
Tetra Tech, Inc.	257,932	35,690,051
The Brink's Co. (b)	238,002	18,285,694
TOMI Environmental Solutions, Inc. (a)(b)	25,397	107,683
U.S. Ecology, Inc. (a)	177,798	6,793,662
UniFirst Corp.	73,794	17,879,548
Viad Corp.	96,003	4,016,766
Virco Manufacturing Co. (a)	17,193	53,298
VSE Corp.	41,614	1,604,636
		381,856,680
Construction & Engineering - 0.7%
AECOM (a)	719,571	41,655,965
Aegion Corp. (a)	152,287	3,936,619
Ameresco, Inc. Class A (a)	101,184	5,779,630
API Group Corp. (a)(d)	673,339	12,456,772
Arcosa, Inc.	233,390	13,240,215
Argan, Inc.	68,514	3,427,070
Comfort Systems U.S.A., Inc.	175,052	10,842,721
Concrete Pumping Holdings, Inc. (a)	141,151	869,490
Construction Partners, Inc. Class A (a)	163,167	4,722,053
Dycom Industries, Inc. (a)(b)	152,156	11,652,106
EMCOR Group, Inc.	268,776	26,170,719
Fluor Corp. (b)	601,887	10,328,381
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Granite Construction, Inc. (b)	226,628	7,791,471
Great Lakes Dredge & Dock Corp. (a)	299,730	4,552,899
HC2 Holdings, Inc. (a)	368,980	1,291,430
IES Holdings, Inc. (a)(b)	98,454	4,513,131
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	753,651
iSun, Inc. (a)(b)	15,345	210,227
Limbach Holdings, Inc. (a)	21,576	264,953
MasTec, Inc. (a)	268,600	23,301,050
Matrix Service Co. (a)(b)	134,805	1,829,304
MYR Group, Inc. (a)	82,714	4,875,990
Northwest Pipe Co. (a)	51,133	1,740,056
NV5 Global, Inc. (a)(b)	51,507	5,318,613
Orbital Energy Group, Inc. (a)(b)	132,776	823,211
Orion Group Holdings, Inc. (a)	157,272	916,896
Primoris Services Corp.	216,938	7,260,915
SG Blocks, Inc. (a)(b)	45,746	232,390
Sterling Construction Co., Inc. (a)	136,418	3,107,602
Tutor Perini Corp. (a)	200,966	2,954,200
Valmont Industries, Inc.	101,006	23,890,949
Willscot Mobile Mini Holdings (a)	825,024	22,877,916
		263,618,532
Electrical Equipment - 1.7%
Acuity Brands, Inc.	176,977	21,821,264
Allied Motion Technologies, Inc. (b)	38,595	1,873,401
American Superconductor Corp. (a)(b)	142,140	3,381,511
Atkore, Inc. (a)(b)	227,314	15,377,792
Ault Global Holdings, Inc. (a)(b)	51,394	208,146
AZZ, Inc.	126,325	6,453,944
Babcock & Wilcox Enterprises, Inc. (a)	284,133	2,011,662
Beam Global (a)(b)	30,196	1,272,459
Bloom Energy Corp. Class A (a)(b)	554,122	15,809,101
Broadwind, Inc. (a)(b)	60,375	422,021
Capstone Turbine Corp. (a)(b)	38,894	324,376
Encore Wire Corp.	99,356	6,510,799
Energous Corp. (a)(b)	255,819	1,115,371
Energy Focus, Inc. (a)(b)	6,169	32,017
EnerSys (b)	204,349	18,448,628
Espey Manufacturing & Electronics Corp.	5,259	101,499
Flux Power Holdings, Inc. (b)	53,845	693,524
FuelCell Energy, Inc. (a)(b)	1,532,756	25,964,887
Generac Holdings, Inc. (a)	301,472	99,353,112
GrafTech International Ltd.	540,679	6,396,233
Hubbell, Inc. Class B	260,036	46,158,990
Ideal Power, Inc. (a)	18,004	309,129
LSI Industries, Inc. (b)	128,461	1,158,718
nVent Electric PLC	810,638	21,287,354
Ocean Power Technologies, Inc. (a)(b)	133,112	488,521
Orion Energy Systems, Inc. (a)(b)	131,455	1,104,222
Pioneer Power Solutions, Inc. (a)(b)	18,727	112,924
Plug Power, Inc. (a)(b)	2,386,371	115,452,629
Polar Power, Inc. (a)(b)	22,285	286,362
Powell Industries, Inc.	46,082	1,434,533
Preformed Line Products Co.	12,621	925,877
Regal Beloit Corp.	195,142	26,670,057
Sensata Technologies, Inc. PLC (a)	753,884	43,190,014
Shoals Technologies Group, Inc.	369,083	12,039,487
Sunrun, Inc. (a)(b)	747,506	46,778,925
Sunworks, Inc. (a)	81,346	1,072,954
Thermon Group Holdings, Inc. (a)	157,429	3,216,274
TPI Composites, Inc. (a)(b)	151,882	7,238,696
Ultralife Corp. (a)(b)	68,420	465,940
Vertiv Holdings Co.	1,102,252	23,070,134
Vicor Corp. (a)	101,381	9,985,015
		590,018,502
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	254,551	36,973,533
Raven Industries, Inc.	199,772	7,831,062
		44,804,595
Machinery - 2.9%
AGCO Corp.	294,806	38,171,481
AgEagle Aerial Systems, Inc. (a)(b)	246,595	1,997,420
Alamo Group, Inc.	48,654	7,426,060
Albany International Corp. Class A	147,456	11,656,397
Allison Transmission Holdings, Inc.	537,478	20,381,166
Altra Industrial Motion Corp.	292,025	16,914,088
Art's-Way Manufacturing Co., Inc. (a)	31,860	99,403
Astec Industries, Inc. (b)	108,358	7,359,675
Barnes Group, Inc.	225,202	11,789,325
Blue Bird Corp. (a)	73,463	1,785,886
Chart Industries, Inc. (a)	169,502	24,254,041
Chicago Rivet & Machine Co.	758	21,000
CIRCOR International, Inc. (a)	95,448	3,398,903
Colfax Corp. (a)	480,298	21,301,216
Columbus McKinnon Corp. (NY Shares)	112,142	5,645,228
Commercial Vehicle Group, Inc. (a)	154,913	1,423,650
Crane Co.	235,978	19,789,115
Donaldson Co., Inc.	607,393	35,781,522
Douglas Dynamics, Inc.	103,710	4,996,748
Eastern Co. (b)	26,978	687,939
Energy Recovery, Inc. (a)(b)	198,832	3,499,443
Enerpac Tool Group Corp. Class A (b)	310,056	7,658,383
EnPro Industries, Inc. (b)	99,155	7,966,113
ESCO Technologies, Inc.	123,405	13,040,206
Evoqua Water Technologies Corp. (a)	561,626	13,787,918
ExOne Co. (a)(b)	66,393	2,264,001
Federal Signal Corp.	294,956	10,739,348
Franklin Electric Co., Inc.	183,962	13,808,188
FreightCar America, Inc. (a)	53,070	180,173
Gates Industrial Corp. PLC (a)	216,701	3,250,515
Gencor Industries, Inc. (a)	29,953	425,333
Gorman-Rupp Co.	90,076	2,881,531
Graco, Inc.	803,225	55,703,654
Graham Corp.	39,837	611,100
Greenbrier Companies, Inc. (b)	157,911	7,429,713
Helios Technologies, Inc.	147,646	9,656,048
Hillenbrand, Inc.	355,766	16,528,888
Hurco Companies, Inc.	26,517	833,429
Hyliion Holdings Corp. Class A (a)(b)	429,137	6,488,551
Hyster-Yale Materials Handling Class A	46,793	4,003,141
ITT, Inc.	413,018	34,272,234
John Bean Technologies Corp. (b)	151,866	22,410,866
Kadant, Inc.	54,914	9,555,036
Kennametal, Inc. (b)	399,202	14,914,187
L.B. Foster Co. Class A (a)	47,741	809,210
Lincoln Electric Holdings, Inc.	284,803	33,638,082
Lindsay Corp.	51,260	8,214,415
LiqTech International, Inc. (a)(b)	85,306	944,337
Lydall, Inc. (a)	80,989	2,820,847
Manitex International, Inc. (a)	80,512	605,450
Manitowoc Co., Inc. (a)	162,647	2,649,520
Mayville Engineering Co., Inc. (a)	63,668	891,989
Meritor, Inc. (a)	344,708	10,468,782
Middleby Corp. (a)	266,353	38,996,743
Miller Industries, Inc.	56,547	2,231,910
Mueller Industries, Inc. (b)	277,756	11,288,004
Mueller Water Products, Inc. Class A	775,141	9,991,567
Navistar International Corp. (a)	237,837	10,479,098
Nikola Corp. (a)(b)	660,841	11,961,222
NN, Inc. (a)	207,276	1,266,456
Nordson Corp.	258,625	49,762,036
Omega Flex, Inc. (b)	13,705	2,364,113
Oshkosh Corp.	325,430	34,495,580
Park-Ohio Holdings Corp.	42,921	1,387,636
Perma-Pipe International Holdings, Inc. (a)	13,179	87,113
Proto Labs, Inc. (a)(b)	127,702	18,603,627
RBC Bearings, Inc. (a)	120,163	23,919,647
REV Group, Inc.	122,103	1,516,519
Rexnord Corp.	577,453	25,956,512
SPX Corp. (a)	214,864	11,944,290
SPX Flow, Inc. (a)	203,127	12,504,498
Standex International Corp.	57,629	5,651,100
Taylor Devices, Inc. (a)	3,749	41,501
Tennant Co.	87,434	6,662,471
Terex Corp.	333,974	13,753,049
The L.S. Starrett Co. Class A (a)	20,155	128,992
The Shyft Group, Inc.	156,847	5,158,698
Timken Co.	323,885	25,376,390
Titan International, Inc.	259,294	2,144,361
Toro Co.	514,511	51,847,273
TriMas Corp. (a)	206,909	6,950,073
Trinity Industries, Inc. (b)	402,530	12,921,213
Twin Disc, Inc. (a)(b)	40,233	332,727
Wabash National Corp. (b)	264,874	4,391,611
Watts Water Technologies, Inc. Class A	134,482	15,343,051
Welbilt, Inc. (a)	620,774	9,919,969
Woodward, Inc.	282,798	32,301,188
		1,019,511,132
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	53,549	1,571,128
Genco Shipping & Trading Ltd. (b)	157,330	1,651,965
Kirby Corp. (a)	289,790	18,129,262
Matson, Inc.	207,397	14,366,390
Pangaea Logistics Solutions Ltd.	5,684	17,080
SEACOR Holdings, Inc. (a)	92,627	3,937,574
		39,673,399
Professional Services - 1.4%
Acacia Research Corp. (a)	241,785	1,716,674
ASGN, Inc. (a)	253,390	23,557,668
Atlas Technical Consultants, Inc. (a)	18,456	179,023
Barrett Business Services, Inc.	35,197	2,506,026
BG Staffing, Inc.	43,008	599,532
CBIZ, Inc. (a)	289,058	8,715,099
CoreLogic, Inc.	373,179	31,593,334
CoStar Group, Inc. (a)	189,205	155,859,511
CRA International, Inc.	38,928	2,147,658
DLH Holdings Corp. (a)	3,557	36,068
Dun & Bradstreet Holdings, Inc. (a)(b)	651,494	14,241,659
Exponent, Inc. (b)	249,053	24,026,143
Forrester Research, Inc. (a)	51,318	2,318,547
Franklin Covey Co. (a)	49,883	1,282,492
FTI Consulting, Inc. (a)	172,296	19,736,507
Gee Group, Inc. (a)	38,575	65,578
GP Strategies Corp. (a)	73,891	970,189
Heidrick & Struggles International, Inc.	89,340	3,206,413
Hill International, Inc. (a)	111,120	284,467
Hirequest, Inc. (b)	19,482	292,425
Hudson Global, Inc. (a)	7,326	108,352
Huron Consulting Group, Inc. (a)	109,384	5,567,646
ICF International, Inc.	80,876	6,749,102
Insperity, Inc.	170,355	15,110,489
Kelly Services, Inc. Class A (non-vtg.)	157,722	3,283,772
Kforce, Inc.	93,585	4,805,590
Korn Ferry	257,295	15,836,507
Lightbridge Corp. (a)(b)	32,627	211,749
Manpower, Inc.	274,409	25,915,186
Mastech Digital, Inc. (a)	13,818	221,088
MISTRAS Group, Inc. (a)	85,188	678,096
RCM Technologies, Inc. (a)	26,331	104,534
Red Violet, Inc. (a)(b)	30,029	696,673
Rekor Systems, Inc. (a)(b)	120,285	1,859,606
Resources Connection, Inc. (b)	152,772	1,949,371
ShiftPixy, Inc. (a)(b)	48,628	145,884
Staffing 360 Solutions, Inc. (a)	32,301	29,320
TransUnion Holding Co., Inc.	913,972	76,965,582
TriNet Group, Inc. (a)	192,473	15,449,808
TrueBlue, Inc. (a)	162,036	3,375,210
Upwork, Inc. (a)	427,846	23,052,342
Volt Information Sciences, Inc. (a)	56,277	156,450
Willdan Group, Inc. (a)(b)	53,375	2,341,028
		497,948,398
Road & Rail - 1.7%
AMERCO	43,795	25,169,862
ArcBest Corp. (b)	121,171	7,147,877
Avis Budget Group, Inc. (a)	245,303	13,626,582
Covenant Transport Group, Inc. Class A (a)	52,339	951,523
Daseke, Inc. (a)	281,040	1,551,341
Heartland Express, Inc. (b)	246,972	4,494,890
HyreCar, Inc. (a)	92,509	951,918
Knight-Swift Transportation Holdings, Inc. Class A	606,295	26,191,944
Landstar System, Inc.	183,992	29,464,479
Lyft, Inc. (a)	1,184,863	65,996,869
Marten Transport Ltd.	278,418	4,504,803
P.A.M. Transportation Services, Inc. (a)	11,803	684,456
Patriot Transportation Holding, Inc.	5,715	60,122
Ryder System, Inc.	256,747	17,399,744
Saia, Inc. (a)	125,379	25,142,251
Schneider National, Inc. Class B	175,987	4,070,579
U.S. Xpress Enterprises, Inc. (a)	85,454	790,450
U.S.A. Truck, Inc. (a)	35,507	493,547
Uber Technologies, Inc. (a)	6,687,973	346,102,603
Universal Logistics Holdings, Inc.	41,673	975,565
Werner Enterprises, Inc.	281,287	12,072,838
Yellow Corp. (a)(b)	224,479	1,340,140
		589,184,383
Trading Companies & Distributors - 0.8%
AeroCentury Corp. (a)	726	8,835
Air Lease Corp. Class A	514,590	23,599,097
Alta Equipment Group, Inc. (a)(b)	95,730	1,015,695
Applied Industrial Technologies, Inc.	186,195	15,895,467
Beacon Roofing Supply, Inc. (a)	262,604	12,560,349
BlueLinx Corp. (a)	44,535	1,785,854
Boise Cascade Co.	191,708	9,573,898
CAI International, Inc.	80,472	3,540,768
DXP Enterprises, Inc. (a)	81,122	2,436,905
EVI Industries, Inc. (a)(b)	24,353	891,320
GATX Corp. (b)	167,282	15,963,721
General Finance Corp. (a)	73,463	741,242
GMS, Inc. (a)	209,440	7,665,504
H&E Equipment Services, Inc.	146,525	4,532,018
Herc Holdings, Inc. (a)	118,565	10,405,264
Houston Wire & Cable Co. (a)	67,850	276,828
Huttig Building Products, Inc. (a)(b)	72,927	290,249
India Globalization Capital, Inc. (a)(b)	172,304	303,255
Lawson Products, Inc. (a)(b)	40,566	2,149,998
MRC Global, Inc. (a)(b)	277,784	2,427,832
MSC Industrial Direct Co., Inc. Class A	221,688	19,093,987
Nesco Holdings, Inc. Class A (a)(b)	65,380	529,578
NOW, Inc. (a)	524,084	5,571,013
Rush Enterprises, Inc. Class A	237,935	10,095,582
SiteOne Landscape Supply, Inc. (a)	212,568	33,694,154
Systemax, Inc.	73,101	2,638,946
Titan Machinery, Inc. (a)(b)	93,368	2,287,516
Transcat, Inc. (a)	40,113	1,798,266
Triton International Ltd.	331,332	19,144,363
Univar, Inc. (a)	807,275	16,072,845
Veritiv Corp. (a)	61,994	1,474,217
Watsco, Inc.	157,846	38,372,363
WESCO International, Inc. (a)	210,441	16,894,203
Willis Lease Finance Corp. (a)	20,314	656,142
		284,387,274
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	352,512	11,047,726

TOTAL INDUSTRIALS		4,663,824,571

INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 0.7%
Acacia Communications, Inc. (a)	184,420	21,206,456
ADTRAN, Inc.	225,286	3,793,816
Applied Optoelectronics, Inc. (a)(b)	107,527	1,002,689
Aviat Networks, Inc. (a)	25,926	1,590,042
BK Technologies Corp.	68,107	286,730
CalAmp Corp. (a)(b)	167,160	1,867,177
Calix Networks, Inc. (a)	232,960	9,204,250
Cambium Networks Corp. (a)(b)	25,203	1,065,835
Casa Systems, Inc. (a)	154,878	1,271,548
Ciena Corp. (a)	740,526	38,633,241
Clearfield, Inc. (a)	60,046	1,946,091
ClearOne, Inc. (a)	68,406	220,267
CommScope Holding Co., Inc. (a)	949,066	13,846,873
Communications Systems, Inc.	26,846	142,284
Comtech Telecommunications Corp.	119,418	3,209,956
Digi International, Inc. (a)(b)	135,784	3,171,914
DZS, Inc. (a)	58,980	981,427
EchoStar Holding Corp. Class A (a)	245,654	5,576,346
EMCORE Corp. (a)	116,856	793,452
Extreme Networks, Inc. (a)	603,363	5,532,839
Genasys, Inc. (a)(b)	157,033	1,078,817
Harmonic, Inc. (a)	460,119	3,563,622
Infinera Corp. (a)(b)	922,778	9,066,294
Inseego Corp. (a)(b)	303,211	4,423,848
KVH Industries, Inc. (a)	61,426	839,079
Lantronix, Inc. (a)	56,955	266,549
Lumentum Holdings, Inc. (a)	363,164	32,684,760
NETGEAR, Inc. (a)	146,171	5,846,840
NetScout Systems, Inc. (a)	373,870	10,550,611
Network-1 Security Solutions, Inc.	44,887	148,576
Optical Cable Corp. (a)	11,253	41,636
PC-Tel, Inc.	84,418	638,200
Plantronics, Inc.	177,547	7,188,878
Resonant, Inc. (a)(b)	223,737	1,143,296
Ribbon Communications, Inc. (a)	568,648	4,913,119
Tessco Technologies, Inc.	29,976	210,132
Ubiquiti, Inc. (b)	35,721	11,392,141
ViaSat, Inc. (a)(b)	309,870	15,846,752
Viavi Solutions, Inc. (a)(b)	1,127,420	18,247,293
Vislink Technologies, Inc. (a)(b)	57	185
		243,433,861
Electronic Equipment & Components - 1.7%
ADDvantage Technologies Group, Inc. (a)(b)	11,707	35,823
Airgain, Inc. (a)	46,747	1,094,815
Akoustis Technologies, Inc. (a)(b)	170,972	2,443,190
Applied DNA Sciences, Inc. (a)(b)	20,600	184,370
Arlo Technologies, Inc. (a)	381,919	2,658,156
Arrow Electronics, Inc. (a)	362,077	36,301,840
Avnet, Inc.	470,231	17,901,694
Badger Meter, Inc. (b)	138,833	15,075,875
Bel Fuse, Inc. Class B (non-vtg.)	57,152	1,014,448
Belden, Inc. (b)	222,189	9,822,976
Benchmark Electronics, Inc.	176,835	5,022,114
Cemtrex, Inc. (a)(b)	101,564	188,909
ClearSign Combustion Corp. (a)(b)	135,067	638,867
Coda Octopus Group, Inc. (a)(b)	22,486	168,645
Cognex Corp.	837,351	69,156,819
Coherent, Inc. (a)	116,907	28,284,480
CPS Technologies Corp. (a)	41,373	818,772
CTS Corp.	151,274	4,866,485
Daktronics, Inc.	197,468	1,068,302
Data I/O Corp. (a)	25,384	131,235
Digital Ally, Inc. (a)(b)	84,218	161,699
Dolby Laboratories, Inc. Class A	308,434	30,112,411
eMagin Corp. (a)	277,307	1,062,086
ePlus, Inc. (a)	64,402	6,089,853
Fabrinet (a)	177,122	15,645,186
FARO Technologies, Inc. (a)	86,792	8,111,580
Frequency Electronics, Inc. (a)	18,714	221,574
Identiv, Inc. (a)	50,133	558,482
IEC Electronics Corp. (a)(b)	54,502	672,010
II-VI, Inc. (a)	496,464	41,851,915
Image Sensing Systems, Inc. (a)	9,582	43,981
Insight Enterprises, Inc. (a)	170,024	14,212,306
Intellicheck, Inc. (a)	76,685	933,256
Iteris, Inc. (a)(b)	193,896	1,068,367
Itron, Inc. (a)	193,817	22,723,105
Jabil, Inc.	641,160	27,678,877
KEY Tronic Corp. (a)	29,370	241,421
Kimball Electronics, Inc. (a)	125,270	2,941,340
Knowles Corp. (a)	445,243	9,256,602
LGL Group, Inc. (a)	6,067	69,953
LGL Group, Inc. warrants 11/16/25 (a)	6,067	3,034
LightPath Technologies, Inc. Class A (a)(b)	111,997	442,388
Littelfuse, Inc.	116,590	30,339,050
Luna Innovations, Inc. (a)	128,883	1,513,086
Methode Electronics, Inc. Class A	179,661	6,994,203
MicroVision, Inc. (a)(b)	701,928	10,437,669
MICT, Inc. (a)	287,063	754,976
MTS Systems Corp.	91,890	5,362,700
Napco Security Technolgies, Inc. (a)(b)	56,639	1,763,172
National Instruments Corp.	628,164	27,890,482
Neonode, Inc. (a)(b)	22,234	174,982
nLIGHT, Inc. (a)	165,248	6,299,254
Novanta, Inc. (a)	169,223	22,393,280
OSI Systems, Inc. (a)	85,524	8,092,281
Par Technology Corp. (a)(b)	98,743	8,578,792
PC Connection, Inc.	49,986	2,299,856
Plexus Corp. (a)	140,915	11,834,042
Powerfleet, Inc. (a)(b)	134,080	1,055,210
Research Frontiers, Inc. (a)(b)	113,120	455,874
RF Industries Ltd.	34,355	200,633
Richardson Electronics Ltd.	36,172	226,798
Rogers Corp. (a)	88,979	16,147,909
Sanmina Corp. (a)	316,583	11,276,686
ScanSource, Inc. (a)	119,366	3,394,769
Sigmatron International, Inc. (a)	11,250	58,613
SMTC Corp. (a)	88,212	515,158
SYNNEX Corp.	199,181	17,758,978
TTM Technologies, Inc. (a)(b)	502,286	7,092,278
Universal Security Instruments, Inc. (a)(b)	23,722	165,342
Velodyne Lidar, Inc. (a)(b)	231,934	3,407,110
Vishay Intertechnology, Inc. (b)	658,610	15,721,021
Vishay Precision Group, Inc. (a)	61,860	1,999,315
Wayside Technology Group, Inc.	13,193	270,457
Wireless Telecom Group, Inc. (a)	34,803	65,082
Wrap Technologies, Inc. (a)(b)	89,190	469,139
		605,987,438
IT Services - 5.1%
Affirm Holdings, Inc. (b)	115,595	10,757,271
ALJ Regional Holdings, Inc. (a)(b)	9,675	14,222
Alliance Data Systems Corp.	228,751	22,074,472
American Virtual Cloud Technologies, Inc. (a)(b)	5,957	40,031
BigCommerce Holdings, Inc. (a)(b)	55,714	3,293,255
Black Knight, Inc. (a)	756,003	57,977,870
BM Technologies, Inc.	21,807	247,291
Booz Allen Hamilton Holding Corp. Class A	661,467	51,025,564
Brightcove, Inc. (a)	195,906	4,266,833
CACI International, Inc. Class A (a)	121,711	26,939,513
Cardtronics PLC (a)	169,919	6,550,377
Cass Information Systems, Inc. (b)	58,565	2,522,980
Computer Task Group, Inc. (a)	43,271	360,015
Concentrix Corp. (a)	197,959	24,449,916
Conduent, Inc. (a)	764,243	4,111,627
Crexendo, Inc. (a)(b)	7,104	41,700
CSG Systems International, Inc. (b)	156,868	7,239,458
CSP, Inc.	3,689	30,951
Enveric Biosciences, Inc. (a)	2,697	9,224
EPAM Systems, Inc. (a)	268,656	100,372,568
Euronet Worldwide, Inc. (a)	251,383	37,785,379
EVERTEC, Inc.	285,126	11,091,401
EVO Payments, Inc. Class A (a)(b)	233,611	5,947,736
Exela Technologies, Inc. (a)	149,163	322,192
ExlService Holdings, Inc. (a)	167,742	14,194,328
Fastly, Inc. Class A (a)(b)	402,830	29,640,231
Genpact Ltd.	845,384	34,187,329
GoDaddy, Inc. (a)	804,233	65,239,381
GreenSky, Inc. Class A (a)(b)	250,463	1,332,463
Grid Dynamics Holdings, Inc. (a)(b)	115,168	1,717,155
GTT Communications, Inc. (a)(b)	142,846	268,550
Hackett Group, Inc.	130,530	2,038,879
i3 Verticals, Inc. Class A (a)	93,111	3,091,285
Information Services Group, Inc. (a)	106,909	389,149
Innodata, Inc. (a)(b)	95,748	560,126
Inpixon (a)(b)	232,204	294,899
International Money Express, Inc. (a)	125,449	1,847,864
KBR, Inc.	679,520	21,065,120
Limelight Networks, Inc. (a)(b)	604,998	1,978,343
Liveramp Holdings, Inc. (a)	318,213	20,098,333
ManTech International Corp. Class A (b)	132,773	10,377,538
Marathon Patent Group, Inc. (a)(b)	220,229	6,639,904
Maximus, Inc.	296,006	24,059,368
MoneyGram International, Inc. (a)(b)	310,225	2,069,201
MongoDB, Inc. Class A (a)	242,912	93,747,028
NIC, Inc.	320,279	11,116,884
Okta, Inc. (a)	581,961	152,153,703
Paya Holdings, Inc. (a)(b)	269,001	3,244,152
Paysign, Inc. (a)(b)	130,624	591,727
Perficient, Inc. (a)	160,117	8,916,916
Perspecta, Inc.	672,697	19,642,752
PFSweb, Inc. (a)	68,404	480,196
PRGX Global, Inc. (a)	113,057	862,625
Priority Technology Holdings, Inc. (a)	33,637	305,424
Rackspace Technology, Inc. (a)(b)	167,380	3,518,328
Repay Holdings Corp. (a)	343,258	7,483,024
Research Solutions, Inc. (a)	27,415	55,378
Sabre Corp. (b)	1,525,830	22,414,443
Science Applications International Corp.	280,793	24,184,701
ServiceSource International, Inc. (a)	334,001	536,072
Shift4 Payments, Inc. (b)	168,560	12,894,840
Snowflake Computing, Inc.	155,706	40,411,935
Square, Inc. (a)	1,841,879	423,687,365
StarTek, Inc. (a)	53,760	435,994
Steel Connect, Inc. (a)	124,462	214,075
Switch, Inc. Class A	384,707	6,670,819
Sykes Enterprises, Inc. (a)	189,049	7,724,542
Ttec Holdings, Inc.	88,965	7,485,515
Tucows, Inc. (a)(b)	46,291	3,657,915
Twilio, Inc. Class A (a)	691,098	271,518,582
Unisys Corp. (a)(b)	303,476	7,450,336
Usio, Inc. (a)	77,567	486,345
Verra Mobility Corp. (a)(b)	647,268	9,223,569
WEX, Inc. (a)	211,554	44,077,276
WidePoint Corp. (a)(b)	33,889	359,223
		1,804,112,976
Semiconductors & Semiconductor Equipment - 3.7%
ACM Research, Inc. (a)	48,343	4,697,006
Advanced Energy Industries, Inc.	182,659	19,078,733
AEHR Test Systems (a)(b)	77,697	217,552
Allegro MicroSystems LLC (a)	197,357	5,158,912
Alpha & Omega Semiconductor Ltd. (a)	95,407	3,357,372
Ambarella, Inc. (a)	165,263	18,590,435
Amkor Technology, Inc.	512,472	12,242,956
Amtech Systems, Inc. (a)	53,049	508,740
Array Technologies, Inc. (b)	377,759	14,007,304
Atomera, Inc. (a)(b)	85,161	2,382,805
Axcelis Technologies, Inc. (a)	158,679	5,850,495
AXT, Inc. (a)	193,096	2,496,731
Brooks Automation, Inc.	355,012	29,522,798
Ceva, Inc. (a)	105,509	6,460,316
Cirrus Logic, Inc. (a)	278,355	22,763,872
CMC Materials, Inc.	139,826	23,840,333
Cohu, Inc.	200,153	8,696,648
Cree, Inc. (a)	528,452	59,958,164
CVD Equipment Corp. (a)	12,659	62,409
CyberOptics Corp. (a)	35,618	952,782
Diodes, Inc. (a)	203,177	15,953,458
DSP Group, Inc. (a)	109,919	1,711,439
Entegris, Inc.	647,309	68,103,380
Everspin Technologies, Inc. (a)(b)	46,642	264,460
First Solar, Inc. (a)	406,938	32,970,117
FormFactor, Inc. (a)	385,936	17,509,916
GSI Technology, Inc. (a)	71,555	525,214
Ichor Holdings Ltd. (a)	112,950	4,829,742
Impinj, Inc. (a)(b)	104,631	6,693,245
Inphi Corp. (a)	249,941	41,137,789
Intest Corp. (a)	33,374	285,348
Kopin Corp. (a)(b)	337,442	2,821,015
Kulicke & Soffa Industries, Inc.	295,622	14,739,713
Lattice Semiconductor Corp. (a)	656,288	31,580,579
MACOM Technology Solutions Holdings, Inc. (a)	222,211	14,299,278
Marvell Technology Group Ltd.	3,217,112	155,322,167
MaxLinear, Inc. Class A (a)(b)	323,264	12,856,209
MKS Instruments, Inc.	264,252	43,575,155
MoSys, Inc. (a)(b)	813	4,073
NeoPhotonics Corp. (a)	247,798	2,381,339
NVE Corp. (b)	24,023	1,692,901
NXP Semiconductors NV	1,340,635	244,732,919
ON Semiconductor Corp. (a)	1,970,381	79,347,243
Onto Innovation, Inc. (a)	238,546	14,899,583
PDF Solutions, Inc. (a)	138,675	2,546,073
Photronics, Inc. (a)	312,370	3,720,327
Pixelworks, Inc. (a)	172,277	618,474
Power Integrations, Inc. (b)	286,699	25,335,591
QuickLogic Corp. (a)(b)	59,120	526,168
Rambus, Inc. (a)	550,878	11,557,420
Rubicon Technology, Inc. (a)	8,459	85,520
Semtech Corp. (a)	312,677	22,922,351
Silicon Laboratories, Inc. (a)	210,334	32,757,417
SiTime Corp. (a)	59,093	5,757,431
SMART Global Holdings, Inc. (a)	65,072	3,038,212
SolarEdge Technologies, Inc. (a)	245,684	73,289,994
Summit Wireless Technologies, Inc. (a)(b)	18,292	59,632
SunPower Corp. (a)(b)	383,117	13,320,978
Synaptics, Inc. (a)	165,497	22,181,563
Ultra Clean Holdings, Inc. (a)	193,080	8,955,050
Universal Display Corp.	205,723	43,549,502
Veeco Instruments, Inc. (a)	240,559	5,172,019
		1,324,476,367
Software - 11.9%
2U, Inc. (a)(b)	343,949	13,630,699
8x8, Inc. (a)	507,019	17,345,120
A10 Networks, Inc. (a)	295,252	2,757,654
ACI Worldwide, Inc. (a)	560,943	21,461,679
Agilysys, Inc. (a)	98,637	5,877,779
Alarm.com Holdings, Inc. (a)(b)	214,098	18,814,932
Altair Engineering, Inc. Class A (a)(b)	207,307	12,768,038
Alteryx, Inc. Class A (a)	257,785	24,644,246
American Software, Inc. Class A	137,809	2,783,742
Anaplan, Inc. (a)	679,037	44,130,615
AppFolio, Inc. (a)	80,939	13,275,615
Appian Corp. Class A (a)(b)	181,484	31,197,100
Asana, Inc. (a)	68,095	2,358,130
Aspen Technology, Inc. (a)	324,179	48,792,181
Asure Software, Inc. (a)(b)	55,885	435,344
AudioEye, Inc. (a)(b)	25,652	809,577
Avalara, Inc. (a)	404,929	63,549,557
Avaya Holdings Corp. (a)	357,285	10,600,646
Aware, Inc. (a)	24,042	106,746
Benefitfocus, Inc. (a)	143,291	2,178,023
Bill.Com Holdings, Inc. (a)	282,343	46,589,418
Bio-Key International, Inc. (a)(b)	27,419	111,870
Blackbaud, Inc. (b)	237,295	16,330,642
BlackLine, Inc. (a)	243,190	30,160,424
Bottomline Technologies, Inc. (a)	193,039	8,663,590
Box, Inc. Class A (a)	686,984	12,606,156
Bridgeline Digital, Inc. (a)	19	58
BSQUARE Corp. (a)	60,196	288,941
CDK Global, Inc.	580,915	29,127,078
Cerence, Inc. (a)(b)	178,508	19,853,660
Ceridian HCM Holding, Inc. (a)	622,707	55,831,910
ChannelAdvisor Corp. (a)	144,729	3,270,875
Cleanspark, Inc. (a)(b)	97,588	2,335,281
Cloudera, Inc. (a)	1,029,828	16,621,424
Cloudflare, Inc. (a)	839,375	62,088,569
CommVault Systems, Inc. (a)	225,910	14,397,244
Cornerstone OnDemand, Inc. (a)	306,011	15,459,676
Coupa Software, Inc. (a)	330,127	114,309,775
Crowdstrike Holdings, Inc. (a)	904,051	195,275,016
Datadog, Inc. Class A (a)	928,489	88,587,135
Datto Holding Corp.	107,180	2,495,150
Digimarc Corp. (a)(b)	61,839	2,262,689
Digital Turbine, Inc. (a)	355,542	29,357,103
DocuSign, Inc. (a)	895,009	202,862,740
Domo, Inc. Class B (a)	126,131	8,038,329
Dropbox, Inc. Class A (a)	1,404,366	31,661,431
Duck Creek Technologies, Inc. (a)(b)	157,146	7,433,006
Dynatrace, Inc. (a)	878,273	43,702,864
Ebix, Inc. (b)	111,191	2,710,837
eGain Communications Corp. (a)	108,292	1,258,353
Elastic NV (a)	290,522	39,043,252
Envestnet, Inc. (a)	259,698	16,625,866
Everbridge, Inc. (a)(b)	167,661	25,690,695
Evolving Systems, Inc. (a)	27,005	75,884
Fair Isaac Corp. (a)	139,329	63,749,984
FireEye, Inc. (a)	1,091,432	21,086,466
Five9, Inc. (a)	316,501	58,628,645
fuboTV, Inc. (a)(b)	254,989	9,001,112
GSE Systems, Inc. (a)(b)	32,533	63,114
GTY Technology Holdings, Inc. (a)(b)	197,683	1,449,016
Guidewire Software, Inc. (a)	402,254	44,646,171
HubSpot, Inc. (a)	206,545	106,370,675
Intelligent Systems Corp. (a)(b)	34,175	1,356,064
InterDigital, Inc.	155,537	9,856,380
Intrusion, Inc. (a)(b)	80,361	1,959,201
Inuvo, Inc. (a)(b)	390,395	413,819
Issuer Direct Corp. (a)	26,250	573,825
j2 Global, Inc. (a)(b)	205,439	22,881,796
Jamf Holding Corp. (a)	133,641	4,998,173
Kaspien Holdings, Inc. (a)(b)	1,429	45,585
LivePerson, Inc. (a)(b)	296,775	19,474,376
Manhattan Associates, Inc. (a)	303,668	37,335,981
Marin Software, Inc. (a)(b)	22,030	43,840
McAfee Corp. (b)	170,810	3,535,767
Medallia, Inc. (a)(b)	386,584	15,606,396
MicroStrategy, Inc. Class A (a)(b)	34,730	26,061,739
Mimecast Ltd. (a)	279,837	11,999,411
Mitek Systems, Inc. (a)(b)	239,842	3,664,786
Model N, Inc. (a)(b)	148,893	6,305,619
Net Element International, Inc. (a)	21,564	221,678
NetSol Technologies, Inc. (a)	40,740	185,367
New Relic, Inc. (a)	251,472	15,374,998
Nuance Communications, Inc. (a)	1,355,364	60,449,234
Nutanix, Inc. Class A (a)	910,474	27,573,705
NXT-ID, Inc. (a)	131,621	217,175
Oblong, Inc. (a)(b)	31,599	129,872
Onespan, Inc. (a)	171,148	3,998,017
Pagerduty, Inc. (a)(b)	275,554	12,328,286
Palantir Technologies, Inc. (a)(b)	1,761,839	42,107,952
Palo Alto Networks, Inc. (a)	457,172	163,809,299
Park City Group, Inc. (a)(b)	64,528	392,330
Paylocity Holding Corp. (a)	180,268	34,465,439
Pegasystems, Inc.	188,558	24,955,651
Phunware, Inc. (a)(b)	184,549	332,188
Ping Identity Holding Corp. (a)(b)	173,762	4,071,244
Pluralsight, Inc. (a)	477,319	9,827,998
Progress Software Corp.	224,424	9,546,997
Proofpoint, Inc. (a)	276,615	33,448,286
PROS Holdings, Inc. (a)	186,521	8,841,095
PTC, Inc. (a)	502,776	68,850,145
Q2 Holdings, Inc. (a)	242,211	29,520,677
QAD, Inc.:
Class A	41,083	2,637,529
Class B	23,915	1,100,807
Qualtrics International, Inc.	242,840	9,227,920
Qualys, Inc. (a)(b)	160,706	15,614,195
Qumu Corp. (a)	66,043	592,406
Rapid7, Inc. (a)	252,762	19,270,575
RealNetworks, Inc. (a)	88,984	388,860
RealPage, Inc. (a)	424,268	36,817,977
Rimini Street, Inc. (a)	97,430	757,031
RingCentral, Inc. (a)	380,627	143,937,906
Riot Blockchain, Inc. (a)(b)	332,694	14,552,036
SailPoint Technologies Holding, Inc. (a)(b)	435,673	24,563,244
SeaChange International, Inc. (a)(b)	146,521	172,895
SecureWorks Corp. (a)(b)	43,872	633,073
SharpSpring, Inc. (a)	46,113	1,030,164
ShotSpotter, Inc. (a)(b)	36,848	1,546,879
SilverSun Technologies, Inc. (A Shares) (b)	17,056	95,684
Slack Technologies, Inc. Class A (a)	2,353,577	96,331,907
Smartsheet, Inc. (a)	543,795	37,657,804
Smith Micro Software, Inc. (a)	152,489	1,006,427
SolarWinds, Inc. (a)(b)	342,518	5,545,366
Splunk, Inc. (a)	768,564	109,912,338
Sprout Social, Inc. (a)(b)	133,779	9,092,959
SPS Commerce, Inc. (a)	170,359	17,160,262
SS&C Technologies Holdings, Inc.	1,070,212	70,933,651
Sumo Logic, Inc. (b)	88,926	2,701,572
Support.com, Inc. (a)	54,868	117,418
SVMK, Inc. (a)	566,789	10,553,611
Synacor, Inc. (a)	119,442	254,411
Synchronoss Technologies, Inc. (a)(b)	183,108	811,168
Tenable Holdings, Inc. (a)	328,508	13,439,262
Teradata Corp. (a)	521,737	20,921,654
The Trade Desk, Inc. (a)	201,200	162,044,468
Upland Software, Inc. (a)	133,091	6,578,688
Varonis Systems, Inc. (a)	163,044	29,925,096
Verb Technology Co., Inc. (a)(b)	212,880	485,366
Verint Systems, Inc. (a)	311,122	15,335,203
Veritone, Inc. (a)(b)	121,611	4,384,077
Vertex, Inc. Class A (a)(b)	135,637	4,170,838
VirnetX Holding Corp. (b)	306,358	2,132,252
VMware, Inc. Class A (a)(b)	389,890	53,886,697
Workday, Inc. Class A (a)	863,274	211,657,519
Workiva, Inc. (a)	191,304	19,350,400
Xperi Holding Corp. (b)	509,441	10,749,205
Yext, Inc. (a)(b)	478,563	8,097,286
Zendesk, Inc. (a)	558,800	81,663,032
Zix Corp. (a)	273,769	2,020,415
Zoom Video Communications, Inc. Class A (a)	978,411	365,544,134
Zscaler, Inc. (a)	353,605	72,499,633
Zuora, Inc. (a)	472,309	7,051,573
		4,231,354,811
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	592,984	21,252,547
Astro-Med, Inc.	35,940	401,090
Avid Technology, Inc. (a)	202,542	3,927,289
Boxlight Corp. (a)(b)	223,243	620,616
Corsair Gaming, Inc. (b)	99,556	3,568,087
Dell Technologies, Inc. (a)	1,126,585	91,332,246
Diebold Nixdorf, Inc. (a)	375,159	5,447,309
Eastman Kodak Co. (a)(b)	300,086	2,586,741
Immersion Corp. (a)	92,246	914,158
Intevac, Inc. (a)	91,937	585,639
NCR Corp. (a)	616,343	21,424,083
One Stop Systems, Inc. (a)(b)	47,116	303,898
Pure Storage, Inc. Class A (a)	1,157,518	27,062,771
Quantum Corp. (a)	196,357	1,637,617
Socket Mobile, Inc. (a)	29,658	311,706
Sonim Technologies, Inc. (a)(b)	173,952	180,910
Super Micro Computer, Inc. (a)	215,801	7,041,587
Transact Technologies, Inc. (a)	27,805	294,455
		188,892,749

TOTAL INFORMATION TECHNOLOGY		8,398,258,202

MATERIALS - 3.4%
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.	96,954	552,638
AdvanSix, Inc. (a)	136,031	3,781,662
AgroFresh Solutions, Inc. (a)	114,965	274,766
American Vanguard Corp.	133,922	2,614,157
Amyris, Inc. (a)(b)	714,651	9,862,184
Ashland Global Holdings, Inc.	262,573	22,087,641
Avient Corp.	439,028	18,974,790
Axalta Coating Systems Ltd. (a)	1,006,597	27,520,362
Balchem Corp.	156,125	18,635,080
Cabot Corp.	277,451	13,658,913
Chase Corp.	34,979	3,766,539
Core Molding Technologies, Inc. (a)	29,730	361,220
Element Solutions, Inc.	1,044,071	18,845,482
Ferro Corp. (a)	389,283	6,177,921
Flotek Industries, Inc. (a)(b)	264,681	592,885
FutureFuel Corp.	128,970	1,893,280
GCP Applied Technologies, Inc. (a)	233,595	5,790,820
H.B. Fuller Co.	244,280	13,696,780
Hawkins, Inc.	45,143	2,825,952
Huntsman Corp.	954,671	26,062,518
Ingevity Corp. (a)	197,741	13,739,045
Innospec, Inc.	118,496	11,902,923
Intrepid Potash, Inc. (a)	48,926	1,452,613
Koppers Holdings, Inc. (a)	101,259	3,383,063
Kraton Performance Polymers, Inc. (a)	153,285	5,700,669
Kronos Worldwide, Inc.	107,838	1,558,259
Livent Corp. (a)(b)	699,495	13,024,597
Loop Industries, Inc. (a)(b)	99,121	853,432
LSB Industries, Inc. (a)	104,556	465,274
Marrone Bio Innovations, Inc. (a)	455,249	1,163,161
Minerals Technologies, Inc. (b)	165,623	11,797,326
NewMarket Corp.	35,052	13,284,007
Northern Technologies International Corp.	14,032	227,459
Olin Corp.	679,874	21,035,302
Orion Engineered Carbons SA	293,691	5,198,331
PQ Group Holdings, Inc.	189,942	2,917,509
Quaker Chemical Corp. (b)	63,166	17,836,815
Rayonier Advanced Materials, Inc. (a)	306,484	2,834,977
RPM International, Inc.	623,962	49,692,334
Sensient Technologies Corp.	206,938	16,110,123
Stepan Co.	103,272	12,463,898
The Chemours Co. LLC	786,795	18,513,286
The Scotts Miracle-Gro Co. Class A	195,396	41,648,657
Trecora Resources (a)	90,844	644,992
Tredegar Corp.	122,777	1,871,121
Trinseo SA (b)	183,997	11,906,446
Tronox Holdings PLC (b)	520,651	9,548,739
Valhi, Inc.	11,706	216,327
Valvoline, Inc.	889,044	22,190,538
Venator Materials PLC (a)	253,191	969,722
W.R. Grace & Co.	297,196	17,611,835
Westlake Chemical Corp.	165,299	14,147,941
		543,886,311
Construction Materials - 0.1%
Eagle Materials, Inc.	201,610	25,277,862
Forterra, Inc. (a)	87,063	2,025,956
Summit Materials, Inc. (a)	548,937	15,211,044
Tecnoglass, Inc.	87,666	647,852
U.S. Concrete, Inc. (a)	75,147	3,867,065
United States Lime & Minerals, Inc. (b)	10,066	1,410,649
		48,440,428
Containers & Packaging - 0.7%
Aptargroup, Inc.	310,158	40,342,251
Berry Global Group, Inc. (a)	639,507	35,428,688
Crown Holdings, Inc.	646,296	61,760,046
Graphic Packaging Holding Co.	1,284,609	20,386,745
Greif, Inc.:
Class A (b)	97,831	4,725,237
Class B	64,018	3,168,891
Myers Industries, Inc.	167,962	3,718,679
O-I Glass, Inc.	747,220	8,727,530
Pactiv Evergreen, Inc. (b)	196,366	2,745,197
Ranpak Holdings Corp. (A Shares) (a)	180,643	3,253,380
Silgan Holdings, Inc.	377,640	14,184,158
Sonoco Products Co.	476,884	28,407,980
UFP Technologies, Inc. (a)(b)	36,463	1,805,648
		228,654,430
Metals & Mining - 0.9%
Alcoa Corp. (a)	891,093	21,876,333
Allegheny Technologies, Inc. (a)(b)	616,281	12,116,084
Alpha Metallurgical Resources (a)(b)	85,195	1,277,925
Ampco-Pittsburgh Corp. (a)(b)	56,139	428,902
Arconic Rolled Products Corp. (a)	464,500	10,181,840
Carpenter Technology Corp. (b)	227,940	9,268,040
Century Aluminum Co. (a)	275,102	3,777,150
Cleveland-Cliffs, Inc.	2,193,202	29,257,315
Coeur d'Alene Mines Corp. (a)	1,168,918	10,531,951
Commercial Metals Co. (b)	575,476	14,473,221
Compass Minerals International, Inc.	160,223	10,108,469
Comstock Mining, Inc. (a)(b)	173,371	937,937
Fortitude Gold Corp. (a)	98,084	379,585
Friedman Industries	25,968	217,352
Gatos Silver, Inc. (b)	139,473	1,947,043
Gold Resource Corp. (b)	343,295	923,464
Golden Minerals Co. (a)(b)	512,658	395,259
Haynes International, Inc.	62,561	1,747,329
Hecla Mining Co.	2,544,424	16,615,089
Hycroft Mining Holding Corp. (a)(b)	158,084	1,105,007
Kaiser Aluminum Corp.	74,955	8,552,366
Materion Corp. (b)	96,250	6,591,200
McEwen Mining, Inc. (a)(b)	1,189,987	1,320,886
Olympic Steel, Inc. (b)	44,454	793,059
Paramount Gold Nevada Corp. (a)	22,322	23,215
Ramaco Resources, Inc. (a)(b)	23,222	107,982
Reliance Steel & Aluminum Co.	304,936	40,312,539
Royal Gold, Inc.	315,336	32,703,497
Ryerson Holding Corp. (a)	81,593	1,038,679
Schnitzer Steel Industries, Inc. Class A	124,843	4,312,077
Solitario Exploration & Royalty Corp. (a)(b)	222,066	207,654
Steel Dynamics, Inc.	957,431	39,809,981
SunCoke Energy, Inc.	388,757	2,484,157
Synalloy Corp. (a)	36,188	313,750
TimkenSteel Corp. (a)(b)	200,180	1,617,454
U.S. Antimony Corp. (a)(b)	295,481	422,538
U.S. Gold Corp. (a)	678	6,882
United States Steel Corp. (b)	1,253,883	20,826,997
Universal Stainless & Alloy Products, Inc. (a)	43,484	447,016
Warrior Metropolitan Coal, Inc.	241,326	4,626,219
Worthington Industries, Inc. (b)	173,482	11,083,765
		325,167,208
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)(b)	79,683	2,789,702
Domtar Corp.	262,853	9,738,704
Louisiana-Pacific Corp.	524,566	24,974,587
Mercer International, Inc. (SBI)	190,002	2,920,331
Neenah, Inc.	78,752	4,356,561
P.H. Glatfelter Co. (b)	199,795	3,206,710
Resolute Forest Products (a)	404,271	3,767,806
Schweitzer-Mauduit International, Inc.	154,433	7,212,021
Verso Corp.	161,069	2,013,363
		60,979,785

TOTAL MATERIALS		1,207,128,162

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Acadia Realty Trust (SBI)	427,396	8,082,058
Agree Realty Corp.	288,443	18,621,880
Alexander & Baldwin, Inc.	349,671	6,108,752
Alexanders, Inc.	10,463	2,836,624
Alpine Income Property Trust, Inc.	30,197	553,209
American Assets Trust, Inc.	244,534	7,600,117
American Campus Communities, Inc.	672,584	27,549,041
American Finance Trust, Inc.	503,735	4,463,092
American Homes 4 Rent Class A	1,304,547	40,623,594
Americold Realty Trust (b)	984,619	34,501,050
Apartment Income (REIT) Corp.	718,288	29,363,613
Apartment Investment & Management Co. Class A	745,220	3,547,247
Apple Hospitality (REIT), Inc.	1,009,210	14,381,243
Armada Hoffler Properties, Inc.	279,587	3,609,468
Ashford Hospitality Trust, Inc. (a)	291,578	1,000,113
Bluerock Residential Growth (REIT), Inc.	113,385	1,215,487
Braemar Hotels & Resorts, Inc. (a)	164,484	1,148,098
Brandywine Realty Trust (SBI)	825,120	10,091,218
Brixmor Property Group, Inc.	1,426,518	28,073,874
Broadstone Net Lease, Inc.	187,277	3,387,841
BRT Realty Trust	53,913	853,982
Camden Property Trust (SBI)	470,148	48,965,914
CareTrust (REIT), Inc.	467,876	10,377,490
CatchMark Timber Trust, Inc.	238,344	2,433,492
Cedar Realty Trust, Inc.	63,981	881,658
Centerspace	63,696	4,371,456
Chatham Lodging Trust	228,007	3,176,138
CIM Commercial Trust Corp.	14,548	176,758
City Office REIT, Inc.	216,362	2,198,238
Clipper Realty, Inc.	58,110	507,300
Colony Capital, Inc.	2,330,829	13,798,508
Columbia Property Trust, Inc.	563,521	7,956,917
Community Healthcare Trust, Inc.	110,867	4,859,301
Condor Hospitality Trust, Inc. (a)	9,303	45,678
CorEnergy Infrastructure Trust, Inc.	66,154	494,170
CorePoint Lodging, Inc.	196,341	1,788,667
CoreSite Realty Corp.	205,809	25,049,013
Corporate Office Properties Trust (SBI)	545,283	14,177,358
Cousins Properties, Inc.	717,150	24,053,211
CTO Realty Growth, Inc. (b)	32,737	1,694,140
CubeSmart	947,743	35,028,581
CyrusOne, Inc.	578,212	37,948,054
DiamondRock Hospitality Co. (a)	966,744	9,783,449
Diversified Healthcare Trust (SBI)	1,167,629	5,254,331
Douglas Emmett, Inc.	802,790	26,291,373
Easterly Government Properties, Inc.	405,696	8,917,198
EastGroup Properties, Inc.	192,476	26,197,908
Empire State Realty Trust, Inc.	724,002	7,971,262
EPR Properties	358,120	16,179,862
Equity Commonwealth	603,681	17,029,841
Equity Lifestyle Properties, Inc.	820,451	50,580,804
Essential Properties Realty Trust, Inc. (b)	510,153	11,835,550
Farmland Partners, Inc.	153,535	1,836,279
First Industrial Realty Trust, Inc.	630,412	26,924,897
Four Corners Property Trust, Inc.	354,785	9,611,126
Franklin Street Properties Corp.	465,801	2,310,373
Gaming & Leisure Properties	1,039,916	46,172,270
Getty Realty Corp.	180,735	5,056,965
Gladstone Commercial Corp.	166,389	3,108,147
Gladstone Land Corp.	105,025	1,878,897
Global Medical REIT, Inc.	198,772	2,677,459
Global Net Lease, Inc.	423,371	7,866,233
Global Self Storage, Inc.	94,056	414,787
Healthcare Realty Trust, Inc.	659,842	19,043,040
Healthcare Trust of America, Inc.	1,061,488	28,830,014
Hersha Hospitality Trust	176,585	1,963,625
Highwoods Properties, Inc. (SBI)	496,930	19,857,323
Hudson Pacific Properties, Inc.	740,968	18,961,371
Independence Realty Trust, Inc.	461,073	6,473,465
Industrial Logistics Properties Trust	314,087	6,680,630
Invitation Homes, Inc.	2,701,344	78,717,164
iStar Financial, Inc. (b)	373,784	6,623,452
JBG SMITH Properties	540,259	17,153,223
Kilroy Realty Corp.	504,893	32,040,510
Kite Realty Group Trust	410,509	7,869,458
Lamar Advertising Co. Class A	416,724	36,084,131
Lexington Corporate Properties Trust	1,335,729	14,319,015
Life Storage, Inc.	352,399	29,566,276
LTC Properties, Inc.	192,594	7,879,021
Mack-Cali Realty Corp.	420,524	5,874,720
Medical Properties Trust, Inc.	2,734,605	59,040,122
Monmouth Real Estate Investment Corp. Class A	493,647	8,549,966
National Health Investors, Inc.	218,261	14,900,678
National Retail Properties, Inc.	833,658	36,547,567
National Storage Affiliates Trust	303,264	11,690,827
NETSTREIT Corp.	68,776	1,208,394
New Senior Investment Group, Inc.	386,609	2,362,181
NexPoint Residential Trust, Inc.	109,707	4,502,375
Office Properties Income Trust	224,516	5,678,010
Omega Healthcare Investors, Inc.	1,087,674	40,396,212
One Liberty Properties, Inc.	81,505	1,745,022
Outfront Media, Inc.	694,870	14,091,964
Paramount Group, Inc.	857,809	7,951,889
Park Hotels & Resorts, Inc.	1,128,547	24,545,897
Pebblebrook Hotel Trust	624,543	14,152,144
Physicians Realty Trust	1,012,297	17,209,049
Piedmont Office Realty Trust, Inc. Class A	648,832	11,069,074
Plymouth Industrial REIT, Inc.	126,215	1,883,128
Postal Realty Trust, Inc.	40,335	648,587
Potlatch Corp.	321,048	16,293,186
Preferred Apartment Communities, Inc. Class A	234,413	1,929,219
PS Business Parks, Inc.	99,826	14,460,794
QTS Realty Trust, Inc. Class A (b)	312,026	19,383,055
Rayonier, Inc.	663,805	21,666,595
Retail Opportunity Investments Corp.	573,547	9,067,778
Retail Properties America, Inc.	1,044,020	10,993,531
Retail Value, Inc.	82,624	1,379,821
Rexford Industrial Realty, Inc.	636,168	30,357,937
RLJ Lodging Trust	793,500	12,457,950
RPT Realty	392,047	4,300,756
Ryman Hospitality Properties, Inc.	263,476	20,364,060
Sabra Health Care REIT, Inc.	1,003,779	17,285,074
Safehold, Inc.	69,634	5,309,593
Saul Centers, Inc.	62,047	2,197,705
Seritage Growth Properties (a)(b)	174,732	3,527,839
Service Properties Trust	794,285	10,198,619
SITE Centers Corp.	734,703	9,800,938
Sotherly Hotels, Inc.	41,362	152,212
Spirit Realty Capital, Inc.	553,125	23,795,438
Stag Industrial, Inc.	725,668	22,894,825
Store Capital Corp.	1,145,988	38,321,839
Summit Hotel Properties, Inc.	498,217	5,156,546
Sun Communities, Inc.	518,257	78,749,151
Sunstone Hotel Investors, Inc.	1,071,004	14,147,963
Tanger Factory Outlet Centers, Inc. (b)	451,238	7,102,486
Terreno Realty Corp.	339,495	19,025,300
The GEO Group, Inc. (b)	590,206	4,249,483
The Macerich Co. (b)	546,650	7,062,718
UMH Properties, Inc.	179,957	3,071,866
Uniti Group, Inc.	1,118,049	13,315,964
Universal Health Realty Income Trust (SBI)	59,465	3,683,857
Urban Edge Properties	524,388	8,652,402
Urstadt Biddle Properties, Inc. Class A	163,270	2,631,912
VEREIT, Inc.	1,047,339	40,846,221
VICI Properties, Inc.	2,582,079	73,589,252
Washington Prime Group, Inc. (b)	99,878	622,240
Washington REIT (SBI)	413,425	9,310,331
Weingarten Realty Investors (SBI)	590,368	14,989,444
Wheeler REIT, Inc. (a)	33,737	112,007
Whitestone REIT Class B	224,872	2,102,553
WP Carey, Inc.	845,893	57,977,506
Xenia Hotels & Resorts, Inc.	541,526	10,814,274
		2,064,954,418
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,426	55,313
Altisource Portfolio Solutions SA (a)	44,655	454,141
American Realty Investments, Inc. (a)	2,084	19,152
Cushman & Wakefield PLC (a)	529,858	8,202,202
eXp World Holdings, Inc. (a)(b)	266,996	16,123,888
Fathom Holdings, Inc. (a)(b)	18,906	823,923
Forestar Group, Inc. (a)	80,745	1,719,061
FRP Holdings, Inc. (a)(b)	34,273	1,547,083
Howard Hughes Corp. (a)	216,190	20,509,945
Indus Realty Trust, Inc.	19,597	1,189,146
InterGroup Corp. (a)(b)	1,129	39,018
J.W. Mays, Inc. (a)	15	443
Jones Lang LaSalle, Inc. (a)	247,456	43,052,395
Kennedy-Wilson Holdings, Inc.	589,800	11,064,648
Marcus & Millichap, Inc. (a)	114,207	4,325,019
Maui Land & Pineapple, Inc. (a)	29,867	353,028
Newmark Group, Inc.	771,114	7,726,562
Rafael Holdings, Inc. (a)	52,713	1,886,071
RE/MAX Holdings, Inc.	88,717	3,701,273
Realogy Holdings Corp. (a)	553,531	8,347,247
Redfin Corp. (a)	490,268	37,132,898
Stratus Properties, Inc. (a)	20,176	490,075
Tejon Ranch Co. (a)(b)	98,443	1,606,590
The RMR Group, Inc.	76,054	3,056,610
The St. Joe Co.	148,893	7,493,785
Transcontinental Realty Investors, Inc. (a)(b)	1,782	37,066
Trinity Place Holdings, Inc. (a)(b)	39,666	88,455
		181,045,037

TOTAL REAL ESTATE		2,245,999,455

UTILITIES - 1.8%
Electric Utilities - 0.6%
Allete, Inc. (b)	251,998	15,656,636
Avangrid, Inc. (b)	271,221	12,411,073
Genie Energy Ltd. Class B (b)	101,120	763,456
Hawaiian Electric Industries, Inc.	471,007	16,466,405
IDACORP, Inc.	247,924	21,380,966
MGE Energy, Inc. (b)	175,651	11,188,969
OGE Energy Corp.	958,240	28,047,685
Otter Tail Corp.	197,249	7,992,529
PG&E Corp. (a)	7,145,525	75,099,468
PNM Resources, Inc.	388,002	18,627,976
Portland General Electric Co.	432,772	18,245,668
Spark Energy, Inc. Class A, (b)	64,727	645,328
		226,526,159
Gas Utilities - 0.5%
Chesapeake Utilities Corp. (b)	89,435	9,455,963
National Fuel Gas Co.	435,824	19,803,843
New Jersey Resources Corp.	459,422	18,050,690
Northwest Natural Holding Co. (b)	145,795	6,996,702
ONE Gas, Inc. (b)	259,965	17,409,856
RGC Resources, Inc.	49,903	1,133,297
South Jersey Industries, Inc. (b)	486,751	12,222,318
Southwest Gas Holdings, Inc.	271,541	16,930,581
Spire, Inc. (b)	250,827	16,659,929
UGI Corp.	1,004,913	38,498,217
		157,161,396
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	191,870	5,017,401
Class C (b)	328,068	9,008,747
Ormat Technologies, Inc. (b)	210,942	18,071,401
Sunnova Energy International, Inc. (a)	273,229	12,251,588
Vistra Corp.	2,349,000	40,520,250
		84,869,387
Multi-Utilities - 0.2%
Avista Corp.	335,932	13,507,826
Black Hills Corp. (b)	302,217	17,879,158
MDU Resources Group, Inc.	964,162	27,092,952
NorthWestern Energy Corp.	242,630	14,189,002
Unitil Corp. (b)	72,826	3,047,040
		75,715,978
Water Utilities - 0.3%
American States Water Co.	177,800	12,988,290
Artesian Resources Corp. Class A	38,728	1,432,936
Cadiz, Inc. (a)(b)	168,332	1,829,769
California Water Service Group (b)	239,177	13,142,776
Essential Utilities, Inc.	1,078,084	45,344,213
Global Water Resources, Inc.	2,400	41,592
Middlesex Water Co.	90,275	6,199,184
Pure Cycle Corp. (a)	85,699	1,007,820
SJW Corp.	129,598	8,123,203
York Water Co. (b)	64,063	2,665,661
		92,775,444

TOTAL UTILITIES		637,048,364

TOTAL COMMON STOCKS
(Cost $21,129,255,497)		35,385,440,982

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%
(Cost $1,799)	86	2,158
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (e)
(Cost $4,999,212)	5,000,000	4,999,664
	Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund 0.07% (f)	232,823,813	$232,870,377
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	2,631,527,930	2,631,791,083
TOTAL MONEY MARKET FUNDS
(Cost $2,864,661,460)		2,864,661,460
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $23,998,917,968)		38,255,104,264
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(2,653,378,225)
NET ASSETS - 100%		$35,601,726,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,186	March 2021	$130,412,560	$11,841,588	$11,841,588
CME E-mini S&P MidCap 400 Index Contracts (United States)	348	March 2021	86,815,560	6,377,685	6,377,685
TOTAL FUTURES CONTRACTS					$18,219,273

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,456,772 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,664.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,581
Fidelity Securities Lending Cash Central Fund	25,134,444
Total	$25,204,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $1,441,839,200. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $8,116,464,296 and $6,926,569,632, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,189,344,667	$2,188,276,870	$--	$1,067,797
Consumer Discretionary	4,114,946,502	4,114,934,011	--	12,491
Consumer Staples	943,569,453	943,569,453	--	--
Energy	634,496,185	634,496,185	--	--
Financials	4,683,581,173	4,683,581,173	--	--
Health Care	5,667,244,248	5,665,830,982	--	1,413,266
Industrials	4,663,826,729	4,663,796,351	--	30,378
Information Technology	8,398,258,202	8,398,010,911	247,291	--
Materials	1,207,128,162	1,207,128,162	--	--
Real Estate	2,245,999,455	2,245,999,455	--	--
Utilities	637,048,364	637,048,364	--	--
U.S. Government and Government Agency Obligations	4,999,664	--	4,999,664	--
Money Market Funds	2,864,661,460	2,864,661,460	--	--
Total Investments in Securities:	$38,255,104,264	$38,247,333,377	$5,246,955	$2,523,932
Derivative Instruments:
Assets
Futures Contracts	$18,219,273	$18,219,273	$--	$--
Total Assets	$18,219,273	$18,219,273	$--	$--
Total Derivative Instruments:	$18,219,273	$18,219,273	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$18,219,273	$0
Total Equity Risk	18,219,273	0
Total Value of Derivatives	$18,219,273	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021
Assets
Investment in securities, at value (including securities loaned of $2,580,466,238) — See accompanying schedule: Unaffiliated issuers (cost $21,134,256,508)	$35,390,442,804
Fidelity Central Funds (cost $2,864,661,460)	2,864,661,460
Total Investment in Securities (cost $23,998,917,968)		$38,255,104,264
Segregated cash with brokers for derivative instruments		6,903,995
Cash		11,138
Receivable for investments sold		40,171,627
Receivable for fund shares sold		59,394,155
Dividends receivable		15,134,624
Distributions receivable from Fidelity Central Funds		1,731,596
Other receivables		707,303
Total assets		38,379,158,702
Liabilities
Payable for investments purchased	$81,604,960
Payable for fund shares redeemed	61,921,400
Accrued management fee	1,052,783
Payable for daily variation margin on futures contracts	154,244
Other payables and accrued expenses	670,040
Collateral on securities loaned	2,632,029,236
Total liabilities		2,777,432,663
Net Assets		$35,601,726,039
Net Assets consist of:
Paid in capital		$19,212,641,027
Total accumulated earnings (loss)		16,389,085,012
Net Assets		$35,601,726,039
Net Asset Value, offering price and redemption price per share ($35,601,726,039 ÷ 394,259,101 shares)		$90.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2021
Investment Income
Dividends		$273,920,561
Interest		6,703
Income from Fidelity Central Funds (including $25,134,444 from security lending)		25,204,025
Total income		299,131,289
Expenses
Management fee	$9,303,475
Independent trustees' fees and expenses	135,777
Interest	12,300
Miscellaneous	15,368
Total expenses before reductions	9,466,920
Expense reductions	(12,744)
Total expenses after reductions		9,454,176
Net investment income (loss)		289,677,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,544,486,395
Fidelity Central Funds	56,398
Foreign currency transactions	10
Futures contracts	25,044,429
Total net realized gain (loss)		2,569,587,232
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,470,866,421
Futures contracts	18,939,648
Total change in net unrealized appreciation (depreciation)		9,489,806,069
Net gain (loss)		12,059,393,301
Net increase (decrease) in net assets resulting from operations		$12,349,070,414

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2021	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$289,677,113	$330,898,356
Net realized gain (loss)	2,569,587,232	790,400,611
Change in net unrealized appreciation (depreciation)	9,489,806,069	(1,129,477,700)
Net increase (decrease) in net assets resulting from operations	12,349,070,414	(8,178,733)
Distributions to shareholders	(682,073,096)	(1,054,771,848)
Share transactions
Proceeds from sales of shares	7,800,489,305	6,209,283,364
Reinvestment of distributions	654,798,471	1,012,486,919
Cost of shares redeemed	(7,704,086,360)	(5,987,353,176)
Net increase (decrease) in net assets resulting from share transactions	751,201,416	1,234,417,107
Total increase (decrease) in net assets	12,418,198,734	171,466,526
Net Assets
Beginning of period	23,183,527,305	23,012,060,779
End of period	$35,601,726,039	$23,183,527,305
Other Information
Shares
Sold	111,885,482	98,665,047
Issued in reinvestment of distributions	11,121,701	15,998,702
Redeemed	(117,974,072)	(95,260,892)
Net increase (decrease)	5,033,111	19,402,857

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund

Years ended February 28,	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.56	$62.22	$61.68	$58.09	$45.99
Income from Investment Operations
Net investment income (loss)B	.75	.86	.88	.83	.81
Net realized and unrealized gain (loss)	31.78	(.72)	2.89	6.24	13.98
Total from investment operations	32.53	.14	3.77	7.07	14.79
Distributions from net investment income	(.78)	(.92)	(.90)	(.81)	(.76)
Distributions from net realized gain	(1.01)	(1.88)	(2.33)	(2.67)	(1.93)
Total distributions	(1.79)	(2.80)	(3.23)	(3.48)	(2.69)
Redemption fees added to paid in capitalB	–	–	–	–	–C
Net asset value, end of period	$90.30	$59.56	$62.22	$61.68	$58.09
Total ReturnD	56.23%	- %E	6.77%	12.35%	32.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.12%	1.38%	1.47%	1.37%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$35,601,726	$23,183,527	$23,012,061	$2,985,201	$2,219,377
Portfolio turnover rateH	26%I	15%	13%I	11%	12%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amount represents less than .005%.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Index Fund	21.47%	9.91%	5.16%

 The initial offering of Fidelity International Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund on February 28, 2011.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$16,534	Fidelity® International Index Fund
$16,634	MSCI EAFE Index

Fidelity® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 26.37% for the 12 months ending February 28, 2021, a volatile and unpredictable period that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in non-U.S. stocks suffering one of the quickest declines on record, through late March, followed by a historic rebound. The crisis and containment efforts caused broad contraction in global economic activity, along with dislocation in financial markets. Rapid and expansive monetary/fiscal-policy responses partially offset the economic disruption and fueled the market surge, as did resilient corporate earnings and the potential for a COVID-19 vaccine breakthrough. The rally slowed in early September (-2.45%), when stocks began a two-month retreat. November (+13.46%) was a much different story, however, as investors digested election results in the U.S. The momentum continued in the final three months of the period (+7.75%), driven by regulatory approvals and the distribution of COVID-19 vaccines. For the full year, emerging markets (+37%) was the top region, followed by Japan (+29%) and Europe ex U.K. (+25%). Conversely, the U.K. (+9%), Canada (+20%) and Asia Pacific ex Japan (+21%) lagged. By sector, information technology (+63%) led, while materials (+49%) and consumer discretionary (+43%) also stood out. In contrast, real estate (+2%), energy (+4%) and utilities (+7%) notably underperformed.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending February 28, 2021, the fund gained 21.47%, roughly in line with the 22.68% advance of the benchmark MSCI EAFE Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) By region, notable contributors included Japan (+29%) and Europe ex U.K. (+23%), with the latter driven by Germany (+26%). By sector, industrials gained 28% and contributed most, boosted by the capital goods industry (+32%), followed by the consumer discretionary (+36%) and materials (+49%) sectors. The information technology sector rose about 41%, financials gained 16%, and health care advanced roughly 13%. Other notable contributors included the communication services (+27%), consumer staples (+9%), utilities (+6%), energy (+4%), and real estate (+3%) sectors. Turning to individual stocks, the biggest individual contributor was ASML Holding (+107%), from the semiconductors & semiconductor equipment group. In materials, BHP (+83%) and Rio Tinto (+96%) helped. SoftBank Group, within the telecommunication services category, advanced approximately 102% and lifted the fund. Another contributor was LVMH Moet Hennessy Louis Vuitton (+56%), a stock in the consumer durables & apparel industry. Conversely, the biggest individual detractor was HSBC Holdings (-15%), from the banks segment, followed by BP (-14%), which is in the energy sector. Within software & services, Wirecard returned -99% and hurt. Other notable detractors were GlaxoSmithKline (-12%), a stock in the pharmaceuticals, biotechnology & life sciences industry, and Unilever (+2%), from the household & personal products segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.0
AIA Group Ltd. (Hong Kong, Insurance)	0.9
SoftBank Group Corp. (Japan, Wireless Telecommunication Services)	0.9
Unilever PLC (United Kingdom, Personal Products)	0.8
Sony Corp. (Japan, Household Durables)	0.8
11.4

Top Market Sectors as of February 28, 2021

% of fund's net assets
Financials	16.5
Industrials	15.6
Consumer Discretionary	12.3
Health Care	11.8
Consumer Staples	9.3
Information Technology	8.8
Materials	8.1
Communication Services	4.7
Utilities	3.3
Energy	3.2

Geographic Diversification (% of fund's net assets)

As of February 28, 2021
Japan	24.4%
United Kingdom	13.0%
France	9.7%
Switzerland	9.0%
Germany	8.8%
Australia	6.7%
Netherlands	5.2%
United States of America*	3.5%
Sweden	3.2%
Other	16.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® International Index Fund

Schedule of Investments February 28, 2021

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 6.7%
Afterpay Ltd. (a)	415,935	$38,251,322
AGL Energy Ltd.	1,210,067	8,724,276
AMP Ltd.	6,726,749	7,763,846
Ampol Ltd.	491,663	9,298,862
APA Group unit	2,301,615	16,452,382
Aristocrat Leisure Ltd.	1,120,750	26,181,283
ASX Ltd.	377,612	19,641,420
Aurizon Holdings Ltd.	3,707,573	10,869,138
AusNet Services	3,801,977	4,841,589
Australia & New Zealand Banking Group Ltd.	5,546,073	111,678,535
BHP Billiton Ltd.	5,763,050	217,846,086
BlueScope Steel Ltd.	985,106	12,643,270
Brambles Ltd.	2,947,455	22,452,401
Cimic Group Ltd. (a)	184,902	3,028,989
Coca-Cola Amatil Ltd.	995,924	10,260,941
Cochlear Ltd.	128,073	20,833,561
Coles Group Ltd.	2,612,360	30,814,532
Commonwealth Bank of Australia	3,462,070	217,266,848
Computershare Ltd.	971,840	9,923,071
Crown Ltd.	710,184	5,437,188
CSL Ltd.	890,640	179,953,701
DEXUS Property Group unit	2,117,494	14,500,821
Evolution Mining Ltd.	3,179,275	10,274,431
Fortescue Metals Group Ltd.	3,313,077	61,462,347
Goodman Group unit	3,278,502	41,774,974
Insurance Australia Group Ltd.	4,756,127	18,261,414
Lendlease Group unit	1,332,923	13,640,714
Macquarie Group Ltd.	672,313	73,706,505
Magellan Financial Group Ltd.	250,160	8,361,575
Medibank Private Ltd.	5,409,747	11,530,208
Mirvac Group unit	7,619,122	13,073,449
National Australia Bank Ltd.	6,451,065	122,307,341
Newcrest Mining Ltd.	1,597,748	30,292,100
Northern Star Resources Ltd.	2,144,959	16,850,979
Orica Ltd.	796,946	7,701,919
Origin Energy Ltd.	3,450,541	11,947,584
Qantas Airways Ltd.	1,878,420	7,226,751
QBE Insurance Group Ltd.	2,860,504	20,447,427
Ramsay Health Care Ltd.	356,934	18,126,429
REA Group Ltd.	104,184	10,966,487
Rio Tinto Ltd.	726,335	71,083,752
Santos Ltd.	3,455,356	19,222,572
Scentre Group unit	10,114,455	22,413,794
SEEK Ltd.	651,280	12,878,974
Sonic Healthcare Ltd.	880,422	21,495,194
South32 Ltd.	9,465,960	20,175,525
Stockland Corp. Ltd. unit	4,752,714	15,249,589
Suncorp Group Ltd.	2,524,255	19,306,343
Sydney Airport unit	2,614,354	11,788,062
Tabcorp Holdings Ltd.	4,160,765	14,246,678
Telstra Corp. Ltd.	8,121,687	19,247,635
The GPT Group unit	3,772,560	12,394,940
TPG Telecom Ltd.	731,690	3,828,392
Transurban Group unit	5,360,780	52,798,108
Treasury Wine Estates Ltd.	1,411,741	11,840,279
Vicinity Centres unit	7,748,007	9,777,195
Washington H. Soul Pattinson & Co. Ltd.	213,740	4,914,132
Wesfarmers Ltd.	2,218,979	84,072,050
Westpac Banking Corp.	7,073,438	129,671,869
WiseTech Global Ltd.	279,599	5,866,798
Woodside Petroleum Ltd.	1,868,580	35,326,227
Woolworths Group Ltd.	2,471,642	74,931,114

TOTAL AUSTRALIA		2,169,145,918

Austria - 0.2%
Erste Group Bank AG	553,628	18,229,170
OMV AG	290,449	13,968,588
Raiffeisen International Bank-Holding AG	304,751	6,184,669
Verbund AG	132,881	10,132,702
Voestalpine AG	230,449	9,131,104

TOTAL AUSTRIA		57,646,233

Bailiwick of Jersey - 0.7%
Experian PLC	1,793,121	56,920,517
Ferguson PLC	439,903	52,045,398
Glencore Xstrata PLC	19,546,752	79,547,480
WPP PLC	2,413,259	28,861,234

TOTAL BAILIWICK OF JERSEY		217,374,629

Belgium - 0.8%
Ageas	345,669	19,376,930
Anheuser-Busch InBev SA NV	1,491,109	85,803,839
Colruyt NV	108,205	6,480,737
Elia System Operator SA/NV	61,301	6,627,060
Galapagos Genomics NV (a)	82,983	6,852,021
Groupe Bruxelles Lambert SA	221,359	21,943,350
KBC Groep NV	486,448	34,992,399
Proximus	297,650	5,817,900
Sofina SA	30,389	10,064,775
Solvay SA Class A	145,178	17,709,132
UCB SA	247,465	24,614,844
Umicore SA	384,024	22,560,930

TOTAL BELGIUM		262,843,917

Bermuda - 0.2%
CK Infrastructure Holdings Ltd.	1,300,450	7,536,338
Hongkong Land Holdings Ltd.	2,277,243	10,976,311
Jardine Matheson Holdings Ltd.	425,057	22,238,982
Jardine Strategic Holdings Ltd.	432,599	11,195,662

TOTAL BERMUDA		51,947,293

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	599,229	8,335,876
Budweiser Brewing Co. APAC Ltd. (b)	3,366,500	10,286,413
CK Asset Holdings Ltd.	5,038,425	29,588,312
CK Hutchison Holdings Ltd.	5,270,425	39,818,075
ESR Cayman Ltd. (a)(b)	3,293,400	10,423,966
Melco Crown Entertainment Ltd. sponsored ADR	416,333	9,017,773
Sands China Ltd.	4,732,800	22,306,332
WH Group Ltd. (b)	18,686,500	16,767,728
Wharf Real Estate Investment Co. Ltd.	3,253,585	19,442,356
Wynn Macau Ltd. (a)	2,972,000	5,609,535
Xinyi Glass Holdings Ltd.	3,520,000	9,847,804

TOTAL CAYMAN ISLANDS		181,444,170

Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	6,269	12,582,348
Series B	11,953	25,563,958
Ambu A/S Series B	319,021	14,772,942
Carlsberg A/S Series B	200,967	31,629,347
Christian Hansen Holding A/S (a)	205,245	17,609,936
Coloplast A/S Series B	232,977	35,487,865
Danske Bank A/S	1,347,733	24,863,260
Demant A/S (a)	209,103	8,614,235
DSV Panalpina A/S	405,633	74,502,946
Genmab A/S (a)	128,016	42,996,028
GN Store Nord A/S	251,577	21,144,355
H Lundbeck A/S	136,957	5,215,441
Novo Nordisk A/S Series B	3,368,583	240,304,907
Novozymes A/S Series B	407,461	25,175,420
ORSTED A/S (b)	370,214	59,948,334
Pandora A/S	194,525	18,924,778
Rockwool International A/S Series B	15,727	5,700,629
Tryg A/S	297,040	9,349,974
Vestas Wind Systems A/S	386,340	72,448,441

TOTAL DENMARK		746,835,144

Finland - 1.2%
Elisa Corp. (A Shares)	279,335	16,632,512
Fortum Corp.	865,796	21,613,315
Kesko Oyj	530,450	13,465,904
Kone OYJ (B Shares)	664,683	52,994,394
Neste Oyj	827,946	54,403,266
Nokia Corp. (a)	11,057,292	44,053,567
Nordea Bank ABP (Stockholm Stock Exchange)	6,362,242	57,621,716
Orion Oyj (B Shares)	207,307	8,496,789
Sampo Oyj (A Shares)	924,670	41,134,406
Stora Enso Oyj (R Shares)	1,136,535	22,386,249
UPM-Kymmene Corp.	1,040,373	39,666,280
Wartsila Corp.	867,496	9,945,528

TOTAL FINLAND		382,413,926

France - 9.6%
Accor SA (a)	355,695	14,831,901
Aeroports de Paris SA	58,273	7,396,537
Air Liquide SA	570,221	85,872,385
Alstom SA (a)	490,204	24,434,188
Amundi SA (b)	118,751	9,026,578
Arkema SA	136,221	15,038,706
Atos Origin SA (a)	192,121	14,979,148
AXA SA	3,793,141	95,390,856
bioMerieux SA	81,089	10,292,550
BNP Paribas SA	2,205,971	131,139,254
Bollore SA	1,686,637	8,070,857
Bouygues SA	445,434	18,036,432
Bureau Veritas SA	579,854	15,664,555
Capgemini SA	316,725	50,882,546
Carrefour SA	1,198,666	20,891,088
CNP Assurances	354,829	6,383,253
Compagnie de St. Gobain (a)	1,000,798	53,819,256
Compagnie Generale des Etablissements Michelin SCA Series B	330,752	47,823,712
Covivio	104,575	8,788,086
Credit Agricole SA (a)	2,250,487	31,538,501
Danone SA	1,209,971	82,279,137
Dassault Aviation SA (a)	4,788	5,158,827
Dassault Systemes SA	259,554	53,833,042
Edenred SA	480,545	26,607,094
EDF SA (a)	200,740	2,399,746
EDF SA	1,206,929	14,428,230
Eiffage SA	165,881	17,044,239
ENGIE (a)	3,577,800	52,168,462
Essilor International SA	556,377	90,763,588
Eurazeo SA (a)	76,790	5,684,137
Faurecia SA (a)	165,484	8,547,647
Gecina SA	88,568	12,257,039
Getlink SE (a)	875,121	14,328,254
Hermes International SCA	62,110	69,183,519
Iliad SA	29,138	5,153,936
Ipsen SA	72,271	6,160,579
Kering SA	148,507	94,052,170
Klepierre SA	376,107	8,871,632
L'Oreal SA (a)	201,944	73,699,413
L'Oreal SA	290,189	105,904,404
La Francaise des Jeux SAEM (b)	172,469	7,780,577
Legrand SA	521,674	45,268,301
LVMH Moet Hennessy Louis Vuitton SE	543,340	344,270,526
Natixis SA (a)	1,812,301	8,825,246
Orange SA	3,908,578	45,033,915
Orpea (a)	101,055	12,129,388
Pernod Ricard SA	410,349	77,905,021
Publicis Groupe SA	423,646	24,811,225
Remy Cointreau SA	43,590	8,309,775
Renault SA	375,023	16,798,468
Safran SA (a)	628,483	85,670,128
Sanofi SA	2,216,463	203,406,376
Sartorius Stedim Biotech	54,072	23,617,087
Schneider Electric SA	1,055,816	156,128,139
SCOR SE	309,746	10,269,936
SEB SA	45,452	8,154,724
Societe Generale Series A	1,581,097	39,126,401
Sodexo SA	90,520	8,652,163
Sodexo SA (a)	84,696	8,095,488
SR Teleperformance SA	115,341	40,789,169
Suez Environnement SA	677,122	14,092,932
Thales SA	207,735	19,660,410
Total SA	4,929,691	229,872,100
Ubisoft Entertainment SA (a)	178,994	14,593,612
Valeo SA	446,880	15,765,713
Veolia Environnement SA	1,052,320	28,377,274
VINCI SA	1,018,328	105,906,006
Vivendi SA	1,623,602	56,196,459
Wendel SA	53,877	6,156,001
Worldline SA (a)(b)	468,614	41,726,979

TOTAL FRANCE		3,126,215,023

Germany - 8.2%
adidas AG	373,296	130,120,643
Allianz SE	807,547	194,674,296
BASF AG	1,798,121	147,105,801
Bayer AG	1,923,227	116,819,057
Bayerische Motoren Werke AG (BMW)	645,291	55,668,173
Bechtle AG	53,534	10,095,643
Beiersdorf AG	197,260	19,490,684
Brenntag AG	301,237	23,355,779
Carl Zeiss Meditec AG	78,825	11,821,713
Commerzbank AG	1,955,359	12,810,664
Continental AG	214,131	30,784,179
Covestro AG (b)	357,727	25,879,666
Daimler AG (Germany)	1,667,033	133,252,511
Delivery Hero AG (a)(b)	253,148	32,284,555
Deutsche Bank AG (a)	3,836,500	47,279,881
Deutsche Borse AG	372,878	60,983,396
Deutsche Lufthansa AG (a)(c)	573,542	8,501,307
Deutsche Post AG	1,934,493	96,081,623
Deutsche Telekom AG	6,519,273	118,588,374
Deutsche Wohnen AG (Bearer)	672,402	31,599,614
E.ON AG	4,400,701	44,871,575
Evonik Industries AG	416,266	14,007,634
Fresenius Medical Care AG & Co. KGaA	417,569	28,909,374
Fresenius SE & Co. KGaA	818,367	34,993,481
GEA Group AG	305,993	10,566,385
Hannover Reuck SE	117,409	19,874,874
HeidelbergCement AG	295,124	23,316,240
HelloFresh AG (a)	289,071	22,496,221
Henkel AG & Co. KGaA	201,054	17,805,497
Hochtief AG	46,886	4,177,717
Infineon Technologies AG	2,559,552	111,176,188
KION Group AG	143,512	12,110,419
Knorr-Bremse AG	142,969	18,205,570
Lanxess AG	165,818	12,268,152
LEG Immobilien AG	139,966	19,106,628
Merck KGaA	252,831	41,044,914
MTU Aero Engines Holdings AG (c)	103,339	24,562,683
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274,851	80,584,018
Nemetschek Se	115,639	7,276,189
Puma AG	191,204	20,296,738
Rational AG	9,919	8,485,148
RWE AG	1,258,633	47,593,038
SAP SE	2,043,555	252,760,512
Scout24 AG (b)	214,066	16,129,669
Siemens AG	1,497,702	231,786,260
Siemens Healthineers AG (b)	526,289	29,101,775
Symrise AG	251,771	29,381,050
TeamViewer AG (a)(b)	294,333	15,803,173
Telefonica Deutschland Holding AG	2,072,171	5,525,393
Uniper SE	394,742	13,812,003
United Internet AG	208,824	9,191,377
Volkswagen AG	67,291	15,726,494
Vonovia SE	1,020,386	64,930,678
Zalando SE (a)(b)	299,191	30,691,276

TOTAL GERMANY		2,645,765,902

Hong Kong - 2.6%
AIA Group Ltd.	23,672,800	298,547,862
Bank of East Asia Ltd.	2,537,761	5,993,951
BOC Hong Kong (Holdings) Ltd.	7,204,066	23,962,625
CLP Holdings Ltd.	3,201,657	31,257,598
Galaxy Entertainment Group Ltd.	4,245,000	38,802,609
Hang Lung Properties Ltd.	3,954,423	10,247,459
Hang Seng Bank Ltd.	1,491,101	28,836,020
Henderson Land Development Co. Ltd.	2,920,381	12,721,247
Hong Kong & China Gas Co. Ltd.	20,919,705	31,571,679
Hong Kong Exchanges and Clearing Ltd.	2,358,738	143,900,215
Link (REIT)	4,070,382	38,413,445
MTR Corp. Ltd.	2,997,342	17,988,419
New World Development Co. Ltd.	2,942,450	14,965,564
PCCW Ltd.	8,376,612	4,805,797
Power Assets Holdings Ltd.	2,731,176	15,176,232
Sino Land Ltd.	6,341,432	9,598,258
SJM Holdings Ltd.	3,810,000	5,305,004
Sun Hung Kai Properties Ltd.	2,564,676	41,199,083
Swire Pacific Ltd. (A Shares)	999,384	7,324,869
Swire Properties Ltd.	2,283,000	7,343,675
Techtronic Industries Co. Ltd.	2,686,000	41,001,025

TOTAL HONG KONG		828,962,636

Ireland - 0.8%
CRH PLC	1,536,385	66,696,364
DCC PLC (United Kingdom)	191,706	15,410,793
Flutter Entertainment PLC (Ireland)	318,666	61,306,366
James Hardie Industries PLC CDI	863,163	24,248,510
Kerry Group PLC Class A	311,303	37,541,483
Kingspan Group PLC (Ireland)	299,653	21,783,166
Smurfit Kappa Group PLC	479,935	22,676,208

TOTAL IRELAND		249,662,890

Isle of Man - 0.1%
Entain PLC (a)	1,136,032	22,363,830
Israel - 0.6%
Azrieli Group	80,759	4,918,661
Bank Hapoalim BM (Reg.) (a)	2,209,395	15,685,800
Bank Leumi le-Israel BM	2,867,299	17,541,368
Check Point Software Technologies Ltd. (a)	220,589	24,317,731
CyberArk Software Ltd. (a)	76,802	11,276,838
Elbit Systems Ltd. (Israel)	52,231	6,796,239
Icl Group Ltd.	1,396,922	8,111,310
Israel Discount Bank Ltd. (Class A)	2,244,262	8,346,359
Mizrahi Tefahot Bank Ltd.	268,097	6,427,751
NICE Systems Ltd. (a)	122,825	28,579,573
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,136,487	22,988,600
Wix.com Ltd. (a)	107,343	37,416,550

TOTAL ISRAEL		192,406,780

Italy - 1.8%
Amplifon SpA	241,488	9,615,122
Assicurazioni Generali SpA	2,143,752	40,220,759
Atlantia SpA (a)	962,784	18,034,570
Davide Campari Milano NV	1,115,351	12,620,225
DiaSorin S.p.A.	48,969	9,595,168
Enel SpA	15,918,237	150,091,487
Eni SpA	4,952,571	56,622,839
FinecoBank SpA	1,188,601	20,894,932
Infrastrutture Wireless Italiane SpA (b)	652,529	6,782,666
Intesa Sanpaolo SpA	32,554,153	83,697,757
Mediobanca SpA (a)	1,271,445	13,220,546
Moncler SpA	377,416	23,360,546
Nexi SpA (a)(b)	855,691	15,367,780
Poste Italiane SpA (b)	1,004,313	11,395,333
Prysmian SpA	470,223	15,142,506
Recordati SpA	204,112	10,377,874
Snam Rete Gas SpA	3,898,241	20,205,904
Telecom Italia SpA	16,772,096	7,963,646
Telecom Italia SpA (Risparmio Shares)	11,823,229	6,336,654
Terna SpA	2,741,387	19,078,355
UniCredit SpA	4,132,193	42,577,856

TOTAL ITALY		593,202,525

Japan - 24.4%
ABC-MART, Inc.	64,900	3,689,610
ACOM Co. Ltd.	778,100	3,467,306
Advantest Corp.	390,400	32,249,828
AEON Co. Ltd.	1,280,300	38,660,617
AEON MALL Co. Ltd.	199,240	3,349,482
AGC, Inc.	375,435	13,835,060
Air Water, Inc.	352,700	5,796,992
Aisin Seiki Co. Ltd.	316,000	10,746,283
Ajinomoto Co., Inc.	909,966	18,131,180
Alfresa Holdings Corp.	369,200	7,114,187
Amada Co. Ltd.	623,000	7,611,825
Ana Holdings, Inc. (a)	304,900	7,368,708
Asahi Group Holdings	889,303	38,824,404
ASAHI INTECC Co. Ltd.	381,600	10,936,611
Asahi Kasei Corp.	2,455,027	26,633,690
Astellas Pharma, Inc.	3,643,100	57,601,710
Azbil Corp.	240,600	10,213,565
Bandai Namco Holdings, Inc.	392,050	29,988,795
Bank of Kyoto Ltd.	108,900	6,528,177
Bridgestone Corp.	1,042,779	41,194,265
Brother Industries Ltd.	438,900	8,617,831
Calbee, Inc.	171,900	4,515,409
Canon, Inc.	1,956,244	42,427,307
Capcom Co. Ltd.	170,500	10,364,839
Casio Computer Co. Ltd.	379,900	7,363,039
Central Japan Railway Co.	282,000	46,466,344
Chiba Bank Ltd.	1,010,974	6,474,706
Chubu Electric Power Co., Inc.	1,263,464	15,513,705
Chugai Pharmaceutical Co. Ltd.	1,313,875	58,986,621
Chugoku Electric Power Co., Inc.	576,900	6,878,746
Coca-Cola West Co. Ltd.	234,500	4,025,845
Concordia Financial Group Ltd.	2,004,984	7,765,859
Cosmos Pharmaceutical Corp.	39,200	5,608,143
CyberAgent, Inc.	197,500	11,927,368
Dai Nippon Printing Co. Ltd.	479,521	8,668,854
Dai-ichi Mutual Life Insurance Co.	2,110,800	37,515,571
Daifuku Co. Ltd.	198,300	18,937,980
Daiichi Sankyo Kabushiki Kaisha	3,328,710	94,523,338
Daikin Industries Ltd.	487,394	94,987,711
Daito Trust Construction Co. Ltd.	129,063	14,299,301
Daiwa House Industry Co. Ltd.	1,111,184	31,519,887
Daiwa House REIT Investment Corp.	3,923	10,290,077
Daiwa Securities Group, Inc.	2,819,585	13,798,572
DENSO Corp.	847,038	51,173,344
Dentsu Group, Inc.	427,100	14,913,952
Disco Corp.	56,200	17,609,456
East Japan Railway Co.	591,400	44,078,289
Eisai Co. Ltd.	493,178	34,010,301
ENEOS Holdings, Inc.	6,009,700	26,574,824
FANUC Corp.	375,172	93,758,085
Fast Retailing Co. Ltd.	114,167	113,194,122
Fuji Electric Co. Ltd.	248,030	10,373,231
Fujifilm Holdings Corp.	704,605	40,289,517
Fujitsu Ltd.	384,907	55,841,687
Fukuoka Financial Group, Inc.	326,160	5,892,449
GLP J-REIT	8,119	13,146,390
GMO Payment Gateway, Inc.	79,700	10,549,904
Hakuhodo DY Holdings, Inc.	463,300	7,623,511
Hamamatsu Photonics K.K.	275,300	16,193,358
Hankyu Hanshin Holdings, Inc.	448,700	14,880,196
Harmonic Drive Systems, Inc.	84,600	6,500,061
Hikari Tsushin, Inc.	41,100	8,131,704
Hino Motors Ltd.	560,400	5,298,584
Hirose Electric Co. Ltd.	63,677	9,283,180
Hisamitsu Pharmaceutical Co., Inc.	102,100	6,359,998
Hitachi Construction Machinery Co. Ltd.	210,800	6,532,920
Hitachi Ltd.	1,893,454	87,331,317
Hitachi Metals Ltd.	420,200	6,658,078
Honda Motor Co. Ltd.	3,181,460	87,939,663
Hoshizaki Corp.	99,100	8,683,278
Hoya Corp.	735,516	83,491,192
Hulic Co. Ltd.	609,400	6,791,756
Ibiden Co. Ltd.	205,100	8,331,376
Idemitsu Kosan Co. Ltd.	382,115	10,050,872
Iida Group Holdings Co. Ltd.	287,100	6,496,414
INPEX Corp.	2,005,600	14,912,816
Isuzu Motors Ltd.	1,108,200	11,663,072
ITO EN Ltd.	105,500	5,819,598
Itochu Corp.	2,636,086	78,734,664
ITOCHU Techno-Solutions Corp.	189,800	5,822,468
Japan Airlines Co. Ltd. (a)	282,000	6,693,184
Japan Airport Terminal Co. Ltd.	99,700	4,798,171
Japan Exchange Group, Inc.	991,800	21,419,530
Japan Post Bank Co. Ltd.	772,800	7,351,369
Japan Post Holdings Co. Ltd.	3,081,400	26,485,085
Japan Post Insurance Co. Ltd.	440,000	8,994,418
Japan Real Estate Investment Corp.	2,610	15,890,895
Japan Retail Fund Investment Corp.	13,662	13,496,023
Japan Tobacco, Inc.	2,348,400	42,521,351
JFE Holdings, Inc. (a)	962,175	10,146,748
JSR Corp.	396,916	11,822,396
Kajima Corp.	885,658	11,366,295
Kakaku.com, Inc.	258,800	8,206,239
Kansai Electric Power Co., Inc.	1,376,636	13,757,489
Kansai Paint Co. Ltd.	348,300	9,090,207
Kao Corp.	944,050	63,514,735
KDDI Corp.	3,155,800	98,377,290
Keihan Electric Railway Co., Ltd.	190,800	8,555,974
Keikyu Corp.	436,630	6,897,931
Keio Corp.	201,082	15,086,697
Keisei Electric Railway Co.	253,900	9,200,191
Keyence Corp.	356,848	169,259,673
Kikkoman Corp.	283,449	18,802,939
Kintetsu Group Holdings Co. Ltd.	335,710	14,014,818
Kirin Holdings Co. Ltd.	1,612,956	31,776,597
Kobayashi Pharmaceutical Co. Ltd.	96,700	9,126,150
Kobe Bussan Co. Ltd.	239,800	6,152,756
Koito Manufacturing Co. Ltd.	207,000	13,787,701
Komatsu Ltd.	1,712,745	51,417,506
Konami Holdings Corp.	182,800	11,802,713
Kose Corp.	65,300	10,457,066
Kubota Corp.	2,013,364	45,674,056
Kuraray Co. Ltd.	626,186	7,048,839
Kurita Water Industries Ltd.	193,700	7,831,953
Kyocera Corp.	628,104	40,655,546
Kyowa Hakko Kirin Co., Ltd.	529,789	14,819,761
Kyushu Electric Power Co., Inc.	748,570	6,425,644
Kyushu Railway Co.	293,200	7,624,658
Lasertec Corp.	147,500	17,947,136
Lawson, Inc.	98,616	4,602,604
Lion Corp.	437,600	8,399,358
LIXIL Group Corp.	527,659	14,786,035
M3, Inc.	863,100	68,597,402
Makita Corp.	435,600	18,532,258
Marubeni Corp.	3,227,744	24,182,070
Marui Group Co. Ltd.	373,749	7,168,683
Mazda Motor Corp.	1,132,500	9,009,411
McDonald's Holdings Co. (Japan) Ltd.	132,500	6,563,160
Medipal Holdings Corp.	360,670	7,139,300
Meiji Holdings Co. Ltd.	224,558	14,285,637
Mercari, Inc. (a)	168,000	8,069,422
Minebea Mitsumi, Inc.	710,600	17,594,776
Misumi Group, Inc.	555,900	16,948,966
Mitsubishi Chemical Holdings Corp.	2,502,975	17,503,110
Mitsubishi Corp.	2,615,502	74,144,948
Mitsubishi Electric Corp.	3,568,706	52,848,191
Mitsubishi Estate Co. Ltd.	2,321,623	40,401,416
Mitsubishi Gas Chemical Co., Inc.	304,133	7,072,993
Mitsubishi Heavy Industries Ltd.	627,025	18,188,853
Mitsubishi UFJ Financial Group, Inc.	23,947,130	125,954,627
Mitsubishi UFJ Lease & Finance Co. Ltd.	822,400	4,405,370
Mitsui & Co. Ltd.	3,195,823	68,436,104
Mitsui Chemicals, Inc.	362,036	11,215,102
Mitsui Fudosan Co. Ltd.	1,799,877	40,933,931
Miura Co. Ltd.	171,600	8,870,172
Mizuho Financial Group, Inc.	4,712,860	69,365,748
MonotaRO Co. Ltd.	244,000	14,008,912
MS&AD Insurance Group Holdings, Inc.	867,684	24,629,001
Murata Manufacturing Co. Ltd.	1,123,762	96,334,237
Nabtesco Corp.	220,500	9,349,970
Nagoya Railroad Co. Ltd.	368,300	9,342,682
NEC Corp.	507,954	27,784,680
Nexon Co. Ltd.	951,900	29,972,325
NGK Insulators Ltd.	497,209	8,865,864
NGK Spark Plug Co. Ltd.	307,900	5,205,083
NH Foods Ltd.	162,070	6,856,864
Nidec Corp.	875,568	111,648,101
Nihon M&A Center, Inc.	296,300	16,149,941
Nintendo Co. Ltd.	218,996	133,931,974
Nippon Building Fund, Inc.	2,896	17,686,533
Nippon Express Co. Ltd.	141,154	10,556,619
Nippon Paint Holdings Co. Ltd.	286,600	21,294,357
Nippon Prologis REIT, Inc.	4,152	12,698,082
Nippon Sanso Holdings Corp.	297,300	5,575,334
Nippon Shinyaku Co. Ltd.	89,500	6,070,500
Nippon Steel & Sumitomo Metal Corp. (a)	1,574,863	23,332,835
Nippon Telegraph & Telephone Corp.	2,518,300	65,236,713
Nippon Yusen KK	299,657	8,667,484
Nissan Chemical Corp.	241,600	13,213,894
Nissan Motor Co. Ltd. (a)	4,522,248	24,723,206
Nisshin Seifun Group, Inc.	390,193	6,291,458
Nissin Food Holdings Co. Ltd.	124,523	9,403,913
Nitori Holdings Co. Ltd.	156,800	29,235,893
Nitto Denko Corp.	309,694	26,583,259
Nomura Holdings, Inc.	6,124,347	35,773,392
Nomura Real Estate Holdings, Inc.	231,700	5,214,581
Nomura Real Estate Master Fund, Inc.	8,406	12,578,048
Nomura Research Institute Ltd.	623,865	19,372,327
NSK Ltd.	715,676	7,065,716
NTT Data Corp.	1,238,200	19,008,337
Obayashi Corp.	1,277,804	11,031,015
OBIC Co. Ltd.	136,600	23,041,118
Odakyu Electric Railway Co. Ltd.	577,500	16,973,137
Oji Holdings Corp.	1,691,852	10,706,702
Olympus Corp.	2,281,016	48,060,279
OMRON Corp.	363,360	29,480,993
Ono Pharmaceutical Co. Ltd.	723,000	19,425,602
Oracle Corp. Japan	75,300	7,629,251
Oriental Land Co. Ltd.	391,824	65,576,623
ORIX Corp.	2,570,380	43,440,495
ORIX JREIT, Inc.	5,254	8,936,162
Osaka Gas Co. Ltd.	732,205	13,113,957
Otsuka Corp.	205,400	9,538,252
Otsuka Holdings Co. Ltd.	762,300	30,405,131
Pan Pacific International Holdings Ltd.	803,400	18,804,663
Panasonic Corp.	4,327,873	55,951,346
PeptiDream, Inc. (a)	185,300	8,813,462
Persol Holdings Co. Ltd.	340,500	6,730,461
Pigeon Corp.	226,500	8,180,731
Pola Orbis Holdings, Inc.	178,500	4,074,211
Rakuten, Inc.	1,677,300	18,852,512
Recruit Holdings Co. Ltd.	2,654,300	132,633,824
Renesas Electronics Corp. (a)	1,507,000	16,526,882
Resona Holdings, Inc.	4,043,500	16,338,703
Ricoh Co. Ltd.	1,310,470	11,458,950
Rinnai Corp.	71,600	7,240,940
ROHM Co. Ltd.	171,244	16,819,970
Ryohin Keikaku Co. Ltd.	466,800	10,501,303
Santen Pharmaceutical Co. Ltd.	704,100	9,657,059
SBI Holdings, Inc. Japan	462,760	12,841,541
SCSK Corp.	103,000	6,058,539
Secom Co. Ltd.	410,867	35,776,281
Sega Sammy Holdings, Inc.	347,300	5,828,788
Seibu Holdings, Inc.	409,600	4,918,505
Seiko Epson Corp.	548,400	9,088,240
Sekisui Chemical Co. Ltd.	707,693	12,581,061
Sekisui House Ltd.	1,210,567	22,841,749
Seven & i Holdings Co. Ltd.	1,473,700	56,169,047
SG Holdings Co. Ltd.	622,900	14,305,166
Sharp Corp.	416,200	7,910,981
Shimadzu Corp.	432,900	15,554,266
Shimamura Co. Ltd.	43,200	4,299,939
SHIMANO, Inc.	145,100	32,410,817
SHIMIZU Corp.	1,088,716	8,270,525
Shin-Etsu Chemical Co. Ltd.	692,762	113,539,691
Shinsei Bank Ltd.	293,900	4,204,757
Shionogi & Co. Ltd.	518,691	26,503,190
Shiseido Co. Ltd.	782,950	58,527,112
Shizuoka Bank Ltd.	797,374	5,852,227
SMC Corp.	111,971	66,072,291
SoftBank Corp.	5,621,300	76,012,827
SoftBank Group Corp.	3,065,760	286,125,839
Sohgo Security Services Co., Ltd.	140,600	6,331,254
Sompo Holdings, Inc.	658,303	25,335,482
Sony Corp.	2,467,485	260,569,334
Square Enix Holdings Co. Ltd.	179,800	10,188,020
Stanley Electric Co. Ltd.	254,125	7,521,595
Subaru Corp.	1,187,700	22,389,152
Sumco Corp.	512,400	11,790,235
Sumitomo Chemical Co. Ltd.	2,928,734	14,258,017
Sumitomo Corp.	2,331,742	33,979,718
Sumitomo Dainippon Pharma Co., Ltd.	350,700	5,574,436
Sumitomo Electric Industries Ltd.	1,465,806	21,476,635
Sumitomo Metal Mining Co. Ltd.	454,332	22,036,471
Sumitomo Mitsui Financial Group, Inc.	2,551,000	90,064,122
Sumitomo Mitsui Trust Holdings, Inc.	659,972	21,790,611
Sumitomo Realty & Development Co. Ltd.	611,100	21,203,365
Sundrug Co. Ltd.	140,800	5,283,550
Suntory Beverage & Food Ltd.	273,600	9,355,711
Suzuken Co. Ltd.	132,216	5,035,855
Suzuki Motor Corp.	716,300	31,245,044
Sysmex Corp.	328,100	34,119,691
T&D Holdings, Inc.	1,053,500	14,349,403
Taiheiyo Cement Corp.	225,400	5,655,825
Taisei Corp.	373,118	13,231,112
Taisho Pharmaceutical Holdings Co. Ltd.	70,457	4,316,189
Takeda Pharmaceutical Co. Ltd.	3,084,627	103,948,297
TDK Corp.	253,625	36,525,515
TECMO KOEI HOLDINGS CO., LTD.	88,300	4,961,931
Teijin Ltd.	343,768	5,930,729
Terumo Corp.	1,264,348	47,034,142
THK Co. Ltd.	236,700	7,627,604
TIS, Inc.	440,000	9,138,890
Tobu Railway Co. Ltd.	370,859	10,600,906
Toho Co. Ltd.	219,854	8,299,160
Toho Gas Co. Ltd.	145,700	8,556,518
Tohoku Electric Power Co., Inc.	845,890	7,435,611
Tokio Marine Holdings, Inc.	1,236,200	61,412,729
Tokyo Century Corp.	84,600	5,507,988
Tokyo Electric Power Co., Inc. (a)	2,827,018	9,105,894
Tokyo Electron Ltd.	292,118	121,818,178
Tokyo Gas Co. Ltd.	733,579	15,158,280
Tokyu Corp.	980,177	13,529,374
Tokyu Fudosan Holdings Corp.	1,225,400	7,739,527
Toppan Printing Co. Ltd.	512,906	8,103,719
Toray Industries, Inc.	2,703,683	17,835,858
Toshiba Corp.	753,188	23,706,044
Tosoh Corp.	515,600	9,478,215
Toto Ltd.	277,292	16,817,143
Toyo Suisan Kaisha Ltd.	174,200	7,419,372
Toyoda Gosei Co. Ltd.	126,200	3,268,804
Toyota Industries Corp.	286,286	24,440,195
Toyota Motor Corp.	4,152,663	306,855,963
Toyota Tsusho Corp.	419,300	17,686,691
Trend Micro, Inc.	261,760	12,654,245
Tsuruha Holdings, Inc.	73,000	9,389,090
Unicharm Corp.	790,140	31,251,280
United Urban Investment Corp.	5,699	7,816,444
USS Co. Ltd.	422,800	8,028,024
Welcia Holdings Co. Ltd.	185,000	5,909,517
West Japan Railway Co.	317,000	19,512,764
Yakult Honsha Co. Ltd.	251,566	12,437,289
Yamada Holdings Co. Ltd.	1,422,950	6,794,705
Yamaha Corp.	262,243	14,701,279
Yamaha Motor Co. Ltd.	542,500	11,932,263
Yamato Holdings Co. Ltd.	571,432	15,079,431
Yamazaki Baking Co. Ltd.	234,200	3,939,402
Yaskawa Electric Corp.	469,600	23,626,847
Yokogawa Electric Corp.	447,600	8,560,452
Z Holdings Corp.	5,192,400	31,701,094
ZOZO, Inc.	212,800	6,647,817

TOTAL JAPAN		7,920,197,627

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	1,395,687	32,598,217
Aroundtown SA	1,986,202	14,412,262
Eurofins Scientific SA (a)	259,348	23,043,158
SES SA (France) (depositary receipt)	751,713	6,000,575
Tenaris SA	941,634	9,833,203

TOTAL LUXEMBOURG		85,887,415

Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	70
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	5,290,000	5,183,299
HKT Trust/HKT Ltd. unit	7,525,760	10,226,522

TOTAL MULTI-NATIONAL		15,409,821

Netherlands - 5.2%
ABN AMRO Group NV GDR (a)(b)	824,116	9,466,090
Adyen BV (a)(b)	35,626	83,129,157
AEGON NV	3,491,972	16,736,076
Airbus Group NV	1,152,061	133,840,289
Akzo Nobel NV	378,822	39,106,711
Argenx SE (a)	87,130	28,980,478
ASM International NV (Netherlands)	93,222	25,149,858
ASML Holding NV (Netherlands)	832,968	472,393,561
CNH Industrial NV	1,987,378	29,349,940
EXOR NV	211,094	16,937,248
Ferrari NV	244,638	47,669,628
Heineken Holding NV	226,206	19,432,534
Heineken NV (Bearer)	507,579	50,034,668
ING Groep NV (Certificaten Van Aandelen)	7,648,515	83,771,986
JDE Peet's BV	145,644	5,913,206
Just Eat Takeaway.com NV (a)(b)	246,213	23,729,815
Koninklijke Ahold Delhaize NV	2,152,001	56,823,031
Koninklijke DSM NV	337,104	55,539,368
Koninklijke KPN NV	7,009,835	22,974,586
Koninklijke Philips Electronics NV	1,782,751	97,332,952
NN Group NV	563,303	25,962,753
Prosus NV	954,959	113,846,913
QIAGEN NV (Germany) (a)	454,048	22,461,096
Randstad NV	234,973	15,689,259
Stellantis NV (Italy)	4,029,919	65,320,121
STMicroelectronics NV (France)	1,246,476	48,409,704
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	269,351	19,765,615
Vopak NV	138,278	6,591,822
Wolters Kluwer NV	525,693	41,659,174

TOTAL NETHERLANDS		1,678,017,639

New Zealand - 0.3%
Auckland International Airport Ltd.	2,462,993	13,436,249
Fisher & Paykel Healthcare Corp.	1,125,823	23,793,805
Mercury Nz Ltd.	1,319,746	5,769,174
Meridian Energy Ltd.	2,508,902	10,333,001
Ryman Healthcare Group Ltd.	782,223	8,280,110
Spark New Zealand Ltd.	3,580,586	11,875,030
The a2 Milk Co. Ltd. (a)	1,447,249	10,132,928
Xero Ltd. (a)	239,278	21,804,438

TOTAL NEW ZEALAND		105,424,735

Norway - 0.6%
Adevinta ASA Class B (a)	470,930	6,577,356
DNB ASA	1,824,246	35,483,022
Equinor ASA	1,912,979	36,017,556
Gjensidige Forsikring ASA	392,430	9,006,709
Mowi ASA	857,377	20,706,150
Norsk Hydro ASA	2,637,537	14,601,271
Orkla ASA	1,478,240	13,615,234
Schibsted ASA:
(A Shares)	154,148	6,234,828
(B Shares)	186,943	6,420,735
Telenor ASA	1,372,196	22,179,926
Yara International ASA	341,011	16,384,700

TOTAL NORWAY		187,227,487

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	3,854,714	12,575,881
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	31
Energias de Portugal SA	5,456,352	31,244,634
Galp Energia SGPS SA Class B	968,563	10,827,018
Jeronimo Martins SGPS SA	496,715	7,701,153

TOTAL PORTUGAL		49,772,836

Singapore - 1.0%
Ascendas Real Estate Investment Trust	6,449,533	14,220,509
CapitaLand Ltd.	5,293,610	12,624,629
CapitaMall Trust	8,748,882	13,778,800
City Developments Ltd.	862,600	4,761,314
DBS Group Holdings Ltd.	3,531,826	70,562,355
Genting Singapore Ltd.	12,186,159	7,813,984
Keppel Corp. Ltd.	2,857,000	10,884,626
Mapletree Commercial Trust	4,445,500	6,801,275
Mapletree Logistics Trust (REIT)	5,627,159	7,807,293
Oversea-Chinese Banking Corp. Ltd.	6,442,805	53,102,165
Singapore Airlines Ltd. (a)	2,587,362	9,590,272
Singapore Exchange Ltd.	1,599,300	11,982,156
Singapore Technologies Engineering Ltd.	3,097,761	8,735,249
Singapore Telecommunications Ltd.	15,971,527	28,018,051
Suntec (REIT)	3,731,900	4,058,238
United Overseas Bank Ltd.	2,296,960	42,514,604
UOL Group Ltd.	880,050	4,877,433
Venture Corp. Ltd.	542,900	7,817,369
Wilmar International Ltd.	3,749,600	14,847,674

TOTAL SINGAPORE		334,797,996

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	466,379	14,259,061
Aena Sme SA (a)(b)	130,440	22,175,178
Amadeus IT Holding SA Class A (a)	880,438	61,469,778
Banco Bilbao Vizcaya Argentaria SA	13,016,904	72,385,435
Banco Santander SA (Spain)	34,025,790	118,310,919
CaixaBank SA	6,988,916	20,241,536
Cellnex Telecom SA (b)	617,743	33,577,468
Enagas SA	477,290	10,000,056
Endesa SA	614,542	15,237,325
Ferrovial SA	946,824	23,578,940
Grifols SA	581,007	14,595,111
Iberdrola SA	11,957,107	150,399,884
Industria de Diseno Textil SA	2,128,217	70,174,155
Naturgy Energy Group SA	571,204	14,273,046
Red Electrica Corporacion SA	834,471	13,959,712
Repsol SA	2,951,098	37,147,822
Siemens Gamesa Renewable Energy SA	463,638	17,229,595
Telefonica SA	9,846,967	42,038,753

TOTAL SPAIN		751,053,774

Sweden - 3.2%
Alfa Laval AB	612,385	18,950,509
ASSA ABLOY AB (B Shares)	1,961,025	49,191,938
Atlas Copco AB:
(A Shares)	1,311,074	74,824,108
(B Shares)	766,534	37,165,175
Boliden AB	534,087	21,157,534
Electrolux AB (B Shares)	441,019	10,417,134
Epiroc AB:
(A Shares)	1,289,965	27,376,180
(B Shares)	768,048	15,117,372
EQT AB	463,018	12,913,552
Ericsson (B Shares)	5,710,086	71,352,911
Essity AB (B Shares)	1,192,090	35,830,889
Evolution Gaming Group AB (b)	313,500	39,039,455
Fastighets AB Balder (a)	196,660	9,427,867
H&M Hennes & Mauritz AB (B Shares)	1,571,936	37,046,301
Hexagon AB (B Shares)	551,679	45,969,439
Husqvarna AB (B Shares)	806,488	9,866,319
ICA Gruppen AB	197,414	9,372,834
Industrivarden AB:
(A Shares)	55,324	1,965,585
(C Shares)	490,058	16,186,499
Investor AB (B Shares)	892,850	66,065,761
Kinnevik AB (B Shares)	473,972	22,026,151
L E Lundbergforetagen AB	149,794	7,454,309
Latour Investment AB (B Shares)	290,996	6,627,095
Lundin Petroleum AB	365,816	11,831,541
Nibe Industrier AB (B Shares)	606,879	19,067,611
Sandvik AB	2,208,985	59,306,351
Securitas AB (B Shares)	624,177	9,569,004
Skandinaviska Enskilda Banken AB (A Shares)	3,167,304	36,452,185
Skanska AB (B Shares)	664,053	16,106,071
SKF AB (B Shares)	745,805	20,323,515
Svenska Cellulosa AB SCA (B Shares)	1,182,989	20,349,501
Svenska Handelsbanken AB (A Shares)	3,030,156	31,946,412
Swedbank AB (A Shares)	1,761,988	30,887,323
Swedish Match Co. AB	316,039	22,726,333
Tele2 AB (B Shares)	979,990	12,366,079
Telia Co. AB	4,774,459	19,286,917
Volvo AB (B Shares)	2,786,624	71,382,509

TOTAL SWEDEN		1,026,946,269

Switzerland - 9.0%
ABB Ltd. (Reg.)	3,601,225	103,677,469
Adecco SA (Reg.)	303,349	19,034,971
Alcon, Inc. (Switzerland) (a)	961,798	66,125,265
Baloise Holdings AG	91,637	16,007,387
Banque Cantonale Vaudoise	60,681	6,363,950
Barry Callebaut AG	5,963	12,900,768
Clariant AG (Reg.)	395,183	8,258,593
Coca-Cola HBC AG	391,413	12,204,185
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	2,001,166	703,977
Series A	1,021,007	98,301,317
Credit Suisse Group AG	4,797,448	69,402,607
Ems-Chemie Holding AG	16,002	14,161,062
Geberit AG (Reg.)	72,554	42,767,498
Givaudan SA	18,065	68,057,775
Julius Baer Group Ltd.	436,063	26,841,140
Kuehne & Nagel International AG	105,585	25,036,755
LafargeHolcim Ltd. (Reg.)	1,024,161	56,474,376
Lindt & Spruengli AG	195	17,256,637
Lindt & Spruengli AG (participation certificate)	2,049	17,175,425
Logitech International SA (Reg.)	321,645	34,305,500
Lonza Group AG	145,661	91,875,077
Nestle SA (Reg. S)	5,634,817	588,098,425
Novartis AG	4,342,514	374,005,242
Partners Group Holding AG	36,649	43,935,288
Roche Holding AG:
(Bearer)	61,872	20,663,677
(participation certificate)	1,374,154	450,803,609
Schindler Holding AG:
(participation certificate)	79,712	21,749,594
(Reg.)	39,227	10,444,434
SGS SA (Reg.)	11,851	33,807,888
Siemens Energy AG (a)	780,999	29,447,323
Sika AG	277,400	73,249,580
Sonova Holding AG Class B	107,218	27,439,510
Straumann Holding AG	20,269	24,488,134
Swatch Group AG (Bearer)	58,718	17,505,988
Swatch Group AG (Bearer) (Reg.)	94,863	5,443,686
Swiss Life Holding AG	59,445	29,557,493
Swiss Prime Site AG	150,207	14,052,235
Swiss Re Ltd.	558,583	52,465,598
Swisscom AG	50,736	25,461,424
Temenos Group AG	130,576	17,620,188
UBS Group AG	7,178,397	111,268,507
Vifor Pharma AG	89,041	11,070,782
Zurich Insurance Group Ltd.	294,247	120,114,758

TOTAL SWITZERLAND		2,909,625,097

United Kingdom - 13.0%
3i Group PLC	1,903,554	29,357,988
Admiral Group PLC	374,435	16,108,948
Anglo American PLC (United Kingdom)	2,399,807	92,696,073
Antofagasta PLC	767,902	19,069,917
Ashtead Group PLC	878,943	47,512,283
Associated British Foods PLC (a)	692,664	22,851,661
AstraZeneca PLC (United Kingdom)	2,566,680	248,346,155
Auto Trader Group PLC (a)(b)	1,938,231	14,902,227
Aveva Group PLC	224,582	10,622,535
Aviva PLC	7,682,093	38,920,572
BAE Systems PLC	6,299,806	42,643,777
Barclays PLC	33,918,718	75,419,870
Barratt Developments PLC	1,984,499	18,369,358
Berkeley Group Holdings PLC	245,695	13,873,511
BHP Group PLC	4,131,184	131,208,624
BP PLC	39,635,827	162,329,623
British American Tobacco PLC (United Kingdom)	4,487,000	155,811,881
British Land Co. PLC	1,753,749	11,962,510
BT Group PLC	17,460,613	30,054,929
Bunzl PLC	659,212	20,544,925
Burberry Group PLC	792,833	20,053,558
Coca-Cola European Partners PLC	398,651	20,311,268
Compass Group PLC	3,491,317	70,898,034
Croda International PLC	273,153	23,472,741
Diageo PLC	4,576,131	179,309,972
Direct Line Insurance Group PLC	2,676,199	11,953,508
Evraz PLC	1,001,943	7,970,629
Fresnillo PLC	357,274	4,529,563
GlaxoSmithKline PLC	9,813,494	163,745,690
Halma PLC	743,366	23,478,356
Hargreaves Lansdown PLC	649,322	13,664,518
Hikma Pharmaceuticals PLC	338,563	10,546,898
HSBC Holdings PLC (United Kingdom)	39,876,117	238,872,901
Imperial Brands PLC	1,851,286	34,380,891
Informa PLC (a)	2,922,588	22,427,197
InterContinental Hotel Group PLC (a)	338,412	23,781,603
Intertek Group PLC	316,242	23,597,912
J Sainsbury PLC	3,479,863	10,966,504
JD Sports Fashion PLC (a)	1,010,155	11,686,617
Johnson Matthey PLC	378,385	16,104,921
Kingfisher PLC (a)	4,171,150	15,460,166
Land Securities Group PLC	1,408,658	13,050,906
Legal & General Group PLC	11,674,517	42,174,982
Lloyds Banking Group PLC	138,423,643	75,423,353
London Stock Exchange Group PLC	618,641	83,132,200
M&G PLC	5,087,704	13,035,180
Melrose Industries PLC	9,501,754	21,961,583
Mondi PLC	952,064	22,874,036
National Grid PLC	6,892,575	77,503,201
NatWest Group PLC	9,428,698	24,196,626
Next PLC (a)	260,239	27,409,912
NMC Health PLC (a)	250,069	125,036
Ocado Group PLC (a)	950,717	29,139,856
Pearson PLC	1,472,669	15,515,348
Persimmon PLC	623,575	22,501,005
Phoenix Group Holdings PLC	1,079,513	10,678,240
Prudential PLC	5,103,272	101,658,628
Reckitt Benckiser Group PLC	1,391,215	116,696,497
RELX PLC (London Stock Exchange)	3,779,535	89,121,095
Rentokil Initial PLC	3,628,458	23,592,467
Rio Tinto PLC	2,194,684	190,206,542
Rolls-Royce Holdings PLC	16,369,289	24,561,732
Royal Dutch Shell PLC:
Class A rights (a)(e)	8,030,429	1,338,196
Class A (United Kingdom)	8,030,429	164,258,305
Class B rights 3/31/21 (a)(e)	7,240,384	1,206,542
Class B (United Kingdom)	7,240,384	141,935,676
RSA Insurance Group PLC	2,024,694	19,051,708
Sage Group PLC	2,123,645	16,527,087
Schroders PLC	243,213	11,869,718
Segro PLC	2,342,266	29,689,003
Severn Trent PLC	470,726	14,362,359
Smith & Nephew PLC	1,714,032	33,288,517
Smiths Group PLC	775,489	15,817,221
Spirax-Sarco Engineering PLC	144,315	21,533,489
SSE PLC	2,036,267	37,575,100
St. James's Place Capital PLC	1,046,022	17,108,911
Standard Chartered PLC (United Kingdom)	5,243,824	33,759,619
Standard Life PLC	4,384,568	18,985,467
Taylor Wimpey PLC	7,125,168	15,644,612
Tesco PLC	15,120,441	47,525,221
Unilever PLC	5,142,964	267,476,072
United Utilities Group PLC	1,340,895	16,050,362
Vodafone Group PLC	52,383,145	89,671,697
Vodafone Group PLC sponsored ADR	7,939	136,392
Whitbread PLC (a)	396,042	18,732,446
WM Morrison Supermarkets PLC	4,708,715	11,208,070

TOTAL UNITED KINGDOM		4,219,131,029

United States of America - 0.0%
NICE Systems Ltd. sponsored ADR (a)	3	689
TOTAL COMMON STOCKS
(Cost $24,912,842,852)		31,024,299,181

Nonconvertible Preferred Stocks - 0.7%
France - 0.1%
Air Liquide SA (a)	355,967	53,606,821
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	108,038	7,306,300
Fuchs Petrolub AG	136,690	7,477,623
Henkel AG & Co. KGaA	350,721	34,521,590
Porsche Automobil Holding SE (Germany)	295,829	23,695,917
Sartorius AG (non-vtg.)	69,602	35,724,366
Volkswagen AG	360,900	75,340,502

TOTAL GERMANY		184,066,298

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $155,331,584)		237,673,119
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $14,997,635)(f)	15,000,000	14,998,992
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.07% (g)	940,941,010	941,129,198
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	11,421,400	11,422,542
TOTAL MONEY MARKET FUNDS
(Cost $952,552,853)		952,551,740
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $26,035,724,924)		32,229,523,032
NET OTHER ASSETS (LIABILITIES) - 0.5%		156,551,805
NET ASSETS - 100%		$32,386,074,837

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10,422	March 2021	$1,127,660,400	$11,530,568	$11,530,568

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $565,415,858 or 1.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,998,992.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$665,226
Fidelity Securities Lending Cash Central Fund	2,229,801
Total	$2,895,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,663,008,549	$410,349,392	$1,252,659,157	$--
Consumer Discretionary	3,947,761,550	1,935,812,567	2,011,948,983	--
Consumer Staples	3,124,272,198	1,397,777,725	1,726,494,473	--
Energy	1,083,007,867	216,098,031	866,909,836	--
Financials	5,395,350,241	2,847,973,328	2,547,376,812	101
Health Care	3,789,060,292	1,362,672,384	2,426,387,908	--
Industrials	4,792,158,565	2,088,076,565	2,704,082,000	--
Information Technology	2,829,386,896	1,112,518,442	1,716,868,454	--
Materials	2,548,304,486	1,218,534,468	1,329,770,018	--
Real Estate	970,824,148	816,304,775	154,519,373	--
Utilities	1,118,837,508	700,842,281	417,995,227	--
Government Obligations	14,998,992	--	14,998,992	--
Money Market Funds	952,551,740	952,551,740	--	--
Total Investments in Securities:	$32,229,523,032	$15,059,511,698	$17,170,011,233	$101
Derivative Instruments:
Assets
Futures Contracts	$11,530,568	$11,530,568	$--	$--
Total Assets	$11,530,568	$11,530,568	$--	$--
Total Derivative Instruments:	$11,530,568	$11,530,568	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$11,530,568	$0
Total Equity Risk	11,530,568	0
Total Value of Derivatives	$11,530,568	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021
Assets
Investment in securities, at value (including securities loaned of $10,809,333) — See accompanying schedule: Unaffiliated issuers (cost $25,083,172,071)	$31,276,971,292
Fidelity Central Funds (cost $952,552,853)	952,551,740
Total Investment in Securities (cost $26,035,724,924)		$32,229,523,032
Segregated cash with brokers for derivative instruments		60,879,975
Foreign currency held at value (cost $38,760,352)		38,805,958
Receivable for investments sold		15,169,785
Receivable for fund shares sold		59,428,147
Dividends receivable		108,292,946
Distributions receivable from Fidelity Central Funds		59,012
Other receivables		593,078
Total assets		32,512,751,933
Liabilities
Payable for investments purchased
Regular delivery	$73,152,603
Delayed delivery	2,544,758
Payable for fund shares redeemed	22,132,894
Accrued management fee	955,520
Payable for daily variation margin on futures contracts	15,812,703
Other payables and accrued expenses	662,818
Collateral on securities loaned	11,415,800
Total liabilities		126,677,096
Net Assets		$32,386,074,837
Net Assets consist of:
Paid in capital		$28,717,161,604
Total accumulated earnings (loss)		3,668,913,233
Net Assets		$32,386,074,837
Net Asset Value, offering price and redemption price per share ($32,386,074,837 ÷ 702,801,319 shares)		$46.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2021
Investment Income
Dividends		$680,463,642
Non-Cash dividends		41,535,862
Interest		83,633
Income from Fidelity Central Funds (including $2,229,801 from security lending)		2,895,027
Income before foreign taxes withheld		724,978,164
Less foreign taxes withheld		(62,781,604)
Total income		662,196,560
Expenses
Management fee	$9,418,032
Independent trustees' fees and expenses	149,708
Interest	16,760
Miscellaneous	18,429
Total expenses before reductions	9,602,929
Expense reductions	(193)
Total expenses after reductions		9,602,736
Net investment income (loss)		652,593,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,761,537,712)
Fidelity Central Funds	99,248
Foreign currency transactions	(4,164,497)
Futures contracts	(93,683,465)
Total net realized gain (loss)		(1,859,286,426)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,285,353,067
Fidelity Central Funds	(1,113)
Assets and liabilities in foreign currencies	3,052,944
Futures contracts	122,431,041
Total change in net unrealized appreciation (depreciation)		6,410,835,939
Net gain (loss)		4,551,549,513
Net increase (decrease) in net assets resulting from operations		$5,204,143,337

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2021	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$652,593,824	$868,419,785
Net realized gain (loss)	(1,859,286,426)	(234,105,513)
Change in net unrealized appreciation (depreciation)	6,410,835,939	(666,277,714)
Net increase (decrease) in net assets resulting from operations	5,204,143,337	(31,963,442)
Distributions to shareholders	(564,106,597)	(930,785,857)
Share transactions
Proceeds from sales of shares	9,403,139,235	10,557,302,502
Reinvestment of distributions	523,102,732	870,654,871
Cost of shares redeemed	(10,462,395,019)	(7,352,591,536)
Net increase (decrease) in net assets resulting from share transactions	(536,153,052)	4,075,365,837
Total increase (decrease) in net assets	4,103,883,688	3,112,616,538
Net Assets
Beginning of period	28,282,191,149	25,169,574,611
End of period	$32,386,074,837	$28,282,191,149
Other Information
Shares
Sold	236,940,238	255,518,996
Issued in reinvestment of distributions	11,773,638	20,541,058
Redeemed	(277,638,801)	(178,751,314)
Net increase (decrease)	(28,924,925)	97,308,740

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund

Years ended February 28,	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$38.65	$39.67	$43.09	$36.88	$32.82
Income from Investment Operations
Net investment income (loss)B	.97	1.28	1.23	1.13	1.11
Net realized and unrealized gain (loss)	7.30	(.93)	(3.64)	6.16	4.04
Total from investment operations	8.27	.35	(2.41)	7.29	5.15
Distributions from net investment income	(.84)	(1.37)	(1.01)	(1.02)	(1.06)
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.84)	(1.37)	(1.01)	(1.08)	(1.09)
Redemption fees added to paid in capitalB	–	–	–	–	–C
Net asset value, end of period	$46.08	$38.65	$39.67	$43.09	$36.88
Total ReturnD	21.47%	.58%	(5.43)%	19.82%	15.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.04%	.05%	.05%	.06%
Expenses net of fee waivers, if any	.04%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.04%	.04%	.05%	.05%	.05%
Net investment income (loss)	2.40%	3.12%	3.12%	2.72%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$32,386,075	$28,282,191	$25,169,575	$6,814,539	$4,761,598
Portfolio turnover rateG	7%	2%	3%H	2%H	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2021

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business on April 26, 2019, Fidelity Total Market Index Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Prior fiscal period dollar and share amounts for Class F, which are presented in the Notes to Financial Statements, are for the period March 1, 2019 through April 26, 2019.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$1,321,819
Fidelity Extended Market Index Fund	669,667
Fidelity International Index Fund	593,078

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships,certain deemed distributions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$34,415,296,799	$ 28,982,988,905	$(2,676,681,548)	$ 26,306,307,357
Fidelity Extended Market Index Fund	24,115,677,134	16,333,720,925	(2,194,293,795)	14,139,427,130
Fidelity International Index Fund	26,265,165,315	9,243,213,856	(3,278,856,139)	5,964,357,717

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index Fund	$73,377,697	$–	$(498,206,355)	$ 26,306,307,357
Fidelity Extended Market Index Fund	31,555,279	2,218,772,272	–	14,139,427,130
Fidelity International Index Fund	74,326,205	–	(2,371,888,933)	5,967,828,303

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Total Market Index Fund	$(149,737,304)	$(348,469,051)	$(498,206,355)
Fidelity International Index Fund	(289,482,880)	(2,082,406,053)	(2,371,888,933)

The tax character of distributions paid was as follows:

February 28, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$824,389,466	$–	$824,389,466
Fidelity Extended Market Index Fund	293,564,220	388,508,876	682,073,096
Fidelity International Index Fund	564,106,597	–	564,106,597

February 29, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$944,263,394	$97,804,666	$1,042,068,060
Fidelity Extended Market Index Fund	347,512,094	707,259,754	1,054,771,848
Fidelity International Index Fund	930,785,857	–	930,785,857

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	3,125,992,085	3,910,511,082
Fidelity Extended Market Index Fund	7,605,327,525	6,755,516,511
Fidelity International Index Fund	1,904,340,362	2,229,867,341

Unaffiliated Redemptions In-Kind. During the period, shares of the applicable Funds were redeemed in-kind for investments and cash as presented in the table below. The net realized gain on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Funds recognized no gain or loss for federal income tax purposes.

	Shares	Value of investments and cash	Realized Gain
Fidelity Total Market Index Fund	522,575	$49,085,493	$45,655,041
Fidelity Extended Market Index Fund	2,441,436	$204,701,487	$141,281,001

Unaffiliated Exchanges In-Kind. During the period, the Total Market Index Fund received investments, including accrued interest, and cash valued at $274,588,843 in exchange for 2,431,496 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to May 1, 2020, the annual management fee rate for Fidelity Extended Market Index Fund was .045%. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Effective April 29, 2020, the Board approved to add an expense contract to each Fund. Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Effective April 29, 2020, interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	Borrower	$40,430,396.32%		$27,888
Fidelity Extended Market Index Fund	Borrower	$20,596,212.52%		$12,300
Fidelity International Index Fund	Borrower	$32,128,586.74%		$16,630

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 227,760,667 shares of the Fidelity Total Market Index Fund were redeemed in-kind for investments and cash with a value of $18,972,597,820. The Fund had a net realized gain of $12,280,777,708 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. Fidelity Total Market Index Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective April 29, 2020, the commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Total Market Index Fund	$31,046
Fidelity Extended Market Index Fund	15,368
Fidelity International Index Fund	18,429

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$842,463	$374,952	$5,680,362
Fidelity Extended Market Index Fund	$2,666,548	$925,292	$16,860,898
Fidelity International Index Fund	$986	$–	$–

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Effective April 29, 2020, interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	$18,630,000.59%		$305
Fidelity International Index Fund	$8,524,000.55%		$130

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Total Market Index Fund	$2,443	$2
Fidelity Extended Market Index Fund	12,743	1
Fidelity International Index Fund	193	–(a)

 (a) Amount represents less than $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2021	Year ended February 29, 2020
Fidelity Total Market Index Fund
Distributions to shareholders
Fidelity Total Market Index Fund	$824,389,466	$966,634,210
Class F	–	75,433,850
Total	$824,389,466	$1,042,068,060

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2021	Year ended February 29, 2020
Fidelity Total Market Index Fund
Fidelity Total Market Index Fund
Shares sold	110,415,936(a)	151,880,371	$10,243,071,315(a)	$12,804,948,877
Reinvestment of distributions	7,454,771	9,991,424	738,069,837	871,987,215
Shares redeemed	(131,056,842)(b)	(161,669,345)(c)	(11,561,910,022)(b)	(13,707,283,949)(c)
Net increase (decrease)	(13,186,135)	202,450	$(580,768,870)	$(30,347,857)
Class F
Shares sold	–	7,901,740	$–	$639,001,501
Reinvestment of distributions	–	915,904	–	75,433,850
Shares redeemed	–	(206,354,025)	–	(17,168,346,164)
Net increase (decrease)	–	(197,536,381)	$–	$(16,453,910,813)

 (a) Amount includes in-kind exchanges (see the Unaffiliated Exchanges In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (three of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 309 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Total Market Index Fund	.02%
Actual		$1,000.00	$1,137.00	$.11
Hypothetical-C		$1,000.00	$1,024.70	$.10
Fidelity Extended Market Index Fund	.04%
Actual		$1,000.00	$1,336.80	$.23
Hypothetical-C		$1,000.00	$1,024.60	$.20
Fidelity International Index Fund	.04%
Actual		$1,000.00	$1,144.30	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund	04/12/21	04/09/21	$0.135	$0.000
Fidelity Extended Market Index Fund	04/12/21	04/09/21	$0.076	$5.288
Fidelity International Index Fund	04/12/21	04/09/21	$0.105	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Extended Market Index Fund	$2,377,280,824

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2020	December 2020
Fidelity Total Market Index Fund	100%	87%
Fidelity Extended Market Index Fund	99%	63%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2020	December 2020
Fidelity Total Market Index Fund	100%	92%
Fidelity Extended Market Index Fund	99%	68%
Fidelity International Index Fund	–	84%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for as a section 199A dividend.

	April 2020	December 2020
Fidelity Total Market Index Fund	1%	9%
Fidelity Extended Market Index Fund	1%	27%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund	12/14/20	$0.8763	$0.0709

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Total Market Index Fund
Fidelity International Index Fund

At its September 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Amended Contracts) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, to Geode on behalf of each fund by 0.15 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of each fund in connection with the annual renewal of each fund's current management contract and sub-advisory agreements (Advisory Contracts). At its January 2020 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing Advisory Contracts should benefit each fund's shareholders. The Board noted that approval of the Amended Contracts would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contracts will continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered that it received and reviewed information regarding each fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its January 2020 meeting that each fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to each fund and the level of FMR's profitability. At its January 2020 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of each fund was not excessive under the circumstances. Because the Board was approving an arrangement that would not result in any changes to the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2020 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contracts because the proposed sub-advisory fee rate will be lower than the current sub-advisory fee rate.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended Contract should be approved.

Board Approval of Investment Advisory Contracts

Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

For Fidelity International Index Fund, to convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	4,552,886,214.423	33.164
Against	6,125,563,636.304	44.619
Abstain	611,960,242.905	4.458
Broker Non-Vote	2,438,119,776.730	17.760
TOTAL	13,728,529,870.362	100.000

PROPOSAL 5

For Fidelity International Index Fund, a shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	1,973,496,246.662	14.375
Against	8,704,867,143.257	63.407
Abstain	354,587,922.574	2.583
Broker Non-Vote	2,695,578,557.870	19.635
TOTAL	13,728,529,870.362	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposals 2 and 5 were not approved by shareholders.

SIF-I-ANN-0421
1.929379.109

Fidelity® Series Total Market Index Fund

Annual Report

February 28, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2021	Past 1 year	Life of fundA
Fidelity® Series Total Market Index Fund	35.56%	18.79%

 A From April 26, 2019

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Series Total Market Index Fund on April 26, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$13,743	Fidelity® Series Total Market Index Fund
$13,741	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 31.29% for the 12 months ending February 28, 2021, a volatile but productive period for U.S. risk assets. The early-2020 outbreak and spread of COVID-19 resulted in stocks suffering one of the quickest declines on record, through March 23, followed by a historic rebound that included the index closing 2020 at an all-time high and gaining modest ground in the first two months of the new year. The crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response partially offset the economic disruption and fueled the market surge, as did resilient corporate earnings. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery could be slowing and a new wave of COVID-19 cases. A shift in momentum began in October and accelerated following the U.S. elections, with the approval of three breakthrough COVID-19 vaccines and prospects for additional government stimulus fueling the “reflation trade” through February 28. By sector for the full 12 months, information technology (+50%) and consumer discretionary (+43%) led all gainers. Materials (+42%) and communication services (+37%) also stood out. In contrast, the defensive utilities (-3%) and real estate sectors (+5%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending February 28, 2021, the fund gained 35.56%, roughly in line with the 35.50% advance of the benchmark Dow Jones U.S. Total Stock Market Index. By sector, information technology gained 53% and contributed most, followed by consumer discretionary, which gained 60% and health care, which advanced 31%. The communication services sector rose 41%, boosted by the media & entertainment industry (+51%), financials gained about 25%, and industrials advanced 30%. Other notable contributors included the materials (+44%), consumer staples (+14%), energy (+14%), and real estate (+5%) sectors. In contrast, stocks in the utilities sector returned roughly -2% and detracted most. Turning to individual stocks, the top contributor was Apple (+78%), from the technology hardware & equipment category, followed by Microsoft (+45%), within the software & services segment. In retailing, Amazon.com advanced roughly 65% and Alphabet (+52%) from the media & entertainment industry also helped. Tesla, within the automobiles & components group, rose about 407% and boosted the fund. In contrast, the biggest individual detractor was AT&T (-15%), from the telecommunication services industry. In capital goods, Boeing (-23%) and Raytheon (-38%) hurt. Wells Fargo, within the banks segment, returned approximately -8% and hindered the fund. Another detractor was Coca Cola (-5%), a stock in the food, beverage & tobacco category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Apple, Inc.	4.9
Microsoft Corp.	4.4
Amazon.com, Inc.	3.3
Facebook, Inc. Class A	1.6
Alphabet, Inc. Class A	1.5
Alphabet, Inc. Class C	1.5
Tesla, Inc.	1.3
Berkshire Hathaway, Inc. Class B	1.2
JPMorgan Chase & Co.	1.2
Johnson & Johnson	1.1
22.0

Top Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	26.5
Health Care	13.6
Consumer Discretionary	12.2
Financials	11.5
Communication Services	10.1
Industrials	9.3
Consumer Staples	5.3
Real Estate	3.1
Materials	2.8
Energy	2.6

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments – 3.5%

Schedule of Investments February 28, 2021

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.2%
Alaska Communication Systems Group, Inc.	40,036	$130,918
Anterix, Inc. (a)	11,006	464,783
AT&T, Inc.	6,304,563	175,834,262
ATN International, Inc.	8,500	413,780
Bandwidth, Inc. (a)(b)	19,001	3,008,998
Cincinnati Bell, Inc. (a)	46,469	710,046
Cogent Communications Group, Inc.	38,141	2,282,739
Consolidated Communications Holdings, Inc. (a)	67,057	352,720
Globalstar, Inc. (a)(b)	536,566	949,722
IDT Corp. Class B (a)	17,575	315,471
Iridium Communications, Inc. (a)	104,965	4,021,209
Liberty Global PLC:
Class A (a)	123,262	3,035,327
Class C (a)	323,044	7,849,969
Liberty Latin America Ltd.:
Class A (a)	32,880	360,694
Class C (a)	154,596	1,694,372
Lumen Technologies, Inc. (b)	868,957	10,679,482
Ooma, Inc. (a)	19,593	309,569
ORBCOMM, Inc. (a)	69,683	531,681
Radius Global Infrastructure, Inc. (a)	56,653	701,364
Verizon Communications, Inc.	3,661,741	202,494,277
Vonage Holdings Corp. (a)	206,764	2,733,420
		418,874,803
Entertainment - 2.0%
Activision Blizzard, Inc.	681,227	65,132,113
AMC Entertainment Holdings, Inc. Class A (b)	97,460	780,655
Ballantyne of Omaha, Inc. (a)	5,296	13,558
Chicken Soup For The Soul Entertainment, Inc. (a)	3,533	90,339
Cinedigm Corp. (a)	31,280	43,792
Cinemark Holdings, Inc. (b)	94,242	2,115,733
CuriosityStream, Inc. Class A (a)	10,129	175,941
Electronic Arts, Inc.	255,117	34,178,024
Gaia, Inc. Class A (a)(b)	11,439	108,899
Glu Mobile, Inc. (a)	132,305	1,651,166
Lions Gate Entertainment Corp.:
Class A (a)(b)	93,853	1,362,746
Class B (a)	62,811	787,650
Live Nation Entertainment, Inc. (a)	129,184	11,479,290
LiveXLive Media, Inc. (a)(b)	42,079	167,054
Madison Square Garden Entertainment Corp. (a)	15,879	1,711,280
Madison Square Garden Sports Corp. (a)	15,610	3,002,584
Marcus Corp. (b)	21,469	421,651
Netflix, Inc. (a)	390,670	210,512,530
Playtika Holding Corp.	60,622	1,803,505
Reading International, Inc. Class A (a)	11,224	82,160
Roku, Inc. Class A (a)	96,051	37,986,249
Sciplay Corp. (A Shares) (a)	18,952	343,979
Take-Two Interactive Software, Inc. (a)	103,880	19,161,705
The Walt Disney Co. (a)	1,601,405	302,729,601
Warner Music Group Corp. Class A	78,359	2,779,394
World Wrestling Entertainment, Inc. Class A (b)	41,338	2,042,097
Zynga, Inc. (a)	909,464	10,140,524
		710,804,219
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (a)	265,168	536,145,831
Class C (a)	257,599	524,693,099
ANGI Homeservices, Inc. Class A (a)	69,844	1,043,819
Autoweb, Inc. (a)(b)	2,781	7,147
Bumble, Inc.	45,309	3,049,749
CarGurus, Inc. Class A (a)	77,383	2,008,089
Cars.com, Inc. (a)	58,435	681,936
DHI Group, Inc. (a)	41,671	129,597
Eventbrite, Inc. (a)(b)	59,912	1,190,451
EverQuote, Inc. Class A (a)(b)	8,748	428,477
Facebook, Inc. Class A (a)	2,126,491	547,826,611
IAC (a)	69,606	17,041,637
Izea Worldwide, Inc. (a)	36,171	145,046
Kubient, Inc. (b)	6,147	42,476
Liberty TripAdvisor Holdings, Inc. (a)	65,934	371,208
Match Group, Inc. (a)	234,351	35,820,550
MediaAlpha, Inc. Class A	9,366	491,809
Pinterest, Inc. Class A (a)	460,626	37,117,243
QuinStreet, Inc. (a)	43,340	1,035,393
Snap, Inc. Class A (a)	822,636	54,014,280
Super League Gaming, Inc. (a)	10,121	31,679
Travelzoo, Inc. (a)	7,224	97,668
TripAdvisor, Inc. (a)	87,122	4,322,994
TrueCar, Inc. (a)	80,848	438,196
Twitter, Inc. (a)	702,284	54,118,005
Yelp, Inc. (a)	61,277	2,310,756
Zedge, Inc. (a)	6,263	62,881
Zillow Group, Inc.:
Class A (a)	34,844	5,917,208
Class C (a)(b)	126,939	20,479,069
Zoominfo Technologies, Inc. (b)	72,981	3,825,664
		1,854,888,568
Media - 1.4%
A.H. Belo Corp. Class A	6,538	13,338
Advantage Solutions, Inc. Class A (a)	93,513	846,293
Altice U.S.A., Inc. Class A (a)	216,947	7,291,589
AMC Networks, Inc. Class A (a)(b)	26,596	1,744,432
Boston Omaha Corp. (a)	13,961	586,083
Cable One, Inc.	4,783	9,158,728
Cardlytics, Inc. (a)	24,023	3,181,366
Cbdmd, Inc. (a)(b)	32,675	122,205
Charter Communications, Inc. Class A (a)	128,968	79,111,551
Clear Channel Outdoor Holdings, Inc. (a)	413,175	710,661
Comcast Corp. Class A	4,039,277	212,950,683
comScore, Inc. (a)	51,480	187,902
Cumulus Media, Inc. (a)	14,350	139,052
Daily Journal Corp. (a)	760	260,148
Digital Media Solutions, Inc. Class A (a)	10,305	113,355
Discovery Communications, Inc.:
Class A (a)(b)	144,048	7,638,865
Class C (non-vtg.) (a)	254,949	11,472,705
DISH Network Corp. Class A (a)	221,788	6,988,540
E.W. Scripps Co. Class A	50,460	949,657
Emerald Expositions Events, Inc.	17,943	98,148
Entercom Communications Corp. Class A	99,553	445,002
Entravision Communication Corp. Class A	51,714	161,865
Fluent, Inc. (a)	38,078	241,034
Fox Corp.:
Class A	327,875	10,921,516
Class B	111,269	3,552,819
Gannett Co., Inc. (a)(b)	117,845	583,333
Gray Television, Inc.	78,965	1,433,215
Hemisphere Media Group, Inc. (a)	17,324	191,430
iHeartMedia, Inc. (a)	58,170	818,452
Insignia Systems, Inc. (a)	212	1,442
Interpublic Group of Companies, Inc.	346,785	9,058,024
John Wiley & Sons, Inc. Class A	38,993	2,054,151
Lee Enterprises, Inc. (a)	35,332	76,670
Liberty Broadband Corp.:
Class A (a)	15,794	2,295,816
Class C (a)	192,209	28,737,168
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	4,269	125,423
Liberty Braves Class C (a)	35,008	1,007,880
Liberty Formula One Group Series C (a)	168,762	7,408,652
Liberty Media Class A (a)	36,482	1,414,407
Liberty SiriusXM Series A (a)	65,365	2,902,860
Liberty SiriusXM Series C (a)	161,234	7,113,644
Loral Space & Communications Ltd.	11,514	510,531
Marchex, Inc. Class B (a)	14,738	44,214
MDC Partners, Inc. Class A (a)	37,707	119,154
Mediaco Holding, Inc. (a)	75	259
Meredith Corp.	36,195	896,912
MSG Network, Inc. Class A (a)(b)	37,184	630,641
National CineMedia, Inc. (b)	45,436	214,458
News Corp.:
Class A	325,842	7,640,995
Class B	125,334	2,872,655
Nexstar Broadcasting Group, Inc. Class A	38,565	5,304,616
Omnicom Group, Inc.	192,018	13,197,397
Saga Communications, Inc. Class A	3,210	66,383
Salem Communications Corp. Class A	3,196	8,150
Scholastic Corp.	30,451	876,989
Sinclair Broadcast Group, Inc. Class A	41,553	1,285,234
Sirius XM Holdings, Inc. (b)	1,058,621	6,192,933
Srax, Inc. (a)	7,628	27,842
TechTarget, Inc. (a)	21,341	1,784,748
Tegna, Inc.	193,418	3,526,010
The New York Times Co. Class A	129,943	6,649,183
Thryv Holdings, Inc. (a)	4,444	96,213
Townsquare Media, Inc.	6,126	66,773
Tribune Publishing Co.	20,998	356,546
Urban One, Inc.:
Class A (a)	2,298	12,754
Class D (non-vtg.) (a)	9,533	15,396
ViacomCBS, Inc.:
Class A	43,023	2,764,658
Class B	468,638	30,222,465
WideOpenWest, Inc. (a)	46,642	655,320
		510,149,533
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	39,202	446,903
Gogo, Inc. (a)(b)	43,129	511,079
NII Holdings, Inc. (a)(c)	62,298	135,187
Shenandoah Telecommunications Co.	46,753	2,073,496
Spok Holdings, Inc.	12,856	137,816
T-Mobile U.S., Inc.	516,708	61,989,459
Telephone & Data Systems, Inc.	92,277	1,650,836
U.S. Cellular Corp. (a)	12,225	359,782
		67,304,558

TOTAL COMMUNICATION SERVICES		3,562,021,681

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Adient PLC (a)	82,462	3,057,691
American Axle & Manufacturing Holdings, Inc. (a)	96,789	945,629
Aptiv PLC	238,453	35,729,798
Autoliv, Inc.	69,933	6,293,970
BorgWarner, Inc.	215,289	9,688,005
Cooper Tire & Rubber Co.	45,350	2,595,834
Cooper-Standard Holding, Inc. (a)	14,934	534,936
Dana, Inc.	129,857	3,091,895
Dorman Products, Inc. (a)	25,995	2,591,961
Fox Factory Holding Corp. (a)	36,802	4,679,374
Gentex Corp.	218,415	7,727,523
Gentherm, Inc. (a)	29,718	2,103,737
Horizon Global Corp. (a)	16,958	159,405
LCI Industries	22,641	3,191,023
Lear Corp.	48,378	8,035,102
Modine Manufacturing Co. (a)	43,938	609,420
Motorcar Parts of America, Inc. (a)	17,573	373,953
Patrick Industries, Inc.	19,686	1,553,816
Standard Motor Products, Inc.	17,480	734,335
Stoneridge, Inc. (a)	24,343	746,356
Strattec Security Corp.	2,918	150,335
Superior Industries International, Inc. (a)	28,437	162,375
Sypris Solutions, Inc. (a)	4,966	20,460
Tenneco, Inc. (a)	43,986	490,004
The Goodyear Tire & Rubber Co.	206,217	3,466,508
Unique Fabricating, Inc. (a)	2,233	15,184
Veoneer, Inc. (a)(b)	83,361	2,290,760
Visteon Corp. (a)	24,342	3,095,572
Workhorse Group, Inc. (a)(b)	94,431	1,526,949
XPEL, Inc. (a)(b)	13,596	657,367
		106,319,277
Automobiles - 1.6%
Arcimoto, Inc. (a)(b)	23,439	420,027
AYRO, Inc. (a)(b)	13,921	99,814
Fisker, Inc. (a)	131,588	3,750,258
Ford Motor Co.	3,451,343	40,380,713
General Motors Co.	1,112,313	57,095,026
Harley-Davidson, Inc.	136,681	4,875,411
Lordstown Motors Corp. (a)(b)	90,820	1,756,459
Tesla, Inc. (a)	670,861	453,166,606
Thor Industries, Inc.	49,427	5,785,925
Winnebago Industries, Inc.	29,743	2,070,113
		569,400,352
Distributors - 0.1%
Core-Mark Holding Co., Inc.	40,772	1,328,352
Educational Development Corp.	7,003	109,317
Funko, Inc. (a)(b)	19,721	267,811
Genuine Parts Co.	127,571	13,439,605
LKQ Corp. (a)	247,537	9,750,482
Pool Corp.	35,220	11,790,599
Weyco Group, Inc.	4,997	87,697
		36,773,863
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	46,125	1,812,713
American Public Education, Inc. (a)	13,579	399,766
Aspen Group, Inc. (a)	16,411	145,730
Bright Horizons Family Solutions, Inc. (a)	53,449	8,533,667
Carriage Services, Inc.	15,044	495,850
Chegg, Inc. (a)(b)	121,203	11,699,726
Franchise Group, Inc.	24,826	870,896
Frontdoor, Inc. (a)	75,623	3,960,377
Graham Holdings Co.	3,693	2,218,865
Grand Canyon Education, Inc. (a)	41,343	4,328,199
H&R Block, Inc.	161,535	3,106,318
Houghton Mifflin Harcourt Co. (a)	112,051	683,511
Laureate Education, Inc. Class A (a)	97,499	1,340,611
Lincoln Educational Services Corp. (a)	20,013	115,675
OneSpaWorld Holdings Ltd. (b)	45,335	494,605
Perdoceo Education Corp. (a)	59,098	760,591
Regis Corp. (a)(b)	21,584	253,612
Select Interior Concepts, Inc. (a)	16,045	139,752
Service Corp. International	152,902	7,302,600
StoneMor, Inc. (a)	110,790	231,551
Strategic Education, Inc.	22,109	2,010,150
Stride, Inc. (a)	37,104	892,351
Terminix Global Holdings, Inc. (a)	117,099	5,270,626
Universal Technical Institute, Inc. (a)	26,855	164,621
Vivint Smart Home, Inc. Class A (a)	39,460	670,820
WW International, Inc. (a)(b)	39,791	1,173,437
Xpresspa Group, Inc. (a)(b)	68,464	120,497
Zovio, Inc.(a)	25,669	131,682
		59,328,799
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc. (a)	50,539	560,478
Airbnb, Inc. Class A (b)	46,019	9,496,021
ARAMARK Holdings Corp.	226,046	8,390,828
Ark Restaurants Corp.	2,024	36,655
Bally's Corp. (b)	15,275	909,168
BBQ Holdings, Inc. (a)	2,666	15,596
Biglari Holdings, Inc. (a)	73	42,744
Biglari Holdings, Inc. (a)	751	87,972
BJ's Restaurants, Inc. (b)	20,144	1,118,596
Bloomin' Brands, Inc.	71,740	1,782,022
Bluegreen Vacations Corp. (b)	6,504	52,032
Bluegreen Vacations Holding Corp. Class A (a)	9,268	147,176
Boyd Gaming Corp. (a)	68,483	4,019,952
Brinker International, Inc.	40,478	2,776,386
Caesars Entertainment, Inc. (a)	183,160	17,114,470
Carnival Corp.	719,118	19,236,407
Carrols Restaurant Group, Inc. (a)	32,790	202,642
Century Casinos, Inc. (a)	27,318	220,183
Chipotle Mexican Grill, Inc. (a)	24,569	35,428,498
Choice Hotels International, Inc.	25,096	2,631,818
Churchill Downs, Inc.	30,989	7,146,993
Chuy's Holdings, Inc. (a)	17,505	717,705
Cracker Barrel Old Country Store, Inc.	21,122	3,271,164
Darden Restaurants, Inc.	116,746	16,032,728
Dave & Buster's Entertainment, Inc.	42,977	1,745,296
Del Taco Restaurants, Inc.	33,052	331,842
Denny's Corp. (a)(b)	55,068	966,443
Dine Brands Global, Inc.	13,975	1,105,562
Domino's Pizza, Inc.	35,529	12,311,154
Dover Motorsports, Inc.	2,946	6,511
DraftKings, Inc. Class A (a)(b)	286,767	17,644,774
Drive Shack, Inc. (a)	50,982	133,063
El Pollo Loco Holdings, Inc. (a)	17,412	319,162
Esports Entertainment Group, Inc. (a)(b)	5,724	94,732
Everi Holdings, Inc. (a)	78,469	1,185,667
Extended Stay America, Inc. unit	141,145	2,271,023
Fiesta Restaurant Group, Inc. (a)	15,073	230,014
Full House Resorts, Inc. (a)	22,240	158,794
Golden Entertainment, Inc. (a)	18,174	429,452
Good Times Restaurants, Inc. (a)	2,340	8,096
Hall of Fame Resort & Entertainment Co. (a)(b)	35,736	81,835
Hilton Grand Vacations, Inc. (a)	74,235	2,933,025
Hilton Worldwide Holdings, Inc.	244,224	30,205,624
Hyatt Hotels Corp. Class A	32,072	2,820,732
Inspired Entertainment, Inc. (a)	13,668	112,761
J. Alexanders Holdings, Inc. (a)	8,393	73,439
Jack in the Box, Inc.	20,069	2,054,062
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,092	62,530
Las Vegas Sands Corp.	295,301	18,485,843
Lindblad Expeditions Holdings (a)	26,205	545,850
Luby's, Inc. (a)	15,490	49,413
Marriott International, Inc. Class A	234,511	34,724,044
Marriott Vacations Worldwide Corp.	36,766	6,239,558
McDonald's Corp.	658,793	135,803,589
MGM Resorts International	371,013	14,020,581
Monarch Casino & Resort, Inc. (a)	11,546	781,202
Nathan's Famous, Inc.	2,169	129,619
Noodles & Co. (a)	30,050	283,672
Norwegian Cruise Line Holdings Ltd. (a)(b)	285,145	8,428,886
Papa John's International, Inc.	28,547	2,574,654
Penn National Gaming, Inc. (a)	133,049	15,404,413
Planet Fitness, Inc. (a)	72,975	6,282,418
Playa Hotels & Resorts NV (a)	49,498	354,901
PlayAGS, Inc. (a)	28,380	231,865
Potbelly Corp. (a)	15,440	77,046
Rave Restaurant Group, Inc. (a)	2,676	3,184
RCI Hospitality Holdings, Inc.	6,819	438,121
Red Lion Hotels Corp. (a)	13,212	45,714
Red Robin Gourmet Burgers, Inc. (a)	12,754	391,420
Red Rock Resorts, Inc.	58,107	1,753,088
Royal Caribbean Cruises Ltd.	168,252	15,692,864
Ruth's Hospitality Group, Inc. (b)	27,632	630,148
Scientific Games Corp. Class A (a)	48,061	2,250,697
SeaWorld Entertainment, Inc. (a)	43,523	2,161,352
Shake Shack, Inc. Class A (a)(b)	31,794	3,766,953
Six Flags Entertainment Corp.	68,085	3,036,591
Starbucks Corp.	1,037,028	112,030,135
Target Hospitality Corp. (a)	24,043	40,152
Texas Roadhouse, Inc. Class A	58,917	5,354,377
The Cheesecake Factory, Inc. (b)	36,986	2,032,381
The ONE Group Hospitality, Inc. (a)(b)	18,683	91,734
Travel+Leisure Co.	75,248	4,547,237
Vail Resorts, Inc.	35,317	10,919,310
Wendy's Co.	154,873	3,164,055
Wingstop, Inc.	26,886	3,660,529
Wyndham Hotels & Resorts, Inc.	80,978	5,286,244
Wynn Resorts Ltd.	90,995	11,986,771
Yum! Brands, Inc.	266,064	27,545,606
		669,970,044
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	7,633	161,285
Beazer Homes U.S.A., Inc. (a)	25,522	450,974
Casper Sleep, Inc.	18,336	153,839
Cavco Industries, Inc. (a)	7,952	1,677,156
Century Communities, Inc. (a)	24,856	1,375,282
Comstock Holding Companies, Inc. (a)	441	2,461
D.R. Horton, Inc.	291,488	22,406,683
Dixie Group, Inc. (a)	13,394	73,131
Emerson Radio Corp. (a)	6,994	10,421
Ethan Allen Interiors, Inc.	18,646	477,711
Flexsteel Industries, Inc.	6,418	212,307
Garmin Ltd.	132,326	16,411,071
GoPro, Inc. Class A (a)(b)	109,946	826,794
Green Brick Partners, Inc. (a)	41,624	821,242
Hamilton Beach Brands Holding Co. Class A	7,024	123,412
Helen of Troy Ltd. (a)(b)	22,698	4,920,926
Hooker Furniture Corp.	9,659	326,571
Hovnanian Enterprises, Inc. Class A (a)	3,360	193,267
Installed Building Products, Inc.	19,785	2,163,688
iRobot Corp. (a)(b)	25,220	3,130,054
KB Home	78,663	3,176,412
Koss Corp. (a)(b)	3,597	60,106
La-Z-Boy, Inc.	41,353	1,762,051
Legacy Housing Corp. (a)	5,546	87,128
Leggett & Platt, Inc.	117,219	5,072,066
Lennar Corp.:
Class A	233,896	19,406,351
Class B	28,480	1,884,237
LGI Homes, Inc. (a)	19,928	2,177,134
Lifetime Brands, Inc.	10,953	142,060
Live Ventures, Inc. (a)	2,022	47,315
Lovesac (a)(b)	8,633	498,038
M.D.C. Holdings, Inc.	44,717	2,529,641
M/I Homes, Inc. (a)	25,138	1,254,386
Meritage Homes Corp. (a)	32,922	2,775,654
Mohawk Group Holdings, Inc. (a)(b)	9,238	368,411
Mohawk Industries, Inc. (a)	52,852	9,248,571
Nephros, Inc. (a)	377	2,903
New Home Co. LLC (a)	11,168	53,048
Newell Brands, Inc.	332,327	7,700,017
Nova LifeStyle, Inc. (a)	1,541	4,469
NVR, Inc. (a)	3,087	13,894,093
PulteGroup, Inc.	239,154	10,788,237
Purple Innovation, Inc. (a)	19,792	728,148
Skyline Champion Corp. (a)	46,038	2,037,182
Sonos, Inc. (a)	79,923	3,112,202
Taylor Morrison Home Corp. (a)	114,289	3,144,090
Tempur Sealy International, Inc.	168,048	5,614,484
Toll Brothers, Inc.	99,899	5,336,605
TopBuild Corp. (a)	29,357	5,589,866
TRI Pointe Homes, Inc. (a)	109,595	2,082,305
Tupperware Brands Corp. (a)	42,828	1,309,252
Turtle Beach Corp. (a)	13,054	390,315
Universal Electronics, Inc. (a)	12,118	705,146
VOXX International Corp. (a)	14,657	303,840
Vuzix Corp. (a)	31,954	601,374
Whirlpool Corp.	55,988	10,642,199
ZAGG, Inc. rights (a)(c)	23,001	2,070
		180,449,681
Internet & Direct Marketing Retail - 4.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	21,402	605,249
Amazon.com, Inc. (a)	377,281	1,166,903,723
Blue Apron Holdings, Inc. Class A (a)(b)	10,326	90,972
CarParts.com, Inc. (a)(b)	32,974	584,629
Chewy, Inc. (a)(b)	68,000	6,906,080
Doordash, Inc. (b)	30,999	5,254,021
Duluth Holdings, Inc. (a)(b)	12,923	180,664
eBay, Inc.	575,862	32,490,134
Etsy, Inc. (a)	113,621	25,027,298
Expedia, Inc.	122,828	19,775,308
Groupon, Inc. (a)(b)	19,370	840,658
GrubHub, Inc. (a)	83,394	5,343,054
iMedia Brands, Inc. (a)	7,117	48,396
Lands' End, Inc. (a)(b)	14,282	471,877
Leaf Group Ltd. (a)	14,476	79,908
Liquidity Services, Inc. (a)(b)	23,323	364,072
Magnite, Inc. (a)(b)	100,023	4,888,124
Overstock.com, Inc. (a)(b)	38,389	2,578,589
PetMed Express, Inc. (b)	17,843	619,331
Quotient Technology, Inc. (a)	68,845	923,900
Qurate Retail, Inc. Series A	332,704	4,132,184
Remark Holdings, Inc. (a)(b)	83,320	250,793
Revolve Group, Inc. (a)	23,686	1,091,925
RumbleON, Inc. Class B (a)(b)	1,234	44,584
Shutterstock, Inc.	19,174	1,691,722
Stamps.com, Inc. (a)	16,328	2,970,553
Stitch Fix, Inc. (a)(b)	49,501	3,777,421
The Booking Holdings, Inc. (a)	36,187	84,261,791
The RealReal, Inc. (a)	54,499	1,391,904
Waitr Holdings, Inc. (a)	86,879	276,275
Wayfair LLC Class A (a)(b)	65,699	18,985,697
		1,392,850,836
Leisure Products - 0.2%
Acushnet Holdings Corp.	32,085	1,354,629
American Outdoor Brands, Inc. (a)	11,889	237,899
Brunswick Corp.	69,661	6,155,943
Callaway Golf Co.	82,403	2,303,164
Clarus Corp.	24,530	425,841
Escalade, Inc. (b)	9,166	181,120
Genius Brands International, Inc. (a)(b)	206,901	351,732
Hasbro, Inc.	112,151	10,509,670
JAKKS Pacific, Inc. (a)	1,074	8,571
Johnson Outdoors, Inc. Class A	6,823	823,400
Malibu Boats, Inc. Class A (a)	18,348	1,367,660
Marine Products Corp.	26,603	447,196
MasterCraft Boat Holdings, Inc. (a)	18,022	461,904
Mattel, Inc. (a)	307,746	6,216,469
Nautilus, Inc. (a)(b)	26,922	495,634
Peloton Interactive, Inc. Class A (a)	224,604	27,058,044
Polaris, Inc.	50,534	5,950,884
Smith & Wesson Brands, Inc. (b)	50,733	873,115
Sturm, Ruger & Co., Inc.	14,886	1,015,225
Vista Outdoor, Inc. (a)	52,154	1,648,588
YETI Holdings, Inc. (a)	66,424	4,567,978
		72,454,666
Multiline Retail - 0.5%
Big Lots, Inc.	31,590	2,007,229
Dillard's, Inc. Class A (b)	6,705	534,389
Dollar General Corp.	216,214	40,862,284
Dollar Tree, Inc. (a)	207,910	20,416,762
Kohl's Corp.	138,021	7,625,660
Macy's, Inc.	279,958	4,258,161
Nordstrom, Inc.	97,800	3,564,810
Ollie's Bargain Outlet Holdings, Inc. (a)	50,329	4,161,202
Target Corp.	442,340	81,142,850
		164,573,347
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	53,965	1,477,022
Academy Sports & Outdoors, Inc. (b)	24,803	594,280
Advance Auto Parts, Inc.	59,623	9,560,548
America's Car Mart, Inc. (a)	5,903	796,905
American Eagle Outfitters, Inc.	129,605	3,330,849
Asbury Automotive Group, Inc. (a)	17,217	2,917,421
At Home Group, Inc. (a)	49,227	1,240,028
AutoNation, Inc. (a)	51,985	3,899,915
AutoZone, Inc. (a)	20,491	23,767,921
Barnes & Noble Education, Inc. (a)	29,549	191,182
Bed Bath & Beyond, Inc. (b)	111,899	3,005,607
Best Buy Co., Inc.	203,286	20,399,750
Big 5 Sporting Goods Corp. (b)	17,545	236,858
Blink Charging Co. (a)(b)	24,696	944,375
Boot Barn Holdings, Inc. (a)	24,717	1,493,401
Build-A-Bear Workshop, Inc. (a)	9,622	67,643
Burlington Stores, Inc. (a)	58,578	15,161,158
Caleres, Inc.	32,324	512,659
Camping World Holdings, Inc.	31,690	991,897
CarMax, Inc. (a)	144,878	17,314,370
Carvana Co. Class A (a)(b)	50,806	14,403,501
Chico's FAS, Inc.	114,208	307,220
Citi Trends, Inc.	9,628	749,925
Conn's, Inc. (a)	15,900	225,621
Designer Brands, Inc. Class A (b)	50,640	632,494
Dick's Sporting Goods, Inc.	57,732	4,120,333
Envela Corp. (a)	5,528	29,022
Express, Inc. (a)	61,972	166,705
Five Below, Inc. (a)	48,944	9,109,457
Floor & Decor Holdings, Inc. Class A (a)	92,830	8,827,205
Foot Locker, Inc.	92,576	4,451,980
GameStop Corp. Class A (a)(b)	48,517	4,936,120
Gap, Inc.	179,789	4,485,736
Genesco, Inc. (a)	12,168	546,830
Group 1 Automotive, Inc.	15,333	2,337,363
GrowGeneration Corp. (a)(b)	43,190	1,970,760
Guess?, Inc.	32,557	820,762
Haverty Furniture Companies, Inc.	14,635	529,348
Hibbett Sports, Inc. (a)	13,507	867,960
J.Jill, Inc. (a)	1,447	7,105
Kirkland's, Inc. (a)(b)	12,076	313,976
L Brands, Inc.	210,346	11,497,512
Lazydays Holdings, Inc. (a)(b)	6,404	127,568
Leslie's, Inc.	61,682	1,497,639
Lithia Motors, Inc. Class A (sub. vtg.) (b)	23,381	8,743,325
LMP Automotive Holdings, Inc. (a)	5,277	94,617
Lowe's Companies, Inc.	647,749	103,477,903
Lumber Liquidators Holdings, Inc. (a)	23,316	577,537
MarineMax, Inc. (a)	18,127	809,371
Michaels Companies, Inc. (a)(b)	65,792	986,880
Monro, Inc.	30,330	1,880,157
Murphy U.S.A., Inc.	23,980	2,989,107
National Vision Holdings, Inc. (a)(b)	71,996	3,419,090
O'Reilly Automotive, Inc. (a)	64,094	28,671,169
OneWater Marine, Inc. Class A	9,264	329,891
Party City Holdco, Inc. (a)	97,755	748,803
Penske Automotive Group, Inc. (b)	28,060	1,907,519
Rent-A-Center, Inc.	43,950	2,538,552
RH (a)(b)	13,433	6,587,140
Ross Stores, Inc.	315,404	36,788,723
Sally Beauty Holdings, Inc. (a)	99,817	1,607,054
Shift Technologies, Inc. Class A (a)(b)	48,685	430,862
Shoe Carnival, Inc. (b)	7,405	362,549
Signet Jewelers Ltd.	46,223	2,300,981
Sleep Number Corp. (a)(b)	24,499	3,359,548
Sonic Automotive, Inc. Class A (sub. vtg.)	21,650	998,282
Sportsman's Warehouse Holdings, Inc. (a)	35,930	608,654
The Aaron's Co., Inc.	29,376	645,097
The Buckle, Inc. (b)	24,774	952,313
The Cato Corp. Class A (sub. vtg.) (b)	15,082	186,112
The Children's Place Retail Stores, Inc. (a)(b)	12,566	870,196
The Container Store Group, Inc. (a)	17,981	275,649
The Home Depot, Inc.	952,656	246,109,151
The ODP Corp.	46,530	1,780,703
Tilly's, Inc.	20,521	211,777
TJX Companies, Inc.	1,062,713	70,128,431
Tractor Supply Co.	102,812	16,342,996
TravelCenters of America LLC (a)	12,184	292,903
Ulta Beauty, Inc. (a)	49,702	16,020,446
Urban Outfitters, Inc. (a)	60,687	2,057,289
Vroom, Inc.	29,527	1,306,570
Williams-Sonoma, Inc.	67,012	8,798,005
Winmark Corp.	2,709	478,111
Zumiez, Inc. (a)	17,924	808,014
		758,347,408
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	131,592	6,141,399
Carter's, Inc.	39,574	3,303,242
Charles & Colvard Ltd. (a)	20,680	49,218
Columbia Sportswear Co.	27,653	2,850,195
Crocs, Inc. (a)	60,301	4,626,293
Crown Crafts, Inc.	3,488	26,613
Culp, Inc.	7,752	133,722
Deckers Outdoor Corp. (a)	24,592	8,019,697
Delta Apparel, Inc. (a)	3,850	104,951
Fossil Group, Inc. (a)	40,205	608,704
G-III Apparel Group Ltd. (a)(b)	38,318	1,103,175
Hanesbrands, Inc.	309,988	5,483,688
Iconix Brand Group, Inc. (a)	2,998	6,536
Kontoor Brands, Inc.	42,045	1,776,401
Lakeland Industries, Inc. (a)	7,014	220,169
Levi Strauss & Co. Class A (b)	58,041	1,350,034
lululemon athletica, Inc. (a)	104,665	32,621,987
Movado Group, Inc.	14,693	335,000
NIKE, Inc. Class B	1,110,174	149,629,252
Oxford Industries, Inc. (b)	14,555	1,109,673
PVH Corp.	62,367	6,234,205
Ralph Lauren Corp.	43,135	5,050,246
Rocky Brands, Inc.	6,166	268,776
Sequential Brands Group, Inc. (a)	610	9,913
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	120,158	4,397,783
Steven Madden Ltd.	69,025	2,553,235
Superior Group of Companies, Inc. (b)	7,343	174,910
Tapestry, Inc.	248,239	10,460,791
Toughbuilt Industries, Inc. (a)	35,986	40,664
Under Armour, Inc.:
Class A (sub. vtg.) (a)	199,283	4,362,305
Class C (non-vtg.) (a)	127,935	2,328,417
Unifi, Inc. (a)	15,097	376,368
Vera Bradley, Inc. (a)	18,571	176,239
VF Corp.	283,509	22,434,067
Vince Holding Corp. (a)	1,696	14,586
Wolverine World Wide, Inc.	73,865	2,581,582
		280,964,036

TOTAL CONSUMER DISCRETIONARY		4,291,432,309

CONSUMER STAPLES - 5.3%
Beverages - 1.2%
Alkaline Water Co., Inc. (a)(b)	55,224	63,508
Boston Beer Co., Inc. Class A (a)	8,182	8,416,905
Brown-Forman Corp.:
Class A	40,172	2,675,053
Class B (non-vtg.)	171,191	12,253,852
Celsius Holdings, Inc. (a)(b)	23,167	1,379,132
Coca-Cola Bottling Co. Consolidated	4,042	1,037,420
Constellation Brands, Inc. Class A (sub. vtg.)	149,439	32,000,867
Keurig Dr. Pepper, Inc. (b)	517,416	15,791,536
MGP Ingredients, Inc. (b)	11,699	747,332
Molson Coors Beverage Co. Class B	170,369	7,572,902
Monster Beverage Corp. (a)	326,876	28,680,100
National Beverage Corp. (b)	19,612	934,708
Newage, Inc. (a)(b)	93,397	245,634
PepsiCo, Inc.	1,222,331	157,912,942
REED'S, Inc. (a)	79,714	83,700
The Coca-Cola Co.	3,419,619	167,527,135
		437,322,726
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	40,840	660,383
Andersons, Inc.	27,457	717,726
BJ's Wholesale Club Holdings, Inc. (a)	123,433	4,959,538
Casey's General Stores, Inc.	33,029	6,670,537
Chefs' Warehouse Holdings (a)	28,664	892,597
Costco Wholesale Corp.	390,251	129,173,081
Grocery Outlet Holding Corp. (a)	76,276	2,745,173
HF Foods Group, Inc. (a)(b)	31,756	234,042
Ingles Markets, Inc. Class A (b)	13,130	682,235
Kroger Co.	683,289	22,008,739
Natural Grocers by Vitamin Cottage, Inc.	11,428	160,906
Performance Food Group Co. (a)	118,014	6,401,079
PriceSmart, Inc.	20,198	1,948,097
Rite Aid Corp. (a)(b)	46,962	919,516
SpartanNash Co.	30,855	562,487
Sprouts Farmers Market LLC (a)	104,543	2,206,903
Sysco Corp.	450,658	35,885,897
U.S. Foods Holding Corp. (a)	195,053	7,111,632
United Natural Foods, Inc. (a)(b)	50,677	1,340,407
Village Super Market, Inc. Class A (b)	6,722	154,942
Walgreens Boots Alliance, Inc.	635,813	30,474,517
Walmart, Inc.	1,227,010	159,413,139
Weis Markets, Inc. (b)	17,262	922,654
		416,246,227
Food Products - 1.0%
Alico, Inc.	3,449	102,228
Arcadia Biosciences, Inc. (a)(b)	5,842	18,519
Archer Daniels Midland Co.	492,220	27,849,808
B&G Foods, Inc. Class A (b)	58,513	1,774,699
Beyond Meat, Inc. (a)(b)	44,793	6,516,486
Bridgford Foods Corp. (a)	1,670	25,718
Bunge Ltd.	122,323	9,367,495
Cal-Maine Foods, Inc. (a)	35,536	1,353,922
Calavo Growers, Inc.	14,289	1,075,247
Campbell Soup Co. (b)	179,787	8,176,713
Coffee Holding Co., Inc. (a)	4,336	21,723
Conagra Brands, Inc.	429,851	14,584,844
Darling Ingredients, Inc. (a)	144,789	9,127,499
Farmer Brothers Co. (a)	10,529	82,231
Flowers Foods, Inc.	178,744	3,887,682
Fresh Del Monte Produce, Inc.	26,766	688,957
Freshpet, Inc. (a)	37,140	5,789,383
General Mills, Inc.	539,699	29,688,842
Hormel Foods Corp. (b)	253,548	11,757,021
Hostess Brands, Inc. Class A (a)(b)	113,817	1,637,827
Ingredion, Inc.	59,048	5,326,130
J&J Snack Foods Corp.	13,649	2,166,915
John B. Sanfilippo & Son, Inc.	9,567	827,163
Kellogg Co. (b)	227,605	13,135,085
Laird Superfood, Inc.	2,597	102,504
Lamb Weston Holdings, Inc.	129,374	10,320,164
Lancaster Colony Corp.	17,679	3,087,991
Landec Corp. (a)	23,956	267,109
Lifeway Foods, Inc. (a)	4,358	24,841
Limoneira Co.	11,631	178,303
McCormick & Co., Inc. (non-vtg.)	220,204	18,558,793
Mission Produce, Inc.	5,280	110,669
Mondelez International, Inc.	1,264,610	67,226,668
Pilgrim's Pride Corp. (a)	40,355	903,548
Post Holdings, Inc. (a)	54,488	5,234,117
RiceBran Technologies (a)(b)	17,086	16,411
S&W Seed Co. (a)	22,486	74,878
Sanderson Farms, Inc.	17,890	2,728,225
Seaboard Corp.	222	735,517
Seneca Foods Corp. Class A (a)	6,662	362,813
Tattooed Chef, Inc. (a)	16,321	325,278
The Hain Celestial Group, Inc. (a)	73,968	3,119,970
The Hershey Co.	130,562	19,016,355
The J.M. Smucker Co.	100,225	11,225,200
The Kraft Heinz Co. (b)	572,361	20,822,493
The Simply Good Foods Co. (a)	74,700	2,178,999
Tootsie Roll Industries, Inc. (b)	13,617	419,540
TreeHouse Foods, Inc. (a)	50,348	2,518,407
Tyson Foods, Inc. Class A	260,222	17,609,223
Utz Brands, Inc. Class A (b)	33,894	856,501
Vital Farms, Inc. (a)(b)	13,555	367,612
Whole Earth Brands, Inc. Class A (a)	28,853	370,184
		343,744,450
Household Products - 1.2%
Central Garden & Pet Co. (a)	10,731	489,334
Central Garden & Pet Co. Class A (non-vtg.) (a)	31,937	1,325,705
Church & Dwight Co., Inc.	220,515	17,365,556
Clorox Co.	110,768	20,054,546
Colgate-Palmolive Co.	757,967	56,999,118
Energizer Holdings, Inc. (b)	51,665	2,159,597
Kimberly-Clark Corp.	300,712	38,590,371
Ocean Bio-Chem, Inc.	2,872	30,012
Oil-Dri Corp. of America (b)	4,523	151,882
Procter & Gamble Co.	2,193,247	270,931,802
Reynolds Consumer Products, Inc. (b)	52,122	1,439,088
Spectrum Brands Holdings, Inc.	34,541	2,678,655
WD-40 Co. (b)	12,341	3,847,307
		416,062,973
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	33,959	771,548
Coty, Inc. Class A	250,848	1,924,004
Cyanotech Corp. (a)	678	2,576
Edgewell Personal Care Co.	48,078	1,470,706
elf Beauty, Inc. (a)	34,691	889,824
Estee Lauder Companies, Inc. Class A	200,367	57,276,911
Guardion Health Sciences, Inc. (a)(b)	112,324	56,690
Herbalife Nutrition Ltd. (a)	86,653	3,897,652
Inter Parfums, Inc.	15,375	1,124,989
LifeVantage Corp. (a)	10,415	91,131
Mannatech, Inc.	177	3,156
MediFast, Inc.	10,052	2,543,055
Natural Alternatives International, Inc. (a)	3,873	60,845
Natural Health Trends Corp.	6,482	43,818
Nature's Sunshine Products, Inc. (a)	13,410	220,997
Nu Skin Enterprises, Inc. Class A	45,098	2,308,116
Revlon, Inc. (a)	4,806	54,452
Summer Infant, Inc. (a)	1,068	17,248
USANA Health Sciences, Inc. (a)	11,436	1,109,978
Veru, Inc. (a)	47,023	649,858
		74,517,554
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	115,917	388,322
Altria Group, Inc.	1,643,564	71,659,390
Philip Morris International, Inc.	1,378,671	115,835,937
Turning Point Brands, Inc. (b)	10,260	504,792
Universal Corp.	22,750	1,156,155
Vector Group Ltd. (b)	115,021	1,570,037
		191,114,633

TOTAL CONSUMER STAPLES		1,879,008,563

ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Archrock, Inc.	116,041	1,196,383
Aspen Aerogels, Inc. (a)	23,132	514,687
Baker Hughes Co. Class A	606,325	14,842,836
Bristow Group, Inc. (a)	20,280	539,854
Cactus, Inc.	42,013	1,338,954
Championx Corp. (a)	164,872	3,506,827
Core Laboratories NV (b)	39,319	1,397,397
Dawson Geophysical Co. (a)	7,005	19,964
DMC Global, Inc.	13,738	865,357
Dril-Quip, Inc. (a)	30,518	1,036,391
ENGlobal Corp. (a)(b)	10,160	52,222
Enservco Corp. (a)(b)	405	818
Exterran Corp. (a)	20,759	113,552
Forum Energy Technologies, Inc. (a)(b)	2,732	58,328
Frank's International NV (a)	103,556	469,109
Geospace Technologies Corp. (a)	10,614	104,548
Gulf Island Fabrication, Inc. (a)	6,737	27,083
Halliburton Co.	778,726	16,999,589
Helix Energy Solutions Group, Inc. (a)	121,956	597,584
Helmerich & Payne, Inc.	95,084	2,731,763
Independence Contract Drilling, Inc. (a)	1,856	11,637
ION Geophysical Corp. (a)	7,782	23,657
KLX Energy Services Holdings, Inc. (a)	3,118	46,739
Liberty Oilfield Services, Inc. Class A	55,831	652,664
Mammoth Energy Services, Inc. (a)(b)	30,582	170,036
MIND Technology, Inc. (a)	6,865	16,613
Nabors Industries Ltd.	5,572	618,548
Natural Gas Services Group, Inc. (a)	10,042	104,437
NCS Multistage Holdings, Inc. (a)	611	23,279
Newpark Resources, Inc. (a)	85,127	294,539
Nextier Oilfield Solutions, Inc. (a)	140,842	654,915
Nine Energy Service, Inc. (a)	8,460	28,764
NOV, Inc.	344,587	5,203,264
Oceaneering International, Inc. (a)	88,428	1,043,450
Oil States International, Inc. (a)	62,110	455,266
Patterson-UTI Energy, Inc.	165,799	1,226,913
Profire Energy, Inc. (a)	12,262	13,611
ProPetro Holding Corp. (a)	69,760	800,147
Ranger Energy Services, Inc. Class A (a)	1,333	7,345
RigNet, Inc. (a)	14,367	133,182
RPC, Inc. (a)	58,523	371,621
Schlumberger Ltd.	1,232,117	34,388,385
SEACOR Marine Holdings, Inc. (a)	17,542	69,466
Select Energy Services, Inc. Class A (a)	50,560	319,539
Smart Sand, Inc. (a)(b)	12,173	39,684
Solaris Oilfield Infrastructure, Inc. Class A	31,810	375,676
Superior Drilling Products, Inc. (a)(b)	7,643	7,245
TechnipFMC PLC	380,509	3,127,784
TETRA Technologies, Inc. (a)	108,812	272,030
Tidewater, Inc. (a)	33,414	416,338
Transocean Ltd. (United States) (a)(b)	527,173	1,829,290
U.S. Silica Holdings, Inc.	67,277	895,457
U.S. Well Services, Inc. (a)(b)	39,918	70,655
		100,125,422
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)(b)	5,550	21,479
Adams Resources & Energy, Inc.	1,020	29,682
Aemetis, Inc. (a)	10,716	105,338
Alto Ingredients, Inc. (a)(b)	54,866	355,532
Altus Midstream Co.	2,141	113,345
American Resources Corp. (a)(b)	9,700	50,440
Amplify Energy Corp. New	31,665	92,462
Antero Midstream GP LP	254,651	2,246,022
Antero Resources Corp. (a)	223,054	2,007,486
Apache Corp.	338,231	6,673,298
Arch Resources, Inc.	14,241	682,429
Barnwell Industries, Inc. (a)	839	2,676
Berry Petroleum Corp.	54,742	271,520
Bonanza Creek Energy, Inc. (a)	16,318	521,034
Brigham Minerals, Inc. Class A	33,392	477,840
Cabot Oil & Gas Corp.	356,035	6,590,208
Callon Petroleum Co. (a)	35,839	916,403
Camber Energy, Inc. (a)	39,585	57,002
Centennial Resource Development, Inc. Class A (a)	153,325	607,167
Centrus Energy Corp. Class A (a)	7,033	165,205
Cheniere Energy, Inc. (a)	202,368	13,637,580
Chevron Corp.	1,703,074	170,307,400
Cimarex Energy Co.	88,979	5,159,892
Clean Energy Fuels Corp. (a)	99,973	1,303,648
CNX Resources Corp. (a)	198,520	2,503,337
Comstock Resources, Inc. (a)	49,416	282,165
ConocoPhillips Co.	1,197,096	62,260,963
CONSOL Energy, Inc. (a)	29,501	318,906
Contango Oil & Gas Co. (a)	119,855	583,694
Continental Resources, Inc.	52,803	1,276,777
CVR Energy, Inc.	25,809	569,863
Delek U.S. Holdings, Inc.	53,120	1,304,627
Denbury, Inc. (a)	43,577	1,862,917
Devon Energy Corp.	532,171	11,462,963
Diamond S Shipping, Inc. (a)(b)	25,782	208,834
Diamondback Energy, Inc.	141,105	9,775,754
Dorian LPG Ltd. (a)(b)	32,861	409,119
Earthstone Energy, Inc. (a)	25,882	183,245
EOG Resources, Inc.	515,559	33,284,489
EQT Corp.	246,335	4,382,300
Equitrans Midstream Corp.	368,565	2,664,725
Evolution Petroleum Corp.	18,799	66,736
Exxon Mobil Corp.	3,739,779	203,331,784
Falcon Minerals Corp.	25,466	100,591
Gevo, Inc. (a)(b)	101,438	984,963
Goodrich Petroleum Corp. (a)	9,614	93,352
Green Plains, Inc. (a)	37,049	938,081
Hallador Energy Co. (b)	8,792	13,979
Hess Corp.	244,992	16,054,326
Highpoint Resources, Inc. (a)(b)	1,397	14,082
HollyFrontier Corp.	132,446	5,017,054
Houston American Energy Corp. (a)	860	1,944
International Seaways, Inc. (b)	25,531	442,708
Kinder Morgan, Inc.	1,722,169	25,315,884
Kosmos Energy Ltd. (b)	354,482	1,091,805
Laredo Petroleum, Inc. (a)(b)	7,395	241,003
Magnolia Oil & Gas Corp. Class A (a)	109,124	1,316,035
Marathon Oil Corp.	715,808	7,945,469
Marathon Petroleum Corp.	574,895	31,400,765
Matador Resources Co.	99,776	2,084,321
Murphy Oil Corp. (b)	125,575	2,050,640
NACCO Industries, Inc. Class A	3,095	77,189
New Fortress Energy LLC	14,139	668,209
Nextdecade Corp. (a)(b)	90,304	178,802
Northern Oil & Gas, Inc. (a)	27,431	364,284
Occidental Petroleum Corp.	759,563	20,211,971
ONEOK, Inc.	392,722	17,393,657
Overseas Shipholding Group, Inc. (a)	52,900	116,380
Ovintiv, Inc.	226,107	5,216,288
Par Pacific Holdings, Inc. (a)	33,623	594,118
PBF Energy, Inc. Class A	84,444	1,199,105
PDC Energy, Inc. (a)	90,170	3,151,442
Peabody Energy Corp. (a)(b)	56,713	243,866
Penn Virginia Corp. (a)	12,921	189,163
Phillips 66 Co.	386,302	32,082,381
Phx Minerals, Inc. Class A	9,524	33,429
Pioneer Natural Resources Co.	178,434	26,509,939
PrimeEnergy Corp. (a)	351	16,427
QEP Resources, Inc.	209,088	719,263
Range Resources Corp. (a)	227,194	2,190,150
Renewable Energy Group, Inc. (a)	35,208	2,738,126
Rex American Resources Corp. (a)	4,881	459,156
Riley Exploration Permian, Inc.	15,445	38,149
Ring Energy, Inc. (a)(b)	53,505	118,781
SandRidge Energy, Inc. (a)	21,403	107,229
SilverBow Resources, Inc. (a)(b)	9,345	74,760
SM Energy Co.	92,021	1,275,411
Southwestern Energy Co. (a)	578,640	2,343,492
Talos Energy, Inc. (a)	19,081	202,068
Targa Resources Corp.	201,552	6,234,003
Tellurian, Inc. (a)(b)	154,649	477,865
The Williams Companies, Inc.	1,071,956	24,483,475
Torchlight Energy Resources, Inc. (a)	62,563	155,156
U.S. Energy Corp. (a)	66	308
Uranium Energy Corp. (a)	164,782	349,338
VAALCO Energy, Inc. (a)(b)	39,568	129,783
Valero Energy Corp.	360,547	27,754,908
Vertex Energy, Inc. (a)(b)	20,389	31,399
W&T Offshore, Inc. (a)(b)	72,558	238,716
Westwater Resources, Inc. (a)(b)	15,548	95,465
Whiting Petroleum Corp. (a)	33,124	1,136,153
World Fuel Services Corp.	57,483	1,786,572
		825,621,664

TOTAL ENERGY		925,747,086

FINANCIALS - 11.5%
Banks - 4.5%
1st Constitution Bancorp	6,133	107,634
1st Source Corp.	15,422	684,274
ACNB Corp.	7,004	193,380
Allegiance Bancshares, Inc.	15,454	581,843
Altabancorp	12,867	442,882
Amalgamated Bank	21,875	384,125
Amerant Bancorp, Inc. Class A (a)	19,897	327,704
American National Bankshares, Inc.	8,502	263,562
American River Bankshares	124	1,834
Ameris Bancorp	61,964	2,951,965
Ames National Corp.	6,787	155,151
Arrow Financial Corp.	13,586	432,850
Associated Banc-Corp.	137,194	2,764,459
Atlantic Capital Bancshares, Inc. (a)	17,974	365,771
Atlantic Union Bankshares Corp.	75,037	2,756,109
Auburn National Bancorp., Inc.	2,294	89,695
Banc of California, Inc.	45,963	853,073
BancFirst Corp.	18,135	1,158,464
Bancorp, Inc., Delaware (a)	44,379	899,562
BancorpSouth Bank	92,571	2,782,684
Bank First National Corp. (b)	5,786	404,441
Bank of America Corp.	6,733,957	233,735,647
Bank of Commerce Holdings	14,624	158,963
Bank of Hawaii Corp. (b)	37,304	3,264,100
Bank of Marin Bancorp	9,414	348,318
Bank of South Carolina Corp.	800	14,112
Bank OZK	108,357	4,466,476
Bank7 Corp.	985	16,085
BankFinancial Corp.	15,633	147,732
BankUnited, Inc.	81,653	3,281,634
Bankwell Financial Group, Inc.	5,063	125,562
Banner Corp.	31,402	1,625,996
Bar Harbor Bankshares	13,058	365,493
BayCom Corp. (a)	10,110	172,780
BCB Bancorp, Inc.	11,033	145,967
Berkshire Hills Bancorp, Inc.	43,552	878,008
BOK Financial Corp.	28,090	2,417,425
Boston Private Financial Holdings, Inc.	75,488	1,038,715
Bridge Bancorp, Inc.	28,629	841,979
Brookline Bancorp, Inc., Delaware	64,144	912,769
Bryn Mawr Bank Corp.	16,610	628,356
Business First Bancshares, Inc.	16,081	353,300
Byline Bancorp, Inc.	18,609	370,691
C & F Financial Corp.	2,675	116,363
Cadence Bancorp Class A	111,521	2,288,411
California Bancorp, Inc. (a)	8,230	126,907
Cambridge Bancorp	5,700	434,454
Camden National Corp.	12,133	491,750
Capital Bancorp, Inc. (a)	6,080	96,976
Capital City Bank Group, Inc.	9,387	231,765
Capstar Financial Holdings, Inc.	14,636	237,250
Carter Bankshares, Inc.	22,254	263,265
Cathay General Bancorp	72,342	2,722,953
CB Financial Services, Inc.	4,110	83,639
CBTX, Inc.	17,063	497,728
Central Pacific Financial Corp.	22,620	511,891
Central Valley Community Bancorp	8,292	146,520
Century Bancorp, Inc. Class A (non-vtg.)	2,314	209,764
Chemung Financial Corp.	3,381	119,045
ChoiceOne Financial Services, Inc.	5,870	148,981
CIT Group, Inc.	87,282	3,958,239
Citigroup, Inc.	1,841,474	121,316,307
Citizens & Northern Corp.	12,486	261,207
Citizens Community Bancorp, Inc.	1,013	11,396
Citizens Financial Group, Inc.	375,735	16,321,928
Citizens Holding Co.	5,474	107,126
City Holding Co.	14,265	1,072,871
Civista Bancshares, Inc.	14,007	269,355
CNB Financial Corp., Pennsylvania	13,676	317,420
Coastal Financial Corp. of Washington (a)	7,373	206,444
Codorus Valley Bancorp, Inc.	6,440	108,514
Colony Bankcorp, Inc.	6,003	86,143
Columbia Banking Systems, Inc.	63,477	2,811,396
Comerica, Inc.	121,992	8,307,655
Commerce Bancshares, Inc.	95,478	7,068,236
Community Bank System, Inc.	50,867	3,621,222
Community Bankers Trust Corp.	13,444	104,325
Community Financial Corp.	4,131	125,169
Community Trust Bancorp, Inc.	12,844	524,806
Community West Bancshares	515	5,088
ConnectOne Bancorp, Inc.	31,296	727,006
County Bancorp, Inc.	4,756	107,533
CrossFirst Bankshares, Inc. (a)	43,440	579,924
Cullen/Frost Bankers, Inc.	50,064	5,226,682
Customers Bancorp, Inc. (a)	26,639	713,392
CVB Financial Corp.	111,462	2,386,401
Eagle Bancorp Montana, Inc.	4,647	101,165
Eagle Bancorp, Inc.	28,873	1,411,601
East West Bancorp, Inc.	124,891	9,012,135
Eastern Bankshares, Inc.	168,522	2,967,672
Enterprise Bancorp, Inc.	6,685	193,865
Enterprise Financial Services Corp.	32,061	1,378,623
Equity Bancshares, Inc. (a)	12,083	314,158
Esquire Financial Holdings, Inc. (a)	4,775	106,578
Evans Bancorp, Inc.	3,756	121,694
Farmers & Merchants Bancorp, Inc.	7,798	179,744
Farmers National Banc Corp.	20,442	282,917
FB Financial Corp.	27,672	1,173,570
Fidelity D & D Bancorp, Inc. (b)	2,736	138,715
Fifth Third Bancorp	630,002	21,854,769
Financial Institutions, Inc.	13,402	366,947
First Bancorp, North Carolina	29,060	1,170,246
First Bancorp, Puerto Rico	192,573	2,020,091
First Bancshares, Inc.	19,938	639,412
First Bank Hamilton New Jersey	11,255	118,740
First Busey Corp.	40,445	925,786
First Business Finance Services, Inc.	6,399	142,058
First Capital, Inc. (b)	2,413	115,945
First Choice Bancorp	7,224	142,963
First Citizens Bancshares, Inc.	6,441	4,752,749
First Commonwealth Financial Corp.	92,768	1,244,019
First Community Bankshares, Inc.	13,851	355,417
First Community Corp.	4,612	82,186
First Financial Bancorp, Ohio	85,777	1,923,978
First Financial Bankshares, Inc. (b)	128,174	5,724,251
First Financial Corp., Indiana	11,329	480,123
First Financial Northwest, Inc.	3,217	42,722
First Foundation, Inc.	34,950	798,608
First Guaranty Bancshares, Inc.	4,272	70,744
First Hawaiian, Inc.	119,639	3,336,732
First Horizon National Corp.	485,454	7,864,355
First Internet Bancorp	7,691	251,880
First Interstate Bancsystem, Inc.	32,451	1,473,924
First Merchants Corp.	47,731	2,007,089
First Mid-Illinois Bancshares, Inc.	11,425	415,756
First Midwest Bancorp, Inc., Delaware	98,390	1,946,154
First National Corp.	3,023	52,298
First Northwest Bancorp	7,528	122,556
First of Long Island Corp.	17,803	330,780
First Republic Bank	154,274	25,416,642
First Savings Financial Group, Inc.	1,501	93,828
First United Corp.	3,814	69,033
First Western Financial, Inc. (a)	2,170	39,603
Flushing Financial Corp.	29,329	608,577
FNB Corp., Pennsylvania	288,615	3,414,315
FNCM Bancorp, Inc.	13,381	94,202
Franklin Financial Services Corp.	3,552	97,538
Fulton Financial Corp.	156,505	2,418,002
FVCBankcorp, Inc. (a)	10,811	170,814
German American Bancorp, Inc.	22,293	878,344
Glacier Bancorp, Inc.	87,231	4,727,920
Great Southern Bancorp, Inc.	8,574	452,621
Great Western Bancorp, Inc.	50,587	1,357,249
Guaranty Bancshares, Inc. Texas	6,554	199,897
Hancock Whitney Corp.	76,616	2,892,254
Hanmi Financial Corp.	25,526	437,005
HarborOne Bancorp, Inc.	54,104	646,543
Hawthorn Bancshares, Inc.	4,837	97,417
HBT Financial, Inc.	10,729	173,166
Heartland Financial U.S.A., Inc.	30,264	1,414,539
Heritage Commerce Corp.	49,591	471,610
Heritage Financial Corp., Washington (b)	29,566	765,464
Hilltop Holdings, Inc.	58,355	1,928,049
Home Bancshares, Inc.	134,319	3,282,756
HomeTrust Bancshares, Inc.	13,014	301,144
Hope Bancorp, Inc.	113,222	1,490,002
Horizon Bancorp, Inc. Indiana	31,316	559,304
Howard Bancorp, Inc. (a)	10,992	151,140
Huntington Bancshares, Inc.	905,497	13,890,324
Independent Bank Corp.	22,037	455,505
Independent Bank Corp., Massachusetts	29,279	2,503,647
Independent Bank Group, Inc.	33,948	2,365,836
International Bancshares Corp.	53,341	2,324,601
Investar Holding Corp.	6,950	133,440
Investors Bancorp, Inc.	201,161	2,683,488
JPMorgan Chase & Co.	2,697,099	396,932,060
KeyCorp	862,251	17,365,735
Lakeland Bancorp, Inc.	41,225	646,408
Lakeland Financial Corp.	23,172	1,597,709
Landmark Bancorp, Inc. (b)	2,490	60,955
LCNB Corp.	8,918	151,338
Level One Bancorp, Inc.	2,821	60,369
Limestone Bancorp, Inc. (a)	399	6,009
Live Oak Bancshares, Inc.	25,050	1,380,506
M&T Bank Corp.	114,101	17,222,405
Macatawa Bank Corp.	18,496	163,320
Mackinac Financial Corp.	8,027	103,548
Mainstreet Bancshares, Inc. (a)	6,493	120,770
Malvern Bancorp, Inc. (a)	4,373	75,872
Mercantile Bank Corp.	13,042	381,348
Meridian Bank/Malvern, PA	3,585	87,617
Metrocity Bankshares, Inc. (b)	19,207	274,468
Metropolitan Bank Holding Corp. (a)	6,246	323,106
Mid Penn Bancorp, Inc.	6,215	146,177
Middlefield Banc Corp.	5,696	127,420
Midland States Bancorp, Inc.	18,355	449,698
MidWestOne Financial Group, Inc.	12,191	334,521
MVB Financial Corp.	7,915	258,029
National Bank Holdings Corp.	29,631	1,148,201
National Bankshares, Inc.	5,352	177,472
NBT Bancorp, Inc.	38,736	1,403,405
Nicolet Bankshares, Inc. (a)	7,763	574,850
Northeast Bank	6,773	175,895
Northrim Bancorp, Inc.	5,206	200,379
Norwood Financial Corp.	3,913	99,938
Oak Valley Bancorp Oakdale California	2,402	38,816
OceanFirst Financial Corp.	54,233	1,178,483
OFG Bancorp	45,358	875,863
Ohio Valley Banc Corp.	3,377	82,027
Old National Bancorp, Indiana	146,268	2,651,839
Old Point Financial Corp.	809	16,439
Old Second Bancorp, Inc.	23,325	279,200
Origin Bancorp, Inc.	19,863	680,506
Orrstown Financial Services, Inc.	7,389	143,938
Pacific Mercantile Bancorp (a)	9,949	73,623
Pacific Premier Bancorp, Inc.	83,964	3,383,749
PacWest Bancorp	105,321	3,816,833
Park National Corp.	12,859	1,594,516
Parke Bancorp, Inc.	7,750	140,663
Partners Bancorp (b)	1,304	9,271
PCB Bancorp	12,461	173,582
Peapack-Gladstone Financial Corp.	13,186	362,747
Penns Woods Bancorp, Inc.	5,549	132,233
Peoples Bancorp of North Carolina	3,901	91,205
Peoples Bancorp, Inc.	15,272	475,570
Peoples Financial Services Corp.	5,029	210,615
Peoples United Financial, Inc.	386,094	6,926,526
Pinnacle Financial Partners, Inc.	68,227	5,537,986
Plumas Bancorp	2,198	54,972
PNC Financial Services Group, Inc.	375,380	63,198,977
Popular, Inc.	75,084	5,017,113
Preferred Bank, Los Angeles	12,607	730,576
Premier Financial Bancorp, Inc.	8,470	131,624
Professional Holdings Corp. (A Shares)	11,090	177,440
Prosperity Bancshares, Inc.	83,587	6,141,137
QCR Holdings, Inc.	12,290	508,806
RBB Bancorp	8,633	162,300
Red River Bancshares, Inc.	5,150	267,285
Regions Financial Corp.	858,016	17,700,870
Reliant Bancorp, Inc.	12,068	266,823
Renasant Corp.	53,387	2,097,041
Republic Bancorp, Inc., Kentucky Class A	8,345	350,824
Republic First Bancorp, Inc. (a)	34,232	121,524
Richmond Mutual Bancorp., Inc.	9,373	122,599
Riverview Financial Corp.	525	4,988
S&T Bancorp, Inc.	32,158	928,723
Salisbury Bancorp, Inc. (b)	1,700	69,377
Sandy Spring Bancorp, Inc.	41,649	1,565,169
SB Financial Group, Inc.	5,016	86,727
Seacoast Banking Corp., Florida (a)	53,923	1,938,532
Select Bancorp, Inc. New (a)	15,766	172,480
ServisFirst Bancshares, Inc.	40,507	2,007,527
Shore Bancshares, Inc.	11,188	171,176
Sierra Bancorp	11,651	277,876
Signature Bank	50,226	10,966,345
Silvergate Capital Corp. (a)	16,095	2,053,078
Simmons First National Corp. Class A	97,319	2,849,500
SmartFinancial, Inc.	12,034	252,714
South Plains Financial, Inc.	5,422	104,645
South State Corp.	63,731	5,025,827
Southern First Bancshares, Inc. (a)	5,379	236,676
Southern National Bancorp of Virginia, Inc.	16,105	228,691
Southside Bancshares, Inc.	28,943	1,000,849
Spirit of Texas Bancshares, Inc.	11,417	237,017
Sterling Bancorp	175,775	3,837,168
Stock Yards Bancorp, Inc. (b)	17,502	862,324
Summit Financial Group, Inc.	7,446	179,374
SVB Financial Group (a)	45,540	23,014,094
Synovus Financial Corp.	131,555	5,566,092
TCF Financial Corp.	134,417	6,024,570
Texas Capital Bancshares, Inc. (a)	45,021	3,430,600
The Bank of Princeton	3,147	82,672
The Fauquier Bank	11	221
The First Bancorp, Inc.	8,187	209,260
Tompkins Financial Corp.	9,684	748,864
TowneBank	58,235	1,679,497
Trico Bancshares	24,377	1,049,917
TriState Capital Holdings, Inc. (a)	22,318	512,198
Triumph Bancorp, Inc. (a)(b)	20,342	1,560,231
Truist Financial Corp.	1,193,774	67,997,367
Trustmark Corp.	55,248	1,666,280
U.S. Bancorp	1,215,506	60,775,300
UMB Financial Corp.	38,287	3,230,274
Umpqua Holdings Corp.	193,923	3,310,266
Union Bankshares, Inc.	1,475	40,592
United Bancshares, Inc.	205	4,889
United Bankshares, Inc., West Virginia	115,082	4,252,280
United Community Bank, Inc.	76,737	2,536,925
United Security Bancshares, California	12,691	94,675
Unity Bancorp, Inc.	4,868	96,630
Univest Corp. of Pennsylvania	24,163	607,699
Valley National Bancorp	376,816	4,615,996
Veritex Holdings, Inc.	48,160	1,400,493
Washington Trust Bancorp, Inc.	14,176	674,069
Webster Financial Corp.	79,380	4,390,508
Wells Fargo & Co.	3,658,913	132,342,883
WesBanco, Inc.	59,172	1,910,072
West Bancorp., Inc. (b)	13,174	300,762
Westamerica Bancorp.	23,939	1,438,973
Western Alliance Bancorp.	88,640	8,111,446
Wintrust Financial Corp.	52,090	3,836,949
Zions Bancorp NA	144,405	7,678,014
		1,574,370,561
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	39,840	5,576,405
Ameriprise Financial, Inc.	104,078	23,026,217
Apollo Global Management LLC Class A	183,709	9,086,247
Ares Management Corp.	84,506	4,392,622
Artisan Partners Asset Management, Inc.	51,975	2,468,813
Ashford, Inc. (a)	920	8,344
Assetmark Financial Holdings, Inc. (a)	15,485	365,911
Associated Capital Group, Inc.	2,749	93,741
B. Riley Financial, Inc.	14,241	937,343
Bank of New York Mellon Corp.	721,356	30,412,369
BGC Partners, Inc. Class A	285,561	1,279,313
BlackRock, Inc. Class A	125,293	87,015,989
Blucora, Inc. (a)	44,060	713,772
BrightSphere Investment Group, Inc.	51,758	936,820
Carlyle Group LP	102,839	3,522,236
Cboe Global Markets, Inc.	96,539	9,553,499
Charles Schwab Corp.	1,319,185	81,420,098
CME Group, Inc.	317,861	63,476,842
Cohen & Co., Inc. (a)	202	3,458
Cohen & Steers, Inc.	21,833	1,405,609
Cowen Group, Inc. Class A (b)	23,734	803,396
Diamond Hill Investment Group, Inc.	2,333	330,936
Donnelley Financial Solutions, Inc. (a)	26,278	682,965
Eaton Vance Corp. (non-vtg.)	96,732	7,068,207
Evercore, Inc. Class A	34,914	4,181,650
FactSet Research Systems, Inc.	33,673	10,233,561
Federated Hermes, Inc. Class B (non-vtg.)	82,390	2,201,461
Focus Financial Partners, Inc. Class A (a)	28,806	1,354,170
Franklin Resources, Inc.	242,607	6,349,025
GAMCO Investors, Inc. Class A	2,363	44,897
Goldman Sachs Group, Inc.	303,755	97,043,647
Greenhill & Co., Inc.	11,202	169,038
Hamilton Lane, Inc. Class A	27,928	2,496,763
Hennessy Advisors, Inc. (b)	1,863	15,873
Heritage Global, Inc. (a)(b)	11,849	41,472
Houlihan Lokey	46,085	2,929,163
Interactive Brokers Group, Inc.	71,899	5,204,769
Intercontinental Exchange, Inc.	497,135	54,838,962
Invesco Ltd.	335,591	7,523,950
Janus Henderson Group PLC	152,160	4,447,637
KKR & Co. LP	504,174	22,970,167
Lazard Ltd. Class A	99,414	3,846,328
LPL Financial	69,565	9,150,580
Manning & Napier, Inc. Class A	11,569	86,305
MarketAxess Holdings, Inc.	33,524	18,637,333
Moelis & Co. Class A	50,386	2,601,933
Moody's Corp.	143,050	39,323,015
Morgan Stanley	1,261,785	96,993,413
Morningstar, Inc.	19,205	4,306,721
MSCI, Inc.	73,268	30,371,051
NASDAQ, Inc.	101,789	14,076,401
Northern Trust Corp.	184,781	17,578,217
Open Lending Corp. (a)	76,056	2,908,381
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8,984	340,494
Piper Jaffray Companies	12,342	1,312,201
PJT Partners, Inc.	21,582	1,504,697
Pzena Investment Management, Inc.	10,873	100,249
Raymond James Financial, Inc.	107,567	12,557,372
S&P Global, Inc.	212,557	70,007,774
Safeguard Scientifics, Inc. (a)	13,946	106,687
Sculptor Capital Management, Inc. Class A	17,694	365,204
SEI Investments Co.	108,310	6,065,360
Siebert Financial Corp. (a)	4,792	22,379
Silvercrest Asset Management Group Class A	6,395	89,786
State Street Corp.	311,606	22,675,569
StepStone Group, Inc. Class A	17,404	626,718
Stifel Financial Corp.	90,521	5,529,023
StoneX Group, Inc. (a)	14,589	841,639
T. Rowe Price Group, Inc.	200,314	32,478,912
The Blackstone Group LP	597,460	41,362,156
Tradeweb Markets, Inc. Class A	81,966	5,966,305
U.S. Global Investments, Inc. Class A	9,994	69,858
Value Line, Inc.	459	13,247
Victory Capital Holdings, Inc.	14,578	346,228
Virtu Financial, Inc. Class A	71,189	1,941,324
Virtus Investment Partners, Inc.	6,188	1,552,569
Waddell & Reed Financial, Inc. Class A	55,287	1,387,151
Westwood Holdings Group, Inc.	6,565	113,246
WisdomTree Investments, Inc.	94,191	499,212
		1,004,382,395
Consumer Finance - 0.6%
Ally Financial, Inc.	325,525	13,509,288
American Express Co.	576,977	78,041,909
Atlanticus Holdings Corp. (a)	5,666	148,902
Capital One Financial Corp.	403,826	48,535,847
Consumer Portfolio Services, Inc. (a)	13,429	55,865
Credit Acceptance Corp. (a)(b)	10,768	3,908,999
CURO Group Holdings Corp.	13,357	193,276
Discover Financial Services	269,955	25,394,667
Elevate Credit, Inc. (a)	16,945	69,136
Encore Capital Group, Inc. (a)	28,173	941,542
Enova International, Inc. (a)	32,121	986,115
EZCORP, Inc. (non-vtg.) Class A (a)(b)	43,343	208,046
First Cash Financial Services, Inc.	36,853	2,333,532
Green Dot Corp. Class A (a)	46,981	2,220,322
LendingClub Corp. (a)	68,880	741,838
LendingTree, Inc. (a)(b)	9,892	2,659,662
Medallion Financial Corp. (a)	15,161	105,066
Navient Corp.	165,477	2,048,605
Nelnet, Inc. Class A	19,392	1,407,859
Nicholas Financial, Inc. (a)	1,682	17,257
OneMain Holdings, Inc.	74,402	3,490,198
Oportun Financial Corp. (a)	15,336	250,284
PRA Group, Inc. (a)	40,542	1,494,378
PROG Holdings, Inc.	60,481	3,024,050
Regional Management Corp.	9,574	309,910
Santander Consumer U.S.A. Holdings, Inc.	64,678	1,616,950
SLM Corp.	340,373	5,374,490
Synchrony Financial	476,945	18,448,233
World Acceptance Corp. (a)(b)	3,520	445,456
		217,981,682
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc.	4,175	118,737
Alerus Financial Corp.	11,853	326,076
Berkshire Hathaway, Inc. Class B (a)	1,722,250	414,218,348
Cannae Holdings, Inc. (a)	78,803	2,943,292
Equitable Holdings, Inc.	351,980	10,408,049
FlexShopper, Inc. (a)	9,764	28,120
Jefferies Financial Group, Inc.	181,752	5,278,078
Marlin Business Services Corp.	10,279	156,241
SWK Holdings Corp. (a)	2,913	40,054
Voya Financial, Inc. (b)	110,928	6,686,740
		440,203,735
Insurance - 2.0%
AFLAC, Inc.	577,312	27,647,472
Alleghany Corp.	12,761	8,249,093
Allstate Corp.	268,913	28,666,126
AMBAC Financial Group, Inc. (a)	42,712	723,968
American Equity Investment Life Holding Co.	82,174	2,270,468
American Financial Group, Inc.	63,025	6,724,768
American International Group, Inc.	761,286	33,458,520
American National Group, Inc.	8,415	757,518
Amerisafe, Inc.	17,024	996,244
Aon PLC	201,943	45,984,441
Arch Capital Group Ltd. (a)	358,038	12,824,921
Argo Group International Holdings, Ltd.	29,740	1,374,285
Arthur J. Gallagher & Co.	170,667	20,445,907
Assurant, Inc.	52,577	6,478,538
Assured Guaranty Ltd.	72,168	3,191,269
Athene Holding Ltd. (a)	109,690	5,000,767
Axis Capital Holdings Ltd.	72,218	3,649,176
Brighthouse Financial, Inc. (a)	79,386	3,166,708
Brown & Brown, Inc.	209,896	9,634,226
BRP Group, Inc. (a)	36,903	979,037
Chubb Ltd.	399,324	64,922,096
Cincinnati Financial Corp.	132,184	12,936,848
Citizens, Inc. Class A (a)(b)	41,311	250,758
CNA Financial Corp.	25,442	1,082,303
CNO Financial Group, Inc.	123,466	2,970,592
Crawford & Co.:
Class A	15,147	142,382
Class B	8,760	79,716
Donegal Group, Inc. Class A	13,630	186,731
eHealth, Inc. (a)	23,083	1,371,592
Employers Holdings, Inc.	29,536	983,253
Enstar Group Ltd. (a)	12,064	2,564,686
Erie Indemnity Co. Class A	22,298	5,398,346
Everest Re Group Ltd.	35,672	8,625,846
FBL Financial Group, Inc. Class A	8,116	462,937
Fednat Holding Co.	5,728	39,638
First American Financial Corp.	98,888	5,195,576
FNF Group	259,049	9,916,396
Genworth Financial, Inc. Class A (a)	448,385	1,398,961
Globe Life, Inc.	85,640	7,998,776
GoHealth, Inc. (a)	38,990	529,094
Goosehead Insurance	13,941	1,805,917
Greenlight Capital Re, Ltd. (a)	24,616	191,759
Hallmark Financial Services, Inc. (a)	11,086	40,907
Hanover Insurance Group, Inc.	32,962	3,802,167
Hartford Financial Services Group, Inc.	316,683	16,052,661
HCI Group, Inc.	5,204	301,155
Heritage Insurance Holdings, Inc.	22,428	217,776
Horace Mann Educators Corp.	36,474	1,405,708
Independence Holding Co.	6,314	239,995
Investors Title Co.	1,199	181,972
James River Group Holdings Ltd.	27,914	1,281,532
Kemper Corp.	55,242	4,177,400
Kingstone Companies, Inc.	6,183	43,652
Kinsale Capital Group, Inc.	18,450	3,248,307
Lemonade, Inc. (a)(b)	15,556	1,956,789
Lincoln National Corp.	158,658	9,022,880
Loews Corp.	208,796	9,982,537
Maiden Holdings Ltd. (a)	59,880	161,676
Markel Corp. (a)	12,203	13,286,626
Marsh & McLennan Companies, Inc.	449,167	51,753,022
MBIA, Inc. (a)(b)	44,110	322,003
Mercury General Corp.	24,854	1,451,474
MetLife, Inc.	673,574	38,797,862
National Western Life Group, Inc.	1,837	383,621
NI Holdings, Inc. (a)	6,998	124,774
Old Republic International Corp.	249,265	4,818,292
Palomar Holdings, Inc. (a)	19,384	1,650,160
Primerica, Inc.	34,868	4,924,408
Principal Financial Group, Inc.	224,221	12,686,424
ProAssurance Corp.	50,000	1,237,500
Progressive Corp.	517,790	44,504,051
ProSight Global, Inc. (a)	6,707	84,776
Protective Insurance Corp. Class B	11,719	268,482
Prudential Financial, Inc.	349,509	30,309,420
Reinsurance Group of America, Inc.	60,595	7,406,527
RenaissanceRe Holdings Ltd.	45,392	7,579,556
RLI Corp.	35,878	3,743,511
Root, Inc. (b)	22,845	308,179
Safety Insurance Group, Inc.	12,881	1,018,629
Selective Insurance Group, Inc.	54,432	3,692,123
Selectquote, Inc.	28,426	866,993
Siriuspoint Ltd. (a)	74,838	764,096
State Auto Financial Corp.	14,082	263,897
Stewart Information Services Corp.	24,063	1,135,774
The Travelers Companies, Inc.	223,864	32,572,212
Tiptree, Inc.	14,709	73,692
Trean Insurance Group, Inc. (a)	10,745	181,805
Trupanion, Inc. (a)	28,161	2,724,858
United Fire Group, Inc.	16,818	495,290
United Insurance Holdings Corp.	14,642	91,073
Universal Insurance Holdings, Inc.	23,974	356,973
Unum Group	177,375	4,696,890
W.R. Berkley Corp.	124,477	8,629,990
Watford Holdings Ltd. (a)	17,901	619,912
White Mountains Insurance Group Ltd.	2,768	3,307,926
Willis Towers Watson PLC	113,752	25,098,241
		715,625,811
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	7,701	100,267
AG Mortgage Investment Trust, Inc.	43,415	192,328
AGNC Investment Corp.	480,302	7,699,241
Annaly Capital Management, Inc.	1,227,992	10,204,614
Anworth Mortgage Asset Corp.	83,875	232,334
Apollo Commercial Real Estate Finance, Inc.	116,681	1,550,690
Arbor Realty Trust, Inc.	100,446	1,674,435
Ares Commercial Real Estate Corp.	27,719	382,799
Arlington Asset Investment Corp.	30,324	121,599
Armour Residential REIT, Inc.	54,596	658,974
Blackstone Mortgage Trust, Inc.	127,886	3,734,271
Broadmark Realty Capital, Inc. (b)	118,078	1,211,480
Capstead Mortgage Corp.	89,524	512,973
Cherry Hill Mortgage Investment Corp.	13,705	134,583
Chimera Investment Corp.	207,246	2,391,619
Colony NorthStar Credit Real Estate, Inc.	68,000	561,000
Dynex Capital, Inc.	22,903	431,034
Ellington Financial LLC	39,968	628,297
Ellington Residential Mortgage REIT	7,020	85,995
Granite Point Mortgage Trust, Inc.	51,076	570,008
Great Ajax Corp.	17,101	192,386
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	65,152	3,663,497
Invesco Mortgage Capital, Inc. (b)	151,500	589,335
KKR Real Estate Finance Trust, Inc.	29,539	544,404
Ladder Capital Corp. Class A	111,670	1,277,505
Lument Finance Trust, Inc.	15,897	51,983
MFA Financial, Inc.	405,068	1,628,373
New Residential Investment Corp.	375,751	3,862,720
New York Mortgage Trust, Inc.	324,068	1,351,364
Nexpoint Real Estate Finance, Inc.	3,868	71,945
Orchid Island Capital, Inc.	57,624	330,186
PennyMac Mortgage Investment Trust	88,843	1,685,352
Ready Capital Corp.	36,691	481,386
Redwood Trust, Inc.	102,155	1,005,205
Sachem Capital Corp.	14,416	65,737
Starwood Property Trust, Inc.	251,150	5,733,755
TPG RE Finance Trust, Inc.	48,077	501,924
Tremont Mortgage Trust	5,426	30,820
Two Harbors Investment Corp.	234,385	1,692,260
Western Asset Mortgage Capital Corp.	71,589	233,380
		58,072,058
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	46,390	2,146,465
Bridgewater Bancshares, Inc. (a)	21,548	311,369
Broadway Financial Corp. (a)(b)	20,326	40,042
Capitol Federal Financial, Inc.	116,136	1,545,770
Cf Bankshares, Inc.	410	7,872
Columbia Financial, Inc. (a)	50,087	818,422
ESSA Bancorp, Inc.	6,972	109,530
Essent Group Ltd.	99,904	4,119,042
Farmer Mac Class C (non-vtg.)	7,834	675,683
FFBW, Inc. (a)	4,260	48,436
Flagstar Bancorp, Inc.	43,094	1,869,849
FS Bancorp, Inc.	3,739	226,696
Guild Holdings Co. Class A	7,562	123,412
Hingham Institution for Savings	1,575	381,749
Home Bancorp, Inc.	6,025	194,909
HomeStreet, Inc.	19,042	818,044
Impac Mortgage Holdings, Inc. (a)	6,758	20,950
Kearny Financial Corp.	65,412	742,426
Luther Burbank Corp.	13,372	136,528
Merchants Bancorp	17,468	594,436
Meridian Bancorp, Inc. Maryland	50,227	841,302
Meta Financial Group, Inc.	30,620	1,356,160
MGIC Investment Corp.	300,358	3,658,360
MMA Capital Management, LLC (a)	3,726	82,717
Mr. Cooper Group, Inc. (a)	61,317	1,928,420
New York Community Bancorp, Inc.	413,076	5,043,658
NMI Holdings, Inc. (a)	76,626	1,751,670
Northfield Bancorp, Inc.	41,402	566,793
Northwest Bancshares, Inc.	116,543	1,645,587
Ocwen Financial Corp. (a)	7,290	203,901
OP Bancorp	8,169	75,073
PCSB Financial Corp.	13,638	220,390
PDL Community Bancorp (a)	3,682	37,483
Pennymac Financial Services, Inc.	37,368	2,212,559
Pioneer Bancorp, Inc. (a)	8,267	89,284
Premier Financial Corp.	34,423	1,055,409
Provident Bancorp, Inc.	12,024	147,294
Provident Financial Holdings, Inc.	2,705	42,604
Provident Financial Services, Inc.	71,310	1,442,601
Prudential Bancorp, Inc.	6,181	83,753
Radian Group, Inc.	172,374	3,516,430
Randolph Bancorp, Inc. (a)	4,697	93,470
Riverview Bancorp, Inc.	12,078	79,715
Rocket Cos., Inc. (b)	99,926	2,183,383
Security National Financial Corp. Class A	7,473	67,332
Severn Bancorp, Inc.	4,434	36,359
Southern Missouri Bancorp, Inc.	7,018	257,841
Standard AVB Financial Corp.	3,975	129,863
Sterling Bancorp, Inc.	13,300	68,362
Territorial Bancorp, Inc.	6,209	152,617
TFS Financial Corp.	54,860	1,071,416
Timberland Bancorp, Inc.	6,187	171,689
Trustco Bank Corp., New York	103,781	714,013
Velocity Financial, Inc. (a)	2,412	16,980
Walker & Dunlop, Inc.	26,099	2,601,026
Washington Federal, Inc.	66,066	1,996,515
Waterstone Financial, Inc.	24,856	482,952
Western New England Bancorp, Inc.	18,119	145,133
WSFS Financial Corp.	44,586	2,369,300
		53,571,044

TOTAL FINANCIALS		4,064,207,286

HEALTH CARE - 13.6%
Biotechnology - 2.8%
180 Life Sciences Corp. (a)(b)	15,553	68,900
89Bio, Inc. (a)	6,388	156,889
AbbVie, Inc.	1,562,645	168,359,372
Abeona Therapeutics, Inc. (a)	50,441	122,067
ACADIA Pharmaceuticals, Inc. (a)	103,532	5,069,962
Acceleron Pharma, Inc. (a)	46,581	6,342,469
Achieve Life Sciences, Inc. (a)(b)	4,689	53,548
Acorda Therapeutics, Inc. (a)(b)	4,836	28,146
Actinium Pharmaceuticals, Inc. (a)	10,961	88,346
Adamas Pharmaceuticals, Inc. (a)	19,358	91,951
Adicet Bio, Inc. (a)	1,929	29,533
Adicet Bio, Inc. rights (a)(c)	1,929	0
ADMA Biologics, Inc. (a)(b)	69,328	160,148
Advaxis, Inc. (a)	55,640	46,732
Adverum Biotechnologies, Inc. (a)	79,490	1,019,857
Aeglea BioTherapeutics, Inc. (a)	31,618	235,554
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)	138,288	553,152
AgeX Therapeutics, Inc. (a)	10,213	20,528
Agios Pharmaceuticals, Inc. (a)	51,044	2,421,527
Aileron Therapeutics, Inc. (a)(b)	23,388	35,550
AIM ImmunoTech, Inc. (a)	33,706	76,176
Akebia Therapeutics, Inc. (a)(b)	126,639	438,171
Akero Therapeutics, Inc. (a)(b)	15,249	463,570
Akouos, Inc. (a)	14,236	289,987
Albireo Pharma, Inc. (a)	15,707	547,546
Aldeyra Therapeutics, Inc. (a)	34,597	424,159
Alector, Inc. (a)(b)	45,141	820,663
Alexion Pharmaceuticals, Inc. (a)	193,412	29,543,683
Aligos Therapeutics, Inc. (b)	10,211	293,464
Alkermes PLC (a)	143,845	2,738,809
Allakos, Inc. (a)(b)	27,869	3,377,165
Allena Pharmaceuticals, Inc. (a)	52,533	88,255
Allogene Therapeutics, Inc. (a)(b)	58,684	2,036,922
Allovir, Inc. (a)	14,804	541,234
Alnylam Pharmaceuticals, Inc. (a)	103,908	15,388,775
Alpine Immune Sciences, Inc. (a)	9,052	106,089
Altimmune, Inc. (a)	21,065	335,776
ALX Oncology Holdings, Inc. (a)(b)	10,061	807,798
Amgen, Inc.	515,640	115,977,749
Amicus Therapeutics, Inc. (a)	235,256	2,888,944
AnaptysBio, Inc. (a)	19,149	549,576
Anavex Life Sciences Corp. (a)	51,608	671,936
Anika Therapeutics, Inc. (a)(b)	12,355	453,429
Anixa Biosciences, Inc. (a)	20,942	105,967
Annexon, Inc. (a)	14,355	417,874
Annovis Bio, Inc. (b)	2,986	76,352
Apellis Pharmaceuticals, Inc. (a)	48,933	2,357,103
Applied Genetic Technologies Corp. (a)	17,773	90,287
Applied Molecular Transport, Inc. (b)	12,917	631,254
Applied Therapeutics, Inc. (a)	10,612	230,493
Aprea Therapeutics, Inc. (a)(b)	9,373	56,519
Aptevo Therapeutics, Inc. (a)	4,235	138,527
Aptinyx, Inc. (a)	21,338	78,097
AquaBounty Technologies, Inc. (a)(b)	26,457	187,580
Aravive, Inc. (a)	5,497	37,435
Arbutus Biopharma Corp. (a)(b)	51,081	191,554
ARCA Biopharma, Inc. (a)	12,631	53,177
Arcturus Therapeutics Holdings, Inc. (a)(b)	17,429	917,985
Arcus Biosciences, Inc. (a)(b)	39,252	1,384,026
Arcutis Biotherapeutics, Inc. (a)	23,829	814,237
Ardelyx, Inc. (a)	59,460	383,517
Arena Pharmaceuticals, Inc. (a)	52,473	4,216,206
Aridis Pharmaceuticals, Inc. (a)	2,503	15,794
Arrowhead Pharmaceuticals, Inc. (a)(b)	90,521	7,210,903
Assembly Biosciences, Inc. (a)(b)	25,950	131,826
Atara Biotherapeutics, Inc. (a)(b)	67,582	1,134,026
Athenex, Inc. (a)	65,485	792,369
Athersys, Inc. (a)(b)	177,010	361,100
Atossa Therapeutics, Inc. (a)(b)	10,240	27,853
Atreca, Inc. (a)(b)	26,937	467,357
aTyr Pharma, Inc. (a)	2,606	11,336
AVEO Pharmaceuticals, Inc. (a)	23,334	192,739
Avid Bioservices, Inc. (a)(b)	45,241	931,060
Avidity Biosciences, Inc. (b)	17,074	411,996
Avita Therapeutics, Inc. (a)	20,526	446,235
AVROBIO, Inc. (a)	33,403	367,433
Axcella Health, Inc. (a)	14,609	83,271
Beam Therapeutics, Inc. (b)	23,981	2,137,427
Bellicum Pharmaceuticals, Inc. (a)(b)	2,237	9,776
Bio Path Holdings, Inc. (a)	920	5,962
BioCardia, Inc. (a)	10,166	39,444
Biocept, Inc. (a)	12,210	73,626
BioCryst Pharmaceuticals, Inc. (a)(b)	153,189	1,651,377
Biogen, Inc. (a)	136,453	37,235,295
Biohaven Pharmaceutical Holding Co. Ltd. (a)	45,868	3,897,863
BioMarin Pharmaceutical, Inc. (a)	161,190	12,480,942
BioVie, Inc. (b)	1,557	49,980
BioXcel Therapeutics, Inc. (a)(b)	12,609	675,968
Black Diamond Therapeutics, Inc. (a)(b)	13,623	381,444
bluebird bio, Inc. (a)	59,078	1,837,326
Blueprint Medicines Corp. (a)	49,260	4,838,317
BrainStorm Cell Therpeutic, Inc. (a)(b)	20,241	82,178
Brickell Biotech, Inc. (a)	73,874	87,910
BridgeBio Pharma, Inc. (a)(b)	85,988	6,077,632
C4 Therapeutics, Inc.	9,180	394,006
Cabaletta Bio, Inc. (a)	11,744	127,657
Calithera Biosciences, Inc. (a)	64,387	188,010
Calyxt, Inc. (a)	14,195	135,420
Cancer Genetics, Inc. (a)	95	618
Capricor Therapeutics, Inc. (a)	16,006	98,277
Cardiff Oncology, Inc. (a)(b)	23,136	239,226
CareDx, Inc. (a)	42,673	3,374,581
CASI Pharmaceuticals, Inc. (a)(b)	67,356	165,696
Catabasis Pharmaceuticals, Inc. (a)	15,182	43,724
Catalyst Biosciences, Inc. (a)	15,200	91,656
Catalyst Pharmaceutical Partners, Inc. (a)	99,347	386,460
Cel-Sci Corp. (a)(b)	35,367	627,764
Celcuity, Inc. (a)	3,002	42,628
Celldex Therapeutics, Inc. (a)	34,276	928,194
Cellectar Biosciences, Inc. (a)(b)	27,006	50,231
Celsion Corp. (a)(b)	31,723	65,349
Cerevel Therapeutics Holdings (a)(b)	36,252	549,580
Checkmate Pharmaceuticals, Inc.	2,926	38,916
Checkpoint Therapeutics, Inc. (a)(b)	49,933	160,285
ChemoCentryx, Inc. (a)	44,524	3,020,508
Chimerix, Inc. (a)	40,230	394,656
Chinook Therapeutics, Inc. (a)	32,941	544,844
Chinook Therapeutics, Inc. rights (a)(c)	8,006	400
Cidara Therapeutics, Inc. (a)	21,577	48,980
Cleveland Biolabs, Inc. (a)	8,699	50,367
Clovis Oncology, Inc. (a)(b)	75,004	449,274
Codiak Biosciences, Inc.	5,075	82,215
Cogent Biosciences, Inc. (a)(b)	24,670	193,413
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	25,615	39,191
Coherus BioSciences, Inc. (a)	56,901	924,072
Concert Pharmaceuticals, Inc. (a)	20,686	138,389
Constellation Pharmaceuticals, Inc. (a)	26,504	667,901
ContraFect Corp. (a)(b)	19,016	99,834
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	71,930	156,807
Cortexyme, Inc. (a)(b)	11,555	393,679
Corvus Pharmaceuticals, Inc. (a)(b)	13,423	46,712
Crinetics Pharmaceuticals, Inc. (a)	18,490	282,712
CTI BioPharma Corp. (a)	56,892	184,899
Cue Biopharma, Inc. (a)	21,833	297,147
Curis, Inc. (a)	43,439	427,440
Cyclacel Pharmaceuticals, Inc. (a)	14	97
Cyclerion Therapeutics, Inc. (a)	21,485	82,502
Cytokinetics, Inc. (a)	64,694	1,211,719
CytomX Therapeutics, Inc. (a)	35,728	280,465
Deciphera Pharmaceuticals, Inc. (a)	36,261	1,587,507
Denali Therapeutics, Inc. (a)(b)	72,104	5,177,067
DermTech, Inc. (a)(b)	13,216	881,904
DiaMedica Therapeutics, Inc. (a)	15,883	145,647
Dicerna Pharmaceuticals, Inc. (a)	58,905	1,589,257
Diffusion Pharmaceuticals, Inc. (a)	82,947	95,389
Dyadic International, Inc. (a)	15,307	81,280
Dynavax Technologies Corp. (a)(b)	88,060	770,525
Dyne Therapeutics, Inc.	16,052	296,480
Eagle Pharmaceuticals, Inc. (a)	11,170	497,065
Editas Medicine, Inc. (a)(b)	59,077	2,591,117
Eiger Biopharmaceuticals, Inc. (a)	29,703	302,080
Eledon Pharmaceuticals, Inc.(a)	1,077	17,307
Emergent BioSolutions, Inc. (a)	39,769	3,817,824
Enanta Pharmaceuticals, Inc. (a)	15,167	748,036
Enochian Biosciences, Inc. (a)	16,088	56,952
Epizyme, Inc. (a)(b)	78,523	753,036
Equillium, Inc. (a)(b)	12,168	85,784
Esperion Therapeutics, Inc. (a)(b)	24,002	657,415
Evelo Biosciences, Inc. (a)(b)	19,820	241,209
Exact Sciences Corp. (a)	142,877	19,448,417
Exelixis, Inc. (a)	276,003	5,978,225
Exicure, Inc. (a)	54,440	118,135
F-star Therapeutics, Inc. (a)	1,555	12,860
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	70,146	6,293,499
FibroGen, Inc. (a)(b)	74,883	3,746,396
Five Prime Therapeutics, Inc. (a)	39,686	882,220
Flexion Therapeutics, Inc. (a)(b)	38,308	422,154
Foghorn Therapeutics, Inc.	8,461	139,268
Forma Therapeutics Holdings, Inc.	18,124	699,768
Forte Biosciences, Inc. (a)	8,942	254,758
Fortress Biotech, Inc. (a)	54,028	200,984
Frequency Therapeutics, Inc. (a)(b)	26,969	1,327,144
G1 Therapeutics, Inc. (a)(b)	25,555	564,766
Galectin Therapeutics, Inc. (a)(b)	35,239	78,935
Galera Therapeutics, Inc. (a)(b)	7,383	77,448
Generation Bio Co. (b)	17,908	625,347
Genocea Biosciences, Inc. (a)(b)	12,239	37,207
Genprex, Inc. (a)	33,966	175,265
Geron Corp. (a)(b)	268,742	481,048
Gilead Sciences, Inc.	1,110,890	68,208,646
Global Blood Therapeutics, Inc. (a)	55,254	2,353,820
GlycoMimetics, Inc. (a)	37,261	123,707
Gossamer Bio, Inc. (a)(b)	38,361	360,593
Greenwich Lifesciences, Inc.	1,509	47,277
Gritstone Oncology, Inc. (a)	16,096	218,423
Halozyme Therapeutics, Inc. (a)	111,372	5,039,583
Harpoon Therapeutics, Inc. (a)	11,797	227,564
Heat Biologics, Inc. (a)(b)	18,320	146,194
Heron Therapeutics, Inc. (a)(b)	73,985	1,337,649
Histogen, Inc. (a)(b)	1,077	1,217
Homology Medicines, Inc. (a)	26,507	284,685
Hookipa Pharma, Inc. (a)(b)	10,735	127,102
Humanigen, Inc. (a)(b)	36,505	678,628
iBio, Inc. (a)	147,526	259,646
Ideaya Biosciences, Inc. (a)	11,936	227,620
Idera Pharmaceuticals, Inc. (a)	29,945	130,560
IGM Biosciences, Inc. (a)(b)	5,936	518,984
Immucell Corp. (a)	7,193	75,670
Immunic, Inc. (a)	11,932	190,315
ImmunoGen, Inc. (a)	163,273	1,428,639
Immunome, Inc.	2,936	116,207
Immunovant, Inc. (a)	44,951	709,327
Incyte Corp. (a)	165,791	13,041,120
Infinity Pharmaceuticals, Inc. (a)(b)	59,850	181,944
Inhibrx, Inc. (a)	5,366	136,404
Inmune Bio, Inc. (a)	5,412	87,783
Inovio Pharmaceuticals, Inc. (a)(b)	170,323	1,890,585
Inozyme Pharma, Inc. (a)(b)	4,900	98,000
Insmed, Inc. (a)	90,097	3,222,770
Intellia Therapeutics, Inc. (a)(b)	52,134	3,152,022
Intercept Pharmaceuticals, Inc. (a)	23,009	498,375
Invitae Corp. (a)(b)	140,912	5,654,799
Ionis Pharmaceuticals, Inc. (a)	123,936	6,494,246
Iovance Biotherapeutics, Inc. (a)	123,795	4,617,554
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	142,362	1,314,001
IsoRay, Inc. (a)	55,167	77,234
iTeos Therapeutics, Inc. (a)	9,503	395,135
Iveric Bio, Inc. (a)	66,827	410,318
Jounce Therapeutics, Inc. (a)	15,581	171,079
Kadmon Holdings, Inc. (a)	139,211	638,978
Kalvista Pharmaceuticals, Inc. (a)	15,600	512,772
Karuna Therapeutics, Inc. (a)	14,903	1,862,279
Karyopharm Therapeutics, Inc. (a)(b)	56,805	785,045
Keros Therapeutics, Inc.	5,264	344,634
Kezar Life Sciences, Inc. (a)	31,497	172,604
Kindred Biosciences, Inc. (a)	30,176	136,094
Kiniksa Pharmaceuticals Ltd. (a)	19,153	393,977
Kintara Therapeutics, Inc. (a)	35,247	75,076
Kodiak Sciences, Inc. (a)(b)	27,833	3,590,735
Kronos Bio, Inc. (b)	12,596	366,166
Krystal Biotech, Inc. (a)	13,332	1,051,761
Kura Oncology, Inc. (a)	56,310	1,576,680
Kymera Therapeutics, Inc. (a)	7,938	380,865
La Jolla Pharmaceutical Co. (a)(b)	15,615	81,823
Larimar Therapeutics, Inc. (a)	11,789	201,238
Leap Therapeutics, Inc. (a)	35,441	82,578
Lexicon Pharmaceuticals, Inc. (a)	52,356	376,440
Ligand Pharmaceuticals, Inc. Class B (a)(b)	14,250	2,112,135
Lineage Cell Therapeutics, Inc. (a)(b)	133,403	306,827
LogicBio Therapeutics, Inc. (a)	11,987	99,372
Lumos Pharma, Inc. (a)	1,359	18,482
Macrogenics, Inc. (a)	51,866	1,297,169
Madrigal Pharmaceuticals, Inc. (a)(b)	7,944	962,733
Magenta Therapeutics, Inc. (a)	19,616	206,164
MannKind Corp. (a)(b)	203,215	1,160,358
Marker Therapeutics, Inc. (a)(b)	19,609	47,454
Matinas BioPharma Holdings, Inc. (a)(b)	143,987	174,224
MediciNova, Inc. (a)(b)	32,833	183,208
MEI Pharma, Inc. (a)	84,794	317,978
Merrimack Pharmaceuticals, Inc. (a)(b)	14,294	92,625
Mersana Therapeutics, Inc. (a)	48,473	881,239
Metacrine, Inc.	3,004	25,534
Millendo Therapeutics, Inc. (a)	6,045	12,453
MiMedx Group, Inc. (a)(b)	89,593	887,867
Minerva Neurosciences, Inc. (a)	26,227	81,304
Mirati Therapeutics, Inc. (a)	39,849	8,006,461
Mirum Pharmaceuticals, Inc. (a)(b)	8,331	152,957
Moderna, Inc. (a)	265,727	41,137,197
Molecular Templates, Inc. (a)	27,857	303,641
Moleculin Biotech, Inc. (a)	11,147	47,152
Morphic Holding, Inc. (a)	8,370	302,659
Mustang Bio, Inc. (a)	45,377	160,181
Myriad Genetics, Inc. (a)	66,234	2,019,475
NanoViricides, Inc. (a)(b)	3,748	15,667
NantKwest, Inc. (a)(b)	36,599	1,189,833
Natera, Inc. (a)	68,108	7,906,658
Navidea Biopharmaceuticals, Inc. (a)	17,813	42,395
Neoleukin Therapeutics, Inc. (a)(b)	26,907	323,960
Neubase Therapeutics, Inc. (a)	16,148	153,083
Neurobo Pharmaceuticals, Inc. (a)(b)	885	3,779
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	82,713	9,057,901
NextCure, Inc. (a)	10,518	119,484
Nkarta, Inc. (a)(b)	14,950	728,962
Novavax, Inc. (a)	52,627	12,168,941
Nurix Therapeutics, Inc. (a)(b)	9,591	341,536
Ocugen, Inc. (a)	141,561	1,550,093
Ocuphire Pharma, Inc. (a)	259	2,748
Ocuphire Pharma, Inc. rights (a)(c)	259	236
OncoCyte Corp. (a)	45,467	223,698
Oncorus, Inc. (a)(b)	6,272	99,098
OncoSec Medical, Inc. (a)	12,141	66,776
Oncternal Therapeutics, Inc. (a)	24,003	156,740
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)(b)	12,790	29,289
Opko Health, Inc. (a)(b)	386,311	1,738,400
Oragenics, Inc. (a)(b)	38,630	39,403
Organogenesis Holdings, Inc. Class A (a)(b)	42,903	652,555
Organovo Holdings, Inc. (a)(b)	4,972	63,393
Orgenesis, Inc. (a)	13,540	90,583
ORIC Pharmaceuticals, Inc. (a)(b)	12,857	416,567
Outlook Therapeutics, Inc. (a)	58,717	127,416
Ovid Therapeutics, Inc. (a)(b)	27,543	81,252
Oyster Point Pharma, Inc. (a)(b)	11,137	220,624
Palatin Technologies, Inc. (a)(b)	172,465	134,868
Pandion Therapeutics, Inc. (a)(b)	5,133	309,007
Passage Bio, Inc.	21,195	381,934
PDL BioPharma, Inc. (a)(b)(c)	91,243	225,370
PDS Biotechnology Corp. (a)	21,136	85,812
PhaseBio Pharmaceuticals, Inc. (a)(b)	9,554	37,070
Pieris Pharmaceuticals, Inc. (a)	39,846	108,381
PMV Pharmaceuticals, Inc.	11,335	426,536
Polarityte, Inc. (a)(b)	11,218	14,471
Poseida Therapeutics, Inc. (a)(b)	9,858	108,832
Praxis Precision Medicines, Inc. (b)	9,523	414,251
Precigen, Inc. (a)(b)	63,079	532,387
Precision BioSciences, Inc. (a)(b)	38,039	454,946
Prelude Therapeutics, Inc.	9,596	598,119
Protagonist Therapeutics, Inc. (a)	29,911	705,002
Protara Therapeutics, Inc. (a)	7,043	121,140
Prothena Corp. PLC (a)	23,473	523,917
PTC Therapeutics, Inc. (a)	60,061	3,429,483
Puma Biotechnology, Inc. (a)	29,628	295,095
Qualigen Therapeutics, Inc. (a)	12,716	41,836
Radius Health, Inc. (a)	42,071	782,941
RAPT Therapeutics, Inc. (a)	7,643	138,720
Recro Pharma, Inc. (a)	11,603	39,798
Regeneron Pharmaceuticals, Inc. (a)	92,894	41,855,250
REGENXBIO, Inc. (a)	29,663	1,213,513
Regulus Therapeutics, Inc. (a)(b)	26,613	33,000
Relay Therapeutics, Inc. (a)(b)	17,640	728,003
Repligen Corp. (a)	44,058	9,357,479
Replimune Group, Inc. (a)	23,379	809,615
Revolution Medicines, Inc.	41,479	1,894,761
Rhythm Pharmaceuticals, Inc. (a)	31,845	825,422
Rigel Pharmaceuticals, Inc. (a)	152,901	634,539
Rocket Pharmaceuticals, Inc. (a)(b)	36,259	2,015,275
Rubius Therapeutics, Inc. (a)(b)	34,075	353,699
Sage Therapeutics, Inc. (a)	45,821	3,894,785
Salarius Pharmaceuticals, Inc. (a)(b)	26,227	47,209
Salarius Pharmaceuticals, Inc. rights (a)(c)	2,725	335
Sangamo Therapeutics, Inc. (a)(b)	101,991	1,171,877
Sarepta Therapeutics, Inc. (a)	69,511	6,051,628
Savara, Inc. (a)	16,342	27,781
Scholar Rock Holding Corp. (a)	18,754	1,014,591
Seagen, Inc. (a)	111,794	16,893,191
Selecta Biosciences, Inc. (a)	78,859	332,785
Sellas Life Sciences Group, Inc. (a)	10,650	86,585
Seneca Biopharma, Inc. (a)(b)	122	163
Seres Therapeutics, Inc. (a)(b)	48,117	916,148
Sesen Bio, Inc. (a)	109,734	298,476
Shattuck Labs, Inc.	11,106	458,678
Soleno Therapeutics, Inc. (a)	39,023	94,045
Solid Biosciences, Inc. (a)(b)	26,121	208,184
Soligenix, Inc. (a)(b)	18,600	30,690
Sorrento Therapeutics, Inc. (a)(b)	199,604	1,930,171
Spectrum Pharmaceuticals, Inc. (a)	126,963	435,483
Spero Therapeutics, Inc. (a)(b)	20,291	368,687
Springworks Therapeutics, Inc. (a)(b)	24,503	2,108,483
Spruce Biosciences, Inc. (b)	6,682	139,654
SQZ Biotechnologies Co.	5,859	87,885
Stoke Therapeutics, Inc. (a)(b)	18,598	1,113,834
Surface Oncology, Inc. (a)	18,787	159,314
Sutro Biopharma, Inc. (a)	27,594	612,587
Synaptogenix, Inc. (a)	456	1,044
Syndax Pharmaceuticals, Inc. (a)	25,412	620,307
Synlogic, Inc. (a)	10,050	38,090
Synthetic Biologics, Inc. (a)(b)	714	481
Syros Pharmaceuticals, Inc. (a)	28,649	240,652
T2 Biosystems, Inc. (a)(b)	141,446	323,911
Taysha Gene Therapies, Inc.	11,612	297,151
TCR2 Therapeutics, Inc. (a)	19,997	529,121
TG Therapeutics, Inc. (a)	93,991	4,113,986
TONIX Pharmaceuticals Holding (a)(b)	135,265	160,965
TRACON Pharmaceuticals, Inc. (a)(b)	12,447	116,379
Translate Bio, Inc. (a)(b)	61,423	1,433,613
Travere Therapeutics, Inc. (a)	46,926	1,446,259
Trevena, Inc. (a)(b)	142,081	304,764
Turning Point Therapeutics, Inc. (a)	37,197	4,385,898
Twist Bioscience Corp. (a)	35,938	4,946,506
Tyme Technologies, Inc. (a)	45,554	91,108
Ultragenyx Pharmaceutical, Inc. (a)	54,509	7,715,204
uniQure B.V. (a)	31,887	1,170,253
United Therapeutics Corp. (a)	39,625	6,624,508
UNITY Biotechnology, Inc. (a)(b)	29,654	201,944
Vanda Pharmaceuticals, Inc. (a)	50,191	936,062
Vaxart, Inc. (a)(b)	97,086	694,165
Vaxcyte, Inc. (b)	16,102	379,363
VBI Vaccines, Inc. (a)(b)	212,022	714,514
Veracyte, Inc. (a)	57,919	3,362,777
Verastem, Inc. (a)	148,124	348,091
Vericel Corp. (a)	38,975	1,881,713
Vertex Pharmaceuticals, Inc. (a)	230,459	48,984,060
Viela Bio, Inc. (a)	14,062	748,098
Viking Therapeutics, Inc. (a)(b)	56,505	380,844
Vir Biotechnology, Inc. (a)(b)	58,994	3,694,794
Viracta Therapeutics, Inc. (a)	1,407	22,090
Viridian Therapeutics, Inc. (a)	2,217	36,447
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
VistaGen Therapeutics, Inc. (a)	52,480	129,626
Voyager Therapeutics, Inc. (a)(b)	20,589	116,740
vTv Therapeutics, Inc. Class A (a)(b)	1,569	4,174
X4 Pharmaceuticals, Inc. (a)	14,321	137,052
Xbiotech, Inc. (a)	12,283	233,377
Xencor, Inc. (a)	49,721	2,449,754
XOMA Corp. (a)	9,163	331,701
Y-mAbs Therapeutics, Inc. (a)	21,169	744,514
Yield10 Bioscience, Inc. (a)	5,106	73,731
Yumanity Therapeutics, Inc. (a)	1,222	21,715
Yumanity Therapeutics, Inc. rights (a)(c)	24,450	0
Zentalis Pharmaceuticals, Inc. (b)	12,113	509,231
ZIOPHARM Oncology, Inc. (a)(b)	187,974	1,001,901
		986,269,189
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	1,568,279	187,848,459
Abiomed, Inc. (a)	39,699	12,884,310
Accelerate Diagnostics, Inc. (a)(b)	27,619	276,466
Accuray, Inc. (a)	79,848	397,643
Acutus Medical, Inc. (a)	9,860	204,694
Aethlon Medical, Inc. (a)(b)	8,866	19,505
Akers Biosciences, Inc. (a)	230	766
Align Technology, Inc. (a)	63,305	35,900,899
Allied Healthcare Products, Inc. (a)(b)	2,823	14,115
Alphatec Holdings, Inc. (a)	45,601	731,896
Angiodynamics, Inc. (a)	33,297	697,572
Antares Pharma, Inc. (a)	139,238	591,762
Apollo Endosurgery, Inc. (a)	8,047	37,740
Apyx Medical Corp. (a)	26,344	275,295
Asensus Surgical, Inc. (a)(b)	80,058	297,816
Aspira Women's Health, Inc. (a)(b)	50,845	352,356
Atricure, Inc. (a)	39,863	2,601,858
Atrion Corp.	1,260	787,374
Avanos Medical, Inc. (a)	43,288	1,990,382
Avinger, Inc. (a)(b)	68,050	108,880
AxoGen, Inc. (a)	30,830	681,343
Axonics Modulation Technologies, Inc. (a)	26,331	1,324,713
Baxter International, Inc.	453,112	35,202,271
Becton, Dickinson & Co.	256,763	61,918,397
Bellerophon Therapeutics, Inc. (a)	5,753	36,532
Beyond Air, Inc. (a)	8,668	51,401
BioLase Technology, Inc. (a)(b)	69,926	63,437
BioLife Solutions, Inc. (a)	22,936	899,779
Biomerica, Inc. (a)(b)	11,649	71,408
BioSig Technologies, Inc. (a)	19,208	85,476
Boston Scientific Corp. (a)	1,266,016	49,096,100
Cantel Medical Corp.	33,939	2,520,989
Cardiovascular Systems, Inc. (a)	36,937	1,525,498
Cerus Corp. (a)(b)	147,411	905,104
Chembio Diagnostics, Inc. (a)(b)	18,346	102,004
ClearPoint Neuro, Inc. (a)	10,093	236,378
Co.-Diagnostics, Inc. (a)(b)	22,493	309,504
ConforMis, Inc. (a)	82,037	82,857
CONMED Corp. (b)	25,278	3,110,711
Cryolife, Inc. (a)(b)	33,067	834,942
CryoPort, Inc. (a)(b)	37,649	2,237,857
Cutera, Inc. (a)	16,121	569,394
CytoSorbents Corp. (a)(b)	35,924	338,404
Danaher Corp.	559,280	122,857,038
Dare Bioscience, Inc. (a)	43,337	81,040
DarioHealth Corp. (a)	6,545	174,097
Delcath Systems, Inc. (a)(b)	2,946	53,057
Dentsply Sirona, Inc.	193,214	10,253,867
DexCom, Inc. (a)	84,809	33,735,324
Eargo, Inc. (a)	8,997	525,515
Edwards Lifesciences Corp. (a)	551,959	45,867,793
Ekso Bionics Holdings, Inc. (a)	6,939	49,614
electroCore, Inc. (a)	47,369	102,791
Electromed, Inc. (a)	7,866	83,065
ENDRA Life Sciences, Inc. (a)	26,371	65,928
Envista Holdings Corp. (a)	139,958	5,393,981
Fonar Corp. (a)	4,350	84,347
Genmark Diagnostics, Inc. (a)	61,034	1,193,215
Glaukos Corp. (a)	39,501	3,735,215
Globus Medical, Inc. (a)	67,399	4,212,438
Haemonetics Corp. (a)	44,951	5,686,302
Helius Medical Technologies, Inc. (U.S.) (a)	224	3,053
Heska Corp. (a)(b)	7,853	1,479,505
Hill-Rom Holdings, Inc.	59,388	6,334,918
Hologic, Inc. (a)	226,795	16,349,652
ICU Medical, Inc. (a)	17,494	3,630,005
IDEXX Laboratories, Inc. (a)	75,343	39,191,168
Inari Medical, Inc.	6,860	717,556
Inogen, Inc. (a)	15,984	839,000
Insulet Corp. (a)	58,217	15,084,025
Integer Holdings Corp. (a)	29,359	2,589,170
Integra LifeSciences Holdings Corp. (a)	63,017	4,306,582
Intersect ENT, Inc. (a)	28,493	649,925
IntriCon Corp. (a)	6,744	154,842
Intuitive Surgical, Inc. (a)	103,945	76,586,676
Invacare Corp. (b)	33,353	303,512
IRadimed Corp. (a)(b)	4,425	98,678
iRhythm Technologies, Inc. (a)	26,263	4,225,717
Iridex Corp. (a)	12,154	71,466
Kewaunee Scientific Corp. (a)	406	5,034
Lantheus Holdings, Inc. (a)	57,801	1,079,723
LeMaitre Vascular, Inc. (b)	15,043	773,060
LENSAR, Inc. (a)	6,923	62,584
LivaNova PLC (a)	43,307	3,358,025
Masimo Corp. (a)	44,783	11,228,442
Medtronic PLC	1,191,324	139,349,168
Meridian Bioscience, Inc. (a)	36,691	773,446
Merit Medical Systems, Inc. (a)	43,905	2,446,387
Mesa Laboratories, Inc.	4,202	1,142,566
Microbot Medical, Inc. (a)	4,719	38,837
Milestone Scientific, Inc. (a)(b)	27,139	106,385
Misonix, Inc. (a)	9,501	159,237
Motus GI Holdings, Inc. (a)(b)	19,367	28,082
Myomo, Inc. (a)(b)	5,910	65,837
Natus Medical, Inc. (a)	29,969	776,497
Nemaura Medical, Inc. (a)(b)	4,601	28,572
Neogen Corp. (a)	47,736	3,910,533
Neuronetics, Inc. (a)	13,028	202,325
Nevro Corp. (a)	30,367	5,016,021
Novocure Ltd. (a)	74,364	11,087,672
NuVasive, Inc. (a)	45,402	2,739,103
OraSure Technologies, Inc. (a)	67,151	711,801
Orthofix International NV (a)	17,221	800,949
OrthoPediatrics Corp. (a)	12,554	683,691
Outset Medical, Inc.	12,247	609,778
PAVmed, Inc. (a)(b)	39,786	167,101
Penumbra, Inc. (a)(b)	29,661	8,436,478
Predictive Oncology, Inc. (a)(b)	569	836
Pro-Dex, Inc. (a)	3,251	80,137
Pulmonx Corp.	9,248	525,564
Pulse Biosciences, Inc. (a)(b)	11,124	325,377
Quidel Corp. (a)	34,724	5,703,764
Quotient Ltd. (a)	77,580	348,334
Repro Medical Systems, Inc. (a)	20,549	79,730
ResMed, Inc.	128,471	24,766,639
Retractable Technologies, Inc. (a)(b)	12,526	196,658
Rockwell Medical Technologies, Inc. (a)	90,486	122,156
Sanara Medtech, Inc. (a)	681	21,649
Seaspine Holdings Corp. (a)	18,580	351,534
Second Sight Medical Products, Inc. (a)	1,727	3,005
Senseonics Holdings, Inc. (a)(b)	141,515	483,981
Shockwave Medical, Inc. (a)	28,137	3,285,276
SI-BONE, Inc. (a)	22,555	708,001
Sientra, Inc. (a)	42,229	328,542
Silk Road Medical, Inc. (a)	30,815	1,687,738
Sintx Technologies, Inc. (a)	16,443	33,708
SmileDirectClub, Inc. (a)(b)	73,759	855,604
Soliton, Inc. (a)	8,885	117,993
Staar Surgical Co. (a)	41,379	4,303,830
Stereotaxis, Inc. (a)	50,174	351,218
STERIS PLC	76,358	13,347,378
STRATA Skin Sciences, Inc. (a)	2,761	5,053
Stryker Corp.	289,442	70,244,679
Surgalign Holdings, Inc. (a)	71,582	174,660
SurModics, Inc. (a)	12,443	648,902
Tactile Systems Technology, Inc. (a)	16,644	845,848
Tandem Diabetes Care, Inc. (a)	54,553	5,236,542
Tela Bio, Inc. (a)	5,754	88,439
Teleflex, Inc.	41,390	16,478,187
The Cooper Companies, Inc.	43,580	16,827,545
Thermogenesis Holdings, Inc. (a)	24	68
TransMedics Group, Inc. (a)	21,816	782,976
Utah Medical Products, Inc. (b)	2,765	233,366
Vapotherm, Inc. (a)(b)	19,147	465,272
Varex Imaging Corp. (a)	34,858	799,294
Varian Medical Systems, Inc. (a)	80,809	14,163,393
Venus Concept, Inc. (a)	10,059	26,153
ViewRay, Inc. (a)	103,832	452,708
VolitionRx Ltd. (a)	25,825	105,366
West Pharmaceutical Services, Inc.	65,132	18,279,296
Zimmer Biomet Holdings, Inc.	183,400	29,905,204
Zosano Pharma Corp. (a)(b)	79,039	101,170
Zynex, Inc. (a)(b)	16,403	238,172
		1,244,912,643
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	68,188	3,239,612
Acadia Healthcare Co., Inc. (a)	77,882	4,302,202
AdaptHealth Corp. (a)	44,671	1,374,527
Addus HomeCare Corp. (a)	13,544	1,456,928
Amedisys, Inc. (a)	28,973	7,348,712
AmerisourceBergen Corp.	130,353	13,194,331
AMN Healthcare Services, Inc. (a)	42,220	3,076,571
Anthem, Inc.	220,034	66,712,108
Apollo Medical Holdings, Inc. (a)	14,424	356,994
Avalon GloboCare Corp. (a)(b)	12,514	15,017
Biodesix, Inc. (a)	4,906	96,844
Brookdale Senior Living, Inc. (a)	163,324	950,546
Caladrius Biosciences, Inc. (a)	2,809	5,000
Capital Senior Living Corp. (a)	1,056	33,032
Cardinal Health, Inc.	259,294	13,358,827
Castle Biosciences, Inc. (a)	15,109	1,149,493
Centene Corp. (a)	512,987	30,030,259
Chemed Corp.	14,167	6,307,290
Cigna Corp.	319,580	67,079,842
Community Health Systems, Inc. (a)	99,651	853,013
Corvel Corp. (a)	9,150	928,725
Covetrus, Inc. (a)	86,197	3,203,081
Cross Country Healthcare, Inc. (a)	27,768	308,502
CVS Health Corp.	1,157,709	78,874,714
DaVita HealthCare Partners, Inc. (a)	66,314	6,772,649
Encompass Health Corp.	88,117	7,088,131
Enzo Biochem, Inc. (a)	29,748	86,864
Exagen, Inc. (a)(b)	3,706	67,783
Five Star Senior Living, Inc. (a)	13,400	89,512
Fulgent Genetics, Inc. (a)(b)	11,741	1,188,894
Genesis HealthCare, Inc. Class A (a)	42,058	33,348
Great Elm Group, Inc. (a)	30,049	90,447
Guardant Health, Inc. (a)	76,142	11,206,580
Hanger, Inc. (a)	33,336	732,725
HCA Holdings, Inc.	233,403	40,152,318
HealthEquity, Inc. (a)	71,927	5,923,188
Henry Schein, Inc. (a)	127,676	7,896,761
Humana, Inc.	116,941	44,396,651
InfuSystems Holdings, Inc. (a)	15,793	269,429
Laboratory Corp. of America Holdings (a)	86,118	20,660,569
LHC Group, Inc. (a)	27,891	5,068,074
Magellan Health Services, Inc. (a)	20,012	1,867,520
McKesson Corp.	142,062	24,082,350
MEDNAX, Inc. (a)	76,066	1,858,292
Modivcare, Inc. (a)	11,239	1,441,514
Molina Healthcare, Inc. (a)	52,369	11,351,504
National Healthcare Corp.	10,860	755,313
National Research Corp. Class A	11,995	619,782
Ontrak, Inc. (a)(b)	6,562	386,764
Option Care Health, Inc. (a)	69,635	1,336,296
Owens & Minor, Inc.	64,750	2,202,148
Patterson Companies, Inc.	78,454	2,436,781
Pennant Group, Inc. (a)	22,800	1,203,384
PetIQ, Inc. Class A (a)(b)	19,605	675,784
Precipio, Inc. (a)(b)	17,307	42,229
Premier, Inc.	64,276	2,173,814
Progenity, Inc. (b)	14,852	81,240
Progyny, Inc. (a)	31,714	1,334,842
Psychemedics Corp.	2,812	19,684
Quest Diagnostics, Inc.	120,968	13,982,691
R1 RCM, Inc. (a)	102,215	2,825,223
RadNet, Inc. (a)	37,074	683,645
Select Medical Holdings Corp. (a)	97,344	3,080,938
Sharps Compliance Corp. (a)	10,976	139,615
SOC Telemed, Inc. Class A (a)	30,183	239,955
Surgery Partners, Inc. (a)	24,942	984,461
Tenet Healthcare Corp. (a)	92,529	4,720,830
The Ensign Group, Inc.	44,907	3,683,272
The Joint Corp. (a)	11,223	446,788
Tivity Health, Inc. (a)	31,978	761,076
Triple-S Management Corp. (a)	21,076	533,223
U.S. Physical Therapy, Inc.	11,697	1,371,356
UnitedHealth Group, Inc.	839,471	278,889,056
Universal Health Services, Inc. Class B	68,687	8,608,542
		830,800,005
Health Care Technology - 0.3%
Accolade, Inc. (a)	13,749	609,356
Allscripts Healthcare Solutions, Inc. (a)	138,179	2,132,102
American Well Corp. (b)	48,717	1,192,105
Castlight Health, Inc. Class B (a)	70,290	119,493
Cerner Corp.	271,708	18,785,891
Change Healthcare, Inc. (a)	197,760	4,522,771
Computer Programs & Systems, Inc.	12,450	391,553
Evolent Health, Inc. (a)(b)	67,997	1,370,140
GoodRx Holdings, Inc. (b)	35,455	1,578,457
Health Catalyst, Inc. (a)(b)	29,743	1,442,238
HealthStream, Inc. (a)	24,091	561,320
HMS Holdings Corp. (a)	78,425	2,884,864
HTG Molecular Diagnostics (a)(b)	1,255	6,965
iCAD, Inc. (a)	20,843	385,387
Inovalon Holdings, Inc. Class A (a)	69,956	1,718,119
Inspire Medical Systems, Inc. (a)	24,084	5,606,514
MTBC, Inc. (a)	6,402	61,971
MultiPlan Corp. Class A (a)(b)	231,256	1,644,230
NantHealth, Inc. (a)(b)	36,828	140,683
Nextgen Healthcare, Inc. (a)	47,873	895,225
Omnicell, Inc.(a)(b)	37,020	4,697,838
OptimizeRx Corp. (a)(b)	9,623	511,751
Phreesia, Inc. (a)	25,504	1,562,120
Schrodinger, Inc.	30,066	3,081,164
Simulations Plus, Inc.	13,036	934,942
Streamline Health Solutions, Inc. (a)	17,154	36,710
Tabula Rasa HealthCare, Inc. (a)(b)	19,184	777,911
Teladoc Health, Inc. (a)(b)	108,626	24,016,122
Veeva Systems, Inc. Class A (a)	119,601	33,501,436
Vocera Communications, Inc. (a)	28,427	1,217,813
		116,387,191
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	60,879	10,835,853
Adaptive Biotechnologies Corp. (a)	73,627	4,165,079
Agilent Technologies, Inc.	270,164	32,978,919
Avantor, Inc. (a)	452,129	12,600,835
Berkeley Lights, Inc. (a)	7,115	440,917
Bio-Rad Laboratories, Inc. Class A (a)	19,361	11,316,505
Bio-Techne Corp.	34,025	12,306,502
Bioanalytical Systems, Inc. (a)	7,721	131,566
BioNano Genomics, Inc. (a)(b)	166,499	1,620,035
Bruker Corp.	91,602	5,585,890
Champions Oncology, Inc. (a)	2,848	33,265
Charles River Laboratories International, Inc. (a)	43,517	12,451,954
ChromaDex, Inc. (a)	38,623	538,018
Codexis, Inc. (a)	50,257	1,111,182
Fluidigm Corp. (a)(b)	63,376	291,530
Harvard Bioscience, Inc. (a)	33,491	147,025
Illumina, Inc. (a)	129,074	56,716,406
IQVIA Holdings, Inc. (a)	169,480	32,674,049
Luminex Corp.	38,763	1,260,573
Medpace Holdings, Inc. (a)	24,213	3,932,918
Mettler-Toledo International, Inc. (a)	21,027	23,467,183
Nanostring Technologies, Inc. (a)	39,521	2,758,171
NeoGenomics, Inc. (a)	99,583	5,075,746
Pacific Biosciences of California, Inc. (a)	168,595	5,153,949
PerkinElmer, Inc.	98,180	12,379,516
Personalis, Inc. (a)	23,717	731,195
PPD, Inc.	96,205	3,372,947
PRA Health Sciences, Inc. (a)	56,588	8,341,637
Quanterix Corp. (a)	23,354	1,769,066
Syneos Health, Inc. (a)	67,674	5,234,584
Thermo Fisher Scientific, Inc.	350,378	157,698,130
Waters Corp. (a)	54,827	15,016,019
		442,137,164
Pharmaceuticals - 3.3%
9 Meters Biopharma, Inc. (a)	97,881	162,482
AcelRx Pharmaceuticals, Inc. (a)	66,869	125,714
Acer Therapeutics, Inc. (a)(b)	2,754	8,675
Aclaris Therapeutics, Inc. (a)	29,349	653,896
Adamis Pharmaceuticals Corp. (a)	70,605	79,078
Adial Pharmaceuticals, Inc. (a)	5,339	13,401
Aerie Pharmaceuticals, Inc. (a)(b)	42,885	788,655
Aerpio Pharmaceuticals, Inc. (a)	36,950	65,771
Agile Therapeutics, Inc. (a)	83,843	240,629
Alimera Sciences, Inc. (a)	3,266	26,357
Amneal Pharmaceuticals, Inc. (a)(b)	102,227	551,004
Amphastar Pharmaceuticals, Inc. (a)	36,479	639,477
Ampio Pharmaceuticals, Inc. (a)(b)	167,228	285,960
ANI Pharmaceuticals, Inc. (a)	7,417	215,835
Aquestive Therapeutics, Inc. (a)	18,307	83,846
Arvinas Holding Co. LLC (a)	27,262	2,134,615
Assertio Holdings, Inc. (a)	40,466	34,518
Atea Pharmaceuticals, Inc. (b)	11,050	832,728
Athira Pharma, Inc.	10,049	221,681
Avenue Therapeutics, Inc. (a)	4,408	20,718
Axsome Therapeutics, Inc. (a)(b)	23,552	1,586,463
Aytu BioScience, Inc. (a)	8,866	68,002
Baudax Bio, Inc. (a)(b)	15,759	21,275
Biodelivery Sciences International, Inc. (a)	84,058	353,044
Bristol-Myers Squibb Co.	2,000,914	122,716,056
Cara Therapeutics, Inc. (a)	40,467	742,569
Cassava Sciences, Inc. (a)	32,202	1,564,373
Catalent, Inc. (a)	145,552	16,550,718
Cerecor, Inc. (a)	61,506	207,275
Chiasma, Inc. (a)	36,548	142,172
Citius Pharmaceuticals, Inc. (a)(b)	18,242	37,031
Clearside Biomedical, Inc. (a)	34,412	113,904
Cocrystal Pharma, Inc. (a)	31,028	48,714
Collegium Pharmaceutical, Inc. (a)(b)	32,190	759,362
Corcept Therapeutics, Inc. (a)	93,037	2,339,881
CorMedix, Inc. (a)	27,210	408,150
Cumberland Pharmaceuticals, Inc. (a)	2,110	7,174
CymaBay Therapeutics, Inc. (a)	55,380	265,824
Durect Corp. (a)(b)	189,952	421,693
Elanco Animal Health, Inc. (a)	423,156	13,904,906
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	702,691	143,974,359
Eloxx Pharmaceuticals, Inc. (a)(b)	20,635	93,064
Endo International PLC (a)	204,025	1,617,918
Eton Pharmaceuticals, Inc. (a)(b)	13,665	108,090
Evofem Biosciences, Inc. (a)	68,523	265,184
Evoke Pharma, Inc. (a)	16,623	49,038
Evolus, Inc. (a)(b)	20,882	252,881
Eyenovia, Inc. (a)	19,929	118,179
Eyepoint Pharmaceuticals, Inc. (a)	9,252	100,014
Fulcrum Therapeutics, Inc. (a)(b)	12,657	159,605
Graybug Vision, Inc.	4,425	88,854
Harrow Health, Inc. (a)	19,167	147,011
Hepion Pharmaceuticals, Inc. (a)(b)	35,130	66,044
Horizon Therapeutics PLC (a)	194,662	17,696,722
Hoth Therapeutics, Inc. (a)(b)	4,904	11,524
IMARA, Inc. (b)	4,202	52,903
Innoviva, Inc. (a)(b)	51,113	584,222
Intra-Cellular Therapies, Inc. (a)	63,924	2,264,827
Jaguar Health, Inc. (a)(b)	58,892	123,673
Jazz Pharmaceuticals PLC (a)	49,951	8,393,766
Johnson & Johnson	2,330,492	369,289,762
Kala Pharmaceuticals, Inc. (a)(b)	32,679	242,151
Kaleido Biosciences, Inc. (a)	11,896	106,231
Lannett Co., Inc. (a)(b)	25,852	156,663
Lipocine, Inc. (a)	58,962	93,750
Liquidia Technologies, Inc. (a)	17,721	49,619
Lyra Therapeutics, Inc.	3,893	58,084
Marinus Pharmaceuticals, Inc. (a)(b)	24,500	370,195
Merck & Co., Inc.	2,241,703	162,792,472
Nektar Therapeutics (a)(b)	161,185	3,657,288
Neos Therapeutics, Inc. (a)	25,814	21,996
NGM Biopharmaceuticals, Inc. (a)	16,554	442,323
NovaBay Pharmaceuticals, Inc. (a)(b)	180	203
Novan, Inc. (a)	99,788	141,699
Ocular Therapeutix, Inc. (a)	61,681	1,131,230
Odonate Therapeutics, Inc. (a)	19,333	406,960
Omeros Corp. (a)(b)	55,083	1,098,355
Onconova Therapeutics, Inc. (a)	143,598	179,498
Opiant Pharmaceuticals, Inc. (a)	615	7,786
OptiNose, Inc. (a)	30,917	119,958
Osmotica Pharmaceuticals PLC (a)(b)	12,730	48,374
Otonomy, Inc. (a)	42,738	124,581
Pacira Biosciences, Inc. (a)	39,233	2,883,626
Paratek Pharmaceuticals, Inc. (a)(b)	34,643	259,130
Perrigo Co. PLC	122,169	4,930,741
Petros Pharmaceuticals, Inc. (a)	456	1,518
Pfizer, Inc.	4,918,513	164,721,000
Phathom Pharmaceuticals, Inc. (a)	10,198	449,222
Phibro Animal Health Corp. Class A	15,925	343,502
Pliant Therapeutics, Inc.	6,952	230,042
Plx Pharma PLC/New (a)(b)	10,359	76,967
Prestige Brands Holdings, Inc. (a)	43,472	1,813,217
ProPhase Labs, Inc. (a)(b)	8,240	63,118
Provention Bio, Inc. (a)	43,665	555,419
Pulmatrix, Inc. (a)	18,851	29,031
Reata Pharmaceuticals, Inc. (a)(b)	23,289	2,847,313
Relmada Therapeutics, Inc. (a)(b)	11,994	399,880
Revance Therapeutics, Inc. (a)	55,905	1,468,065
Royalty Pharma PLC	76,458	3,560,649
Satsuma Pharmaceuticals, Inc. (a)	4,963	28,190
scPharmaceuticals, Inc. (a)	10,137	74,811
SCYNEXIS, Inc. (a)(b)	9,724	75,653
Seelos Therapeutics, Inc. (a)	43,906	130,401
SIGA Technologies, Inc. (a)	44,998	284,387
Strongbridge Biopharma PLC (a)	34,511	108,365
Supernus Pharmaceuticals, Inc. (a)	47,559	1,277,910
Tarsus Pharmaceuticals, Inc. (a)	4,709	170,701
Teligent, Inc. (a)	4,143	3,670
TFF Pharmaceuticals, Inc. (a)	9,892	140,664
TherapeuticsMD, Inc. (a)	238,094	361,903
Theravance Biopharma, Inc. (a)	49,833	825,733
Titan Pharmaceuticals, Inc. (a)(b)	2,436	8,063
Trevi Therapeutics, Inc. (a)(b)	6,693	18,874
Tricida, Inc. (a)	27,213	139,058
Urovant Sciences Ltd. (a)	5,847	94,546
Verrica Pharmaceuticals, Inc. (a)(b)	9,589	131,465
Viatris, Inc. (a)	1,069,449	15,881,318
Vyne Therapeutics, Inc. (a)(b)	43,104	321,556
WAVE Life Sciences (a)	27,194	255,896
Xeris Pharmaceuticals, Inc. (a)	46,220	251,899
Zoetis, Inc. Class A	421,697	65,464,242
Zogenix, Inc. (a)	48,343	1,025,355
Zomedica Corp. (a)	581,810	1,087,985
Zynerba Pharmaceuticals, Inc. (a)	23,565	105,925
		1,159,051,692

TOTAL HEALTH CARE		4,779,557,884

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.5%
AAR Corp.	29,005	1,153,819
Aerojet Rocketdyne Holdings, Inc.	62,890	3,224,370
AeroVironment, Inc. (a)	19,854	2,185,528
Air Industries Group, Inc. (a)(b)	20,123	30,989
Astronics Corp. (a)	22,636	357,649
Astrotech Corp. (a)	24,563	53,793
Axon Enterprise, Inc. (a)	56,851	9,408,272
BWX Technologies, Inc.	85,224	4,943,844
CPI Aerostructures, Inc. (a)	11,576	53,250
Cubic Corp.	28,541	1,982,172
Curtiss-Wright Corp.	37,509	4,144,369
Ducommun, Inc. (a)	9,686	526,918
General Dynamics Corp.	205,995	33,674,003
HEICO Corp.	40,809	5,132,956
HEICO Corp. Class A	61,251	7,090,416
Hexcel Corp.	74,172	3,987,487
Howmet Aerospace, Inc.	343,719	9,661,941
Huntington Ingalls Industries, Inc.	35,855	6,307,253
Innovative Solutions & Support, Inc.	6,449	41,016
Kaman Corp.	23,766	1,156,454
Kratos Defense & Security Solutions, Inc. (a)(b)	107,497	2,956,168
L3Harris Technologies, Inc.	186,199	33,871,460
Lockheed Martin Corp.	217,697	71,894,434
Maxar Technologies, Inc.	54,701	2,617,443
Mercury Systems, Inc. (a)	49,848	3,258,065
Moog, Inc. Class A	25,926	2,013,413
National Presto Industries, Inc.	4,244	434,289
Northrop Grumman Corp.	137,225	40,023,044
PAE, Inc. (a)	59,526	486,327
Park Aerospace Corp. (b)	15,269	212,086
Parsons Corp. (a)	20,515	733,206
Raytheon Technologies Corp.	1,343,649	96,729,292
SIFCO Industries, Inc. (a)	6,229	50,579
Spirit AeroSystems Holdings, Inc. Class A	95,043	4,070,692
Teledyne Technologies, Inc. (a)	32,516	12,063,436
Textron, Inc.	202,677	10,202,760
The Boeing Co.	469,080	99,449,651
TransDigm Group, Inc. (a)	48,160	27,772,427
Triumph Group, Inc.	44,423	647,243
Vectrus, Inc. (a)	10,787	588,970
Virgin Galactic Holdings, Inc. (a)(b)	115,940	4,316,446
VirTra, Inc. (a)(b)	3,889	22,167
		509,530,097
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	55,004	1,459,806
Atlas Air Worldwide Holdings, Inc. (a)	22,887	1,261,760
C.H. Robinson Worldwide, Inc.	120,174	10,917,808
Echo Global Logistics, Inc. (a)	24,158	673,042
Expeditors International of Washington, Inc.	150,289	13,802,542
FedEx Corp.	213,042	54,219,189
Forward Air Corp.	26,415	2,265,615
Hub Group, Inc. Class A (a)	28,505	1,641,318
Radiant Logistics, Inc. (a)	33,553	227,154
United Parcel Service, Inc. Class B	632,543	99,834,262
XPO Logistics, Inc. (a)	80,424	9,377,438
		195,679,934
Airlines - 0.3%
Alaska Air Group, Inc.	108,896	7,080,418
Allegiant Travel Co.	11,719	2,955,415
American Airlines Group, Inc.	535,528	11,213,956
Delta Air Lines, Inc.	562,694	26,975,550
Hawaiian Holdings, Inc.	40,425	1,084,199
JetBlue Airways Corp. (a)	280,174	5,163,607
Mesa Air Group, Inc. (a)	28,046	342,161
SkyWest, Inc.	45,417	2,560,156
Southwest Airlines Co.	522,514	30,373,739
Spirit Airlines, Inc. (a)	85,122	3,054,177
United Airlines Holdings, Inc. (a)	256,945	13,535,863
		104,339,241
Building Products - 0.6%
A.O. Smith Corp.	119,312	7,083,553
AAON, Inc. (b)	36,122	2,785,006
Advanced Drain Systems, Inc.	43,494	4,785,210
Allegion PLC	81,469	8,862,198
Alpha PRO Tech Ltd. (a)(b)	10,785	150,774
American Woodmark Corp. (a)	15,409	1,439,355
Apogee Enterprises, Inc.	22,970	859,078
Armstrong Flooring, Inc. (a)	15,701	81,331
Armstrong World Industries, Inc.	42,974	3,677,715
Builders FirstSource, Inc. (a)	182,807	7,909,145
Carrier Global Corp.	718,234	26,237,088
Cornerstone Building Brands, Inc. (a)	39,315	447,798
CSW Industrials, Inc.	12,727	1,598,129
Fortune Brands Home & Security, Inc.	121,979	10,141,334
Gibraltar Industries, Inc. (a)	29,345	2,563,286
Griffon Corp.	40,659	1,000,211
Insteel Industries, Inc.	17,359	536,046
Jeld-Wen Holding, Inc. (a)	60,494	1,793,647
Johnson Controls International PLC	639,507	35,678,096
Lennox International, Inc.	30,825	8,623,910
Masco Corp.	229,584	12,218,460
Masonite International Corp. (a)	21,825	2,394,639
Owens Corning	96,061	7,782,862
PGT Innovations, Inc. (a)	54,117	1,276,620
Quanex Building Products Corp.	32,015	778,925
Resideo Technologies, Inc. (a)	123,377	2,963,516
Simpson Manufacturing Co. Ltd.	39,221	3,822,479
The AZEK Co., Inc.	109,553	4,832,383
Trane Technologies PLC	212,529	32,567,944
Trex Co., Inc. (a)	101,744	9,323,820
UFP Industries, Inc.	54,150	3,303,150
		207,517,708
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	59,843	2,584,021
ACCO Brands Corp.	84,762	686,572
Acme United Corp.	2,371	83,056
ADT, Inc.	132,575	1,008,896
Aqua Metals, Inc. (a)(b)	49,160	233,018
ARC Document Solutions, Inc.	19,899	41,987
Brady Corp. Class A	41,985	2,200,434
BrightView Holdings, Inc. (a)	32,971	524,569
Casella Waste Systems, Inc. Class A (a)	43,126	2,497,858
CECO Environmental Corp. (a)	24,514	201,015
Charah Solutions, Inc. (a)	3,727	15,206
Cimpress PLC (a)	17,463	1,730,234
Cintas Corp.	77,714	25,205,759
Clean Harbors, Inc. (a)	45,369	3,863,170
Copart, Inc. (a)	183,723	20,055,203
CoreCivic, Inc. (b)	104,432	749,822
Covanta Holding Corp.	105,678	1,484,776
Deluxe Corp.	37,924	1,499,136
Document Security Systems, Inc. (a)	1,793	6,329
Ennis, Inc.	26,005	515,419
Fuel Tech, Inc. (a)	13,852	48,759
Harsco Corp. (a)	70,047	1,145,969
Healthcare Services Group, Inc. (b)	65,898	1,874,798
Heritage-Crystal Clean, Inc. (a)	14,047	368,312
Herman Miller, Inc.	53,369	2,046,968
HNI Corp.	37,211	1,324,339
Hudson Technologies, Inc. (a)	22,452	32,555
IAA Spinco, Inc. (a)	118,457	6,945,134
Interface, Inc.	52,218	648,548
KAR Auction Services, Inc.	116,360	1,618,568
Kimball International, Inc. Class B	29,940	387,424
Knoll, Inc.	39,076	637,330
Matthews International Corp. Class A	31,026	1,107,628
McGrath RentCorp.	21,218	1,647,790
Montrose Environmental Group, Inc. (a)	12,152	593,990
MSA Safety, Inc.	32,432	5,221,228
NL Industries, Inc.	2,768	15,528
Odyssey Marine Exploration, Inc. (a)	5,710	41,226
Performant Financial Corp. (a)	26,271	35,466
Perma-Fix Environmental Services, Inc. (a)	7,911	55,061
PICO Holdings, Inc. (a)	17,860	163,240
Pitney Bowes, Inc.	156,630	1,328,222
Quad/Graphics, Inc. (b)	27,752	121,554
Quest Resource Holding Corp. (a)	878	2,643
R.R. Donnelley & Sons Co.	58,140	197,676
Recycling Asset Holdings, Inc. (a)(c)	478	17
Republic Services, Inc.	188,480	16,791,683
Rollins, Inc.	197,646	6,555,918
SP Plus Corp. (a)	18,865	625,375
Steelcase, Inc. Class A	75,396	1,051,020
Stericycle, Inc. (a)	81,922	5,314,280
Team, Inc. (a)	27,624	306,350
Tetra Tech, Inc.	47,321	6,547,807
The Brink's Co.	43,939	3,375,833
TOMI Environmental Solutions, Inc. (a)(b)	10,144	43,011
U.S. Ecology, Inc. (a)	30,878	1,179,848
UniFirst Corp.	13,768	3,335,849
Viad Corp.	17,824	745,756
Virco Manufacturing Co. (a)	791	2,452
VSE Corp.	6,870	264,907
Waste Management, Inc.	345,400	38,301,406
		177,237,948
Construction & Engineering - 0.2%
AECOM (a)	134,149	7,765,886
Aegion Corp. (a)	24,806	641,235
Ameresco, Inc. Class A (a)(b)	17,640	1,007,597
API Group Corp. (a)(d)	124,775	2,308,338
Arcosa, Inc.	43,717	2,480,065
Argan, Inc.	15,285	764,556
Comfort Systems U.S.A., Inc.	33,470	2,073,132
Concrete Pumping Holdings, Inc. (a)	19,351	119,202
Construction Partners, Inc. Class A (a)	29,695	859,373
Dycom Industries, Inc. (a)	27,515	2,107,099
EMCOR Group, Inc.	49,081	4,779,017
Fluor Corp. (b)	111,845	1,919,260
Granite Construction, Inc. (b)	40,498	1,392,321
Great Lakes Dredge & Dock Corp. (a)	57,407	872,012
HC2 Holdings, Inc. (a)	41,773	146,206
IES Holdings, Inc. (a)	18,500	848,040
Infrastructure and Energy Alternatives, Inc. (a)(b)	9,666	161,132
iSun, Inc. (a)(b)	3,437	47,087
Jacobs Engineering Group, Inc.	115,702	13,314,986
Limbach Holdings, Inc. (a)	4,235	52,006
MasTec, Inc. (a)	49,923	4,330,820
Matrix Service Co. (a)	21,025	285,309
MYR Group, Inc. (a)	15,180	894,861
Northwest Pipe Co. (a)	7,886	268,361
NV5 Global, Inc. (a)	9,833	1,015,356
Orbital Energy Group, Inc. (a)(b)	26,296	163,035
Orion Group Holdings, Inc. (a)	21,541	125,584
Primoris Services Corp.	38,338	1,283,173
Quanta Services, Inc.	121,858	10,217,793
SG Blocks, Inc. (a)(b)	12,110	61,519
Sterling Construction Co., Inc. (a)	26,135	595,355
Tutor Perini Corp. (a)	35,018	514,765
Valmont Industries, Inc.	18,971	4,487,211
Willscot Mobile Mini Holdings (a)	152,954	4,241,414
		72,143,106
Electrical Equipment - 0.7%
Acuity Brands, Inc.	32,399	3,994,797
Allied Motion Technologies, Inc.	8,140	395,116
American Superconductor Corp. (a)	21,801	518,646
AMETEK, Inc.	204,033	24,069,773
Atkore, Inc. (a)	41,693	2,820,531
Ault Global Holdings, Inc. (a)	4,896	19,829
AZZ, Inc.	23,171	1,183,806
Babcock & Wilcox Enterprises, Inc. (a)	53,263	377,102
Beam Global (a)(b)	5,197	219,002
Bloom Energy Corp. Class A (a)	103,353	2,948,661
Broadwind, Inc. (a)	14,244	99,566
Capstone Turbine Corp. (a)(b)	9,999	83,392
Eaton Corp. PLC	352,213	45,854,610
Emerson Electric Co.	528,312	45,382,001
Encore Wire Corp.	18,730	1,227,377
Energous Corp. (a)(b)	29,472	128,498
Energy Focus, Inc. (a)(b)	7,456	38,697
EnerSys	38,113	3,440,842
Espey Manufacturing & Electronics Corp.	594	11,464
Flux Power Holdings, Inc. (b)	6,814	87,764
FuelCell Energy, Inc. (a)	284,962	4,827,256
Generac Holdings, Inc. (a)	55,220	18,198,303
GrafTech International Ltd.	97,605	1,154,667
Hubbell, Inc. Class B	48,353	8,583,141
Ideal Power, Inc. (a)	1,124	19,299
LSI Industries, Inc.	22,994	207,406
nVent Electric PLC	149,883	3,935,928
Ocean Power Technologies, Inc. (a)	28,071	103,021
Orion Energy Systems, Inc. (a)	26,126	219,458
Plug Power, Inc. (a)	438,365	21,208,099
Polar Power, Inc. (a)	4,369	56,142
Powell Industries, Inc.	7,365	229,272
Preformed Line Products Co.	2,303	168,948
Regal Beloit Corp.	35,387	4,836,341
Rockwell Automation, Inc.	102,570	24,953,230
Sensata Technologies, Inc. PLC (a)	140,072	8,024,725
Shoals Technologies Group, Inc.	67,744	2,209,809
Sunrun, Inc. (a)	139,558	8,733,540
Sunworks, Inc. (a)	12,593	166,102
Thermon Group Holdings, Inc. (a)	32,362	661,156
TPI Composites, Inc. (a)(b)	26,660	1,270,616
Ultralife Corp. (a)	10,056	68,481
Vertiv Holdings Co.	204,352	4,277,087
Vicor Corp. (a)	19,264	1,897,311
		248,910,812
Industrial Conglomerates - 1.0%
3M Co.	510,533	89,373,907
Carlisle Companies, Inc.	47,717	6,930,894
General Electric Co.	7,746,729	97,143,982
Honeywell International, Inc.	620,968	125,652,875
Raven Industries, Inc.	32,183	1,261,574
Roper Technologies, Inc.	92,897	35,079,765
		355,442,997
Machinery - 2.0%
AGCO Corp.	53,601	6,940,257
AgEagle Aerial Systems, Inc. (a)(b)	43,963	356,100
Alamo Group, Inc.	8,624	1,316,281
Albany International Corp. Class A	27,735	2,192,452
Allison Transmission Holdings, Inc.	101,068	3,832,499
Altra Industrial Motion Corp.	53,178	3,080,070
Astec Industries, Inc.	19,769	1,342,710
Barnes Group, Inc.	43,557	2,280,209
Blue Bird Corp. (a)	12,217	296,995
Caterpillar, Inc.	480,115	103,647,226
Chart Industries, Inc. (a)	31,541	4,513,202
CIRCOR International, Inc. (a)	17,491	622,855
Colfax Corp. (a)	88,538	3,926,660
Columbus McKinnon Corp. (NY Shares)	20,365	1,025,174
Commercial Vehicle Group, Inc. (a)	27,036	248,461
Crane Co.	43,201	3,622,836
Cummins, Inc.	130,488	33,039,562
Deere & Co.	276,826	96,645,493
Donaldson Co., Inc.	113,570	6,690,409
Douglas Dynamics, Inc.	22,714	1,094,361
Dover Corp.	128,540	15,843,840
Eastern Co.	4,809	122,630
Energy Recovery, Inc. (a)	38,977	685,995
Enerpac Tool Group Corp. Class A	57,492	1,420,052
EnPro Industries, Inc.	17,692	1,421,375
ESCO Technologies, Inc. (b)	25,086	2,650,838
Evoqua Water Technologies Corp. (a)	103,438	2,539,403
ExOne Co. (a)	12,296	419,294
Federal Signal Corp.	56,606	2,061,024
Flowserve Corp.	115,226	4,263,362
Fortive Corp.	298,716	19,661,487
Franklin Electric Co., Inc.	35,518	2,665,981
FreightCar America, Inc. (a)	5,722	19,426
Gates Industrial Corp. PLC (a)	43,187	647,805
Gencor Industries, Inc. (a)	8,869	125,940
Gorman-Rupp Co.	19,061	609,761
Graco, Inc.	149,283	10,352,776
Graham Corp.	8,091	124,116
Greenbrier Companies, Inc. (b)	28,834	1,356,640
Helios Technologies, Inc.	28,488	1,863,115
Hillenbrand, Inc.	67,007	3,113,145
Hurco Companies, Inc.	5,048	158,659
Hyliion Holdings Corp. Class A (a)(b)	78,641	1,189,052
Hyster-Yale Materials Handling Class A	8,408	719,304
IDEX Corp.	66,937	13,064,094
Illinois Tool Works, Inc.	255,497	51,656,383
Ingersoll Rand, Inc. (a)	328,716	15,232,699
ITT, Inc.	77,006	6,389,958
John Bean Technologies Corp.	28,307	4,177,264
Kadant, Inc.	10,054	1,749,396
Kennametal, Inc.	73,292	2,738,189
L.B. Foster Co. Class A (a)	7,972	135,125
Lincoln Electric Holdings, Inc.	53,234	6,287,468
Lindsay Corp.	9,495	1,521,574
LiqTech International, Inc. (a)	12,279	135,929
Lydall, Inc. (a)	14,571	507,508
Manitex International, Inc. (a)	6,665	50,121
Manitowoc Co., Inc. (a)	32,716	532,944
Mayville Engineering Co., Inc. (a)	15,490	217,015
Meritor, Inc. (a)(b)	64,876	1,970,284
Middleby Corp. (a)	48,808	7,145,979
Miller Industries, Inc.	11,619	458,602
Mueller Industries, Inc.	49,565	2,014,322
Mueller Water Products, Inc. Class A	152,177	1,961,562
Navistar International Corp. (a)	44,175	1,946,351
Nikola Corp. (a)(b)	121,974	2,207,729
NN, Inc. (a)	36,230	221,365
Nordson Corp.	47,823	9,201,623
Omega Flex, Inc. (b)	2,807	484,208
Oshkosh Corp.	59,520	6,309,120
Otis Worldwide Corp.	360,635	22,976,056
PACCAR, Inc.	306,617	27,899,081
Park-Ohio Holdings Corp.	7,009	226,601
Parker Hannifin Corp.	113,424	32,548,151
Pentair PLC	146,749	8,207,672
Proto Labs, Inc. (a)(b)	24,098	3,510,597
RBC Bearings, Inc. (a)	22,461	4,471,087
REV Group, Inc.	22,476	279,152
Rexnord Corp.	106,149	4,771,398
Snap-On, Inc.	47,647	9,677,582
SPX Corp. (a)	39,524	2,197,139
SPX Flow, Inc. (a)	37,827	2,328,630
Standex International Corp.	12,288	1,204,961
Stanley Black & Decker, Inc.	141,479	24,736,188
Tennant Co.	16,238	1,237,336
Terex Corp.	61,429	2,529,646
The L.S. Starrett Co. Class A (a)	1,425	9,120
The Shyft Group, Inc.	28,651	942,331
Timken Co.	59,766	4,682,666
Titan International, Inc.	45,676	377,741
Toro Co.	95,902	9,664,045
TriMas Corp. (a)	40,699	1,367,079
Trinity Industries, Inc. (b)	75,643	2,428,140
Twin Disc, Inc. (a)	7,837	64,812
Wabash National Corp.	46,371	768,831
Watts Water Technologies, Inc. Class A	24,403	2,784,138
Welbilt, Inc. (a)	113,477	1,813,362
Westinghouse Air Brake Co.	157,743	11,425,325
Woodward, Inc.	51,987	5,937,955
Xylem, Inc.	160,034	15,932,985
		696,065,451
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	8,729	256,109
Genco Shipping & Trading Ltd.	27,147	285,044
Kirby Corp. (a)	54,327	3,398,697
Matson, Inc.	38,332	2,655,258
SEACOR Holdings, Inc. (a)	18,523	787,413
		7,382,521
Professional Services - 0.5%
Acacia Research Corp. (a)	45,627	323,952
ASGN, Inc. (a)	46,562	4,328,869
Atlas Technical Consultants, Inc. (a)	5,106	49,528
Barrett Business Services, Inc.	6,899	491,209
BG Staffing, Inc.	7,491	104,425
CBIZ, Inc. (a)	48,047	1,448,617
CoreLogic, Inc.	69,187	5,857,371
CoStar Group, Inc. (a)	34,817	28,680,852
CRA International, Inc.	7,078	390,493
DLH Holdings Corp. (a)	7,991	81,029
Dun & Bradstreet Holdings, Inc. (a)	121,117	2,647,618
Equifax, Inc.	107,677	17,430,753
Exponent, Inc.	45,967	4,434,436
Forrester Research, Inc. (a)	10,701	483,471
Franklin Covey Co. (a)	7,447	191,462
FTI Consulting, Inc. (a)	31,808	3,643,606
GP Strategies Corp. (a)	9,567	125,615
Heidrick & Struggles International, Inc.	18,657	669,600
Hill International, Inc. (a)	42,165	107,942
Hirequest, Inc.	118	1,771
Hudson Global, Inc. (a)	411	6,079
Huron Consulting Group, Inc. (a)	20,130	1,024,617
ICF International, Inc.	16,403	1,368,830
IHS Markit Ltd.	328,523	29,619,634
Insperity, Inc.	31,674	2,809,484
Kelly Services, Inc. Class A (non-vtg.)	31,091	647,315
Kforce, Inc.	17,273	886,969
Korn Ferry	47,779	2,940,797
Lightbridge Corp. (a)(b)	3,133	20,333
Manpower, Inc.	50,906	4,807,563
Mastech Digital, Inc. (a)	2,724	43,584
MISTRAS Group, Inc. (a)	16,633	132,399
Nielsen Holdings PLC	313,204	7,018,902
RCM Technologies, Inc. (a)	2,921	11,596
Red Violet, Inc. (a)	6,805	157,876
Rekor Systems, Inc. (a)	22,126	342,068
Resources Connection, Inc.	24,619	314,138
Robert Half International, Inc.	101,520	7,897,241
TransUnion Holding Co., Inc.	168,595	14,197,385
TriNet Group, Inc. (a)	35,638	2,860,662
TrueBlue, Inc. (a)	29,284	609,986
Upwork, Inc. (a)	79,621	4,289,979
Verisk Analytics, Inc.	144,155	23,619,797
Volt Information Sciences, Inc. (a)	21,961	61,052
Willdan Group, Inc. (a)	10,213	447,942
		177,628,847
Road & Rail - 1.1%
AMERCO	8,221	4,724,773
ArcBest Corp.	22,346	1,318,191
Avis Budget Group, Inc. (a)	45,403	2,522,137
Covenant Transport Group, Inc. Class A (a)	10,257	186,472
CSX Corp.	676,392	61,923,688
Daseke, Inc. (a)(b)	52,656	290,661
Heartland Express, Inc.	46,160	840,112
HyreCar, Inc. (a)	13,458	138,483
J.B. Hunt Transport Services, Inc.	73,624	10,813,157
Kansas City Southern	82,724	17,565,614
Knight-Swift Transportation Holdings, Inc. Class A	110,692	4,781,894
Landstar System, Inc.	33,970	5,439,956
Lyft, Inc. (a)	223,338	12,439,927
Marten Transport Ltd.	51,356	830,940
Norfolk Southern Corp.	224,707	56,639,646
Old Dominion Freight Lines, Inc.	85,098	18,276,497
P.A.M. Transportation Services, Inc. (a)	1,031	59,788
Patriot Transportation Holding, Inc.	2,215	23,302
Ryder System, Inc.	47,488	3,218,262
Saia, Inc. (a)	22,759	4,563,862
Schneider National, Inc. Class B	32,427	750,037
U.S. Xpress Enterprises, Inc. (a)	17,801	164,659
U.S.A. Truck, Inc. (a)	5,140	71,446
Uber Technologies, Inc. (a)	1,231,188	63,713,979
Union Pacific Corp.	596,192	122,791,704
Universal Logistics Holdings, Inc.	5,732	134,186
Werner Enterprises, Inc.	53,157	2,281,498
Yellow Corp. (a)	42,446	253,403
		396,758,274
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	202	2,458
Air Lease Corp. Class A	94,404	4,329,367
Alta Equipment Group, Inc. (a)	19,039	202,004
Applied Industrial Technologies, Inc.	34,165	2,916,666
Beacon Roofing Supply, Inc. (a)	48,190	2,304,928
BlueLinx Corp. (a)	8,868	355,607
Boise Cascade Co.	34,935	1,744,654
CAI International, Inc.	14,791	650,804
DXP Enterprises, Inc. (a)	12,957	389,228
EVI Industries, Inc. (a)(b)	4,280	156,648
Fastenal Co.	508,164	23,563,565
GATX Corp. (b)	31,618	3,017,306
General Finance Corp. (a)	10,603	106,984
GMS, Inc. (a)	37,694	1,379,600
H&E Equipment Services, Inc.	27,772	858,988
Herc Holdings, Inc. (a)	21,503	1,887,103
Houston Wire & Cable Co. (a)	5,304	21,640
Huttig Building Products, Inc. (a)	18,556	73,853
India Globalization Capital, Inc. (a)(b)	24,839	43,717
Lawson Products, Inc. (a)(b)	7,326	388,278
MRC Global, Inc. (a)	53,654	468,936
MSC Industrial Direct Co., Inc. Class A	41,078	3,538,048
Nesco Holdings, Inc. Class A (a)	16,304	132,062
NOW, Inc. (a)	99,544	1,058,153
Rush Enterprises, Inc.:
Class A	45,222	1,918,769
Class B	44	1,670
SiteOne Landscape Supply, Inc. (a)	39,594	6,276,045
Systemax, Inc.	13,966	504,173
Titan Machinery, Inc. (a)	18,915	463,418
Transcat, Inc. (a)	5,369	240,692
Triton International Ltd.	60,154	3,475,698
United Rentals, Inc. (a)	63,336	18,834,860
Univar, Inc. (a)	151,660	3,019,551
Veritiv Corp. (a)	10,297	244,863
W.W. Grainger, Inc.	39,933	14,883,428
Watsco, Inc.	29,083	7,070,077
WESCO International, Inc. (a)	37,879	3,040,926
Willis Lease Finance Corp. (a)	2,400	77,520
		109,642,287
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	63,065	1,976,457

TOTAL INDUSTRIALS		3,260,255,680

INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	34,335	3,948,182
ADTRAN, Inc.	42,996	724,053
Applied Optoelectronics, Inc. (a)(b)	18,341	171,030
Arista Networks, Inc. (a)	47,958	13,420,567
Aviat Networks, Inc. (a)	3,164	194,048
BK Technologies Corp.	2,781	11,708
Blonder Tongue Laboratories, Inc. (a)(b)	989	1,513
CalAmp Corp. (a)	28,948	323,349
Calix Networks, Inc. (a)	49,501	1,955,785
Cambium Networks Corp. (a)	4,865	205,741
Casa Systems, Inc. (a)	27,686	227,302
Ciena Corp. (a)	135,267	7,056,879
Cisco Systems, Inc.	3,736,376	167,651,191
Clearfield, Inc. (a)	9,321	302,094
ClearOne, Inc. (a)	9,941	32,010
CommScope Holding Co., Inc. (a)	179,910	2,624,887
Communications Systems, Inc.	2,700	14,310
Comtech Telecommunications Corp.	22,459	603,698
Digi International, Inc. (a)	26,080	609,229
DZS, Inc. (a)	11,384	189,430
EchoStar Holding Corp. Class A (a)	43,185	980,300
EMCORE Corp. (a)	22,878	155,342
Extreme Networks, Inc. (a)	107,272	983,684
F5 Networks, Inc. (a)	53,875	10,235,173
Genasys, Inc. (a)(b)	28,754	197,540
Harmonic, Inc. (a)	89,505	693,216
Infinera Corp. (a)(b)	169,039	1,660,808
Inseego Corp. (a)(b)	57,226	834,927
Juniper Networks, Inc.	294,584	6,857,916
KVH Industries, Inc. (a)	13,247	180,954
Lantronix, Inc. (a)	14,398	67,383
Lumentum Holdings, Inc. (a)	67,480	6,073,200
Motorola Solutions, Inc.	150,132	26,345,163
NETGEAR, Inc. (a)(b)	25,947	1,037,880
NetScout Systems, Inc. (a)	66,379	1,873,215
Network-1 Security Solutions, Inc.	6,331	20,956
Optical Cable Corp. (a)	166	614
PC-Tel, Inc.	12,680	95,861
Plantronics, Inc.	33,992	1,376,336
Resonant, Inc. (a)	33,923	173,347
Ribbon Communications, Inc. (a)	104,530	903,139
Tessco Technologies, Inc.	4,410	30,914
Ubiquiti, Inc. (b)	6,668	2,126,559
ViaSat, Inc. (a)(b)	56,827	2,906,133
Viavi Solutions, Inc. (a)	209,429	3,389,608
Vislink Technologies, Inc. (a)(b)	22,741	73,681
Westell Technologies, Inc. Class A (a)	5,599	4,517
		269,545,372
Electronic Equipment & Components - 0.9%
Airgain, Inc. (a)	8,355	195,674
Akoustis Technologies, Inc. (a)(b)	27,367	391,074
Amphenol Corp. Class A	265,128	33,321,287
Applied DNA Sciences, Inc. (a)	3,677	32,909
Arlo Technologies, Inc. (a)	68,838	479,112
Arrow Electronics, Inc. (a)	66,830	6,700,376
Avnet, Inc.	88,249	3,359,639
Badger Meter, Inc. (b)	25,684	2,789,026
Bel Fuse, Inc. Class B (non-vtg.)	9,471	168,110
Belden, Inc.	40,963	1,810,974
Benchmark Electronics, Inc.	31,536	895,622
CDW Corp.	126,679	19,874,668
Cemtrex, Inc. (a)	28,416	52,854
ClearSign Combustion Corp. (a)	30,692	145,173
Coda Octopus Group, Inc. (a)(b)	2,455	18,413
Cognex Corp.	154,098	12,726,954
Coherent, Inc. (a)	21,528	5,208,484
Corning, Inc.	675,940	25,847,946
CPS Technologies Corp. (a)	6,405	126,755
CTS Corp.	28,792	926,239
Daktronics, Inc.	29,851	161,494
Digital Ally, Inc. (a)(b)	15,010	28,819
Dolby Laboratories, Inc. Class A	56,972	5,562,176
eMagin Corp. (a)	54,556	208,949
ePlus, Inc. (a)	11,695	1,105,879
Fabrinet (a)	33,464	2,955,875
FARO Technologies, Inc. (a)	16,302	1,523,585
FLIR Systems, Inc.	115,086	6,145,592
Frequency Electronics, Inc. (a)	770	9,117
Identiv, Inc. (a)	16,455	183,309
IEC Electronics Corp. (a)	10,084	124,336
II-VI, Inc. (a)	90,519	7,630,752
Insight Enterprises, Inc. (a)	31,679	2,648,048
Intellicheck, Inc. (a)	16,349	198,967
IPG Photonics Corp. (a)	31,977	7,269,971
Iteris, Inc. (a)	36,087	198,839
Itron, Inc. (a)	36,114	4,234,005
Jabil, Inc.	118,595	5,119,746
KEY Tronic Corp. (a)	5,878	48,317
Keysight Technologies, Inc. (a)	163,672	23,162,861
Kimball Electronics, Inc. (a)	25,045	588,057
Knowles Corp. (a)	79,584	1,654,551
LGL Group, Inc. (a)	2,530	29,171
LGL Group, Inc. warrants 11/16/25 (a)	2,530	1,265
LightPath Technologies, Inc. Class A (a)(b)	20,018	79,071
Littelfuse, Inc.	21,722	5,652,499
Luna Innovations, Inc. (a)(b)	25,649	301,119
Methode Electronics, Inc. Class A	32,397	1,261,215
MicroVision, Inc. (a)(b)	132,038	1,963,405
MICT, Inc. (a)	45,401	119,405
MTS Systems Corp.	17,018	993,170
Napco Security Technolgies, Inc. (a)	9,269	288,544
National Instruments Corp.	116,835	5,187,474
Neonode, Inc. (a)	3,908	30,756
nLIGHT, Inc. (a)	30,311	1,155,455
Novanta, Inc. (a)	31,852	4,214,975
OSI Systems, Inc. (a)	14,651	1,386,278
Par Technology Corp. (a)	16,865	1,465,231
PC Connection, Inc.	8,831	406,314
Plexus Corp. (a)	27,222	2,286,104
Powerfleet, Inc. (a)	24,962	196,451
Research Frontiers, Inc. (a)(b)	16,079	64,798
RF Industries Ltd.	5,266	30,753
Richardson Electronics Ltd.	6,989	43,821
Rogers Corp. (a)	16,783	3,045,779
Sanmina Corp. (a)	57,601	2,051,748
ScanSource, Inc. (a)	22,113	628,894
SMTC Corp. (a)	17,310	101,090
SYNNEX Corp.	36,038	3,213,148
TE Connectivity Ltd.	292,157	37,989,175
Trimble, Inc. (a)	219,997	16,310,578
TTM Technologies, Inc. (a)(b)	97,427	1,375,669
Velodyne Lidar, Inc. (a)(b)	32,316	474,722
Vishay Intertechnology, Inc.	120,652	2,879,963
Vishay Precision Group, Inc. (a)	10,267	331,829
Vontier Corp. (a)	147,274	4,624,404
Wayside Technology Group, Inc.	2,050	42,025
Wireless Telecom Group, Inc. (a)	3,302	6,175
Wrap Technologies, Inc. (a)(b)	22,749	119,660
Zebra Technologies Corp. Class A (a)	47,044	23,495,185
		309,681,852
IT Services - 5.3%
Accenture PLC Class A	560,385	140,600,597
Affirm Holdings, Inc. (b)	21,680	2,017,541
Akamai Technologies, Inc. (a)	146,283	13,823,744
Alliance Data Systems Corp.	41,907	4,044,026
Automatic Data Processing, Inc.	379,365	66,017,097
BigCommerce Holdings, Inc. (a)(b)	9,569	565,624
Black Knight, Inc. (a)	138,307	10,606,764
BM Technologies, Inc.	4,055	45,984
Booz Allen Hamilton Holding Corp. Class A	121,506	9,372,973
Brightcove, Inc. (a)	35,720	777,982
Broadridge Financial Solutions, Inc.	102,060	14,542,529
CACI International, Inc. Class A (a)	22,559	4,993,209
Cardtronics PLC (a)	31,411	1,210,894
Cass Information Systems, Inc.	9,726	418,996
Cognizant Technology Solutions Corp. Class A	472,375	34,710,115
Computer Task Group, Inc. (a)	7,607	63,290
Concentrix Corp. (a)	36,229	4,474,644
Conduent, Inc. (a)	148,873	800,937
CSG Systems International, Inc.	31,564	1,456,679
CSP, Inc.	1,089	9,137
DXC Technology Co.	227,290	5,732,254
EPAM Systems, Inc. (a)	49,377	18,447,741
Euronet Worldwide, Inc. (a)	46,203	6,944,773
EVERTEC, Inc.	54,247	2,110,208
EVO Payments, Inc. Class A (a)	40,400	1,028,584
Exela Technologies, Inc. (a)	37,593	81,201
ExlService Holdings, Inc. (a)	30,921	2,616,535
Fastly, Inc. Class A (a)(b)	74,837	5,506,506
Fidelity National Information Services, Inc.	548,429	75,683,202
Fiserv, Inc. (a)	507,979	58,605,537
FleetCor Technologies, Inc. (a)	73,710	20,440,520
Gartner, Inc. (a)	78,763	14,101,728
Genpact Ltd.	156,466	6,327,485
Global Payments, Inc.	264,525	52,373,305
GoDaddy, Inc. (a)	149,871	12,157,536
GreenSky, Inc. Class A (a)	50,460	268,447
Grid Dynamics Holdings, Inc. (a)	24,024	358,198
GTT Communications, Inc. (a)(b)	22,906	43,063
Hackett Group, Inc.	25,288	394,999
i3 Verticals, Inc. Class A (a)	15,841	525,921
IBM Corp.	787,317	93,635,611
Information Services Group, Inc. (a)	31,896	116,101
Innodata, Inc. (a)	16,295	95,326
Inpixon (a)(b)	31,695	40,253
International Money Express, Inc. (a)	23,580	347,333
Jack Henry & Associates, Inc.	67,299	9,989,864
KBR, Inc.	125,570	3,892,670
Leidos Holdings, Inc.	118,127	10,448,333
Limelight Networks, Inc. (a)(b)	104,707	342,392
Liveramp Holdings, Inc. (a)	57,879	3,655,638
ManTech International Corp. Class A	24,065	1,880,920
Marathon Patent Group, Inc. (a)(b)	41,996	1,266,179
MasterCard, Inc. Class A	778,126	275,339,885
Maximus, Inc.	54,343	4,416,999
MoneyGram International, Inc. (a)	51,313	342,258
MongoDB, Inc. Class A (a)	44,492	17,170,798
NIC, Inc.	59,413	2,062,225
Okta, Inc. (a)	106,576	27,864,295
Paya Holdings, Inc. (a)	51,829	625,058
Paychex, Inc.	282,713	25,746,673
PayPal Holdings, Inc. (a)	1,035,933	269,187,190
Paysign, Inc. (a)(b)	30,038	136,072
Perficient, Inc. (a)	29,317	1,632,664
Perspecta, Inc.	124,359	3,631,283
PFSweb, Inc. (a)	14,740	103,475
PRGX Global, Inc. (a)	15,949	121,691
Priority Technology Holdings, Inc. (a)	7,215	65,512
Rackspace Technology, Inc. (a)	29,563	621,414
Repay Holdings Corp. (a)	60,266	1,313,799
Sabre Corp.	284,901	4,185,196
Science Applications International Corp.	51,223	4,411,837
ServiceSource International, Inc. (a)	67,777	108,782
Shift4 Payments, Inc.	31,422	2,403,783
Snowflake Computing, Inc. (b)	28,941	7,511,347
Square, Inc. (a)	338,524	77,870,676
StarTek, Inc. (a)	9,134	74,077
Steel Connect, Inc. (a)	35,785	61,550
Switch, Inc. Class A	73,030	1,266,340
Sykes Enterprises, Inc. (a)	34,825	1,422,950
The Western Union Co.	366,554	8,511,384
Ttec Holdings, Inc.	16,104	1,354,991
Tucows, Inc. (a)	8,756	691,899
Twilio, Inc. Class A (a)	129,810	50,999,753
Unisys Corp. (a)	55,803	1,369,964
Usio, Inc. (a)	12,400	77,748
VeriSign, Inc. (a)	88,997	17,268,088
Verra Mobility Corp. (a)	121,990	1,738,358
Visa, Inc. Class A (b)	1,499,579	318,495,584
WEX, Inc. (a)	38,852	8,094,814
WidePoint Corp. (a)	6,632	70,299
		1,858,381,836
Semiconductors & Semiconductor Equipment - 5.2%
ACM Research, Inc. (a)	9,050	879,298
Advanced Energy Industries, Inc.	33,503	3,499,388
Advanced Micro Devices, Inc.(a)	1,061,617	89,717,253
AEHR Test Systems (a)	18,714	52,399
Allegro MicroSystems LLC (a)	36,948	965,821
Alpha & Omega Semiconductor Ltd. (a)	18,423	648,305
Ambarella, Inc. (a)	30,102	3,386,174
Amkor Technology, Inc.	97,323	2,325,046
Amtech Systems, Inc. (a)	9,659	92,630
Analog Devices, Inc.	325,784	50,763,663
Applied Materials, Inc.	806,085	95,271,186
Array Technologies, Inc.	70,473	2,613,139
Atomera, Inc. (a)(b)	16,259	454,927
Axcelis Technologies, Inc. (a)	29,965	1,104,810
AXT, Inc. (a)	33,785	436,840
Broadcom, Inc.	357,456	167,957,851
Brooks Automation, Inc.	63,731	5,299,870
Ceva, Inc. (a)	19,413	1,188,658
Cirrus Logic, Inc. (a)	52,204	4,269,243
CMC Materials, Inc.	25,697	4,381,339
Cohu, Inc.	36,481	1,585,099
Cree, Inc. (a)	99,963	11,341,802
CVD Equipment Corp. (a)	7,163	35,314
CyberOptics Corp. (a)	5,738	153,492
Diodes, Inc. (a)	37,725	2,962,167
DSP Group, Inc. (a)	26,389	410,877
Enphase Energy, Inc. (a)	113,993	20,069,608
Entegris, Inc.	118,471	12,464,334
Everspin Technologies, Inc. (a)(b)	9,792	55,521
First Solar, Inc. (a)	75,563	6,122,114
FormFactor, Inc. (a)	69,987	3,175,310
GSI Technology, Inc. (a)	11,507	84,461
Ichor Holdings Ltd. (a)	20,251	865,933
Impinj, Inc. (a)	19,276	1,233,086
Inphi Corp. (a)	45,238	7,445,722
Intel Corp.	3,625,191	220,339,109
Intest Corp. (a)	2,847	24,342
KLA Corp.	136,221	42,396,062
Kopin Corp. (a)	58,397	488,199
Kulicke & Soffa Industries, Inc.	54,498	2,717,270
Lam Research Corp.	127,080	72,078,505
Lattice Semiconductor Corp. (a)	122,272	5,883,729
MACOM Technology Solutions Holdings, Inc. (a)	39,617	2,549,354
Marvell Technology Group Ltd.	605,277	29,222,774
Maxim Integrated Products, Inc.	235,251	21,918,336
MaxLinear, Inc. Class A (a)	58,844	2,340,226
Microchip Technology, Inc.	229,286	34,995,922
Micron Technology, Inc. (a)	982,924	89,967,034
MKS Instruments, Inc.	48,346	7,972,255
Monolithic Power Systems, Inc.	38,019	14,238,876
MoSys, Inc. (a)	89	446
NeoPhotonics Corp. (a)	46,343	445,356
NVE Corp. (b)	4,775	336,494
NVIDIA Corp.	547,167	300,164,873
NXP Semiconductors NV	246,834	45,059,547
ON Semiconductor Corp. (a)	371,234	14,949,593
Onto Innovation, Inc. (a)	43,634	2,725,380
PDF Solutions, Inc. (a)	27,073	497,060
Photronics, Inc. (a)	58,765	699,891
Pixelworks, Inc. (a)	27,639	99,224
Power Integrations, Inc.	52,952	4,679,368
Qorvo, Inc. (a)	103,402	18,067,431
Qualcomm, Inc.	999,366	136,103,656
QuickLogic Corp. (a)	6,639	59,087
Rambus, Inc. (a)	101,534	2,130,183
Rubicon Technology, Inc. (a)	738	7,461
Semtech Corp. (a)	56,895	4,170,972
Silicon Laboratories, Inc. (a)	38,612	6,013,433
SiTime Corp. (a)	11,094	1,080,888
Skyworks Solutions, Inc.	149,616	26,604,717
SMART Global Holdings, Inc. (a)	12,823	598,706
SolarEdge Technologies, Inc. (a)	45,950	13,707,345
SunPower Corp. (a)(b)	71,324	2,479,935
Synaptics, Inc. (a)	31,382	4,206,129
Teradyne, Inc.	149,266	19,197,100
Texas Instruments, Inc.	810,958	139,703,735
Ultra Clean Holdings, Inc. (a)	34,994	1,623,022
Universal Display Corp.	38,381	8,124,874
Veeco Instruments, Inc. (a)	43,027	925,081
Xilinx, Inc.	215,906	28,132,552
		1,833,038,212
Software - 9.1%
2U, Inc. (a)(b)	65,237	2,585,342
8x8, Inc. (a)	96,298	3,294,355
A10 Networks, Inc. (a)	53,724	501,782
ACI Worldwide, Inc. (a)	102,091	3,906,002
Adobe, Inc. (a)	423,490	194,665,648
Agilysys, Inc. (a)(b)	18,421	1,097,707
Alarm.com Holdings, Inc. (a)	38,354	3,370,550
Altair Engineering, Inc. Class A (a)	37,098	2,284,866
Alteryx, Inc. Class A (a)	49,023	4,686,599
American Software, Inc. Class A	27,822	562,004
Anaplan, Inc. (a)	123,888	8,051,481
ANSYS, Inc. (a)	75,537	25,757,362
AppFolio, Inc. (a)	14,630	2,399,613
Appian Corp. Class A (a)(b)	34,173	5,874,339
Asana, Inc. (a)	6,516	225,649
Aspen Technology, Inc. (a)	59,333	8,930,210
Asure Software, Inc. (a)(b)	10,107	78,734
AudioEye, Inc. (a)	4,634	146,249
Autodesk, Inc. (a)	193,652	53,447,952
Avalara, Inc. (a)	73,820	11,585,311
Avaya Holdings Corp. (a)	68,295	2,026,313
Aware, Inc. (a)	5,680	25,219
Benefitfocus, Inc. (a)	24,431	371,351
Bill.Com Holdings, Inc. (a)	53,330	8,799,983
Bio-Key International, Inc. (a)(b)	11,210	45,737
Blackbaud, Inc.	44,128	3,036,889
BlackLine, Inc. (a)	45,775	5,677,016
Bottomline Technologies, Inc. (a)	35,479	1,592,298
Box, Inc. Class A (a)	125,579	2,304,375
BSQUARE Corp. (a)	13,276	63,725
Cadence Design Systems, Inc. (a)	244,533	34,501,161
CDK Global, Inc.	105,674	5,298,494
Cerence, Inc. (a)(b)	32,282	3,590,404
Ceridian HCM Holding, Inc. (a)	113,852	10,207,970
ChannelAdvisor Corp. (a)	23,508	531,281
Citrix Systems, Inc.	108,151	14,446,811
Cleanspark, Inc. (a)(b)	17,463	417,890
Cloudera, Inc. (a)	194,345	3,136,728
Cloudflare, Inc. (a)	157,674	11,663,146
CommVault Systems, Inc. (a)	42,369	2,700,176
Cornerstone OnDemand, Inc. (a)	54,902	2,773,649
Coupa Software, Inc. (a)	62,200	21,537,372
Crowdstrike Holdings, Inc. (a)	169,694	36,653,904
Datadog, Inc. Class A (a)	174,063	16,607,351
Datto Holding Corp.	19,496	453,867
Digimarc Corp. (a)(b)	11,277	412,625
Digital Turbine, Inc. (a)	66,794	5,515,181
DocuSign, Inc. (a)	168,166	38,116,506
Domo, Inc. Class B (a)	23,375	1,489,689
Dropbox, Inc. Class A (a)	264,786	5,969,600
Duck Creek Technologies, Inc. (a)(b)	28,723	1,358,598
Dynatrace, Inc. (a)	165,563	8,238,415
Ebix, Inc. (b)	19,439	473,923
eGain Communications Corp. (a)	18,108	210,415
Elastic NV (a)	54,225	7,287,298
Envestnet, Inc. (a)	46,962	3,006,507
Everbridge, Inc. (a)(b)	30,623	4,692,362
Evolving Systems, Inc. (a)	1,466	4,119
Fair Isaac Corp. (a)	25,423	11,632,294
FireEye, Inc. (a)	206,285	3,985,426
Five9, Inc. (a)	57,085	10,574,425
Fortinet, Inc. (a)	118,293	19,973,773
fuboTV, Inc. (a)(b)	44,917	1,585,570
GSE Systems, Inc. (a)	36,520	70,849
GTY Technology Holdings, Inc. (a)	35,071	257,070
Guidewire Software, Inc. (a)	73,157	8,119,695
HubSpot, Inc. (a)	37,823	19,478,845
Intelligent Systems Corp. (a)(b)	7,018	278,474
InterDigital, Inc.	27,344	1,732,789
Intrusion, Inc. (a)(b)	13,138	320,304
Intuit, Inc.	231,830	90,446,156
Inuvo, Inc. (a)(b)	47,502	50,352
Issuer Direct Corp. (a)	3,190	69,733
j2 Global, Inc. (a)(b)	37,164	4,139,326
Jamf Holding Corp. (a)	24,268	907,623
Kaspien Holdings, Inc. (a)	43	1,372
LivePerson, Inc. (a)	55,012	3,609,887
Manhattan Associates, Inc. (a)	56,643	6,964,257
Marin Software, Inc. (a)	420	836
McAfee Corp. (b)	28,897	598,168
Medallia, Inc. (a)(b)	73,342	2,960,817
Microsoft Corp.	6,688,593	1,554,295,241
MicroStrategy, Inc. Class A (a)(b)	6,577	4,935,447
Mimecast Ltd. (a)	52,521	2,252,100
Mitek Systems, Inc. (a)	32,640	498,739
Model N, Inc. (a)	26,074	1,104,234
Net Element International, Inc. (a)	2,799	28,774
NetSol Technologies, Inc. (a)	4,917	22,372
New Relic, Inc. (a)	47,422	2,899,381
NortonLifeLock, Inc.	517,930	10,104,814
Nuance Communications, Inc. (a)	252,541	11,263,329
Nutanix, Inc. Class A (a)	165,259	5,004,869
NXT-ID, Inc. (a)	9,811	16,188
Oblong, Inc. (a)	3,474	14,278
Onespan, Inc. (a)	31,110	726,730
Oracle Corp.	1,676,218	108,132,823
Pagerduty, Inc. (a)(b)	52,191	2,335,025
Palantir Technologies, Inc. (a)(b)	332,268	7,941,205
Palo Alto Networks, Inc. (a)	85,484	30,629,772
Park City Group, Inc. (a)	5,806	35,300
Paycom Software, Inc. (a)	43,048	16,110,284
Paylocity Holding Corp. (a)	32,530	6,219,411
Pegasystems, Inc.	34,195	4,525,708
Phunware, Inc. (a)	48,016	86,429
Ping Identity Holding Corp. (a)	32,928	771,503
Pluralsight, Inc. (a)	89,069	1,833,931
Progress Software Corp.	40,151	1,708,024
Proofpoint, Inc. (a)	51,762	6,259,061
PROS Holdings, Inc. (a)(b)	34,733	1,646,344
PTC, Inc. (a)	91,067	12,470,715
Q2 Holdings, Inc. (a)	44,696	5,447,548
QAD, Inc.:
Class A	10,346	664,213
Class B	1,267	58,320
Qualtrics International, Inc.	45,082	1,713,116
Qualys, Inc. (a)(b)	29,747	2,890,219
Qumu Corp. (a)	12,633	113,318
Rapid7, Inc. (a)	43,574	3,322,082
RealNetworks, Inc. (a)	17,271	75,474
RealPage, Inc. (a)	78,662	6,826,288
Rimini Street, Inc. (a)	23,129	179,712
RingCentral, Inc. (a)	69,852	26,415,232
Riot Blockchain, Inc. (a)	61,271	2,679,994
SailPoint Technologies Holding, Inc. (a)(b)	77,379	4,362,628
Salesforce.com, Inc. (a)	808,537	175,048,261
SeaChange International, Inc. (a)	22,733	26,825
SecureWorks Corp. (a)	7,771	112,136
ServiceNow, Inc. (a)	172,053	91,783,393
SharpSpring, Inc. (a)	10,181	227,444
ShotSpotter, Inc. (a)(b)	7,676	322,238
Slack Technologies, Inc. Class A (a)	440,328	18,022,625
Smartsheet, Inc. (a)	99,074	6,860,875
Smith Micro Software, Inc. (a)	29,852	197,023
SolarWinds, Inc. (a)	61,750	999,733
Splunk, Inc. (a)	140,748	20,128,371
Sprout Social, Inc. (a)	23,260	1,580,982
SPS Commerce, Inc. (a)	31,724	3,195,559
SS&C Technologies Holdings, Inc.	195,045	12,927,583
Sumo Logic, Inc. (b)	12,217	371,152
Support.com, Inc. (a)	11,561	24,741
SVMK, Inc. (a)	102,998	1,917,823
Synacor, Inc. (a)	19,090	40,662
Synchronoss Technologies, Inc. (a)	30,309	134,269
Synopsys, Inc. (a)	133,780	32,804,194
Tenable Holdings, Inc. (a)	60,328	2,468,018
Teradata Corp. (a)	99,120	3,974,712
The Trade Desk, Inc. (a)	37,867	30,497,703
Tyler Technologies, Inc. (a)	35,455	16,430,556
Upland Software, Inc. (a)	22,860	1,129,970
Varonis Systems, Inc. (a)	30,406	5,580,717
Verb Technology Co., Inc. (a)(b)	28,942	65,988
Verint Systems, Inc. (a)	57,281	2,823,380
Veritone, Inc. (a)	21,890	789,135
Vertex, Inc. Class A (a)(b)	22,092	679,329
VirnetX Holding Corp. (b)	54,418	378,749
VMware, Inc. Class A (a)(b)	73,584	10,170,045
Workday, Inc. Class A (a)	158,561	38,875,986
Workiva, Inc. (a)	33,824	3,421,298
Xperi Holding Corp. (b)	92,971	1,961,688
Yext, Inc. (a)	83,409	1,411,280
Zendesk, Inc. (a)	101,536	14,838,471
Zix Corp. (a)	48,838	360,424
Zoom Video Communications, Inc. Class A (a)	183,845	68,686,330
Zscaler, Inc. (a)	66,670	13,669,350
Zuora, Inc. (a)	89,598	1,337,698
		3,221,345,035
Technology Hardware, Storage & Peripherals - 5.2%
3D Systems Corp. (a)	112,963	4,048,594
Apple, Inc.	14,141,877	1,714,843,938
Astro-Med, Inc.	3,839	42,843
Avid Technology, Inc. (a)	37,009	717,605
Boxlight Corp. (a)(b)	31,692	88,104
Corsair Gaming, Inc.	18,525	663,936
Dell Technologies, Inc. (a)	206,837	16,768,276
Diebold Nixdorf, Inc. (a)	66,754	969,268
Eastman Kodak Co. (a)(b)	55,448	477,962
Hewlett Packard Enterprise Co.	1,142,109	16,629,107
HP, Inc.	1,216,061	35,229,287
Immersion Corp. (a)	17,776	176,160
Intevac, Inc. (a)	20,748	132,165
NCR Corp. (a)	113,778	3,954,923
NetApp, Inc.	196,905	12,326,253
One Stop Systems, Inc. (a)(b)	9,489	61,204
Pure Storage, Inc. Class A (a)	210,602	4,923,875
Quantum Corp. (a)	35,103	292,759
Seagate Technology LLC	196,673	14,402,364
Sonim Technologies, Inc. (a)	31,339	32,593
Super Micro Computer, Inc. (a)	38,850	1,267,676
Transact Technologies, Inc. (a)	3,227	34,174
Western Digital Corp.	275,464	18,877,548
Xerox Holdings Corp.	147,596	3,760,746
		1,850,721,360

TOTAL INFORMATION TECHNOLOGY		9,342,713,667

MATERIALS - 2.8%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	15,397	87,763
AdvanSix, Inc. (a)	24,081	669,452
AgroFresh Solutions, Inc. (a)	16,647	39,786
Air Products & Chemicals, Inc.	195,461	49,963,741
Albemarle Corp. U.S.	104,028	16,354,242
American Vanguard Corp.	21,886	427,215
Amyris, Inc. (a)(b)	137,940	1,903,572
Ashland Global Holdings, Inc.	47,598	4,003,944
Avient Corp.	80,495	3,478,994
Axalta Coating Systems Ltd. (a)	187,697	5,131,636
Balchem Corp.	29,694	3,544,276
Cabot Corp.	51,351	2,528,010
Celanese Corp. Class A	102,381	14,221,745
CF Industries Holdings, Inc.	191,771	8,683,391
Chase Corp.	6,986	752,252
Core Molding Technologies, Inc. (a)	5,722	69,522
Corteva, Inc.	659,243	29,764,821
Dow, Inc.	654,704	38,830,494
DuPont de Nemours, Inc.	471,040	33,123,533
Eastman Chemical Co.	117,783	12,868,971
Ecolab, Inc.	220,134	46,087,254
Element Solutions, Inc.	193,959	3,500,960
Ferro Corp. (a)	71,323	1,131,896
Flotek Industries, Inc. (a)	48,260	108,102
FMC Corp.	114,264	11,619,506
FutureFuel Corp.	24,504	359,719
GCP Applied Technologies, Inc. (a)	42,034	1,042,023
H.B. Fuller Co.	46,038	2,581,351
Hawkins, Inc.	8,844	553,634
Huntsman Corp.	174,409	4,761,366
Ingevity Corp. (a)	36,228	2,517,121
Innospec, Inc.	22,985	2,308,843
International Flavors & Fragrances, Inc.	218,824	29,652,840
Intrepid Potash, Inc. (a)	8,701	258,333
Koppers Holdings, Inc. (a)	18,671	623,798
Kraton Performance Polymers, Inc. (a)	28,861	1,073,341
Kronos Worldwide, Inc.	15,897	229,712
Linde PLC	464,278	113,409,187
Livent Corp. (a)(b)	128,857	2,399,317
Loop Industries, Inc. (a)(b)	15,967	137,476
LSB Industries, Inc. (a)	15,618	69,500
LyondellBasell Industries NV Class A	227,121	23,413,904
Marrone Bio Innovations, Inc. (a)	93,833	239,743
Minerals Technologies, Inc.	29,602	2,108,550
NewMarket Corp.	6,519	2,470,571
Northern Technologies International Corp.	7,022	113,827
Olin Corp.	125,048	3,868,985
Orion Engineered Carbons SA	53,865	953,411
PPG Industries, Inc.	208,702	28,137,204
PQ Group Holdings, Inc.	41,934	644,106
Quaker Chemical Corp. (b)	11,673	3,296,222
Rayonier Advanced Materials, Inc. (a)	54,504	504,162
RPM International, Inc.	115,379	9,188,784
Sensient Technologies Corp.	38,165	2,971,145
Sherwin-Williams Co.	72,275	49,171,574
Stepan Co.	19,049	2,299,024
The Chemours Co. LLC	142,902	3,362,484
The Mosaic Co.	310,811	9,137,843
The Scotts Miracle-Gro Co. Class A	35,617	7,591,764
Trecora Resources (a)	15,967	113,366
Tredegar Corp.	26,743	407,563
Trinseo SA	33,935	2,195,934
Tronox Holdings PLC	97,869	1,794,917
Valhi, Inc.	1,779	32,876
Valvoline, Inc.	164,628	4,109,115
Venator Materials PLC (a)	43,428	166,329
W.R. Grace & Co.	55,262	3,274,826
Westlake Chemical Corp.	30,002	2,567,871
		615,008,739
Construction Materials - 0.1%
Eagle Materials, Inc.	36,991	4,637,932
Forterra, Inc. (a)	17,793	414,043
Martin Marietta Materials, Inc.	55,037	18,540,314
Summit Materials, Inc. (a)	100,973	2,797,962
Tecnoglass, Inc.	17,042	125,940
U.S. Concrete, Inc. (a)	13,827	711,537
United States Lime & Minerals, Inc.	1,583	221,842
Vulcan Materials Co.	117,553	19,630,175
		47,079,745
Containers & Packaging - 0.4%
Amcor PLC	1,392,492	15,233,862
Aptargroup, Inc.	58,319	7,585,552
Avery Dennison Corp.	73,677	12,908,947
Ball Corp.	290,209	24,780,947
Berry Global Group, Inc. (a)	117,568	6,513,267
Crown Holdings, Inc.	118,841	11,356,446
Graphic Packaging Holding Co.	237,636	3,771,283
Greif, Inc.:
Class A	25,977	1,254,689
Class B	2,194	108,603
International Paper Co.	346,947	17,225,919
Myers Industries, Inc.	36,496	808,021
O-I Glass, Inc.	139,635	1,630,937
Packaging Corp. of America	83,365	11,005,847
Pactiv Evergreen, Inc.	37,680	526,766
Ranpak Holdings Corp. (A Shares) (a)	35,002	630,386
Sealed Air Corp.	136,249	5,708,833
Silgan Holdings, Inc.	72,933	2,739,363
Sonoco Products Co.	90,878	5,413,602
UFP Technologies, Inc. (a)	6,778	335,647
WestRock Co.	231,510	10,091,521
		139,630,438
Metals & Mining - 0.5%
Alcoa Corp. (a)	167,658	4,116,004
Allegheny Technologies, Inc. (a)	112,515	2,212,045
Alpha Metallurgical Resources (a)	16,686	250,290
Ampco-Pittsburgh Corp. (a)	11,882	90,778
Arconic Rolled Products Corp. (a)	84,825	1,859,364
Carpenter Technology Corp.	43,391	1,764,278
Century Aluminum Co. (a)	43,325	594,852
Cleveland-Cliffs, Inc.	407,714	5,438,905
Coeur d'Alene Mines Corp. (a)(b)	214,849	1,935,789
Commercial Metals Co.	107,410	2,701,362
Compass Minerals International, Inc.	30,971	1,953,960
Comstock Mining, Inc. (a)(b)	21,310	115,287
Fortitude Gold Corp. (a)	16,806	65,039
Freeport-McMoRan, Inc.	1,279,061	43,372,959
Friedman Industries	589	4,930
Gatos Silver, Inc.	18,967	264,779
Gold Resource Corp.	58,824	158,237
Golden Minerals Co. (a)(b)	129,922	100,170
Haynes International, Inc.	10,126	282,819
Hecla Mining Co.	478,804	3,126,590
Hycroft Mining Holding Corp. (a)	28,451	198,872
Kaiser Aluminum Corp.	14,569	1,662,323
Materion Corp.	17,621	1,206,686
McEwen Mining, Inc. (a)(b)	224,857	249,591
Newmont Corp.	710,380	38,630,464
Nucor Corp.	267,248	15,986,775
Olympic Steel, Inc.	8,021	143,095
Paramount Gold Nevada Corp. (a)	2,346	2,440
Ramaco Resources, Inc. (a)	1,114	5,180
Reliance Steel & Aluminum Co.	56,880	7,519,536
Royal Gold, Inc.	58,732	6,091,096
Ryerson Holding Corp. (a)	14,931	190,072
Schnitzer Steel Industries, Inc. Class A	23,302	804,851
Solitario Exploration & Royalty Corp. (a)(b)	76,068	71,131
Steel Dynamics, Inc.	178,715	7,430,970
SunCoke Energy, Inc.	67,438	430,929
Synalloy Corp. (a)	5,467	47,399
TimkenSteel Corp. (a)	34,492	278,695
U.S. Antimony Corp. (a)(b)	61,700	88,231
U.S. Gold Corp. (a)	2,904	29,476
United States Steel Corp.	231,734	3,849,102
Universal Stainless & Alloy Products, Inc. (a)	6,628	68,136
Warrior Metropolitan Coal, Inc.	45,857	879,079
Worthington Industries, Inc.	32,371	2,068,183
		158,340,749
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)(b)	14,116	494,201
Domtar Corp.	49,136	1,820,489
Louisiana-Pacific Corp.	98,055	4,668,399
Mercer International, Inc. (SBI)	38,096	585,536
Neenah, Inc.	14,681	812,153
P.H. Glatfelter Co.	44,396	712,556
Resolute Forest Products (a)	70,672	658,663
Schweitzer-Mauduit International, Inc.	26,957	1,258,892
Verso Corp.	29,133	364,163
		11,375,052

TOTAL MATERIALS		971,434,723

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Acadia Realty Trust (SBI)	76,263	1,442,133
Agree Realty Corp.	52,422	3,384,364
Alexander & Baldwin, Inc.	63,393	1,107,476
Alexanders, Inc.	2,431	659,068
Alexandria Real Estate Equities, Inc.	109,627	17,506,336
Alpine Income Property Trust, Inc.	6,250	114,500
American Assets Trust, Inc.	43,897	1,364,319
American Campus Communities, Inc.	123,237	5,047,788
American Finance Trust, Inc.	102,805	910,852
American Homes 4 Rent Class A	239,538	7,459,213
American Tower Corp.	393,009	84,941,035
Americold Realty Trust	181,359	6,354,819
Apartment Income (REIT) Corp.	132,844	5,430,663
Apartment Investment & Management Co. Class A	116,318	553,674
Apple Hospitality (REIT), Inc.	186,261	2,654,219
Armada Hoffler Properties, Inc.	61,235	790,544
Ashford Hospitality Trust, Inc. (a)	44,932	154,117
AvalonBay Communities, Inc.	123,769	21,752,402
Bluerock Residential Growth (REIT), Inc.	21,867	234,414
Boston Properties, Inc.	125,171	12,408,201
Braemar Hotels & Resorts, Inc. (a)	25,106	175,240
Brandywine Realty Trust (SBI)	151,596	1,854,019
Brixmor Property Group, Inc.	261,690	5,150,059
Broadstone Net Lease, Inc.	34,014	615,313
BRT Realty Trust	10,645	168,617
Camden Property Trust (SBI)	86,335	8,991,790
CareTrust (REIT), Inc.	84,752	1,879,799
CatchMark Timber Trust, Inc.	41,523	423,950
Cedar Realty Trust, Inc.	11,655	160,606
Centerspace	11,559	793,294
Chatham Lodging Trust	43,415	604,771
CIM Commercial Trust Corp.	7,873	95,657
City Office REIT, Inc.	40,163	408,056
Clipper Realty, Inc.	10,967	95,742
Colony Capital, Inc.	432,016	2,557,535
Columbia Property Trust, Inc.	101,093	1,427,433
Community Healthcare Trust, Inc.	19,501	854,729
Condor Hospitality Trust, Inc. (a)	1,704	8,367
CorEnergy Infrastructure Trust, Inc.	10,738	80,213
CorePoint Lodging, Inc.	33,258	302,980
CoreSite Realty Corp.	38,176	4,646,401
Corporate Office Properties Trust (SBI)	102,826	2,673,476
Cousins Properties, Inc.	132,125	4,431,473
Crown Castle International Corp.	381,480	59,415,510
CTO Realty Growth, Inc.	4,674	241,880
CubeSmart	173,224	6,402,359
CyrusOne, Inc.	106,109	6,963,934
DiamondRock Hospitality Co. (a)	177,145	1,792,707
Digital Realty Trust, Inc.	247,917	33,401,857
Diversified Healthcare Trust (SBI)	220,360	991,620
Douglas Emmett, Inc.	146,443	4,796,008
Duke Realty Corp.	329,712	12,941,196
Easterly Government Properties, Inc.	77,538	1,704,285
EastGroup Properties, Inc.	35,363	4,813,258
Empire State Realty Trust, Inc.	127,641	1,405,327
EPR Properties	66,242	2,992,814
Equinix, Inc.	78,777	51,074,280
Equity Commonwealth	108,549	3,062,167
Equity Lifestyle Properties, Inc.	151,116	9,316,301
Equity Residential (SBI)	303,661	19,862,466
Essential Properties Realty Trust, Inc.	93,173	2,161,614
Essex Property Trust, Inc.	57,673	14,694,504
Extra Space Storage, Inc.	114,272	14,363,990
Farmland Partners, Inc.	28,426	339,975
Federal Realty Investment Trust (SBI)	60,603	6,131,206
First Industrial Realty Trust, Inc.	115,742	4,943,341
Four Corners Property Trust, Inc.	65,674	1,779,109
Franklin Street Properties Corp.	87,864	435,805
Gaming & Leisure Properties	191,263	8,492,077
Getty Realty Corp.	32,729	915,757
Gladstone Commercial Corp.	32,712	611,060
Gladstone Land Corp.	18,444	329,963
Global Medical REIT, Inc.	42,146	567,707
Global Net Lease, Inc.	79,214	1,471,796
Healthcare Realty Trust, Inc.	123,581	3,566,548
Healthcare Trust of America, Inc.	193,801	5,263,635
Healthpeak Properties, Inc.	476,734	13,868,192
Hersha Hospitality Trust	33,217	369,373
Highwoods Properties, Inc. (SBI)	92,684	3,703,653
Host Hotels & Resorts, Inc.	622,577	10,328,552
Hudson Pacific Properties, Inc.	136,947	3,504,474
Independence Realty Trust, Inc.	84,325	1,183,923
Industrial Logistics Properties Trust	59,231	1,259,843
Invitation Homes, Inc.	496,102	14,456,412
Iron Mountain, Inc.	257,540	8,959,817
iStar Financial, Inc. (b)	66,470	1,177,848
JBG SMITH Properties	103,893	3,298,603
Kilroy Realty Corp.	92,685	5,881,790
Kimco Realty Corp.	385,331	7,063,117
Kite Realty Group Trust	74,027	1,419,098
Lamar Advertising Co. Class A	76,438	6,618,766
Lexington Corporate Properties Trust	255,659	2,740,664
Life Storage, Inc.	64,956	5,449,808
LTC Properties, Inc.	34,791	1,423,300
Mack-Cali Realty Corp.	75,591	1,056,006
Medical Properties Trust, Inc.	500,198	10,799,275
Mid-America Apartment Communities, Inc.	101,346	13,654,347
Monmouth Real Estate Investment Corp. Class A	88,531	1,533,357
National Health Investors, Inc.	39,462	2,694,071
National Retail Properties, Inc.	155,215	6,804,626
National Storage Affiliates Trust	56,139	2,164,158
NETSTREIT Corp.	12,510	219,801
New Senior Investment Group, Inc.	72,134	440,739
NexPoint Residential Trust, Inc.	19,320	792,893
Office Properties Income Trust	42,150	1,065,974
Omega Healthcare Investors, Inc.	202,691	7,527,944
One Liberty Properties, Inc.	12,930	276,831
Outfront Media, Inc.	130,377	2,644,046
Paramount Group, Inc.	152,561	1,414,240
Park Hotels & Resorts, Inc.	213,070	4,634,273
Pebblebrook Hotel Trust	116,041	2,629,489
Physicians Realty Trust	188,728	3,208,376
Piedmont Office Realty Trust, Inc. Class A	109,434	1,866,944
Plymouth Industrial REIT, Inc.	23,598	352,082
Postal Realty Trust, Inc.	6,622	106,482
Potlatch Corp.	59,634	3,026,426
Preferred Apartment Communities, Inc. Class A	46,834	385,444
Prologis (REIT), Inc.	654,448	64,836,163
PS Business Parks, Inc.	18,972	2,748,284
Public Storage	134,841	31,544,704
QTS Realty Trust, Inc. Class A	58,009	3,603,519
Rayonier, Inc.	124,239	4,055,161
Realty Income Corp.	310,647	18,719,588
Regency Centers Corp.	141,558	7,754,547
Retail Opportunity Investments Corp.	104,022	1,644,588
Retail Properties America, Inc.	189,779	1,998,373
Retail Value, Inc.	14,548	242,952
Rexford Industrial Realty, Inc.	116,504	5,559,571
RLJ Lodging Trust	145,904	2,290,693
RPT Realty	70,066	768,624
Ryman Hospitality Properties, Inc.	48,590	3,755,521
Sabra Health Care REIT, Inc.	183,592	3,161,454
Safehold, Inc.	13,455	1,025,944
Saul Centers, Inc.	13,355	473,034
SBA Communications Corp. Class A	98,359	25,094,332
Seritage Growth Properties (a)(b)	30,659	619,005
Service Properties Trust	146,358	1,879,237
Simon Property Group, Inc.	289,700	32,712,924
SITE Centers Corp.	135,151	1,802,914
SL Green Realty Corp. (b)	64,253	4,437,955
Sotherly Hotels, Inc.	14,233	52,377
Spirit Realty Capital, Inc.	101,336	4,359,475
Stag Industrial, Inc.	131,644	4,153,368
Store Capital Corp.	208,171	6,961,238
Summit Hotel Properties, Inc.	94,744	980,600
Sun Communities, Inc.	95,140	14,456,523
Sunstone Hotel Investors, Inc.	194,927	2,574,986
Tanger Factory Outlet Centers, Inc. (b)	83,282	1,310,859
Terreno Realty Corp.	63,581	3,563,079
The GEO Group, Inc. (b)	108,177	778,874
The Macerich Co. (b)	97,409	1,258,524
UDR, Inc.	261,247	10,755,539
UMH Properties, Inc.	41,204	703,352
Uniti Group, Inc.	204,814	2,439,335
Universal Health Realty Income Trust (SBI)	12,903	799,341
Urban Edge Properties	99,470	1,641,255
Urstadt Biddle Properties, Inc. Class A	30,164	486,244
Ventas, Inc.	331,503	17,536,509
VEREIT, Inc.	194,450	7,583,550
VICI Properties, Inc.	471,669	13,442,567
Vornado Realty Trust	140,536	6,034,616
Washington Prime Group, Inc.	19,071	118,812
Washington REIT (SBI)	71,740	1,615,585
Weingarten Realty Investors (SBI)	106,863	2,713,252
Welltower, Inc.	369,355	25,079,205
Weyerhaeuser Co.	659,899	22,350,779
Wheeler REIT, Inc. (a)	1,996	6,627
Whitestone REIT Class B	37,065	346,558
WP Carey, Inc.	155,569	10,662,699
Xenia Hotels & Resorts, Inc.	102,616	2,049,242
		1,049,464,827
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	6,401	65,098
CBRE Group, Inc. (a)	296,567	22,470,882
Cushman & Wakefield PLC (a)	101,412	1,569,858
eXp World Holdings, Inc. (a)(b)	49,964	3,017,326
Fathom Holdings, Inc. (a)	2,405	104,810
Forestar Group, Inc. (a)	16,029	341,257
FRP Holdings, Inc. (a)	5,460	246,464
Howard Hughes Corp. (a)	40,055	3,800,018
Indus Realty Trust, Inc.	2,897	175,790
Jones Lang LaSalle, Inc. (a)	45,882	7,982,550
Kennedy-Wilson Holdings, Inc.	112,923	2,118,435
Marcus & Millichap, Inc. (a)	21,287	806,139
Maui Land & Pineapple, Inc. (a)	5,834	68,958
Newmark Group, Inc.	143,579	1,438,662
Rafael Holdings, Inc. (a)	8,781	314,184
RE/MAX Holdings, Inc.	16,601	692,594
Realogy Holdings Corp. (a)	102,946	1,552,426
Redfin Corp. (a)	88,841	6,728,817
Stratus Properties, Inc. (a)	5,247	127,450
Tejon Ranch Co. (a)	19,879	324,425
The RMR Group, Inc.	13,399	538,506
The St. Joe Co.	26,885	1,353,122
Transcontinental Realty Investors, Inc. (a)	4,238	88,150
Trinity Place Holdings, Inc. (a)	22,659	50,530
		55,976,451

TOTAL REAL ESTATE		1,105,441,278

UTILITIES - 2.4%
Electric Utilities - 1.4%
Allete, Inc.	47,049	2,923,154
Alliant Energy Corp.	221,927	10,244,150
American Electric Power Co., Inc.	438,266	32,804,210
Avangrid, Inc. (b)	50,565	2,313,854
Duke Energy Corp.	650,865	55,707,535
Edison International	335,117	18,092,967
Entergy Corp.	176,426	15,315,541
Evergy, Inc.	198,601	10,650,972
Eversource Energy	303,804	24,146,342
Exelon Corp.	861,726	33,262,624
FirstEnergy Corp.	478,252	15,849,271
Genie Energy Ltd. Class B (b)	18,987	143,352
Hawaiian Electric Industries, Inc.	100,166	3,501,803
IDACORP, Inc.	44,411	3,830,005
MGE Energy, Inc.	32,681	2,081,780
NextEra Energy, Inc.	1,731,262	127,213,132
NRG Energy, Inc.	218,740	7,986,197
OGE Energy Corp. (b)	176,451	5,164,721
Otter Tail Corp.	36,522	1,479,871
PG&E Corp. (a)	1,316,565	13,837,098
Pinnacle West Capital Corp.	98,645	6,898,245
PNM Resources, Inc.	69,845	3,353,258
Portland General Electric Co.	79,487	3,351,172
PPL Corp.	678,324	17,765,306
Southern Co.	934,735	53,018,169
Spark Energy, Inc. Class A, (b)	10,424	103,927
Xcel Energy, Inc.	465,210	27,256,654
		498,295,310
Gas Utilities - 0.1%
Atmos Energy Corp.	112,025	9,478,435
Chesapeake Utilities Corp.	14,733	1,557,720
National Fuel Gas Co.	80,289	3,648,332
New Jersey Resources Corp. (b)	86,873	3,413,240
Northwest Natural Holding Co.	28,641	1,374,482
ONE Gas, Inc.	47,875	3,206,189
RGC Resources, Inc.	5,280	119,909
South Jersey Industries, Inc.	90,663	2,276,548
Southwest Gas Holdings, Inc.	50,607	3,155,346
Spire, Inc. (b)	47,202	3,135,157
UGI Corp.	185,056	7,089,495
		38,454,853
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	22,331	583,956
Class C (b)	73,222	2,010,676
Ormat Technologies, Inc. (b)	40,055	3,431,512
Sunnova Energy International, Inc. (a)	50,562	2,267,200
The AES Corp.	584,567	15,526,100
Vistra Corp.	432,067	7,453,156
		31,272,600
Multi-Utilities - 0.7%
Ameren Corp.	219,870	15,450,265
Avista Corp.	61,669	2,479,710
Black Hills Corp.	56,139	3,321,183
CenterPoint Energy, Inc.	486,450	9,456,588
CMS Energy Corp.	253,905	13,738,800
Consolidated Edison, Inc.	302,325	19,847,636
Dominion Energy, Inc.	721,060	49,262,819
DTE Energy Co.	171,201	20,153,782
MDU Resources Group, Inc.	178,809	5,024,533
NiSource, Inc.	337,760	7,295,616
NorthWestern Energy Corp.	47,116	2,755,344
Public Service Enterprise Group, Inc.	447,944	24,112,826
Sempra Energy	255,007	29,575,712
Unitil Corp.	12,580	526,347
WEC Energy Group, Inc.	280,805	22,644,115
		225,645,276
Water Utilities - 0.1%
American States Water Co. (b)	33,674	2,459,886
American Water Works Co., Inc.	159,993	22,699,807
Artesian Resources Corp. Class A	7,843	290,191
Cadiz, Inc. (a)	30,774	334,513
California Water Service Group	46,500	2,555,175
Essential Utilities, Inc.	196,415	8,261,215
Global Water Resources, Inc.	9,437	163,543
Middlesex Water Co.	15,904	1,092,128
Pure Cycle Corp. (a)	21,890	257,426
SJW Corp.	23,230	1,456,056
York Water Co. (b)	13,659	568,351
		40,138,291

TOTAL UTILITIES		833,806,330

TOTAL COMMON STOCKS
(Cost $26,935,894,206)		35,015,626,487
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.04% 6/3/21 (e)
(Cost $4,999,471)	5,000,000	4,999,409
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.07% (f)	216,970,067	$217,013,461
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	632,747,879	632,811,154
TOTAL MONEY MARKET FUNDS
(Cost $849,824,615)		849,824,615
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $27,790,718,292)		35,870,450,511
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(649,657,847)
NET ASSETS - 100%		$35,220,792,664

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	227	March 2021	$24,960,920	$445,570	$445,570
CME E-mini S&P 500 Index Contracts (United States)	892	March 2021	169,890,320	158,799	158,799
CME E-mini S&P MidCap 400 Index Contracts (United States)	50	March 2021	12,473,500	331,448	331,448
TOTAL FUTURES CONTRACTS					$935,817

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,308,338 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,409.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$292,299
Fidelity Securities Lending Cash Central Fund	4,706,491
Total	$4,998,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,562,021,681	$3,561,886,494	$--	$135,187
Consumer Discretionary	4,291,432,309	4,291,430,239	--	2,070
Consumer Staples	1,879,008,563	1,879,008,563	--	--
Energy	925,747,086	925,747,086	--	--
Financials	4,064,207,286	4,064,207,286	--	--
Health Care	4,779,557,884	4,779,331,130	--	226,754
Industrials	3,260,255,680	3,260,255,663	--	17
Information Technology	9,342,713,667	9,342,667,683	45,984	--
Materials	971,434,723	971,434,723	--	--
Real Estate	1,105,441,278	1,105,441,278	--	--
Utilities	833,806,330	833,806,330	--	--
U.S. Government and Government Agency Obligations	4,999,409	--	4,999,409	--
Money Market Funds	849,824,615	849,824,615	--	--
Total Investments in Securities:	$35,870,450,511	$35,865,041,090	$5,045,393	$364,028
Derivative Instruments:
Assets
Futures Contracts	$935,817	$935,817	$--	$--
Total Assets	$935,817	$935,817	$--	$--
Total Derivative Instruments:	$935,817	$935,817	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$935,817	$0
Total Equity Risk	935,817	0
Total Value of Derivatives	$935,817	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021
Assets
Investment in securities, at value (including securities loaned of $617,826,442) — See accompanying schedule: Unaffiliated issuers (cost $26,940,893,677)	$35,020,625,896
Fidelity Central Funds (cost $849,824,615)	849,824,615
Total Investment in Securities (cost $27,790,718,292)		$35,870,450,511
Segregated cash with brokers for derivative instruments		11,074,620
Cash		232,608
Receivable for investments sold		647,453,220
Receivable for fund shares sold		554,986
Dividends receivable		42,388,108
Distributions receivable from Fidelity Central Funds		340,817
Total assets		36,572,494,870
Liabilities
Payable for investments purchased	$850,414
Payable for fund shares redeemed	716,715,287
Payable for daily variation margin on futures contracts	1,245,885
Other payables and accrued expenses	91,940
Collateral on securities loaned	632,798,680
Total liabilities		1,351,702,206
Net Assets		$35,220,792,664
Net Assets consist of:
Paid in capital		$27,368,698,840
Total accumulated earnings (loss)		7,852,093,824
Net Assets		$35,220,792,664
Net Asset Value, offering price and redemption price per share ($35,220,792,664 ÷ 2,652,992,713 shares)		$13.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2021
Investment Income
Dividends		$423,685,556
Interest		6,919
Income from Fidelity Central Funds (including $4,706,491 from security lending)		4,998,790
Total income		428,691,265
Expenses
Custodian fees and expenses	$185,552
Independent trustees' fees and expenses	137,766
Interest	25,189
Miscellaneous	43,062
Total expenses before reductions	391,569
Expense reductions	(2,615)
Total expenses after reductions		388,954
Net investment income (loss)		428,302,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(115,444,924)
Fidelity Central Funds	84,628
Futures contracts	29,087,262
Total net realized gain (loss)		(86,273,034)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,180,350,635
Futures contracts	4,959,795
Total change in net unrealized appreciation (depreciation)		8,185,310,430
Net gain (loss)		8,099,037,396
Net increase (decrease) in net assets resulting from operations		$8,527,339,707

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2021	For the period April 26, 2019 (commencement of operations) to February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$428,302,311	$319,947,934
Net realized gain (loss)	(86,273,034)	(554,544)
Change in net unrealized appreciation (depreciation)	8,185,310,430	(104,642,394)
Net increase (decrease) in net assets resulting from operations	8,527,339,707	214,750,996
Distributions to shareholders	(595,763,893)	(294,232,986)
Share transactions
Proceeds from sales of shares	12,840,490,813	26,232,927,768
Reinvestment of distributions	595,763,893	294,232,985
Cost of shares redeemed	(8,113,757,897)	(4,480,958,722)
Net increase (decrease) in net assets resulting from share transactions	5,322,496,809	22,046,202,031
Total increase (decrease) in net assets	13,254,072,623	21,966,720,041
Net Assets
Beginning of period	21,966,720,041	–
End of period	$35,220,792,664	$21,966,720,041
Other Information
Shares
Sold	1,117,549,284	2,601,318,821
Issued in reinvestment of distributions	50,626,482	27,524,133
Redeemed	(711,450,022)	(432,575,985)
Net increase (decrease)	456,725,744	2,196,266,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Total Market Index Fund

Years ended February 28,	2021	2020 A,B
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)C	.18	.17
Net realized and unrealized gain (loss)	3.34	(.02)
Total from investment operations	3.52	.15
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.06)	(.02)
Total distributions	(.24)	(.15)D
Net asset value, end of period	$13.28	$10.00
Total ReturnE,F	35.56%	1.38%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	- %J
Expenses net of fee waivers, if anyI	-%	- %J
Expenses net of all reductionsI	-%	- %J
Net investment income (loss)	1.61%	1.96%J
Supplemental Data
Net assets, end of period (000 omitted)	$35,220,793	$21,966,720
Portfolio turnover rateK	18%L	27%J,L

 A For the period April 26, 2019 (commencement of operations) to February 29, 2020.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2021

1. Organization.

Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,732,728,122
Gross unrealized depreciation	(1,017,937,314)
Net unrealized appreciation (depreciation)	$7,714,790,808
Tax Cost	$28,155,659,703

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$98,115,053
Undistributed long-term capital gain	$39,187,963
Net unrealized appreciation (depreciation) on securities and other investments	$7,714,790,808

The tax character of distributions paid was as follows:

	February 28, 2021	February 29, 2020(a)
Ordinary Income	$516,376,500	$ 288,228,231
Long-term Capital Gains	79,387,393	6,004,755
Total	$595,763,893	$ 294,232,986

 (a) For the period April 26, 2019 (commencement of operations) to February 29, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	9,588,310,940	4,670,295,707

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $301,553,789 in exchange for 22,287,789 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$313,879,600.29%		$25,189

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $18,972,597,830 in exchange for 1,895,078,418 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Total Market Index Fund	$43,038

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Total Market Index Fund	$476,829	$203,662	$3,277,945

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,615.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series Total Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Total Market Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the “Fund”) as of February 28, 2021, the related statement of operations for the year ended February 28, 2021, and the statement of changes in net assets and the financial highlights for the year ended February 28, 2021 and for the period April 26, 2019 (commencement of operations) through February 29, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year ended February 28, 2021, and the changes in its net assets and the financial highlights for the year ended February 28, 2021 and for the period April 26, 2019 (commencement of operations) through February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 309 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Series Total Market Index Fund	- %-C
Actual		$1,000.00	$1,137.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Series Total Market Index Fund voted to pay on April 12, 2021, to shareholders of record at the opening of business on April 9, 2021, a distribution of $0.026 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.026 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2021, $118,017,276, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 64% and 76% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 67% and 79% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 6% and 8% of the dividends distributed in April and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Series Total Market Index Fund

At its September 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.15 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its January 2020 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also considered that it received and reviewed information regarding the fund's total expense ratio in connection with its approval of the Advisory Contracts. Based on its review, the Board considered that the fund does not pay a management fee and concluded at its January 2020 meeting that the fund's total expense ratio was reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because the fund pays no advisory fees and FMR bears all expenses of the fund, with limited exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of the fund to be relevant in its decision to approve the Amended Contract.

Economies of Scale.  The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contract because the fund pays no advisory fees and FMR will continue to bear all expenses of the fund with certain limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Amended Contract should be approved.

Board Approval of Investment Advisory Contracts

Fidelity Series Total Market Index Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000
Proposal 1 reflects trust wide proposal and voting results.

STX-ANN-0421
1.9892981.101

Fidelity® 500 Index Fund

Annual Report

February 28, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® 500 Index Fund	31.29%	16.81%	13.42%

 The initial offering of Fidelity 500 Index Fund (formerly named Institutional Premium Class) took place on May 4, 2011. Returns prior to May 4, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund on February 28, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$35,222	Fidelity® 500 Index Fund
$35,259	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 31.29% for the 12 months ending February 28, 2021, a volatile but productive period for U.S. risk assets. The early-2020 outbreak and spread of COVID-19 resulted in stocks suffering one of the quickest declines on record, through March 23, followed by a historic rebound that included the index closing 2020 at an all-time high and gaining modest ground in the first two months of the new year. The crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response partially offset the economic disruption and fueled the market surge, as did resilient corporate earnings. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery could be slowing and a new wave of COVID-19 cases. A shift in momentum began in October and accelerated following the U.S. elections, with the approval of three breakthrough COVID-19 vaccines and prospects for additional government stimulus fueling the “reflation trade” through February 28. By sector for the full 12 months, information technology (+50%) and consumer discretionary (+43%) led all gainers. Materials (+42%) and communication services (+37%) also stood out. In contrast, the defensive utilities (-3%) and real estate sectors (+5%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending February 28, 2021, the fund gained 31.29%, in line with the 31.29% advance of the benchmark S&P 500® index. By sector, information technology gained about 50% and contributed most, followed by consumer discretionary, which gained approximately 42%, and communication services, which advanced 37%, lifted by the media & entertainment industry (+47%). The health care sector rose 24%, financials gained roughly 25%, and industrials advanced 26%. Other notable contributors included the materials (+43%), consumer staples (+12%), energy (+11%), and real estate (+5%) sectors. In contrast, stocks in the utilities sector returned -3% and detracted most. Turning to individual stocks, the biggest individual contributor was Apple (+79%), from the technology hardware & equipment segment. In software & services, Microsoft (+45%) and PayPal (+141%) helped. Amazon.com, within the retailing group, advanced 64% and lifted the fund. Another contributor was Alphabet (+51%), a stock in the media & entertainment category. In contrast, the biggest individual detractor was AT&T (-15%), from the telecommunication services industry. In capital goods, Boeing (-23%) and Raytheon (-38%) hurt. Tesla, within the automobiles & components segment, hindered the fund, returning -3% between late December, when the stock entered the index, and period end. Another detractor was Wells Fargo (-9%), a stock in the banks industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Apple, Inc.	6.0
Microsoft Corp.	5.4
Amazon.com, Inc.	4.1
Facebook, Inc. Class A	1.9
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
Tesla, Inc.	1.6
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.4
Johnson & Johnson	1.3
26.8

Top Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	27.3
Health Care	13.1
Consumer Discretionary	12.4
Financials	11.2
Communication Services	11.0
Industrials	8.4
Consumer Staples	6.0
Energy	2.8
Materials	2.6
Utilities	2.5

Schedule of Investments February 28, 2021

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	64,553,884	$1,800,408
Lumen Technologies, Inc.	8,944,944	109,933
Verizon Communications, Inc.	37,486,676	2,073,013
		3,983,354
Entertainment - 2.2%
Activision Blizzard, Inc.	7,001,252	669,390
Electronic Arts, Inc.	2,627,785	352,044
Live Nation Entertainment, Inc. (a)(b)	1,295,330	115,103
Netflix, Inc. (a)	4,002,187	2,156,578
Take-Two Interactive Software, Inc. (a)	1,041,976	192,203
The Walt Disney Co. (a)	16,401,045	3,100,454
		6,585,772
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	2,723,539	5,506,751
Class C (a)	2,629,623	5,356,174
Facebook, Inc. Class A (a)	21,777,371	5,610,286
Twitter, Inc. (a)(b)	7,205,014	555,218
		17,028,429
Media - 1.4%
Charter Communications, Inc. Class A (a)(b)	1,321,776	810,804
Comcast Corp. Class A	41,361,947	2,180,602
Discovery Communications, Inc.:
Class A (a)(b)	1,452,760	77,040
Class C (non-vtg.) (a)	2,671,807	120,231
DISH Network Corp. Class A (a)(b)	2,240,062	70,584
Fox Corp.:
Class A	3,056,267	101,804
Class B	1,402,989	44,797
Interpublic Group of Companies, Inc.	3,533,298	92,290
News Corp.:
Class A	3,540,837	83,033
Class B	1,103,962	25,303
Omnicom Group, Inc.	1,947,424	133,846
ViacomCBS, Inc. Class B	5,118,110	330,067
		4,070,401
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	5,284,595	633,993

TOTAL COMMUNICATION SERVICES		32,301,949

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
Aptiv PLC	2,446,136	366,529
BorgWarner, Inc.	2,215,079	99,679
		466,208
Automobiles - 1.9%
Ford Motor Co.	35,398,417	414,161
General Motors Co.	11,410,175	585,684
Tesla, Inc. (a)(b)	6,869,570	4,640,395
		5,640,240
Distributors - 0.1%
Genuine Parts Co.	1,306,877	137,679
LKQ Corp. (a)	2,536,476	99,912
Pool Corp.	363,797	121,788
		359,379
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. (b)	7,227,277	193,330
Chipotle Mexican Grill, Inc. (a)	253,469	365,502
Darden Restaurants, Inc.	1,179,472	161,977
Domino's Pizza, Inc.	356,922	123,677
Hilton Worldwide Holdings, Inc.	2,513,362	310,853
Las Vegas Sands Corp.	2,975,368	186,258
Marriott International, Inc. Class A	2,409,241	356,736
McDonald's Corp.	6,749,903	1,391,425
MGM Resorts International	3,713,881	140,348
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,859,323	84,522
Royal Caribbean Cruises Ltd. (b)	1,686,777	157,326
Starbucks Corp.	10,632,458	1,148,624
Wynn Resorts Ltd.	942,831	124,199
Yum! Brands, Inc.	2,732,787	282,925
		5,027,702
Household Durables - 0.4%
D.R. Horton, Inc. (b)	3,003,901	230,910
Garmin Ltd.	1,351,273	167,585
Leggett & Platt, Inc.	1,200,309	51,937
Lennar Corp. Class A	2,492,255	206,782
Mohawk Industries, Inc. (a)	541,788	94,807
Newell Brands, Inc.	3,420,894	79,262
NVR, Inc. (a)(b)	31,677	142,573
PulteGroup, Inc.	2,428,642	109,556
Whirlpool Corp.	566,608	107,701
		1,191,113
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (a)	3,863,525	11,949,612
eBay, Inc.	5,932,435	334,708
Etsy, Inc. (a)	1,142,249	251,603
Expedia, Inc. (b)	1,231,452	198,264
The Booking Holdings, Inc. (a)	371,008	863,896
		13,598,083
Leisure Products - 0.1%
Hasbro, Inc.	1,154,459	108,184
Multiline Retail - 0.5%
Dollar General Corp.	2,219,445	419,453
Dollar Tree, Inc. (a)	2,130,586	209,224
Target Corp.	4,536,464	832,169
		1,460,846
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	614,693	98,566
AutoZone, Inc. (a)	209,950	243,525
Best Buy Co., Inc.	2,087,729	209,504
CarMax, Inc. (a)	1,486,452	177,646
Gap, Inc.	1,863,566	46,496
L Brands, Inc.	2,116,269	115,675
Lowe's Companies, Inc.	6,637,681	1,060,370
O'Reilly Automotive, Inc. (a)	656,301	293,583
Ross Stores, Inc. (b)	3,225,031	376,168
The Home Depot, Inc.	9,752,846	2,519,550
TJX Companies, Inc.	10,876,423	717,735
Tractor Supply Co.	1,055,337	167,756
Ulta Beauty, Inc. (a)	510,371	164,508
		6,191,082
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (b)	3,155,443	55,820
NIKE, Inc. Class B	11,367,218	1,532,074
PVH Corp.	644,026	64,377
Ralph Lauren Corp.	436,849	51,146
Tapestry, Inc.	2,512,991	105,897
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,707,936	37,387
Class C (non-vtg.) (a)(b)	1,762,972	32,086
VF Corp.	2,897,074	229,245
		2,108,032

TOTAL CONSUMER DISCRETIONARY		36,150,869

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	1,653,457	118,354
Constellation Brands, Inc. Class A (sub. vtg.)	1,535,533	328,819
Molson Coors Beverage Co. Class B	1,704,409	75,761
Monster Beverage Corp. (a)	3,347,652	293,723
PepsiCo, Inc.	12,519,042	1,617,335
The Coca-Cola Co.	35,037,120	1,716,469
		4,150,461
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	3,997,050	1,323,024
Kroger Co.	7,014,552	225,939
Sysco Corp. (b)	4,614,244	367,432
Walgreens Boots Alliance, Inc. (b)	6,510,741	312,060
Walmart, Inc.	12,558,840	1,631,644
		3,860,099
Food Products - 1.0%
Archer Daniels Midland Co.	5,040,286	285,179
Campbell Soup Co. (b)	1,834,629	83,439
Conagra Brands, Inc.	4,425,447	150,155
General Mills, Inc.	5,537,720	304,630
Hormel Foods Corp. (b)	2,543,361	117,936
Kellogg Co.	2,304,117	132,971
Lamb Weston Holdings, Inc.	1,325,674	105,749
McCormick & Co., Inc. (non-vtg.)	2,252,918	189,876
Mondelez International, Inc.	12,955,736	688,727
The Hershey Co.	1,336,463	194,656
The J.M. Smucker Co. (b)	1,033,560	115,759
The Kraft Heinz Co.	5,870,094	213,554
Tyson Foods, Inc. Class A	2,664,465	180,304
		2,762,935
Household Products - 1.4%
Church & Dwight Co., Inc.	2,250,690	177,242
Clorox Co.	1,141,877	206,737
Colgate-Palmolive Co.	7,765,028	583,930
Kimberly-Clark Corp.	3,081,275	395,420
Procter & Gamble Co.	22,462,561	2,774,800
		4,138,129
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,052,190	586,639
Tobacco - 0.7%
Altria Group, Inc.	16,835,268	734,018
Philip Morris International, Inc.	14,107,605	1,185,321
		1,919,339

TOTAL CONSUMER STAPLES		17,417,602

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	6,212,764	152,088
Halliburton Co.	8,008,152	174,818
NOV, Inc.	3,517,255	53,111
Schlumberger Ltd.	12,610,293	351,953
		731,970
Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.	3,419,545	67,468
Cabot Oil & Gas Corp. (b)	3,610,707	66,834
Chevron Corp.	17,438,898	1,743,890
ConocoPhillips Co.	12,270,873	638,208
Devon Energy Corp.	5,359,415	115,442
Diamondback Energy, Inc.	1,431,065	99,144
EOG Resources, Inc.	5,284,776	341,185
Exxon Mobil Corp.	38,303,239	2,082,547
Hess Corp.	2,475,791	162,239
HollyFrontier Corp.	1,350,285	51,149
Kinder Morgan, Inc.	17,636,482	259,256
Marathon Oil Corp.	7,151,043	79,377
Marathon Petroleum Corp.	5,894,197	321,941
Occidental Petroleum Corp.	7,592,184	202,028
ONEOK, Inc.	4,025,759	178,301
Phillips 66 Co.	3,956,938	328,624
Pioneer Natural Resources Co.	1,831,747	272,143
The Williams Companies, Inc.	10,993,783	251,098
Valero Energy Corp.	3,694,129	284,374
		7,545,248

TOTAL ENERGY		8,277,218

FINANCIALS - 11.2%
Banks - 4.4%
Bank of America Corp.	68,962,819	2,393,699
Citigroup, Inc.	18,860,315	1,242,518
Citizens Financial Group, Inc.	3,868,821	168,062
Comerica, Inc.	1,259,989	85,805
Fifth Third Bancorp	6,453,758	223,881
First Republic Bank	1,575,736	259,603
Huntington Bancshares, Inc.	9,215,731	141,369
JPMorgan Chase & Co.	27,613,439	4,063,870
KeyCorp	8,845,792	178,154
M&T Bank Corp.	1,162,196	175,422
Peoples United Financial, Inc.	3,848,842	69,048
PNC Financial Services Group, Inc.	3,838,274	646,212
Regions Financial Corp.	8,700,586	179,493
SVB Financial Group (a)	469,225	237,128
Truist Financial Corp.	12,212,493	695,624
U.S. Bancorp	12,418,501	620,925
Wells Fargo & Co.	37,454,026	1,354,712
Zions Bancorp NA (b)	1,485,774	78,999
		12,814,524
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,068,754	236,451
Bank of New York Mellon Corp.	7,385,244	311,362
BlackRock, Inc. Class A	1,284,874	892,345
Cboe Global Markets, Inc.	978,744	96,857
Charles Schwab Corp.	13,513,069	834,027
CME Group, Inc.	3,252,036	649,432
Franklin Resources, Inc. (b)	2,468,374	64,597
Goldman Sachs Group, Inc.	3,116,886	995,783
Intercontinental Exchange, Inc.	5,084,629	560,885
Invesco Ltd.	3,412,088	76,499
MarketAxess Holdings, Inc.	343,904	191,190
Moody's Corp.	1,463,089	402,189
Morgan Stanley	13,594,247	1,044,990
MSCI, Inc.	750,940	311,280
NASDAQ, Inc.	1,040,206	143,850
Northern Trust Corp.	1,885,352	179,354
Raymond James Financial, Inc.	1,104,006	128,882
S&P Global, Inc.	2,179,568	717,863
State Street Corp.	3,195,970	232,571
T. Rowe Price Group, Inc.	2,051,239	332,588
		8,402,995
Consumer Finance - 0.6%
American Express Co. (b)	5,908,353	799,164
Capital One Financial Corp.	4,143,524	498,010
Discover Financial Services	2,776,524	261,188
Synchrony Financial	4,918,397	190,244
		1,748,606
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	17,629,791	4,240,141
Insurance - 1.9%
AFLAC, Inc.	5,917,957	283,411
Allstate Corp.	2,754,529	293,633
American International Group, Inc.	7,804,498	343,008
Aon PLC (b)	2,071,015	471,591
Arthur J. Gallagher & Co.	1,742,230	208,719
Assurant, Inc.	537,358	66,213
Chubb Ltd. (b)	4,088,935	664,779
Cincinnati Financial Corp.	1,355,525	132,665
Everest Re Group Ltd.	362,049	87,547
Globe Life, Inc.	872,276	81,471
Hartford Financial Services Group, Inc.	3,246,084	164,544
Lincoln National Corp. (b)	1,645,727	93,592
Loews Corp.	2,116,547	101,192
Marsh & McLennan Companies, Inc. (b)	4,594,604	529,390
MetLife, Inc.	6,929,684	399,150
Principal Financial Group, Inc.	2,314,528	130,956
Progressive Corp.	5,304,887	455,955
Prudential Financial, Inc.	3,587,334	311,094
The Travelers Companies, Inc.	2,294,707	333,880
Unum Group	1,844,959	48,855
W.R. Berkley Corp.	1,275,449	88,427
Willis Towers Watson PLC	1,167,741	257,650
		5,547,722

TOTAL FINANCIALS		32,753,988

HEALTH CARE - 13.1%
Biotechnology - 1.8%
AbbVie, Inc.	15,993,293	1,723,117
Alexion Pharmaceuticals, Inc. (a)	1,982,500	302,827
Amgen, Inc.	5,273,824	1,186,188
Biogen, Inc. (a)	1,394,005	380,396
Gilead Sciences, Inc.	11,355,614	697,235
Incyte Corp. (a)	1,686,288	132,643
Regeneron Pharmaceuticals, Inc. (a)	949,891	427,992
Vertex Pharmaceuticals, Inc. (a)	2,355,664	500,696
		5,351,094
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	16,055,691	1,923,151
Abiomed, Inc. (a)	409,373	132,862
Align Technology, Inc. (a)	650,009	368,627
Baxter International, Inc.	4,627,461	359,507
Becton, Dickinson & Co.	2,627,368	633,590
Boston Scientific Corp. (a)	12,971,670	503,041
Danaher Corp.	5,727,373	1,258,132
Dentsply Sirona, Inc.	1,979,873	105,072
DexCom, Inc. (a)	869,910	346,033
Edwards Lifesciences Corp. (a)	5,645,956	469,179
Hologic, Inc. (a)(b)	2,328,234	167,842
IDEXX Laboratories, Inc. (a)(b)	772,726	401,949
Intuitive Surgical, Inc. (a)	1,064,922	784,635
Medtronic PLC	12,193,492	1,426,273
ResMed, Inc.	1,312,774	253,077
STERIS PLC (b)	772,944	135,111
Stryker Corp.	2,961,708	718,777
Teleflex, Inc.	421,847	167,946
The Cooper Companies, Inc.	444,250	171,538
Varian Medical Systems, Inc. (a)	827,578	145,050
West Pharmaceutical Services, Inc.	669,699	187,951
Zimmer Biomet Holdings, Inc.	1,877,716	306,180
		10,965,523
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	1,332,205	134,846
Anthem, Inc.	2,252,990	683,084
Cardinal Health, Inc.	2,658,078	136,944
Centene Corp. (a)	5,252,346	307,472
Cigna Corp.	3,272,690	686,938
CVS Health Corp.	11,857,351	807,841
DaVita HealthCare Partners, Inc. (a)	669,636	68,390
HCA Holdings, Inc.	2,390,944	411,314
Henry Schein, Inc. (a)	1,293,397	79,997
Humana, Inc.	1,198,867	455,150
Laboratory Corp. of America Holdings (a)	882,339	211,682
McKesson Corp.	1,454,537	246,573
Quest Diagnostics, Inc.	1,220,835	141,116
UnitedHealth Group, Inc.	8,595,297	2,855,530
Universal Health Services, Inc. Class B	704,096	88,244
		7,315,121
Health Care Technology - 0.1%
Cerner Corp.	2,777,376	192,028
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	2,772,031	338,382
Bio-Rad Laboratories, Inc. Class A (a)	194,990	113,972
Illumina, Inc. (a)	1,322,603	581,165
IQVIA Holdings, Inc. (a)	1,736,831	334,844
Mettler-Toledo International, Inc. (a)	215,557	240,572
PerkinElmer, Inc.	1,014,364	127,901
Thermo Fisher Scientific, Inc.	3,590,368	1,615,953
Waters Corp. (a)	562,088	153,945
		3,506,734
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	20,470,919	1,255,481
Catalent, Inc. (a)	1,491,987	169,654
Eli Lilly & Co.	7,192,450	1,473,661
Johnson & Johnson	23,848,005	3,778,955
Merck & Co., Inc.	22,919,383	1,664,406
Perrigo Co. PLC	1,236,462	49,904
Pfizer, Inc.	50,353,091	1,686,325
Viatris, Inc. (a)(b)	10,929,040	162,296
Zoetis, Inc. Class A	4,305,416	668,373
		10,909,055

TOTAL HEALTH CARE		38,239,555

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
General Dynamics Corp. (b)	2,105,723	344,223
Howmet Aerospace, Inc.	3,535,187	99,374
Huntington Ingalls Industries, Inc.	366,823	64,528
L3Harris Technologies, Inc. (b)	1,903,389	346,245
Lockheed Martin Corp.	2,230,397	736,589
Northrop Grumman Corp.	1,404,549	409,651
Raytheon Technologies Corp.	13,757,931	990,433
Teledyne Technologies, Inc. (a)	334,111	123,955
Textron, Inc.	2,073,361	104,373
The Boeing Co.	4,807,192	1,019,173
TransDigm Group, Inc. (a)	493,132	284,374
		4,522,918
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,231,524	111,884
Expeditors International of Washington, Inc.	1,533,368	140,825
FedEx Corp.	2,188,496	556,972
United Parcel Service, Inc. Class B	6,479,096	1,022,596
		1,832,277
Airlines - 0.3%
Alaska Air Group, Inc. (b)	1,120,264	72,840
American Airlines Group, Inc. (b)	5,532,956	115,860
Delta Air Lines, Inc. (b)	5,777,184	276,958
Southwest Airlines Co. (b)	5,347,238	310,835
United Airlines Holdings, Inc. (a)(b)	2,651,203	139,665
		916,158
Building Products - 0.5%
A.O. Smith Corp.	1,226,851	72,838
Allegion PLC	833,774	90,698
Carrier Global Corp.	7,380,175	269,598
Fortune Brands Home & Security, Inc.	1,258,547	104,636
Johnson Controls International PLC	6,557,827	365,861
Masco Corp.	2,370,503	126,158
Trane Technologies PLC	2,175,274	333,339
		1,363,128
Commercial Services & Supplies - 0.4%
Cintas Corp.	796,144	258,221
Copart, Inc. (a)	1,882,418	205,485
Republic Services, Inc.	1,905,622	169,772
Rollins, Inc. (b)	2,004,114	66,476
Waste Management, Inc.	3,522,087	390,564
		1,090,518
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,174,245	135,132
Quanta Services, Inc.	1,257,931	105,478
		240,610
Electrical Equipment - 0.5%
AMETEK, Inc.	2,084,141	245,866
Eaton Corp. PLC	3,610,887	470,101
Emerson Electric Co.	5,417,599	465,372
Rockwell Automation, Inc.	1,052,457	256,042
		1,437,381
Industrial Conglomerates - 1.2%
3M Co.	5,225,386	914,756
General Electric Co.	79,355,015	995,112
Honeywell International, Inc.	6,356,518	1,286,241
Roper Technologies, Inc.	950,027	358,749
		3,554,858
Machinery - 1.8%
Caterpillar, Inc. (b)	4,921,332	1,062,417
Cummins, Inc.	1,340,784	339,487
Deere & Co.	2,838,840	991,096
Dover Corp.	1,305,418	160,906
Flowserve Corp.	1,180,038	43,661
Fortive Corp.	3,054,633	201,056
IDEX Corp.	685,815	133,851
Illinois Tool Works, Inc.	2,609,271	527,542
Ingersoll Rand, Inc. (a)	3,367,327	156,042
Otis Worldwide Corp.	3,688,824	235,015
PACCAR, Inc.	3,138,374	285,561
Parker Hannifin Corp.	1,166,789	334,822
Pentair PLC	1,506,917	84,282
Snap-On, Inc.	491,130	99,753
Stanley Black & Decker, Inc.	1,451,448	253,771
Westinghouse Air Brake Co.	1,620,700	117,387
Xylem, Inc.	1,632,708	162,552
		5,189,201
Professional Services - 0.3%
Equifax, Inc.	1,101,955	178,384
IHS Markit Ltd.	3,376,232	304,401
Nielsen Holdings PLC	3,234,028	72,475
Robert Half International, Inc.	1,032,537	80,321
Verisk Analytics, Inc.	1,472,890	241,333
		876,914
Road & Rail - 1.0%
CSX Corp.	6,928,037	634,262
J.B. Hunt Transport Services, Inc.	756,297	111,077
Kansas City Southern	847,933	180,050
Norfolk Southern Corp. (b)	2,300,830	579,947
Old Dominion Freight Lines, Inc.	871,572	187,188
Union Pacific Corp.	6,104,527	1,257,288
		2,949,812
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,200,728	241,158
United Rentals, Inc. (a)(b)	653,484	194,333
W.W. Grainger, Inc.	408,386	152,210
		587,701

TOTAL INDUSTRIALS		24,561,476

INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	493,493	138,099
Cisco Systems, Inc.	38,278,605	1,717,561
F5 Networks, Inc. (a)	558,057	106,020
Juniper Networks, Inc.	2,987,056	69,539
Motorola Solutions, Inc.	1,535,696	269,484
		2,300,703
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	2,710,022	340,596
CDW Corp.	1,295,317	203,222
Corning, Inc.	6,921,109	264,663
FLIR Systems, Inc.	1,188,033	63,441
IPG Photonics Corp. (a)	323,510	73,550
Keysight Technologies, Inc. (a)	1,678,619	237,558
TE Connectivity Ltd.	2,996,176	389,593
Trimble, Inc. (a)(b)	2,266,325	168,025
Vontier Corp. (a)	1,526,403	47,929
Zebra Technologies Corp. Class A (a)(b)	482,986	241,218
		2,029,795
IT Services - 5.3%
Accenture PLC Class A (b)	5,739,426	1,440,022
Akamai Technologies, Inc. (a)	1,474,739	139,363
Automatic Data Processing, Inc.	3,884,593	675,997
Broadridge Financial Solutions, Inc.	1,047,384	149,242
Cognizant Technology Solutions Corp. Class A	4,843,272	355,884
DXC Technology Co.	2,304,700	58,125
Fidelity National Information Services, Inc.	5,621,143	775,718
Fiserv, Inc. (a)	5,209,000	600,962
FleetCor Technologies, Inc. (a)	755,532	209,517
Gartner, Inc. (a)	808,844	144,815
Global Payments, Inc.	2,711,671	536,884
IBM Corp.	8,072,017	960,005
Jack Henry & Associates, Inc.	691,341	102,623
Leidos Holdings, Inc.	1,211,919	107,194
MasterCard, Inc. Class A	7,969,482	2,820,001
Paychex, Inc.	2,898,448	263,962
PayPal Holdings, Inc. (a)	10,614,268	2,758,118
The Western Union Co.	3,724,315	86,479
VeriSign, Inc. (a)	909,668	176,503
Visa, Inc. Class A	15,361,008	3,262,524
		15,623,938
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	10,895,275	920,760
Analog Devices, Inc.	3,347,136	521,551
Applied Materials, Inc.	8,273,360	977,828
Broadcom, Inc.	3,664,344	1,721,765
Enphase Energy, Inc. (a)	1,144,441	201,490
Intel Corp.	37,123,467	2,256,364
KLA Corp.	1,399,241	435,486
Lam Research Corp.	1,304,566	739,937
Maxim Integrated Products, Inc.	2,421,459	225,607
Microchip Technology, Inc. (b)	2,358,726	360,012
Micron Technology, Inc. (a)	10,084,592	923,043
Monolithic Power Systems, Inc.	384,019	143,823
NVIDIA Corp.	5,607,473	3,076,148
Qorvo, Inc. (a)	1,033,207	180,532
Qualcomm, Inc.	10,245,642	1,395,354
Skyworks Solutions, Inc. (b)	1,504,524	267,534
Teradyne, Inc.	1,504,289	193,467
Texas Instruments, Inc.	8,315,566	1,432,523
Xilinx, Inc.	2,220,542	289,337
		16,262,561
Software - 8.5%
Adobe, Inc. (a)	4,345,738	1,997,605
ANSYS, Inc. (a)	778,017	265,296
Autodesk, Inc. (a)	1,991,957	549,780
Cadence Design Systems, Inc. (a)	2,526,815	356,508
Citrix Systems, Inc.	1,115,371	148,991
Fortinet, Inc. (a)	1,220,559	206,091
Intuit, Inc.	2,380,196	928,610
Microsoft Corp.	68,489,954	15,915,696
NortonLifeLock, Inc.	5,361,706	104,607
Oracle Corp.	17,183,504	1,108,508
Paycom Software, Inc. (a)	443,764	166,074
Salesforce.com, Inc. (a)	8,288,915	1,794,550
ServiceNow, Inc. (a)	1,767,396	942,835
Synopsys, Inc. (a)	1,382,555	339,016
Tyler Technologies, Inc. (a)	365,319	169,296
		24,993,463
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	144,776,948	17,555,642
Hewlett Packard Enterprise Co.	11,658,835	169,753
HP, Inc.	12,442,404	360,456
NetApp, Inc.	2,023,628	126,679
Seagate Technology LLC	2,024,949	148,287
Western Digital Corp.	2,756,132	188,878
Xerox Holdings Corp.	1,509,606	38,465
		18,588,160

TOTAL INFORMATION TECHNOLOGY		79,798,620

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,002,266	511,819
Albemarle Corp. U.S.	1,045,019	164,287
Celanese Corp. Class A	1,058,943	147,098
CF Industries Holdings, Inc.	1,937,849	87,746
Corteva, Inc.	6,749,043	304,719
Dow, Inc.	6,719,474	398,532
DuPont de Nemours, Inc.	4,859,569	341,725
Eastman Chemical Co.	1,227,194	134,083
Ecolab, Inc.	2,249,667	470,990
FMC Corp.	1,175,459	119,532
International Flavors & Fragrances, Inc.	2,252,710	305,265
Linde PLC	4,754,639	1,161,416
LyondellBasell Industries NV Class A	2,329,209	240,118
PPG Industries, Inc.	2,139,754	288,482
Sherwin-Williams Co.	740,499	503,791
The Mosaic Co.	3,125,074	91,877
		5,271,480
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	564,135	190,040
Vulcan Materials Co.	1,200,407	200,456
		390,496
Containers & Packaging - 0.3%
Amcor PLC	14,208,760	155,444
Avery Dennison Corp.	755,677	132,402
Ball Corp.	2,963,283	253,035
International Paper Co. (b)	3,561,018	176,805
Packaging Corp. of America	859,067	113,414
Sealed Air Corp.	1,405,520	58,891
WestRock Co.	2,379,363	103,716
		993,707
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	13,161,419	446,304
Newmont Corp.	7,277,559	395,754
Nucor Corp.	2,735,152	163,617
		1,005,675

TOTAL MATERIALS		7,661,358

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	1,121,711	179,126
American Tower Corp.	4,024,091	869,727
AvalonBay Communities, Inc.	1,264,707	222,272
Boston Properties, Inc.	1,283,202	127,204
Crown Castle International Corp.	3,907,095	608,530
Digital Realty Trust, Inc.	2,537,993	341,944
Duke Realty Corp.	3,369,475	132,252
Equinix, Inc.	807,168	523,319
Equity Residential (SBI)	3,102,435	202,930
Essex Property Trust, Inc.	590,687	150,501
Extra Space Storage, Inc.	1,170,730	147,161
Federal Realty Investment Trust (SBI)	623,606	63,090
Healthpeak Properties, Inc.	4,876,970	141,871
Host Hotels & Resorts, Inc.	6,389,531	106,002
Iron Mountain, Inc.	2,610,519	90,820
Kimco Realty Corp.	3,917,977	71,817
Mid-America Apartment Communities, Inc.	1,036,069	139,590
Prologis (REIT), Inc.	6,696,564	663,429
Public Storage	1,377,818	322,327
Realty Income Corp.	3,179,592	191,602
Regency Centers Corp.	1,429,521	78,309
SBA Communications Corp. Class A	1,006,582	256,809
Simon Property Group, Inc.	2,970,339	335,411
SL Green Realty Corp. (b)	657,410	45,407
UDR, Inc.	2,667,690	109,829
Ventas, Inc.	3,393,210	179,501
Vornado Realty Trust	1,420,749	61,007
Welltower, Inc.	3,780,334	256,685
Weyerhaeuser Co.	6,761,789	229,022
		6,847,494
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	3,038,870	230,255

TOTAL REAL ESTATE		7,077,749

UTILITIES - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp. (b)	2,262,568	104,440
American Electric Power Co., Inc.	4,496,759	336,582
Duke Energy Corp.	6,666,996	570,628
Edison International	3,428,929	185,128
Entergy Corp.	1,813,895	157,464
Evergy, Inc.	2,054,854	110,202
Eversource Energy	3,105,616	246,834
Exelon Corp.	8,837,633	341,133
FirstEnergy Corp.	4,915,282	162,892
NextEra Energy, Inc.	17,747,100	1,304,057
NRG Energy, Inc.	2,212,380	80,774
Pinnacle West Capital Corp. (b)	1,020,008	71,329
PPL Corp.	6,964,743	182,407
Southern Co.	9,568,415	542,720
Xcel Energy, Inc.	4,760,083	278,893
		4,675,483
Gas Utilities - 0.0%
Atmos Energy Corp.	1,140,418	96,491
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	6,025,372	160,034
Multi-Utilities - 0.7%
Ameren Corp.	2,239,430	157,365
CenterPoint Energy, Inc.	4,935,493	95,946
CMS Energy Corp.	2,593,880	140,355
Consolidated Edison, Inc.	3,099,202	203,463
Dominion Energy, Inc.	7,390,442	504,915
DTE Energy Co.	1,753,445	206,416
NiSource, Inc.	3,471,489	74,984
Public Service Enterprise Group, Inc.	4,582,438	246,673
Sempra Energy	2,613,228	303,082
WEC Energy Group, Inc.	2,857,501	230,429
		2,163,628
Water Utilities - 0.1%
American Water Works Co., Inc.	1,642,130	232,985

TOTAL UTILITIES		7,328,621

TOTAL COMMON STOCKS
(Cost $146,400,385)		291,569,005

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.07% (c)	488,409,097	488,507
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	975,024,589	975,122
TOTAL MONEY MARKET FUNDS
(Cost $1,463,622)		1,463,629
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $147,864,007)		293,032,634
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(720,325)
NET ASSETS - 100%		$292,312,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,951	March 2021	$752,507	$5,984	$5,984

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,509
Fidelity Securities Lending Cash Central Fund	7,153
Total	$8,662

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$32,301,949	$32,301,949	$--	$--
Consumer Discretionary	36,150,869	36,150,869	--	--
Consumer Staples	17,417,602	17,417,602	--	--
Energy	8,277,218	8,277,218	--	--
Financials	32,753,988	32,753,988	--	--
Health Care	38,239,555	38,239,555	--	--
Industrials	24,561,476	24,561,476	--	--
Information Technology	79,798,620	79,798,620	--	--
Materials	7,661,358	7,661,358	--	--
Real Estate	7,077,749	7,077,749	--	--
Utilities	7,328,621	7,328,621	--	--
Money Market Funds	1,463,629	1,463,629	--	--
Total Investments in Securities:	$293,032,634	$293,032,634	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$5,984	$5,984	$--	$--
Total Assets	$5,984	$5,984	$--	$--
Total Derivative Instruments:	$5,984	$5,984	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$5,984	$0
Total Equity Risk	5,984	0
Total Value of Derivatives	$5,984	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2021
Assets
Investment in securities, at value (including securities loaned of $959,229) — See accompanying schedule: Unaffiliated issuers (cost $146,400,385)	$291,569,005
Fidelity Central Funds (cost $1,463,622)	1,463,629
Total Investment in Securities (cost $147,864,007)		$293,032,634
Segregated cash with brokers for derivative instruments		40,161
Receivable for fund shares sold		388,463
Dividends receivable		401,174
Distributions receivable from Fidelity Central Funds		373
Other receivables		4,885
Total assets		293,867,690
Liabilities
Payable for investments purchased	$295,553
Payable for fund shares redeemed	272,437
Accrued management fee	3,715
Payable for daily variation margin on futures contracts	3,879
Other payables and accrued expenses	4,880
Collateral on securities loaned	974,917
Total liabilities		1,555,381
Net Assets		$292,312,309
Net Assets consist of:
Paid in capital		$150,402,984
Total accumulated earnings (loss)		141,909,325
Net Assets		$292,312,309
Net Asset Value, offering price and redemption price per share ($292,312,309 ÷ 2,207,618 shares)		$132.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2021
Investment Income
Dividends		$4,214,595
Interest		107
Income from Fidelity Central Funds (including $7,153 from security lending)		8,662
Total income		4,223,364
Expenses
Management fee	$36,109
Independent trustees' fees and expenses	1,326
Interest	38
Miscellaneous	147
Total expenses before reductions	37,620
Expense reductions	(2)
Total expenses after reductions		37,618
Net investment income (loss)		4,185,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,981,086)
Fidelity Central Funds	52
Futures contracts	(470,202)
Total net realized gain (loss)		(2,451,236)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	65,472,110
Fidelity Central Funds	(10)
Futures contracts	61,861
Total change in net unrealized appreciation (depreciation)		65,533,961
Net gain (loss)		63,082,725
Net increase (decrease) in net assets resulting from operations		$67,268,471

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2021	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,185,746	$4,078,099
Net realized gain (loss)	(2,451,236)	780,701
Change in net unrealized appreciation (depreciation)	65,533,961	9,488,867
Net increase (decrease) in net assets resulting from operations	67,268,471	14,347,667
Distributions to shareholders	(4,452,321)	(4,559,102)
Share transactions
Proceeds from sales of shares	82,376,548	67,830,497
Reinvestment of distributions	4,233,128	4,344,871
Cost of shares redeemed	(76,517,878)	(42,152,930)
Net increase (decrease) in net assets resulting from share transactions	10,091,798	30,022,438
Total increase (decrease) in net assets	72,907,948	39,811,003
Net Assets
Beginning of period	219,404,361	179,593,358
End of period	$292,312,309	$219,404,361
Other Information
Shares
Sold	738,928	645,007
Issued in reinvestment of distributions	38,032	41,509
Redeemed	(704,489)	(400,973)
Net increase (decrease)	72,471	285,543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund

Years ended February 28,	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$102.76	$97.10	$95.15	$83.00	$68.15
Income from Investment Operations
Net investment income (loss)B	1.95	2.05	1.86	1.74	1.61
Net realized and unrealized gain (loss)	29.78	5.92	2.46	12.25	15.21
Total from investment operations	31.73	7.97	4.32	13.99	16.82
Distributions from net investment income	(2.08)	(2.19)	(1.81)	(1.69)	(1.58)
Distributions from net realized gain	–	(.12)	(.57)	(.15)	(.40)
Total distributions	(2.08)	(2.31)	(2.37)C	(1.84)	(1.97)C
Net asset value, end of period	$132.41	$102.76	$97.10	$95.15	$83.00
Total ReturnD	31.29%	8.18%	4.67%	17.08%	24.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.69%	1.96%	1.99%	1.96%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$292,312	$219,404	$179,593	$32,225	$14,824
Portfolio turnover rateG	7%H	4%H	4%H	4%H	5%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$4,879

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, certain deemed distributions, redemptions in-kind, short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$150,778,083
Gross unrealized depreciation	(7,496,501)
Net unrealized appreciation (depreciation)	$143,281,582
Tax Cost	$149,751,052

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$626,659
Capital loss carryforward	$(1,994,036)
Net unrealized appreciation (depreciation) on securities and other investments	$143,281,582

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(746,172)
Long-term	(1,247,864)
Total capital loss carryforward	$(1,994,036)

The tax character of distributions paid was as follows:

	February 28, 2021	February 29, 2020
Ordinary Income	$4,452,321	$ 4,336,119
Long-term Capital Gains	–	222,983
Total	$4,452,321	$ 4,559,102

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	26,625,340	16,562,349

Unaffiliated Redemptions In-Kind. During the period, 351 shares of the Fund were redeemed in-kind for investments and cash with a value of $36,739. The net realized gain of $27,619 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 8,304 shares of the Fund were redeemed in-kind for investments and cash with a value of $850,431. The Fund had a net realized gain of $637,507 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $197,324 in exchange for 1,900 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Effective April 29, 2020, the Board approved to add an expense contract to the Fund. Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Effective April 29, 2020, interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity 500 Index Fund	Borrower	$215,071.30%		$38

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective April 29, 2020, the commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount
Fidelity 500 Index Fund	$147

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity 500 Index Fund	$681	$2	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the “Fund”) as of February 28, 2021, the related statement of operations for the year ended February 28, 2021, the statement of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2021 and the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 13, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 309 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity 500 Index Fund	.02%
Actual		$1,000.00	$1,097.40	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 93%, 89%, 89%, and 89% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 99%, 94%, 94%, and 94% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2%, 6%, 6%, and 6% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity 500 Index Fund

At its September 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.05 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its January 2020 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its January 2020 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its January 2020 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that would not result in any changes to the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2020 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract because the proposed sub-advisory fee rate will be lower than the current sub-advisory fee rate.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Amended Contract should be approved.

Board Approval of Investment Advisory Contracts

Fidelity 500 Index Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 5

A shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	17,621,096,352.863	21.077
Against	56,638,734,904.910	67.748
Abstain	4,020,978,788.391	4.810
Broker Non-Vote	5,321,833,205.926	6.366
TOTAL	83,602,643,252.088	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 5 was not approved by shareholders.

U5I-U5A-ANN-0421
1.925889.109

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Annual Report

February 28, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2021	Past 1 year	Life of fundA
Fidelity Flex® 500 Index Fund	31.31%	14.93%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® 500 Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,395	Fidelity Flex® 500 Index Fund
$17,391	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 31.29% for the 12 months ending February 28, 2021, a volatile but productive period for U.S. risk assets. The early-2020 outbreak and spread of COVID-19 resulted in stocks suffering one of the quickest declines on record, through March 23, followed by a historic rebound that included the index closing 2020 at an all-time high and gaining modest ground in the first two months of the new year. The crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response partially offset the economic disruption and fueled the market surge, as did resilient corporate earnings. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery could be slowing and a new wave of COVID-19 cases. A shift in momentum began in October and accelerated following the U.S. elections, with the approval of three breakthrough COVID-19 vaccines and prospects for additional government stimulus fueling the “reflation trade” through February 28. By sector for the full 12 months, information technology (+50%) and consumer discretionary (+43%) led all gainers. Materials (+42%) and communication services (+37%) also stood out. In contrast, the defensive utilities (-3%) and real estate sectors (+5%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending February 28, 2021, the fund gained 31.31%, roughly in line with the 31.29% advance of the benchmark S&P 500® index. By sector, information technology gained about 50% and contributed most, followed by consumer discretionary, which gained roughly 42%, and communication services, which advanced 37%, lifted by the media & entertainment industry (+47%). The health care sector rose 24%, financials gained roughly 25%, and industrials advanced 26%. Other notable contributors included the materials (+43%), consumer staples (+12%), energy (+11%), and real estate (+5%) sectors. In contrast, stocks in the utilities sector returned about -3% and detracted most. Turning to individual stocks, the biggest individual contributor was Apple (+79%), from the technology hardware & equipment category. In software & services, Microsoft (+45%) and PayPal (+140%) helped. Amazon.com, within the retailing industry, advanced roughly 64% and lifted the fund. Another contributor was Alphabet (+51%), a stock in the media & entertainment group. In contrast, the biggest individual detractor was AT&T (-15%), from the telecommunication services segment. In capital goods, Boeing (-23%) and Raytheon (-38%) hurt. Tesla, within the automobiles & components segment, hindered the fund, returning -3% between late December, when the stock entered the index, and period end. Another detractor was Wells Fargo (-9%), a stock in the banks category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Apple, Inc.	5.9
Microsoft Corp.	5.3
Amazon.com, Inc.	4.0
Facebook, Inc. Class A	1.9
Alphabet, Inc. Class A	1.8
Alphabet, Inc. Class C	1.8
Tesla, Inc.	1.6
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.4
Johnson & Johnson	1.3
26.4

Top Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	26.6
Health Care	12.8
Consumer Discretionary	12.1
Financials	10.9
Communication Services	10.8
Industrials	8.2
Consumer Staples	5.8
Energy	2.8
Materials	2.6
Utilities	2.4

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.2%

Schedule of Investments February 28, 2021

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	364,531	$10,166,770
Lumen Technologies, Inc.	51,521	633,193
Verizon Communications, Inc.	211,396	11,690,199
		22,490,162
Entertainment - 2.2%
Activision Blizzard, Inc.	39,475	3,774,205
Electronic Arts, Inc.	14,812	1,984,364
Live Nation Entertainment, Inc. (a)	7,359	653,921
Netflix, Inc. (a)	22,574	12,164,000
Take-Two Interactive Software, Inc. (a)	5,872	1,083,149
The Walt Disney Co. (a)	92,501	17,486,389
		37,146,028
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	15,360	31,056,538
Class C (a)	14,829	30,204,597
Facebook, Inc. Class A (a)	122,810	31,638,312
Twitter, Inc. (a)	40,662	3,133,414
		96,032,861
Media - 1.4%
Charter Communications, Inc. Class A (a)	7,452	4,571,206
Comcast Corp. Class A	233,223	12,295,517
Discovery Communications, Inc.:
Class A (a)	8,674	459,982
Class C (non-vtg.) (a)	14,549	654,705
DISH Network Corp. Class A (a)	12,807	403,549
Fox Corp.:
Class A	17,488	582,525
Class B	7,833	250,108
Interpublic Group of Companies, Inc.	20,072	524,281
News Corp.:
Class A	20,344	477,067
Class B	6,063	138,964
Omnicom Group, Inc.	11,066	760,566
ViacomCBS, Inc. Class B	28,926	1,865,438
		22,983,908
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	29,805	3,575,706

TOTAL COMMUNICATION SERVICES		182,228,665

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
Aptiv PLC	13,793	2,066,743
BorgWarner, Inc.	12,471	561,195
		2,627,938
Automobiles - 1.9%
Ford Motor Co.	199,585	2,335,145
General Motors Co.	64,343	3,302,726
Tesla, Inc. (a)	38,740	26,168,870
		31,806,741
Distributors - 0.1%
Genuine Parts Co.	7,300	769,055
LKQ Corp. (a)	14,264	561,859
Pool Corp.	2,068	692,304
		2,023,218
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	33,684	901,047
Chipotle Mexican Grill, Inc. (a)	1,429	2,060,618
Darden Restaurants, Inc.	6,674	916,540
Domino's Pizza, Inc.	2,013	697,525
Hilton Worldwide Holdings, Inc.	14,188	1,754,772
Las Vegas Sands Corp.	16,860	1,055,436
Marriott International, Inc. Class A	13,618	2,016,417
McDonald's Corp.	38,062	7,846,101
MGM Resorts International	21,132	798,578
Norwegian Cruise Line Holdings Ltd. (a)(b)	16,481	487,178
Royal Caribbean Cruises Ltd.	9,669	901,828
Starbucks Corp.	59,956	6,477,047
Wynn Resorts Ltd.	5,388	709,761
Yum! Brands, Inc.	15,424	1,596,847
		28,219,695
Household Durables - 0.4%
D.R. Horton, Inc.	16,961	1,303,792
Garmin Ltd.	7,587	940,940
Leggett & Platt, Inc.	6,878	297,611
Lennar Corp. Class A	14,071	1,167,471
Mohawk Industries, Inc. (a)	3,016	527,770
Newell Brands, Inc.	19,029	440,902
NVR, Inc. (a)	179	805,650
PulteGroup, Inc.	13,667	616,518
Whirlpool Corp.	3,201	608,446
		6,709,100
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	21,788	67,388,759
eBay, Inc.	33,432	1,886,233
Etsy, Inc. (a)	6,440	1,418,539
Expedia, Inc.	6,989	1,125,229
The Booking Holdings, Inc. (a)	2,093	4,873,571
		76,692,331
Leisure Products - 0.0%
Hasbro, Inc.	6,571	615,768
Multiline Retail - 0.5%
Dollar General Corp.	12,516	2,365,399
Dollar Tree, Inc. (a)	11,979	1,176,338
Target Corp.	25,583	4,692,946
		8,234,683
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	3,458	554,490
AutoZone, Inc. (a)	1,189	1,379,145
Best Buy Co., Inc.	11,710	1,175,099
CarMax, Inc. (a)	8,421	1,006,394
Gap, Inc.	10,644	265,568
L Brands, Inc.	11,958	653,624
Lowe's Companies, Inc.	37,433	5,979,922
O'Reilly Automotive, Inc. (a)	3,709	1,659,147
Ross Stores, Inc.	18,188	2,121,448
The Home Depot, Inc.	55,001	14,208,958
TJX Companies, Inc.	61,340	4,047,827
Tractor Supply Co.	5,926	941,997
Ulta Beauty, Inc. (a)	2,863	922,831
		34,916,450
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	18,055	319,393
NIKE, Inc. Class B	64,101	8,639,533
PVH Corp.	3,701	369,952
Ralph Lauren Corp.	2,467	288,836
Tapestry, Inc.	14,149	596,239
Under Armour, Inc.:
Class A (sub. vtg.) (a)	10,436	228,444
Class C (non-vtg.) (a)	9,362	170,388
VF Corp.	16,326	1,291,876
		11,904,661

TOTAL CONSUMER DISCRETIONARY		203,750,585

CONSUMER STAPLES - 5.8%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	9,285	664,620
Constellation Brands, Inc. Class A (sub. vtg.)	8,699	1,862,804
Molson Coors Beverage Co. Class B	9,834	437,121
Monster Beverage Corp. (a)	18,912	1,659,339
PepsiCo, Inc.	70,603	9,121,202
The Coca-Cola Co.	197,935	9,696,836
		23,441,922
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	22,536	7,459,416
Kroger Co.	39,772	1,281,056
Sysco Corp.	26,146	2,082,006
Walgreens Boots Alliance, Inc.	36,997	1,773,266
Walmart, Inc.	70,818	9,200,675
		21,796,419
Food Products - 0.9%
Archer Daniels Midland Co.	28,660	1,621,583
Campbell Soup Co.	10,446	475,084
Conagra Brands, Inc.	25,176	854,222
General Mills, Inc.	31,523	1,734,080
Hormel Foods Corp.	14,537	674,081
Kellogg Co.	13,275	766,100
Lamb Weston Holdings, Inc.	7,591	605,534
McCormick & Co., Inc. (non-vtg.)	12,812	1,079,795
Mondelez International, Inc.	73,283	3,895,724
The Hershey Co.	7,545	1,098,929
The J.M. Smucker Co.	5,914	662,368
The Kraft Heinz Co.	28,359	1,031,700
Tyson Foods, Inc. Class A	15,199	1,028,516
		15,527,716
Household Products - 1.4%
Church & Dwight Co., Inc.	12,737	1,003,039
Clorox Co.	6,419	1,162,160
Colgate-Palmolive Co.	43,757	3,290,526
Kimberly-Clark Corp.	17,356	2,227,295
Procter & Gamble Co.	126,686	15,649,522
		23,332,542
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	11,573	3,308,258
Tobacco - 0.6%
Altria Group, Inc.	90,299	3,937,036
Philip Morris International, Inc.	79,808	6,705,468
		10,642,504

TOTAL CONSUMER STAPLES		98,049,361

ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	36,683	898,000
Halliburton Co.	47,149	1,029,263
NOV, Inc.	23,281	351,543
Schlumberger Ltd.	63,417	1,769,968
		4,048,774
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	20,022	395,034
Cabot Oil & Gas Corp.	20,617	381,621
Chevron Corp.	98,714	9,871,400
ConocoPhillips Co.	64,942	3,377,633
Devon Energy Corp.	31,331	674,870
Diamondback Energy, Inc.	8,324	576,687
EOG Resources, Inc.	30,235	1,951,972
Exxon Mobil Corp.	216,950	11,795,572
Hess Corp.	14,297	936,882
HollyFrontier Corp.	8,141	308,381
Kinder Morgan, Inc.	100,976	1,484,347
Marathon Oil Corp.	42,496	471,706
Marathon Petroleum Corp.	33,698	1,840,585
Occidental Petroleum Corp.	39,854	1,060,515
ONEOK, Inc.	23,049	1,020,840
Phillips 66 Co.	22,708	1,885,899
Pioneer Natural Resources Co.	10,445	1,551,814
The Williams Companies, Inc.	62,572	1,429,144
Valero Energy Corp.	21,145	1,627,742
		42,642,644

TOTAL ENERGY		46,691,418

FINANCIALS - 10.9%
Banks - 4.3%
Bank of America Corp.	388,838	13,496,567
Citigroup, Inc.	106,378	7,008,183
Citizens Financial Group, Inc.	21,905	951,553
Comerica, Inc.	7,169	488,209
Fifth Third Bancorp	36,423	1,263,514
First Republic Bank	8,876	1,462,321
Huntington Bancshares, Inc.	52,028	798,110
JPMorgan Chase & Co.	155,712	22,916,135
KeyCorp	50,044	1,007,886
M&T Bank Corp.	6,580	993,185
Peoples United Financial, Inc.	22,067	395,882
PNC Financial Services Group, Inc.	21,627	3,641,122
Regions Financial Corp.	49,035	1,011,592
SVB Financial Group (a)	2,645	1,336,677
Truist Financial Corp.	68,874	3,923,063
U.S. Bancorp	69,970	3,498,500
Wells Fargo & Co.	211,365	7,645,072
Zions Bancorp NA	8,419	447,638
		72,285,209
Capital Markets - 2.8%
Ameriprise Financial, Inc.	6,024	1,332,750
Bank of New York Mellon Corp.	41,650	1,755,964
BlackRock, Inc. Class A	7,246	5,032,347
Cboe Global Markets, Inc.	5,481	542,400
Charles Schwab Corp.	76,208	4,703,558
CME Group, Inc.	18,338	3,662,099
Franklin Resources, Inc.	13,857	362,638
Goldman Sachs Group, Inc.	17,577	5,615,500
Intercontinental Exchange, Inc.	28,671	3,162,698
Invesco Ltd.	19,400	434,948
MarketAxess Holdings, Inc.	1,930	1,072,964
Moody's Corp.	8,250	2,267,843
Morgan Stanley	76,657	5,892,624
MSCI, Inc.	4,235	1,755,492
NASDAQ, Inc.	5,892	814,805
Northern Trust Corp.	10,596	1,007,997
Raymond James Financial, Inc.	6,254	730,092
S&P Global, Inc.	12,291	4,048,164
State Street Corp.	18,109	1,317,792
T. Rowe Price Group, Inc.	11,563	1,874,825
		47,387,500
Consumer Finance - 0.6%
American Express Co.	33,311	4,505,646
Capital One Financial Corp.	23,350	2,806,437
Discover Financial Services	15,705	1,477,369
Synchrony Financial	27,725	1,072,403
		9,861,855
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	99,424	23,912,466
Insurance - 1.8%
AFLAC, Inc.	33,312	1,595,312
Allstate Corp.	15,540	1,656,564
American International Group, Inc.	44,205	1,942,810
Aon PLC	11,677	2,658,970
Arthur J. Gallagher & Co.	9,805	1,174,639
Assurant, Inc.	3,080	379,518
Chubb Ltd.	23,053	3,747,957
Cincinnati Financial Corp.	7,642	747,923
Everest Re Group Ltd.	2,038	492,809
Globe Life, Inc.	4,982	465,319
Hartford Financial Services Group, Inc.	18,281	926,664
Lincoln National Corp.	9,440	536,853
Loews Corp.	11,931	570,421
Marsh & McLennan Companies, Inc.	25,899	2,984,083
MetLife, Inc.	39,024	2,247,782
Principal Financial Group, Inc.	13,064	739,161
Progressive Corp.	29,907	2,570,507
Prudential Financial, Inc.	20,337	1,763,625
The Travelers Companies, Inc.	12,929	1,881,170
Unum Group	10,467	277,166
W.R. Berkley Corp.	7,158	496,264
Willis Towers Watson PLC	6,605	1,457,327
		31,312,844

TOTAL FINANCIALS		184,759,874

HEALTH CARE - 12.8%
Biotechnology - 1.8%
AbbVie, Inc.	90,193	9,717,394
Alexion Pharmaceuticals, Inc. (a)	11,184	1,708,356
Amgen, Inc.	29,742	6,689,571
Biogen, Inc. (a)	7,861	2,145,110
Gilead Sciences, Inc.	64,033	3,931,626
Incyte Corp. (a)	9,510	748,057
Regeneron Pharmaceuticals, Inc. (a)	5,357	2,413,703
Vertex Pharmaceuticals, Inc. (a)	13,285	2,823,727
		30,177,544
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	90,547	10,845,720
Abiomed, Inc. (a)	2,289	742,895
Align Technology, Inc. (a)	3,666	2,079,025
Baxter International, Inc.	26,089	2,026,854
Becton, Dickinson & Co.	14,816	3,572,878
Boston Scientific Corp. (a)	73,156	2,836,990
Danaher Corp.	32,301	7,095,561
Dentsply Sirona, Inc.	11,220	595,445
DexCom, Inc. (a)	4,906	1,951,509
Edwards Lifesciences Corp. (a)	31,840	2,645,904
Hologic, Inc. (a)	13,127	946,325
IDEXX Laboratories, Inc. (a)	4,357	2,266,381
Intuitive Surgical, Inc. (a)	6,006	4,425,221
Medtronic PLC	68,765	8,043,442
ResMed, Inc.	7,419	1,430,235
STERIS PLC	4,350	760,380
Stryker Corp.	16,703	4,053,651
Teleflex, Inc.	2,381	947,924
The Cooper Companies, Inc.	2,514	970,731
Varian Medical Systems, Inc. (a)	4,669	818,336
West Pharmaceutical Services, Inc.	3,761	1,055,525
Zimmer Biomet Holdings, Inc.	10,587	1,726,316
		61,837,248
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	7,565	765,729
Anthem, Inc.	12,706	3,852,332
Cardinal Health, Inc.	15,000	772,800
Centene Corp. (a)	29,620	1,733,955
Cigna Corp.	18,457	3,874,124
CVS Health Corp.	66,865	4,555,512
DaVita HealthCare Partners, Inc. (a)	3,718	379,719
HCA Holdings, Inc.	13,485	2,319,825
Henry Schein, Inc. (a)	7,239	447,732
Humana, Inc.	6,761	2,566,814
Laboratory Corp. of America Holdings (a)	4,984	1,195,711
McKesson Corp.	8,215	1,392,607
Quest Diagnostics, Inc.	6,858	792,716
UnitedHealth Group, Inc.	48,475	16,104,365
Universal Health Services, Inc. Class B	3,939	493,675
		41,247,616
Health Care Technology - 0.1%
Cerner Corp.	15,567	1,076,302
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	15,625	1,907,344
Bio-Rad Laboratories, Inc. Class A (a)	1,099	642,366
Illumina, Inc. (a)	7,458	3,277,120
IQVIA Holdings, Inc. (a)	9,792	1,887,800
Mettler-Toledo International, Inc. (a)	1,218	1,359,349
PerkinElmer, Inc.	5,727	722,117
Thermo Fisher Scientific, Inc.	20,248	9,113,220
Waters Corp. (a)	3,170	868,200
		19,777,516
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	115,435	7,079,629
Catalent, Inc. (a)	8,347	949,137
Eli Lilly & Co.	40,561	8,310,543
Johnson & Johnson	134,486	21,310,652
Merck & Co., Inc.	129,239	9,385,336
Perrigo Co. PLC	7,087	286,031
Pfizer, Inc.	283,943	9,509,251
Viatris, Inc. (a)	61,817	917,982
Zoetis, Inc. Class A	24,277	3,768,761
		61,517,322

TOTAL HEALTH CARE		215,633,548

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.5%
General Dynamics Corp.	11,864	1,939,408
Howmet Aerospace, Inc.	19,882	558,883
Huntington Ingalls Industries, Inc.	2,083	366,421
L3Harris Technologies, Inc.	10,726	1,951,167
Lockheed Martin Corp.	12,574	4,152,564
Northrop Grumman Corp.	7,917	2,309,072
Raytheon Technologies Corp.	77,670	5,591,463
Teledyne Technologies, Inc. (a)	1,869	693,399
Textron, Inc.	11,801	594,062
The Boeing Co.	27,150	5,756,072
TransDigm Group, Inc. (a)	2,782	1,604,296
		25,516,807
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	6,883	625,321
Expeditors International of Washington, Inc.	8,634	792,947
FedEx Corp.	12,343	3,141,294
United Parcel Service, Inc. Class B	36,542	5,767,424
		10,326,986
Airlines - 0.3%
Alaska Air Group, Inc.	6,659	432,968
American Airlines Group, Inc.	25,724	538,661
Delta Air Lines, Inc.	33,601	1,610,832
Southwest Airlines Co.	30,458	1,770,524
United Airlines Holdings, Inc. (a)	15,467	814,802
		5,167,787
Building Products - 0.4%
A.O. Smith Corp.	7,003	415,768
Allegion PLC	4,661	507,024
Carrier Global Corp.	41,708	1,523,593
Fortune Brands Home & Security, Inc.	7,091	589,546
Johnson Controls International PLC	36,967	2,062,389
Masco Corp.	13,474	717,086
Trane Technologies PLC	12,264	1,879,335
		7,694,741
Commercial Services & Supplies - 0.4%
Cintas Corp.	4,499	1,459,206
Copart, Inc. (a)	10,599	1,156,987
Republic Services, Inc.	10,825	964,399
Rollins, Inc.	11,386	377,674
Waste Management, Inc.	19,817	2,197,507
		6,155,773
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	6,621	761,945
Quanta Services, Inc.	7,159	600,282
		1,362,227
Electrical Equipment - 0.5%
AMETEK, Inc.	11,797	1,391,692
Eaton Corp. PLC	20,340	2,648,065
Emerson Electric Co.	30,529	2,622,441
Rockwell Automation, Inc.	5,954	1,448,489
		8,110,687
Industrial Conglomerates - 1.2%
3M Co.	29,456	5,156,567
General Electric Co.	448,071	5,618,810
Honeywell International, Inc.	35,835	7,251,212
Roper Technologies, Inc.	5,354	2,021,777
		20,048,366
Machinery - 1.7%
Caterpillar, Inc.	27,752	5,991,102
Cummins, Inc.	7,559	1,913,939
Deere & Co.	16,009	5,589,062
Dover Corp.	7,326	903,003
Flowserve Corp.	6,656	246,272
Fortive Corp.	17,218	1,133,289
IDEX Corp.	3,892	759,602
Illinois Tool Works, Inc.	14,707	2,973,461
Ingersoll Rand, Inc. (a)	18,935	877,448
Otis Worldwide Corp.	20,681	1,317,587
PACCAR, Inc.	17,720	1,612,343
Parker Hannifin Corp.	6,578	1,887,623
Pentair PLC	8,506	475,741
Snap-On, Inc.	2,770	562,615
Stanley Black & Decker, Inc.	8,214	1,436,136
Westinghouse Air Brake Co.	9,089	658,316
Xylem, Inc.	9,233	919,237
		29,256,776
Professional Services - 0.3%
Equifax, Inc.	6,222	1,007,217
IHS Markit Ltd.	19,033	1,716,015
Nielsen Holdings PLC	18,238	408,714
Robert Half International, Inc.	5,840	454,294
Verisk Analytics, Inc.	8,313	1,362,085
		4,948,325
Road & Rail - 1.0%
CSX Corp.	39,063	3,576,218
J.B. Hunt Transport Services, Inc.	4,296	630,954
Kansas City Southern	4,778	1,014,561
Norfolk Southern Corp.	12,972	3,269,722
Old Dominion Freight Lines, Inc.	4,912	1,054,950
Union Pacific Corp.	34,425	7,090,173
		16,636,578
Trading Companies & Distributors - 0.2%
Fastenal Co.	29,426	1,364,484
United Rentals, Inc. (a)	3,694	1,098,522
W.W. Grainger, Inc.	2,313	862,078
		3,325,084

TOTAL INDUSTRIALS		138,550,137

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	2,790	780,754
Cisco Systems, Inc.	215,826	9,684,113
F5 Networks, Inc. (a)	3,167	601,667
Juniper Networks, Inc.	16,826	391,709
Motorola Solutions, Inc.	8,654	1,518,604
		12,976,847
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	15,257	1,917,500
CDW Corp.	7,293	1,144,199
Corning, Inc.	39,155	1,497,287
FLIR Systems, Inc.	6,767	361,358
IPG Photonics Corp. (a)	1,812	411,958
Keysight Technologies, Inc. (a)	9,511	1,345,997
TE Connectivity Ltd.	16,877	2,194,516
Trimble, Inc. (a)	12,767	946,545
Vontier Corp. (a)	8,751	274,781
Zebra Technologies Corp. Class A (a)	2,713	1,354,954
		11,449,095
IT Services - 5.2%
Accenture PLC Class A	32,365	8,120,379
Akamai Technologies, Inc. (a)	8,275	781,988
Automatic Data Processing, Inc.	21,902	3,811,386
Broadridge Financial Solutions, Inc.	5,861	835,134
Cognizant Technology Solutions Corp. Class A	27,302	2,006,151
DXC Technology Co.	8,856	223,348
Fidelity National Information Services, Inc.	31,714	4,376,532
Fiserv, Inc. (a)	29,373	3,388,763
FleetCor Technologies, Inc. (a)	4,273	1,184,946
Gartner, Inc. (a)	4,598	823,226
Global Payments, Inc.	15,290	3,027,267
IBM Corp.	45,582	5,421,067
Jack Henry & Associates, Inc.	3,944	585,447
Leidos Holdings, Inc.	6,788	600,399
MasterCard, Inc. Class A	44,951	15,905,911
Paychex, Inc.	16,395	1,493,093
PayPal Holdings, Inc. (a)	59,859	15,554,361
The Western Union Co.	20,810	483,208
VeriSign, Inc. (a)	5,125	994,404
Visa, Inc. Class A	86,631	18,399,558
		88,016,568
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	61,443	5,192,548
Analog Devices, Inc.	18,869	2,940,168
Applied Materials, Inc.	46,655	5,514,154
Broadcom, Inc.	20,664	9,709,394
Enphase Energy, Inc. (a)	6,454	1,136,291
Intel Corp.	209,389	12,726,663
KLA Corp.	7,890	2,455,605
Lam Research Corp.	7,357	4,172,817
Maxim Integrated Products, Inc.	13,639	1,270,746
Microchip Technology, Inc.	13,299	2,029,826
Micron Technology, Inc. (a)	56,869	5,205,220
Monolithic Power Systems, Inc.	2,165	810,836
NVIDIA Corp.	31,623	17,347,745
Qorvo, Inc. (a)	5,832	1,019,025
Qualcomm, Inc.	57,778	7,868,786
Skyworks Solutions, Inc.	8,501	1,511,648
Teradyne, Inc.	8,448	1,086,497
Texas Instruments, Inc.	46,889	8,077,568
Xilinx, Inc.	12,525	1,632,008
		91,707,545
Software - 8.3%
Adobe, Inc. (a)	24,512	11,267,431
ANSYS, Inc. (a)	4,386	1,495,582
Autodesk, Inc. (a)	11,231	3,099,756
Cadence Design Systems, Inc. (a)	14,239	2,008,981
Citrix Systems, Inc.	6,316	843,691
Fortinet, Inc. (a)	6,903	1,165,572
Intuit, Inc.	13,421	5,236,069
Microsoft Corp.	386,239	89,754,219
NortonLifeLock, Inc.	30,378	592,675
Oracle Corp.	96,892	6,250,503
Paycom Software, Inc. (a)	2,507	938,220
Salesforce.com, Inc. (a)	46,756	10,122,674
ServiceNow, Inc. (a)	9,966	5,316,462
Synopsys, Inc. (a)	7,792	1,910,676
Tyler Technologies, Inc. (a)	2,071	959,743
		140,962,254
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	816,467	99,004,770
Hewlett Packard Enterprise Co.	66,370	966,347
HP, Inc.	70,139	2,031,927
NetApp, Inc.	11,515	720,839
Seagate Technology LLC	11,349	831,087
Western Digital Corp.	15,637	1,071,604
Xerox Holdings Corp.	8,851	225,523
		104,852,097

TOTAL INFORMATION TECHNOLOGY		449,964,406

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	11,293	2,886,717
Albemarle Corp. U.S.	5,891	926,124
Celanese Corp. Class A	5,943	825,542
CF Industries Holdings, Inc.	10,956	496,088
Corteva, Inc.	38,060	1,718,409
Dow, Inc.	37,979	2,252,534
DuPont de Nemours, Inc.	27,444	1,929,862
Eastman Chemical Co.	6,887	752,474
Ecolab, Inc.	12,690	2,656,778
FMC Corp.	6,671	678,374
International Flavors & Fragrances, Inc.	12,721	1,723,823
Linde PLC	26,818	6,550,833
LyondellBasell Industries NV Class A	13,203	1,361,097
PPG Industries, Inc.	12,079	1,628,491
Sherwin-Williams Co.	4,177	2,841,780
The Mosaic Co.	17,651	518,939
		29,747,865
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,188	1,073,942
Vulcan Materials Co.	6,748	1,126,849
		2,200,791
Containers & Packaging - 0.3%
Amcor PLC	80,677	882,606
Avery Dennison Corp.	4,245	743,766
Ball Corp.	16,767	1,431,734
International Paper Co.	20,074	996,674
Packaging Corp. of America	4,838	638,713
Sealed Air Corp.	7,997	335,074
WestRock Co.	13,525	589,555
		5,618,122
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	74,239	2,517,444
Newmont Corp.	41,054	2,232,517
Nucor Corp.	15,443	923,800
		5,673,761

TOTAL MATERIALS		43,240,539

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	6,298	1,005,728
American Tower Corp.	22,692	4,904,422
AvalonBay Communities, Inc.	7,125	1,252,219
Boston Properties, Inc.	7,201	713,835
Crown Castle International Corp.	22,029	3,431,017
Digital Realty Trust, Inc.	14,308	1,927,717
Duke Realty Corp.	19,047	747,595
Equinix, Inc.	4,551	2,950,595
Equity Residential (SBI)	17,483	1,143,563
Essex Property Trust, Inc.	3,322	846,412
Extra Space Storage, Inc.	6,663	837,539
Federal Realty Investment Trust (SBI)	3,574	361,582
Healthpeak Properties, Inc.	27,706	805,968
Host Hotels & Resorts, Inc.	36,231	601,072
Iron Mountain, Inc.	14,604	508,073
Kimco Realty Corp.	22,165	406,284
Mid-America Apartment Communities, Inc.	5,834	786,015
Prologis (REIT), Inc.	37,757	3,740,586
Public Storage	7,763	1,816,076
Realty Income Corp.	17,934	1,080,703
Regency Centers Corp.	8,040	440,431
SBA Communications Corp. Class A	5,674	1,447,608
Simon Property Group, Inc.	16,809	1,898,072
SL Green Realty Corp.	3,802	262,604
UDR, Inc.	15,217	626,484
Ventas, Inc.	19,250	1,018,325
Vornado Realty Trust	8,232	353,482
Welltower, Inc.	21,432	1,455,233
Weyerhaeuser Co.	37,949	1,285,333
		38,654,573
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	17,053	1,292,106

TOTAL REAL ESTATE		39,946,679

UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	12,750	588,540
American Electric Power Co., Inc.	25,328	1,895,801
Duke Energy Corp.	37,571	3,215,702
Edison International	19,366	1,045,570
Entergy Corp.	10,214	886,677
Evergy, Inc.	11,665	625,594
Eversource Energy	17,547	1,394,636
Exelon Corp.	49,788	1,921,817
FirstEnergy Corp.	27,750	919,635
NextEra Energy, Inc.	100,086	7,354,319
NRG Energy, Inc.	12,503	456,485
Pinnacle West Capital Corp.	5,778	404,056
PPL Corp.	39,169	1,025,836
Southern Co.	53,919	3,058,286
Xcel Energy, Inc.	26,846	1,572,907
		26,365,861
Gas Utilities - 0.0%
Atmos Energy Corp.	6,463	546,834
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	34,009	903,279
Multi-Utilities - 0.7%
Ameren Corp.	12,642	888,353
CenterPoint Energy, Inc.	28,109	546,439
CMS Energy Corp.	14,511	785,190
Consolidated Edison, Inc.	17,389	1,141,588
Dominion Energy, Inc.	41,657	2,846,006
DTE Energy Co.	9,882	1,163,309
NiSource, Inc.	19,436	419,818
Public Service Enterprise Group, Inc.	25,889	1,393,605
Sempra Energy	14,731	1,708,501
WEC Energy Group, Inc.	16,175	1,304,352
		12,197,161
Water Utilities - 0.1%
American Water Works Co., Inc.	9,276	1,316,079

TOTAL UTILITIES		41,329,214

TOTAL COMMON STOCKS
(Cost $1,269,091,478)		1,644,144,426

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.07% (c)	37,950,701	37,958,291
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	342,072	342,106
TOTAL MONEY MARKET FUNDS
(Cost $38,300,397)		38,300,397
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,307,391,875)		1,682,444,823
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,963,030
NET ASSETS - 100%		$1,688,407,853

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	232	March 2021	$44,186,720	$(873,780)	$(873,780)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,287
Fidelity Securities Lending Cash Central Fund	20,439
Total	$35,726

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$182,228,665	$182,228,665	$--	$--
Consumer Discretionary	203,750,585	203,750,585	--	--
Consumer Staples	98,049,361	98,049,361	--	--
Energy	46,691,418	46,691,418	--	--
Financials	184,759,874	184,759,874	--	--
Health Care	215,633,548	215,633,548	--	--
Industrials	138,550,137	138,550,137	--	--
Information Technology	449,964,406	449,964,406	--	--
Materials	43,240,539	43,240,539	--	--
Real Estate	39,946,679	39,946,679	--	--
Utilities	41,329,214	41,329,214	--	--
Money Market Funds	38,300,397	38,300,397	--	--
Total Investments in Securities:	$1,682,444,823	$1,682,444,823	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(873,780)	$(873,780)	$--	$--
Total Liabilities	$(873,780)	$(873,780)	$--	$--
Total Derivative Instruments:	$(873,780)	$(873,780)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(873,780)
Total Equity Risk	0	(873,780)
Total Value of Derivatives	$0	$(873,780)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021
Assets
Investment in securities, at value (including securities loaned of $342,896) — See accompanying schedule: Unaffiliated issuers (cost $1,269,091,478)	$1,644,144,426
Fidelity Central Funds (cost $38,300,397)	38,300,397
Total Investment in Securities (cost $1,307,391,875)		$1,682,444,823
Segregated cash with brokers for derivative instruments		2,222,000
Cash		21
Receivable for fund shares sold		4,515,379
Dividends receivable		2,254,414
Interest receivable		139
Distributions receivable from Fidelity Central Funds		1,440
Total assets		1,691,438,216
Liabilities
Payable for investments purchased	$279,724
Payable for fund shares redeemed	2,185,567
Payable for daily variation margin on futures contracts	222,872
Collateral on securities loaned	342,200
Total liabilities		3,030,363
Net Assets		$1,688,407,853
Net Assets consist of:
Paid in capital		$1,320,106,144
Total accumulated earnings (loss)		368,301,709
Net Assets		$1,688,407,853
Net Asset Value, offering price and redemption price per share ($1,688,407,853 ÷ 103,726,572 shares)		$16.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2021
Investment Income
Dividends		$20,241,597
Interest		533
Income from Fidelity Central Funds (including $20,439 from security lending)		35,726
Total income		20,277,856
Expenses
Independent trustees' fees and expenses	$6,001
Interest	65
Reports to shareholders	20,951
Commitment fees	2,412
Total expenses before reductions	29,429
Expense reductions	(72)
Total expenses after reductions		29,357
Net investment income (loss)		20,248,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,374,272)
Fidelity Central Funds	(826)
Futures contracts	3,055,211
Total net realized gain (loss)		(6,319,887)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	323,523,908
Futures contracts	(596,259)
Total change in net unrealized appreciation (depreciation)		322,927,649
Net gain (loss)		316,607,762
Net increase (decrease) in net assets resulting from operations		$336,856,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2021	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,248,499	$14,358,500
Net realized gain (loss)	(6,319,887)	209,958
Change in net unrealized appreciation (depreciation)	322,927,649	26,969,641
Net increase (decrease) in net assets resulting from operations	336,856,261	41,538,099
Distributions to shareholders	(20,318,634)	(13,704,827)
Share transactions
Proceeds from sales of shares	994,146,861	471,638,049
Reinvestment of distributions	14,393,109	4,051,846
Cost of shares redeemed	(483,146,638)	(210,883,239)
Net increase (decrease) in net assets resulting from share transactions	525,393,332	264,806,656
Total increase (decrease) in net assets	841,930,959	292,639,928
Net Assets
Beginning of period	846,476,894	553,836,966
End of period	$1,688,407,853	$846,476,894
Other Information
Shares
Sold	70,239,613	36,447,389
Issued in reinvestment of distributions	1,028,797	300,950
Redeemed	(34,636,619)	(16,262,534)
Net increase (decrease)	36,631,791	20,485,805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

Years ended February 28,	2021	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$11.88	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)C	.24	.26	.24	.22
Net realized and unrealized gain (loss)	3.66	.73	.29	1.47
Total from investment operations	3.90	.99	.53	1.69
Distributions from net investment income	(.24)	(.25)	(.19)	(.10)
Distributions from net realized gain	–	–	(.04)	(.01)
Total distributions	(.24)	(.25)	(.23)	(.11)
Net asset value, end of period	$16.28	$12.62	$11.88	$11.58
Total ReturnD,E	31.31%	8.26%	4.67%	16.91%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	-%	- %I
Net investment income (loss)	1.69%	1.98%	2.05%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,688,408	$846,477	$553,837	$26,382
Portfolio turnover rateJ	6%	3%	8%K	10%I

 A For the year ended February 29.

 B For the period March 9, 2017 (commencement of operations) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2021

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term gain distributions from the Underlying Funds, market discount, capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$410,168,598
Gross unrealized depreciation	(44,839,437)
Net unrealized appreciation (depreciation)	$365,329,161
Tax Cost	$1,317,115,662

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,492,506
Capital loss carryforward	$(519,957)
Net unrealized appreciation (depreciation) on securities and other investments	$365,329,161

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(519,957)

The tax character of distributions paid was as follows:

	February 28, 2021	February 29, 2020
Ordinary Income	$20,318,634	$ 13,704,827

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	569,272,080	74,673,335

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Flex 500 Index Fund	Borrower	$7,033,000.34%		$65

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex 500 Index Fund	$2,412

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex 500 Index Fund	$10	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $72.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Flex 500 Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from March 9, 2017 (commencement of operations) to February 28, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 9, 2017 (commencement of operations) to February 28, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 13, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 309 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Flex 500 Index Fund	- %-C
Actual		$1,000.00	$1,097.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

A total of 0.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 89% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 99%, 93%, 93%, and 93% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2%, 6%, 6%, and 6% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Flex 500 Index Fund

At its September 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.05 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its January 2020 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also considered that it received and reviewed information regarding the fund's total expense ratio in connection with its approval of the Advisory Contracts. Based on its review, the Board considered that the fund does not pay a management fee and concluded at its January 2020 meeting that the fund's total expense ratio was reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of the fund to be relevant in its decision to approve the Amended Contract.

Economies of Scale.  The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contract because the fund pays no advisory fees and FMR will continue to bear all expenses of the fund with certain limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Amended Contract should be approved.

Board Approval of Investment Advisory Contracts

Fidelity Flex 500 Index Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

Z5I-ANN-0421
1.9881571.103

Item 2.

Code of Ethics

As of the end of the period, February 28, 2021, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 28, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$41,500	$-	$8,600	$1,000

February 29, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$45,300	$100	$8,600	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity Extended Market Index Fund, Fidelity International Index Fund, Fidelity Series Total Market Index Fund and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$60,700	$4,800	$13,900	$1,900
Fidelity Extended Market Index Fund	$57,700	$5,000	$12,200	$2,000
Fidelity International Index Fund	$57,600	$5,100	$13,600	$2,000
Fidelity Series Total Market Index Fund	$57,600	$4,300	$12,600	$1,700
Fidelity Total Market Index Fund	$62,500	$5,200	$16,100	$2,100

February 29, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$68,900	$5,300	$12,300	$2,200
Fidelity Extended Market Index Fund	$61,200	$5,500	$14,800	$2,300
Fidelity International Index Fund	$63,400	$5,600	$17,000	$2,400
Fidelity Series Total Market Index Fund	$47,200	$3,900	$12,600	$1,600
Fidelity Total Market Index Fund	$64,500	$5,900	$14,500	$2,500

A Amounts may reflect rounding.

B Fidelity Series Total Market Index Fund commenced operations on April 26, 2019.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2021A	February 29, 2020A
Audit-Related Fees	$-	$287,500
Tax Fees	$-	$3,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	February 28, 2021A	February 29, 2020A,B
Audit-Related Fees	$9,436,200	$7,927,700
Tax Fees	$14,300	$28,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Total Market Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2021A	February 29, 2020A,B
Deloitte Entities	$568,200	$579,200
PwC	$14,627,900	$12,701,800

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Total Market Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021